UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Value Index Fund Fidelity® Small Cap Value Index Fund : FISVX

This annual shareholder report contains information about Fidelity® Small Cap Value Index Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Index Fund	$ 6	0.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 127% and contributed most to the fund's performance for the fiscal year. Financials, which gained approximately 28%, also helped, benefiting from the banks industry (+33%), as did health care, which advanced approximately 79%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+112%). The industrials sector rose approximately 38%, while energy gained about 50% and consumer discretionary advanced roughly 26%. Other contributors included the real estate (+26%), materials (+49%), communication services (+63%), utilities (+15%) and consumer staples (+16%) sectors.
•Turning to individual stocks, the top contributor was TTM Technologies (+367%), from the technology hardware & equipment category. Within the same group, Viasat gained 513% and boosted the fund. Hut 8 (+530%) and Cipher Digital (+439%), within the software & services industry, boosted the fund. Lastly, EchoStar (+251%), from the media & entertainment category, also lifted the fund.
•In contrast, the biggest detractor was Aebi Schmidt Holding (+13%), from the capital goods category. In commercial & professional services, Alight (-90%) hurt the fund. Everforth (-66%), from the software & services industry, hurt the fund's performance. Prestige Consumer Healthcare (-41%), from the pharmaceuticals, biotechnology & life sciences category, hurt the fund. Lastly, Group 1 Automotive (-33%), from the consumer discretionary distribution & retail group, also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Small Cap Value Index Fund	42.93%	8.27%	11.53%
Russell 2000® Value Index	43.01%	8.23%	11.54%
Russell 3000® Index	22.81%	12.30%	15.26%
A   From July 11, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,184,338,737
Number of Holdings	1,417
Total Advisory Fee	$860,785
Portfolio Turnover	41%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.5
Industrials	12.6
Health Care	11.1
Consumer Discretionary	10.3
Real Estate	9.5
Information Technology	7.6
Energy	6.4
Utilities	5.3
Materials	3.8
Communication Services	2.6
Consumer Staples	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Canada - 1.0
Switzerland - 0.7
Puerto Rico - 0.4
Cameroon - 0.3
Monaco - 0.3
Bermuda - 0.3
Brazil - 0.2
Norway - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Viasat Inc	0.8
Cytokinetics Inc	0.7
UMB Financial Corp	0.7
CareTrust REIT Inc	0.7
Terex Corp	0.6
Old National Bancorp/IN	0.6
JBT Marel Corp	0.6
Lumen Technologies Inc	0.6
Macerich Co/The	0.5
Terreno Realty Corp	0.5
6.3
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913368.102    3406-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Growth Index Fund Fidelity® Small Cap Growth Index Fund : FECGX

This annual shareholder report contains information about Fidelity® Small Cap Growth Index Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Index Fund	$ 6	0.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, health care gained about 55% and contributed most to the fund's performance for the fiscal year, driven by the pharmaceuticals, biotechnology & life sciences industry (+91%). Industrials, which gained roughly 56%, also helped, benefiting from the capital goods industry (+76%), as did information technology, which advanced roughly 43%. The financials sector rose roughly 11%, while materials gained 36% and energy advanced approximately 36%. Other contributors included the real estate (+43%), consumer discretionary (+8%), communication services (+16%) and consumer staples (+3%) sectors.
•Conversely, utilities returned approximately -1% and detracted most.
•Turning to individual stocks, the biggest contributor was Bloom Energy (+948%), from the capital goods group. Within the same group, Sterling Infrastructure (+247%) contributed. In semiconductors & semiconductor equipment, Credo Technology (+157%) and SiTime (+214%) lifted the fund. Lastly, Guardant Health, within the health care equipment & services industry, gained approximately 186% and also boosted the fund.
•In contrast, the biggest detractor was AeroVironment (-52%), from the capital goods category. Within the same category, NuScale Power (-75%) and Archer Aviation (-55%) hurt. Verra Mobility (-83%), from the commercial & professional services industry, hurt. Lastly, Shake Shack (-60%), from the consumer services category, also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Small Cap Growth Index Fund	38.83%	5.69%	10.97%
Russell 2000® Growth Index	38.74%	5.57%	10.90%
Russell 3000® Index	22.81%	12.30%	15.26%
A   From July 11, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,563,919,659
Number of Holdings	1,120
Total Advisory Fee	$582,156
Portfolio Turnover	63%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Health Care	28.3
Information Technology	20.9
Industrials	17.0
Financials	9.3
Consumer Discretionary	8.5
Energy	5.0
Materials	4.4
Real Estate	2.3
Communication Services	2.3
Consumer Staples	1.6
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 1.4
Singapore - 0.5
Puerto Rico - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.2
Norway - 0.2
Bahamas (Nassau) - 0.2
Costa Rica - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Moog Inc Class A	0.8
BrightSpring Health Services Inc	0.8
MaxLinear Inc	0.8
Argan Inc	0.7
JFrog Ltd	0.7
Krystal Biotech Inc	0.7
ESCO Technologies Inc	0.7
FirstCash Holdings Inc	0.6
D-Wave Quantum Inc	0.6
StoneX Group Inc	0.6
7.0
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913367.102    3405-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Index Fund Fidelity® Mid Cap Value Index Fund : FIMVX

This annual shareholder report contains information about Fidelity® Mid Cap Value Index Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Index Fund	$ 6	0.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained approximately 124% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+252%). Industrials, which gained about 27%, also helped, benefiting from the capital goods industry (+32%), as did energy, which advanced roughly 32%. The health care sector rose roughly 27%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+54%), while financials gained 9% and utilities advanced about 19%. Other contributors included the materials (+20%), consumer discretionary (+14%), real estate (+5%) and communication services (+10%) sectors.
•Conversely, consumer staples returned roughly -1% and detracted most. This group was hampered by the household & personal products industry (-12%).
•Turning to individual stocks, the top contributor was Western Digital (+816%), from the technology hardware & equipment group. From the same group, Corning (+324%) and Ciena (+486%) helped. Teradyne (+386%), a stock in the semiconductors & semiconductor equipment industry, lifted the fund. Lastly, Cummins (+113%), a stock in the capital goods industry, also lifted the fund.
•In contrast, the biggest detractor was Coinbase Global (-58%), from the financial services group. Within the same category, Fidelity National Information Services (-51%) hurt the fund. In media & entertainment, Charter Communications returned -65% and hurt. In real estate management & development, CoStar returned approximately -65% and hurt. Lastly, Cognizant Technology Solutions (-49%), from the software & services category, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Mid Cap Value Index Fund	26.58%	9.44%	11.19%
Russell Midcap® Value Index	26.62%	9.48%	11.28%
Russell 3000® Index	22.81%	12.30%	15.26%
A   From July 11, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,837,744,331
Number of Holdings	723
Total Advisory Fee	$898,513
Portfolio Turnover	43%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.6
Financials	17.0
Information Technology	10.6
Health Care	10.1
Consumer Discretionary	8.4
Real Estate	8.3
Utilities	7.3
Materials	6.5
Energy	6.5
Consumer Staples	5.6
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.7
Canada - 0.4
Australia - 0.2
United Kingdom - 0.2
Bermuda - 0.1
Puerto Rico - 0.1
Guatemala - 0.1
Brazil - 0.1
Finland - 0.1

TOP HOLDINGS (% of Fund's net assets)
Warner Bros Discovery Inc	0.7
Phillips 66	0.7
Digital Realty Trust Inc	0.7
Allstate Corp/The	0.7
Hewlett Packard Enterprise Co	0.7
Flex Ltd	0.7
Kinder Morgan Inc	0.6
Realty Income Corp	0.6
Delta Air Lines Inc	0.6
Corteva Inc	0.6
6.6
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913366.102    3404-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Growth Index Fund Fidelity® Mid Cap Growth Index Fund : FMDGX

This annual shareholder report contains information about Fidelity® Mid Cap Growth Index Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Growth Index Fund	$ 5	0.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained approximately 36% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+56%). Information technology stocks also helped, gaining about 11% and benefiting from the semiconductors & semiconductor equipment industry (+174%). The energy sector rose approximately 34%. Other contributors included the real estate (+17%), materials (+57%) and health care (+1%) sectors.
•Conversely, financials returned -18% and detracted most. This group was hampered by the financial services industry (-17%). Communication services (-24%), hampered by the media & entertainment industry (-30%), and consumer discretionary (-5%) also hurt. Other detractors included the utilities (-15%) and consumer staples (-10%) sectors.
•Turning to individual stocks, the biggest contributor was Vertiv Holdings (+136%), from the capital goods industry. From the same group, Comfort Systems USA (+266%) and Quanta Services (+82%) helped. Astera Labs (+434%), a stock in the semiconductors & semiconductor equipment industry, contributed. Lastly, in software & services, Datadog gained 94% and also contributed.
•In contrast, the biggest detractor was ROBLOX (-49%), from the media & entertainment group. Within the same industry, Trade Desk (-75%) hurt the fund's performance. Flutter Entertainment, within the consumer services group, returned approximately -64% and hurt the fund's performance. In capital goods, Axon Enterprise (-33%) hurt the fund's performance. Lastly, Gartner, within the software & services industry, returned -68% and also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Mid Cap Growth Index Fund	6.15%	5.99%	11.16%
Russell Midcap® Growth Index	6.17%	6.03%	11.29%
Russell 3000® Index	22.81%	12.30%	15.26%
A   From July 11, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,882,435,591
Number of Holdings	271
Total Advisory Fee	$1,761,511
Portfolio Turnover	61%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.3
Industrials	21.9
Health Care	12.6
Consumer Discretionary	11.6
Communication Services	5.7
Financials	4.5
Energy	3.9
Utilities	2.6
Real Estate	2.2
Consumer Staples	2.0
Materials	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
Australia - 1.1
Korea (South) - 0.6
Thailand - 0.6
Canada - 0.5
Denmark - 0.3
United Kingdom - 0.3
Japan - 0.2
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Datadog Inc Class A	2.4
Snowflake Inc	2.4
Cloudflare Inc Class A	2.2
Teradyne Inc	2.1
Astera Labs Inc	2.0
Simon Property Group Inc	2.0
Comfort Systems USA Inc	1.9
Robinhood Markets Inc Class A	1.8
Lumentum Holdings Inc	1.7
Targa Resources Corp	1.6
20.1
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913365.102    3403-TSRA-0826

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® SAI Enhanced Municipal Income Fund Fidelity® SAI Enhanced Municipal Income Fund : FENCX

This annual shareholder report contains information about Fidelity® SAI Enhanced Municipal Income Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Municipal Income Fund	$ 16	0.15%
What affected the Fund's performance this period?

•U.S. tax-exempt bonds achieved a strong gain for the 12 months ending June 30, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive starting yields, three policy interest-rate cuts by the Federal Reserve in late 2025, and robust investor demand for the asset class that more than offset record supply of new municipal issuance.
•Against this backdrop, the fund's outsized exposure to airport bonds subject to the alternative minimum tax and prepaid gas municipals contributed to performance versus the Bloomberg Municipal Bond Index.
•Issue selection in the housing sector helped as well.
•Our ability to source liquidity via primary market participation and transaction-cost-aware secondary-market trading also proved advantageous.
•In contrast, the fund's yield-curve positioning detracted as the municipal curve flattened during the latter half of the reporting period.
•An overweight in high-quality, tax-exempt debt, along with picks in the hospital and health care sectors, hurt as well.
•Pricing factors further pressured the fund's relative result. Holdings within the portfolio are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. In contrast securities within the benchmark, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 18, 2025 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Enhanced Municipal Income Fund	6.96%	5.16%
Bloomberg Municipal Bond Index	7.03%	4.98%
A   From March 18, 2025

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,545,935,323
Number of Holdings	2,447
Total Advisory Fee	$1,851,340
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.1
Transportation	12.9
Health Care	11.9
Special Tax	10.6
Housing	6.7
Water & Sewer	6.1
Others(Individually Less Than 5%)	8.1
89.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 10.1
AA - 52.6
A - 25.3
BBB - 1.1
Not Rated - 0.3
Equities - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 5.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	9.9
New York	9.0
California	6.6
Florida	6.2
Alabama	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918388.101    9002-TSRA-0826

Item 2.

Code of Ethics

As of the end of the period, June 30, 2026, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, and Fidelity SAI Enhanced Municipal Income Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Mid Cap Growth Index Fund	$40,100	$-	$10,000	$800
Fidelity Mid Cap Value Index Fund	$40,100	$-	$10,000	$800
Fidelity SAI Enhanced Municipal Income Fund	$49,600	$-	$9,800	$900

June 30, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Mid Cap Growth Index Fund	$42,600	$-	$8,200	$800
Fidelity Mid Cap Value Index Fund	$42,600	$-	$8,200	$800
Fidelity SAI Enhanced Municipal Income Fund	$33,600	$-	$9,500	$200

A Amounts may reflect rounding.
B Fidelity SAI Enhanced Municipal Income Fund commenced operation on March 18, 2025.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the “Funds”):

Services Billed by PwC

June 30, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Small Cap Growth Index Fund	$39,900	$3,500	$9,100	$1,300
Fidelity Small Cap Value Index Fund	$41,200	$3,600	$9,100	$1,300

June 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Small Cap Growth Index Fund	$43,100	$3,500	$13,900	$1,500
Fidelity Small Cap Value Index Fund	$44,400	$3,600	$11,700	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2026A	June 30, 2025A,B
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Enhanced Municipal Income Fund’s commencement of operations.

Services Billed by PwC

	June 30, 2026A	June 30, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2026A	June 30, 2025A,B
Deloitte Entities	$2,620,300	$3,461,100
PwC	$14,589,000	$14,679,100

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Enhanced Municipal Income Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Mid Cap Growth Index Fund
Fidelity® Mid Cap Value Index Fund
Fidelity® Small Cap Growth Index Fund
Fidelity® Small Cap Value Index Fund

Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid Cap Growth Index Fund
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
AUSTRALIA - 1.1%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)	42,198	1,929,715
Materials - 1.1%
Metals & Mining - 1.1%
Anglogold Ashanti Plc	486,341	39,340,123
TOTAL AUSTRALIA		41,269,838
CANADA - 0.5%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Restaurant Brands International Inc (United States) (c)	208,587	15,124,644
Materials - 0.1%
Metals & Mining - 0.1%
Almonty Industries Inc (United States) (b)	218,970	3,626,143
TOTAL CANADA		18,750,787
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S (b)	50,100	13,362,672
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	29,896	1,011,681
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	1,373	32,169
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (b)(c)	132,236	9,206,270
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	16,390	2,138,403
KOREA (SOUTH) - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Coupang Inc Class A (b)	1,325,570	23,025,151
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	5,214	856,035
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	241,132	8,540,895
THAILAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (b)	38,109	21,420,307
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	165,677	10,984,385
UNITED STATES - 96.2%
Communication Services - 5.7%
Diversified Telecommunication Services - 0.7%
AST SpaceMobile Inc Class A (b)(c)	255,168	22,674,228
Globalstar Inc (b)	54,713	4,447,620
Iridium Communications Inc	30,441	1,669,689
		28,791,537
Entertainment - 4.0%
Electronic Arts Inc	36,508	7,485,600
Live Nation Entertainment Inc (b)(c)	170,132	31,152,871
Madison Square Garden Sports Corp Class A (b)	9,164	3,682,462
ROBLOX Corp Class A (b)	675,797	36,749,841
Roku Inc Class A (b)	130,813	18,070,508
Take-Two Interactive Software Inc (b)	194,902	48,721,603
TKO Group Holdings Inc Class A	25,424	5,118,105
		150,980,990
Interactive Media & Services - 0.6%
Reddit Inc Class A (b)	141,930	24,636,209
Media - 0.4%
EchoStar Corp Class A (b)	126,366	12,826,149
NIQ Global Intelligence Plc (b)	7,440	69,564
Trade Desk Inc (The) Class A (b)	129,405	2,339,642
		15,235,355
TOTAL COMMUNICATION SERVICES		219,644,091
Consumer Discretionary - 10.4%
Automobiles - 0.1%
Rivian Automotive Inc Class A (b)	125,362	2,175,031
Broadline Retail - 0.4%
eBay Inc	103,421	11,557,297
Etsy Inc (b)	49,324	3,715,577
		15,272,874
Diversified Consumer Services - 0.0%
Grand Canyon Education Inc (b)	6,826	976,869
H&R Block Inc	19,508	742,864
		1,719,733
Hotels, Restaurants & Leisure - 7.0%
Cava Group Inc (b)(c)	107,073	8,403,089
Chipotle Mexican Grill Inc (b)	1,359,156	46,211,304
Choice Hotels International Inc	29,582	3,262,007
Churchill Downs Inc	10,846	972,234
Darden Restaurants Inc	121,810	25,094,078
Domino's Pizza Inc	1,649	488,169
DraftKings Inc Class A (b)	507,983	12,831,651
Dutch Bros Inc Class A (b)(c)	125,121	8,984,939
Expedia Group Inc Class A	121,418	31,068,438
Hyatt Hotels Corp Class A	39,727	7,700,682
Las Vegas Sands Corp	293,866	13,573,671
Planet Fitness Inc Class A (b)	83,929	4,378,576
Royal Caribbean Cruises Ltd	151,711	48,172,794
Texas Roadhouse Inc	22,281	4,305,358
Travel + Leisure Co	18,334	1,401,267
Vail Resorts Inc	30,244	4,117,721
Viking Holdings Ltd (b)	188,128	19,691,358
Wingstop Inc	28,778	4,990,393
Wyndham Hotels & Resorts Inc	70,626	5,947,415
Wynn Resorts Ltd	68,473	6,648,044
Yum! Brands Inc	87,982	14,064,803
		272,307,991
Household Durables - 0.3%
NVR Inc (b)	1,119	7,624,195
SharkNinja Inc (b)(c)	13,173	2,005,853
Somnigroup International Inc	35,811	2,807,582
TopBuild Corp (b)	2,468	874,980
		13,312,610
Leisure Products - 0.1%
Hasbro Inc	37,324	3,082,589
Specialty Retail - 1.4%
Burlington Stores Inc (b)	66,710	21,133,729
Chewy Inc Class A (b)(c)	247,903	4,871,294
Five Below Inc (b)	23,024	4,139,485
Murphy USA Inc	17,827	9,606,435
Ulta Beauty Inc (b)	10,131	4,568,878
Valvoline Inc (b)(c)	121,197	4,792,129
Williams-Sonoma Inc	16,037	3,738,225
		52,850,175
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp (b)	11,805	1,172,118
Ralph Lauren Corp Class A	25,325	10,165,708
Tapestry Inc	215,158	31,494,829
		42,832,655
TOTAL CONSUMER DISCRETIONARY		403,553,658
Consumer Staples - 2.0%
Beverages - 0.2%
Celsius Holdings Inc (b)(c)	180,981	5,299,124
Coca-Cola Consolidated Inc	7,113	1,358,014
		6,657,138
Consumer Staples Distribution & Retail - 1.3%
Casey's General Stores Inc	34,684	27,566,497
Maplebear Inc (b)	75,852	3,591,592
Sysco Corp	242,097	20,234,467
		51,392,556
Food Products - 0.1%
Hershey Co/The	16,166	2,836,324
Household Products - 0.3%
Kimberly-Clark Corp	113,088	12,413,670
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	46,912	3,703,702
TOTAL CONSUMER STAPLES		77,003,390
Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy Inc	14,966	3,577,024
Marathon Petroleum Corp	159,684	40,826,408
Matador Resources Co	10,933	544,245
Permian Resources Holdings Inc/DE Class A	102,760	1,891,812
Phillips 66	26,285	4,443,479
Targa Resources Corp	225,852	60,559,955
Texas Pacific Land Corp	62,613	27,401,953
TOTAL ENERGY		139,244,876
Financials - 4.5%
Banks - 0.1%
Pinnacle Financial Partners Inc	9,386	946,860
Western Alliance Bancorp	20,530	1,687,566
		2,634,426
Capital Markets - 2.8%
Ameriprise Financial Inc	8,123	3,726,507
Ares Management Corp Class A	209,394	23,307,646
Lazard Inc (c)	16,716	701,069
LPL Financial Holdings Inc	30,417	8,567,861
Morningstar Inc	1,355	211,407
MSCI Inc	3,895	2,181,356
Northern Trust Corp	10,028	1,743,268
Robinhood Markets Inc Class A (b)	677,056	67,895,176
Tradeweb Markets Inc Class A	8,870	883,984
		109,218,274
Consumer Finance - 0.2%
Ally Financial Inc	29,825	1,370,459
Credit Acceptance Corp (b)(c)	346	220,312
Figure Technology Solutions Inc Class A (c)	69,525	2,135,113
SoFi Technologies Inc Class A (b)(c)	158,725	2,845,939
		6,571,823
Financial Services - 1.4%
Affirm Holdings Inc Class A (b)	297,959	24,298,556
Chime Financial Inc Class A (b)	14,201	290,836
Corpay Inc (b)	25,168	8,387,739
Equitable Holdings Inc	160,276	7,032,911
Shift4 Payments Inc Class A (b)(c)	22,567	1,097,659
Toast Inc Class A (b)	507,797	14,126,913
UWM Holdings Corp Class A (c)	28,219	64,622
WEX Inc (b)	2,536	357,804
		55,657,040
Insurance - 0.0%
Ryan Specialty Holdings Inc Class A (c)	17,528	661,857
TOTAL FINANCIALS		174,743,420
Health Care - 12.3%
Biotechnology - 5.7%
Alnylam Pharmaceuticals Inc (b)	141,821	42,692,376
Arrowhead Pharmaceuticals Inc (b)	90,733	7,395,647
Bridgebio Pharma Inc (b)	170,142	12,672,176
Caris Life Sciences Inc (b)(c)	117,502	2,093,886
Exelixis Inc (b)	67,570	3,676,484
Halozyme Therapeutics Inc (b)	125,226	9,801,439
Insmed Inc (b)	228,209	24,331,644
Ionis Pharmaceuticals Inc (b)	165,259	13,103,386
Madrigal Pharmaceuticals Inc (b)	19,087	10,248,765
Natera Inc (b)	145,292	39,439,513
Neurocrine Biosciences Inc (b)	90,503	15,252,923
Revolution Medicines Inc (b)	203,515	38,114,289
Summit Therapeutics Inc (b)	143,472	2,090,387
Viking Therapeutics Inc (b)(c)	8,132	317,229
		221,230,144
Health Care Equipment & Supplies - 2.3%
Dexcom Inc (b)	408,129	27,487,488
IDEXX Laboratories Inc (b)	70,666	37,201,409
Insulet Corp (b)	73,721	11,224,022
Penumbra Inc (b)	40,558	12,806,189
		88,719,108
Health Care Providers & Services - 2.7%
Cardinal Health Inc	114,057	27,095,381
Cencora Inc	198,734	56,237,747
Centene Corp (b)	42,128	2,704,196
DaVita Inc (b)	1,819	404,691
Guardant Health Inc (b)	120,091	18,017,253
		104,459,268
Life Sciences Tools & Services - 0.4%
Medpace Holdings Inc (b)	24,579	13,016,793
Tempus AI Inc Class A (b)(c)	114,174	6,614,099
		19,630,892
Pharmaceuticals - 1.2%
Axsome Therapeutics Inc (b)	45,954	11,248,161
Corcept Therapeutics Inc (b)	101,120	8,792,384
Zoetis Inc Class A	352,469	25,328,422
		45,368,967
TOTAL HEALTH CARE		479,408,379
Industrials - 21.9%
Aerospace & Defense - 7.6%
ATI Inc (b)	143,996	28,381,612
Axon Enterprise Inc (b)	82,227	46,097,278
BWX Technologies Inc	92,399	17,985,465
Carpenter Technology Corp	51,353	31,676,585
Curtiss-Wright Corp	19,975	15,136,256
FTAI Aviation Ltd	107,911	29,193,163
HEICO Corp	45,264	16,122,584
HEICO Corp Class A	80,357	20,724,874
Hexcel Corp	13,879	1,388,733
Karman Holdings Inc (b)(c)	72,659	3,627,137
Kratos Defense & Security Solutions Inc (b)	13,408	668,523
Rocket Lab Corp (b)	571,589	58,102,022
Woodward Inc	63,144	26,863,983
		295,968,215
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	115,578	21,767,961
Building Products - 0.9%
AAON Inc	72,373	9,181,239
Armstrong World Industries Inc	11,645	1,868,091
Carlisle Cos Inc	4,307	1,562,364
Lennox International Inc	9,838	5,636,682
Modine Manufacturing Co (b)	55,351	14,779,824
		33,028,200
Commercial Services & Supplies - 0.4%
Clean Harbors Inc (b)	10,138	3,028,727
Rollins Inc	316,748	13,221,062
		16,249,789
Construction & Engineering - 4.9%
Comfort Systems USA Inc	37,074	73,478,815
Dycom Industries Inc (b)	12,576	6,358,300
EMCOR Group Inc	47,056	39,050,833
Everus Construction Group Inc (b)	46,845	7,773,928
IES Holdings Inc (b)	9,249	6,794,870
MasTec Inc (b)	65,965	27,445,398
Primoris Services Corp	3,047	302,019
Solv Energy Inc Class A	41,080	1,398,774
Sterling Infrastructure Inc (b)	31,968	26,832,660
		189,435,597
Electrical Equipment - 2.2%
Forgent Power Solutions Inc Class A	136,359	7,617,014
nVent Electric PLC	69,857	11,848,446
Powell Industries Inc	30,812	8,823,324
Rockwell Automation Inc	98,401	48,716,367
Vicor Corp (b)	26,269	9,976,441
		86,981,592
Ground Transportation - 1.0%
Avis Budget Group Inc (b)(c)	5,649	835,092
Landstar System Inc	11,652	2,409,750
Lyft Inc Class A (b)	55,673	813,382
Old Dominion Freight Line Inc	41,265	8,937,999
U-Haul Holding Co (b)(c)	427	27,942
U-Haul Holding Co Class N	5,571	321,447
XPO Inc (b)	121,219	24,885,049
		38,230,661
Machinery - 0.2%
Allison Transmission Holdings Inc	12,799	1,442,958
Lincoln Electric Holdings Inc	13,350	3,544,559
RBC Bearings Inc (b)	5,855	3,770,971
		8,758,488
Passenger Airlines - 0.6%
Alaska Air Group Inc (b)	17,673	922,531
American Airlines Group Inc (b)	695,063	12,559,789
Delta Air Lines Inc	42,640	3,993,662
Southwest Airlines Co	44,257	2,275,695
United Airlines Holdings Inc (b)	20,363	2,769,164
		22,520,841
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp Class A	28,462	1,726,790
ExlService Holdings Inc (b)	24,253	627,183
Paylocity Holding Corp (b)	3,206	335,122
Planet Labs PBC Class A (b)	297,481	9,855,546
UL Solutions Inc Class A	28,256	2,878,156
		15,422,797
Trading Companies & Distributors - 3.1%
Fastenal Co	999,788	48,019,818
Ferguson Enterprises Inc	10,231	2,428,122
United Rentals Inc	15,304	17,337,749
WW Grainger Inc	39,707	54,017,403
		121,803,092
TOTAL INDUSTRIALS		850,167,233
Information Technology - 30.5%
Communications Equipment - 2.3%
Applied Optoelectronics Inc (b)	82,195	12,178,011
Lumentum Holdings Inc (b)	75,611	64,878,775
Ubiquiti Inc	4,503	2,404,737
Viavi Solutions Inc (b)	246,379	11,764,597
		91,226,120
Electronic Equipment, Instruments & Components - 3.4%
Advanced Energy Industries Inc	38,078	14,198,144
Coherent Corp (b)	39,231	15,475,453
Jabil Inc	110,955	42,770,933
Keysight Technologies Inc (b)	103,604	36,268,652
Sanmina Corp (b)	17,428	4,410,678
TTM Technologies Inc (b)	93,349	17,458,130
		130,581,990
IT Services - 7.1%
Cloudflare Inc Class A (b)	336,293	82,485,947
CoreWeave Inc Class A (b)	370,135	36,843,238
DigitalOcean Holdings Inc (b)	86,356	13,560,483
Gartner Inc (b)(c)	69,560	9,016,367
GoDaddy Inc Class A (b)	140,375	11,915,030
Kyndryl Holdings Inc (b)	13,118	148,364
MongoDB Inc Class A (b)	75,492	25,357,763
Snowflake Inc (b)	356,410	90,706,345
Twilio Inc Class A (b)	23,270	4,801,299
		274,834,836
Semiconductors & Semiconductor Equipment - 9.9%
Astera Labs Inc (b)	162,918	78,692,652
Credo Technology Group Holding Ltd (b)	175,303	47,673,651
Entegris Inc (c)	22,795	4,099,909
First Solar Inc (b)	5,532	1,305,331
FormFactor Inc (b)	82,657	13,219,334
Lattice Semiconductor Corp (b)	144,925	22,167,728
MACOM Technology Solutions Holdings Inc (b)	71,178	27,073,976
Microchip Technology Inc	565,240	51,549,888
MKS Inc	6,123	2,723,510
ON Semiconductor Corp (b)	21,852	2,065,888
Onto Innovation Inc (b)	10,233	3,872,679
Rambus Inc (b)	114,504	15,199,261
Semtech Corp (b)	98,710	15,976,214
SiTime Corp (b)	23,606	17,599,689
Teradyne Inc	166,652	80,632,904
		383,852,614
Software - 6.9%
Appfolio Inc Class A (b)(c)	24,239	3,886,724
Atlassian Corp Class A (b)	179,359	13,952,337
Autodesk Inc (b)	224,696	43,685,396
Bentley Systems Inc Class B	35,001	1,046,180
Datadog Inc Class A (b)	349,546	91,007,797
Docusign Inc (b)	12,907	573,329
Dynatrace Inc (b)	55,566	2,439,903
Elastic NV (b)	49,368	2,814,963
Fair Isaac Corp (b)(c)	19,735	23,578,983
Gen Digital Inc	53,504	1,331,715
Guidewire Software Inc (b)	47,029	5,786,918
HubSpot Inc (b)	46,796	8,540,738
Klaviyo Inc Class A (b)	33,265	502,301
Manhattan Associates Inc (b)	62,368	8,684,744
Pegasystems Inc	27,769	832,237
Procore Technologies Inc (b)	129,542	5,261,996
RingCentral Inc Class A	8,210	320,025
Rubrik Inc Class A (b)	111,302	8,935,325
Samsara Inc Class A (b)(c)	366,231	11,876,871
SentinelOne Inc Class A (b)	233,382	3,960,493
Terawulf Inc (b)	385,368	9,518,590
Workday Inc Class A (b)	16,459	2,014,911
Zscaler Inc (b)	110,975	15,664,121
		266,216,597
Technology Hardware, Storage & Peripherals - 0.9%
Everpure Inc Class A (b)	286,328	22,559,784
NetApp Inc	74,286	11,496,501
Super Micro Computer Inc (b)(c)	55,540	1,628,988
		35,685,273
TOTAL INFORMATION TECHNOLOGY		1,182,397,430
Materials - 0.5%
Chemicals - 0.4%
Solstice Advanced Materials Inc	169,476	15,015,573
Metals & Mining - 0.1%
Aura Minerals Inc (c)	43,123	2,714,593
Hecla Mining Co	36,147	557,747
Steel Dynamics Inc	11,797	2,706,940
		5,979,280
TOTAL MATERIALS		20,994,853
Real Estate - 2.2%
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	29,317	3,948,707
CoStar Group Inc (b)	45,853	1,298,557
Jones Lang LaSalle Inc (b)	2,533	785,103
		6,032,367
Retail REITs - 2.0%
Simon Property Group Inc	340,153	76,075,219
Specialized REITs - 0.0%
Lamar Advertising Co Class A	20,290	3,164,834
TOTAL REAL ESTATE		85,272,420
Utilities - 2.6%
Electric Utilities - 0.8%
NRG Energy Inc	216,458	31,615,855
Independent Power and Renewable Electricity Producers - 1.8%
Talen Energy Corp (b)	33,578	12,902,682
Vistra Corp	357,953	56,782,085
		69,684,767
TOTAL UTILITIES		101,300,622
TOTAL UNITED STATES		3,733,730,372
TOTAL COMMON STOCKS (Cost $3,380,868,211)		3,884,328,965

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $570,529)	3.64	573,000	570,503

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	59,692,339	59,704,278
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	90,352,023	90,361,058
TOTAL MONEY MARKET FUNDS (Cost $150,059,366)			150,065,336

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $3,531,498,106)	4,034,964,804
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(152,529,213)
NET ASSETS - 100.0%	3,882,435,591

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P MidCap 400 Index Contracts (United States)	22	9/2026	8,547,000	186,471

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $570,503.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,066,298	651,229,482	594,596,941	338,329	(531)	5,970	59,704,278	59,692,339	0.1%
Fidelity Securities Lending Cash Central Fund	24,133,322	927,009,252	860,783,398	277,355	1,882	-	90,361,058	90,352,023	0.2%
Total	27,199,620	1,578,238,734	1,455,380,339	615,684	1,351	5,970	150,065,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	219,644,091	219,644,091	-	-
Consumer Discretionary	451,256,029	451,256,029	-	-
Consumer Staples	77,003,390	77,003,390	-	-
Energy	150,229,261	150,229,261	-	-
Financials	177,770,027	177,770,027	-	-
Health Care	492,771,051	492,771,051	-	-
Industrials	850,167,233	850,167,233	-	-
Information Technology	1,214,953,722	1,214,953,722	-	-
Materials	63,961,119	63,961,119	-	-
Real Estate	85,272,420	85,272,420	-	-
Utilities	101,300,622	101,300,622	-	-

U.S. Treasury Obligations	570,503	-	570,503	-

Money Market Funds	150,065,336	150,065,336	-	-
Total Investments in Securities:	4,034,964,804	4,034,394,301	570,503	-
Derivative Instruments:

Assets
Futures Contracts	186,471	186,471	-	-
Total Assets	186,471	186,471	-	-
Total Derivative Instruments:	186,471	186,471	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	186,471	-
Total Equity Risk	186,471	-
Total Value of Derivatives	186,471	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Growth Index Fund
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $173,957,801) - See accompanying schedule:
Unaffiliated issuers (cost $3,381,438,740)	$3,884,899,468
Fidelity Central Funds (cost $150,059,366)	150,065,336

Total Investment in Securities (cost $3,531,498,106)		$4,034,964,804
Segregated cash with brokers for derivative instruments		352,717
Foreign currency held at value (cost $301)		287
Receivable for investments sold		64,367,733
Receivable for fund shares sold		14,420,333
Dividends receivable		913,547
Distributions receivable from Fidelity Central Funds		56,047
Receivable for variation margin on futures contracts		117,397
Total assets		4,115,192,865
Liabilities
Payable to custodian bank	$36,276,299
Payable for investments purchased	46,730,730
Payable for fund shares redeemed	59,233,995
Accrued management fee	157,074
Collateral on securities loaned	90,359,176
Total liabilities		232,757,274
Net Assets		$3,882,435,591
Net Assets consist of:
Paid in capital		$3,486,220,436
Total accumulated earnings (loss)		396,215,155
Net Assets		$3,882,435,591
Net Asset Value, offering price and redemption price per share ($3,882,435,591 ÷ 103,235,627 shares)		$37.61
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$20,994,599
Interest		25,615
Income from Fidelity Central Funds (including $277,355 from security lending)		615,684
Security lending		33,128
Total income		21,669,026
Expenses
Management fee	$1,761,511
Independent trustees' fees and expenses	7,354
Interest	8,533
Total expenses before reductions	1,777,398
Expense reductions	(2,265)
Total expenses after reductions		1,775,133
Net Investment income (loss)		19,893,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(83,518,793)
Redemptions in-kind	131,305,678
Fidelity Central Funds	1,351
Futures contracts	2,418,354
Total net realized gain (loss)		50,206,590
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	122,472,305
Fidelity Central Funds	5,970
Assets and liabilities in foreign currencies	(12)
Futures contracts	16,201
Total change in net unrealized appreciation (depreciation)		122,494,464
Net gain (loss)		172,701,054
Net increase (decrease) in net assets resulting from operations		$192,594,947
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,893,893	$9,782,545
Net realized gain (loss)	50,206,590	117,242,965
Change in net unrealized appreciation (depreciation)	122,494,464	239,978,543
Net increase (decrease) in net assets resulting from operations	192,594,947	367,004,053
Distributions to shareholders	(57,170,671)	(6,611,673)

Share transactions
Proceeds from sales of shares	2,523,673,271	2,026,921,411
Reinvestment of distributions	50,195,528	5,324,589
Cost of shares redeemed	(1,709,082,923)	(616,687,912)

Net increase (decrease) in net assets resulting from share transactions	864,785,876	1,415,558,088
Total increase (decrease) in net assets	1,000,210,152	1,775,950,468

Net Assets
Beginning of period	2,882,225,439	1,106,274,971
End of period	$3,882,435,591	$2,882,225,439

Other Information
Shares
Sold	71,450,308	60,140,865
Issued in reinvestment of distributions	1,412,573	171,202
Redeemed	(49,519,990)	(18,967,376)
Net increase (decrease)	23,342,891	41,344,691

Financial Highlights
Fidelity® Mid Cap Growth Index Fund

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$36.08	$28.70	$25.12	$20.56	$31.08
Income from Investment Operations
Net investment income (loss) A,B	.20	.19	.19	.18	.17
Net realized and unrealized gain (loss)	1.98	7.34	3.56	4.56	(8.78)
Total from investment operations	2.18	7.53	3.75	4.74	(8.61)
Distributions from net investment income	(.16)	(.15)	(.17)	(.18)	(.12)
Distributions from net realized gain	(.49)	-	-	-	(1.79)
Total distributions	(.65)	(.15)	(.17)	(.18)	(1.91)
Net asset value, end of period	$37.61	$36.08	$28.70	$25.12	$20.56
Total Return C	6.15%	26.34%	15.01%	23.13%	(29.57)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.57%	.58%	.72%	.81%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$3,882,436	$2,882,225	$1,106,275	$709,515	$457,328
Portfolio turnover rate F	61 % G	53% G	54% G	46%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid Cap Value Index Fund
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 100.6%
	Shares	Value ($)
AUSTRALIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
IREN Ltd (b)	51,371	2,349,196
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	8,747	707,545
TOTAL AUSTRALIA		3,056,741
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	30,637	348,343
Liberty Global Ltd Class C (b)	23,343	256,773

TOTAL BELGIUM		605,116
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	7,570	2,398,933
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	71,199	1,157,696
CANADA - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States) (c)	26,582	1,927,461
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
RB Global Inc (United States)	33,720	3,926,694
Materials - 0.0%
Metals & Mining - 0.0%
Almonty Industries Inc (United States) (b)	1,904	31,530
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	24,564	911,816
TOTAL CANADA		6,797,501
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	499	133,093
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	28,186	953,814
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	7,281	313,301
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	3,525	82,591
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	16,393	1,487,829
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	475	61,973
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	10,673	1,752,293
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	43,358	2,874,635
UNITED STATES - 99.3%
Communication Services - 2.6%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)(c)	2,859	254,051
Iridium Communications Inc	11,644	638,673
		892,724
Entertainment - 1.4%
Electronic Arts Inc	39,184	8,034,287
Liberty Media Corp-Liberty Formula One Class A (b)	4,281	374,758
Liberty Media Corp-Liberty Formula One Class C (b)	39,398	3,748,326
Madison Square Garden Sports Corp Class A (b)	1,346	540,877
Roku Inc Class A (b)	1,345	185,798
TKO Group Holdings Inc Class A	6,909	1,390,851
Warner Bros Discovery Inc (b)	436,323	11,632,372
		25,907,269
Interactive Media & Services - 0.2%
Match Group Inc	42,129	1,603,008
People Inc Class A (b)	11,505	531,071
Pinterest Inc Class A (b)	88,802	1,867,506
		4,001,585
Media - 1.0%
Charter Communications Inc Class A (b)(c)	14,191	2,018,102
EchoStar Corp Class A (b)	3,398	344,897
Fox Corp Class A	36,015	1,878,542
Fox Corp Class B	24,956	1,168,939
Liberty Broadband Corp Class A (b)	3,068	102,103
Liberty Broadband Corp Class C (b)	21,065	700,622
New York Times Co/The Class A	27,921	1,953,912
News Corp Class A	67,320	1,671,556
News Corp Class B (c)	21,982	616,815
Nexstar Media Group Inc	5,166	922,596
NIQ Global Intelligence Plc (b)	9,429	88,160
Omnicom Group Inc	51,341	3,739,165
Sirius XM Holdings Inc (c)	32,118	948,766
Trade Desk Inc (The) Class A (b)	53,770	972,162
Versant Media Group Inc Class A	25,613	922,324
		18,048,661
TOTAL COMMUNICATION SERVICES		48,850,239
Consumer Discretionary - 8.2%
Automobile Components - 0.4%
Aptiv PLC (b)	38,381	2,355,826
BorgWarner Inc	37,149	2,466,694
Gentex Corp	38,594	975,270
Lear Corp	9,155	1,227,319
QuantumScape Corp Class A (b)(c)	90,803	686,471
		7,711,580
Automobiles - 0.7%
Ford Motor Co	708,838	9,852,848
Rivian Automotive Inc Class A (b)(c)	131,116	2,274,863
Thor Industries Inc	9,117	685,234
		12,812,945
Broadline Retail - 0.5%
Dillard's Inc Class A	580	306,484
eBay Inc	62,996	7,039,803
Etsy Inc (b)	8,574	645,879
Macy's Inc	47,772	1,125,031
Ollie's Bargain Outlet Holdings Inc (b)	10,990	844,911
		9,962,108
Distributors - 0.3%
Genuine Parts Co	24,914	2,939,354
LKQ Corp	46,043	1,212,311
Pool Corp	5,832	1,253,297
		5,404,962
Diversified Consumer Services - 0.4%
ADT Inc	101,863	662,110
Bright Horizons Family Solutions Inc (b)	9,503	673,573
Duolingo Inc Class A (b)	6,977	802,495
Grand Canyon Education Inc (b)	3,538	506,322
H&R Block Inc	19,425	739,704
Liberty Live Holdings Inc Class A	3,559	360,384
Liberty Live Holdings Inc Class C	8,738	923,083
Service Corp International/US	24,318	1,847,195
		6,514,866
Hotels, Restaurants & Leisure - 1.9%
Aramark	47,498	2,702,636
Boyd Gaming Corp	9,254	817,406
Caesars Entertainment Inc (b)	36,613	1,104,980
Carnival Corp Ltd	231,329	6,609,070
Churchill Downs Inc	10,061	901,868
Domino's Pizza Inc	5,124	1,516,909
Flutter Entertainment PLC (b)	25,683	2,624,032
Hyatt Hotels Corp Class A	441	85,483
MGM Resorts International (b)	33,731	1,612,679
Norwegian Cruise Line Holdings Ltd (b)(c)	82,823	1,748,394
Royal Caribbean Cruises Ltd	19,750	6,271,218
Texas Roadhouse Inc	8,113	1,567,675
Travel + Leisure Co	7,613	581,862
Vail Resorts Inc	1,191	162,155
Wyndham Hotels & Resorts Inc	1,221	102,820
Wynn Resorts Ltd	2,072	201,170
Yum! Brands Inc	35,148	5,618,759
		34,229,116
Household Durables - 1.9%
DR Horton Inc	45,581	7,424,233
Garmin Ltd	29,796	7,077,742
Lennar Corp Class A	37,088	3,356,093
Lennar Corp Class B	1,614	143,178
Mohawk Industries Inc (b)	9,078	1,101,434
NVR Inc (b)	286	1,948,632
PulteGroup Inc	34,300	4,706,303
SharkNinja Inc (b)(c)	12,932	1,969,156
Somnigroup International Inc	30,800	2,414,720
Toll Brothers Inc	17,093	2,816,072
TopBuild Corp (b)	4,986	1,767,687
Whirlpool Corp (c)	11,384	448,757
		35,174,007
Leisure Products - 0.2%
Brunswick Corp/DE	11,717	987,040
Hasbro Inc	19,135	1,580,360
Mattel Inc (b)	52,316	726,146
YETI Holdings Inc (b)	13,652	676,592
		3,970,138
Specialty Retail - 1.4%
AutoNation Inc (b)	4,465	829,552
Bath & Body Works Inc	36,450	843,089
Best Buy Co Inc	35,690	2,708,157
CarMax Inc (b)	25,659	1,357,105
Dick's Sporting Goods Inc	11,455	2,598,109
Five Below Inc (b)	5,912	1,062,918
Floor & Decor Holdings Inc Class A (b)	19,312	1,146,360
GameStop Corp Class A (b)(c)	74,277	1,640,036
Gap Inc/The	40,320	753,178
Lithia Motors Inc	4,071	1,182,585
Penske Automotive Group Inc (c)	3,201	572,819
Tractor Supply Co	95,348	3,013,950
Ulta Beauty Inc (b)	6,156	2,776,233
Valvoline Inc (b)	2,384	94,263
Wayfair Inc Class A (b)	18,871	1,744,058
Williams-Sonoma Inc	18,453	4,301,394
		26,623,806
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co	3,896	240,850
Crocs Inc (b)	8,768	1,057,772
Deckers Outdoor Corp (b)	23,531	2,336,393
Lululemon Athletica Inc (b)	18,090	2,065,516
PVH Corp	8,220	610,417
Ralph Lauren Corp Class A	2,448	982,652
VF Corp	63,694	1,062,416
		8,356,016
TOTAL CONSUMER DISCRETIONARY		150,759,544
Consumer Staples - 5.6%
Beverages - 0.9%
Brown-Forman Corp Class A	7,792	213,189
Brown-Forman Corp Class B	24,404	650,367
Coca-Cola Consolidated Inc	9,059	1,729,544
Constellation Brands Inc Class A	25,036	3,482,257
Keurig Dr Pepper Inc	235,006	7,691,747
Molson Coors Beverage Co Class B	27,767	1,081,802
Primo Brands Corp Class A	44,256	1,081,617
		15,930,523
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	60,153	813,870
BJ's Wholesale Club Holdings Inc (b)	23,406	2,041,471
Casey's General Stores Inc	775	615,962
Dollar General Corp	39,894	4,592,199
Dollar Tree Inc (b)	33,603	4,064,283
Kroger Co/The	101,078	5,612,862
Maplebear Inc (b)	14,824	701,916
Performance Food Group Co (b)	27,277	3,049,296
Sprouts Farmers Market Inc (b)	16,974	1,435,661
Sysco Corp	45,530	3,805,397
US Foods Holding Corp (b)	39,764	4,065,869
		30,798,786
Food Products - 2.0%
Archer-Daniels-Midland Co	86,984	6,645,578
Bunge Global SA	24,078	2,569,845
Campbell's Company/The (c)	35,959	800,807
Conagra Brands Inc	86,404	1,162,998
Darling Ingredients Inc (b)	28,389	1,550,607
Freshpet Inc (b)	8,776	518,837
General Mills Inc	96,704	3,365,299
Hershey Co/The	23,754	4,167,639
Hormel Foods Corp	52,543	1,304,117
Ingredion Inc	11,348	1,074,769
JBS NV Class A	59,148	700,904
JM Smucker Co	18,949	2,131,763
Kraft Heinz Co/The	155,086	3,663,131
Lamb Weston Holdings Inc	23,920	1,032,866
McCormick & Co Inc/MD	46,165	2,327,639
Pilgrim's Pride Corp	7,687	216,082
Post Holdings Inc (b)	7,366	650,123
Seaboard Corp	44	196,430
Smithfield Foods Inc	8,341	202,353
Tyson Foods Inc Class A	49,925	2,858,206
		37,139,993
Household Products - 0.5%
Church & Dwight Co Inc	42,951	4,161,093
Clorox Co/The	21,842	2,084,600
Kimberly-Clark Corp	40,643	4,461,382
Reynolds Consumer Products Inc	9,894	265,654
		10,972,729
Personal Care Products - 0.5%
elf Beauty Inc (b)(c)	10,468	774,632
Estee Lauder Cos Inc/The Class A	36,740	2,900,623
Kenvue Inc	343,812	6,570,247
		10,245,502
TOTAL CONSUMER STAPLES		105,087,533
Energy - 6.3%
Energy Equipment & Services - 0.9%
Baker Hughes Co Class A	180,057	9,993,164
Halliburton Co	151,090	5,129,506
NOV Inc	64,757	1,201,242
Weatherford International PLC	12,798	1,043,036
		17,366,948
Oil, Gas & Consumable Fuels - 5.4%
Antero Midstream Corp	59,840	1,361,360
Antero Resources Corp (b)	53,816	1,891,094
APA Corp	63,940	2,082,526
Cheniere Energy Inc	35,403	8,461,671
Chord Energy Corp	10,209	1,166,889
Devon Energy Corp	204,420	8,446,634
Diamondback Energy Inc	34,736	6,105,894
DT Midstream Inc	18,440	2,705,886
EQT Corp	109,402	5,816,904
Expand Energy Corp	41,242	3,760,858
HF Sinclair Corp	28,063	1,954,588
Kinder Morgan Inc	352,669	11,274,828
Marathon Petroleum Corp	26,136	6,682,191
Matador Resources Co	19,068	949,205
Occidental Petroleum Corp	131,511	6,387,489
ONEOK Inc	114,311	9,938,198
Ovintiv Inc	51,271	2,699,418
Permian Resources Holdings Inc/DE Class A	125,700	2,314,137
Phillips 66	68,257	11,538,847
Range Resources Corp	42,283	1,572,505
Viper Energy Inc Class A	34,339	1,455,974
		98,567,096
TOTAL ENERGY		115,934,044
Financials - 16.7%
Banks - 3.6%
Bank OZK	18,633	970,593
BOK Financial Corp	3,421	475,108
Central BanCo Inc	3,544	107,666
Citizens Financial Group Inc	76,622	5,368,904
Columbia Banking System Inc	52,280	1,675,574
Commerce Bancshares Inc/MO	24,550	1,417,763
Cullen/Frost Bankers Inc	10,704	1,653,982
East West Bancorp Inc	24,658	3,183,101
Fifth Third Bancorp	164,016	9,245,582
First Citizens BancShares Inc/NC Class A	1,452	3,021,307
First Hawaiian Inc	21,930	642,549
First Horizon Corp	85,873	2,201,784
FNB Corp/PA	63,669	1,214,805
Huntington Bancshares Inc/OH	365,305	6,476,858
KeyCorp	167,951	3,871,271
M&T Bank Corp	26,616	6,334,874
Pinnacle Financial Partners Inc	25,463	2,568,707
Prosperity Bancshares Inc	20,967	1,531,220
Regions Financial Corp	154,855	4,676,621
SOUTHSTATE BANK CORP	17,584	1,756,642
TFS Financial Corp (c)	9,485	168,074
Webster Financial Corp	29,238	2,234,368
Western Alliance Bancorp	15,695	1,290,129
Wintrust Financial Corp	12,032	1,933,783
Zions Bancorp NA	26,307	1,820,181
		65,841,446
Capital Markets - 4.6%
Affiliated Managers Group Inc	4,628	1,566,115
Ameriprise Financial Inc	15,065	6,911,219
Blue Owl Capital Inc Class A	119,376	1,044,540
Carlyle Group Inc/The	48,123	2,026,460
Cboe Global Markets Inc	18,998	4,610,245
Coinbase Global Inc Class A (b)	39,840	5,824,210
Evercore Inc Class A	6,653	2,271,600
FactSet Research Systems Inc	6,566	1,510,705
Franklin Resources Inc	48,613	1,617,355
Galaxy Digital Inc Class A (b)	33,887	926,471
Hamilton Lane Inc Class A (c)	7,137	562,609
Houlihan Lokey Inc Class A	9,884	1,325,741
Invesco Ltd	65,261	1,722,238
Jefferies Financial Group Inc	27,492	1,374,050
Lazard Inc	14,065	589,885
LPL Financial Holdings Inc	9,348	2,633,145
MarketAxess Holdings Inc	6,338	719,299
Morningstar Inc	3,298	514,553
MSCI Inc	12,093	6,772,564
Nasdaq Inc	81,057	6,388,913
Northern Trust Corp	31,594	5,492,301
Raymond James Financial Inc	32,052	4,872,866
Robinhood Markets Inc Class A (b)	23,955	2,402,207
SEI Investments Co	18,445	1,617,811
State Street Corp	48,515	8,228,144
Stifel Financial Corp	27,032	1,886,023
T Rowe Price Group Inc	38,195	4,342,390
TPG Inc Class A	26,316	1,067,114
Tradeweb Markets Inc Class A	19,519	1,945,264
Virtu Financial Inc Class A	14,989	892,895
		83,658,932
Consumer Finance - 0.7%
Ally Financial Inc	45,077	2,071,288
Credit Acceptance Corp (b)(c)	597	380,133
Figure Technology Solutions Inc Class A (c)	13,783	423,276
OneMain Holdings Inc	20,928	1,275,980
SLM Corp	33,791	876,539
SoFi Technologies Inc Class A (b)(c)	201,825	3,618,722
Synchrony Financial	60,910	4,632,206
		13,278,144
Financial Services - 2.2%
Block Inc Class A (b)	94,431	7,176,757
Chime Financial Inc Class A (b)	44,684	915,128
Corebridge Financial Inc	44,639	1,278,015
Corpay Inc (b)	7,285	2,427,872
Equitable Holdings Inc	23,505	1,031,399
Euronet Worldwide Inc (b)	6,397	468,196
Fidelity National Information Services Inc	93,840	3,648,499
Fiserv Inc (b)	96,173	4,717,286
Global Payments Inc	41,718	3,027,058
Jack Henry & Associates Inc	13,041	1,796,267
MGIC Investment Corp	37,656	1,061,899
PayPal Holdings Inc	162,447	7,014,461
Rocket Cos Inc Class A (b)	175,682	2,766,992
Shift4 Payments Inc Class A (b)	6,317	307,259
UWM Holdings Corp Class A	45,489	104,170
Voya Financial Inc	16,728	1,514,386
Western Union Co/The	56,255	433,164
WEX Inc (b)	5,771	814,230
		40,503,038
Insurance - 5.2%
Allstate Corp/The	46,521	11,069,207
American Financial Group Inc/OH	12,015	1,681,379
American International Group Inc	96,629	7,201,759
Arch Capital Group Ltd (b)	63,047	6,119,342
Assurant Inc	8,979	2,411,131
Assured Guaranty Ltd	7,577	607,372
Axis Capital Holdings Ltd	13,284	1,427,233
Brighthouse Financial Inc (b)	10,296	651,737
Brown & Brown Inc	53,499	3,431,961
Cincinnati Financial Corp	27,607	5,111,160
CNA Financial Corp	3,623	176,113
Everest Group Ltd	7,173	2,562,411
Fidelity National Financial Inc	46,135	2,175,727
First American Financial Corp	17,684	1,212,946
Globe Life Inc	14,155	2,529,215
Hanover Insurance Group Inc/The	6,300	1,348,956
Hartford Insurance Group Inc/The	49,638	6,578,028
Kinsale Capital Group Inc	3,961	1,306,377
Lincoln National Corp	31,148	1,101,082
Loews Corp	30,320	3,432,527
Markel Group Inc (b)	2,242	4,378,648
Old Republic International Corp	40,868	1,672,319
Primerica Inc	5,675	1,612,835
Principal Financial Group Inc	38,812	4,183,157
Prudential Financial Inc	63,098	6,810,167
Reinsurance Group of America Inc	11,872	2,524,581
RLI Corp	14,842	876,717
Ryan Specialty Holdings Inc Class A	17,155	647,773
Unum Group	28,724	2,567,926
W R Berkley Corp	41,144	2,901,886
White Mountains Insurance Group Ltd	436	903,998
Willis Towers Watson PLC	17,111	4,472,302
		95,687,972
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp (c)	207,768	2,264,671
Annaly Capital Management Inc	133,062	2,975,266
Rithm Capital Corp	100,836	946,850
Starwood Property Trust Inc	63,393	1,038,377
		7,225,164
TOTAL FINANCIALS		306,194,696
Health Care - 10.1%
Biotechnology - 1.5%
Arrowhead Pharmaceuticals Inc (b)	9,081	740,192
Biogen Inc (b)	26,727	5,774,636
BioMarin Pharmaceutical Inc (b)	34,771	1,989,597
Bridgebio Pharma Inc (b)	1,695	126,244
Caris Life Sciences Inc (b)	2,262	40,309
Exelixis Inc (b)	33,669	1,831,930
Incyte Corp (b)	30,052	3,406,695
Ionis Pharmaceuticals Inc (b)	1,674	132,731
Moderna Inc (b)	65,988	4,621,140
Neurocrine Biosciences Inc (b)	2,503	421,843
Roivant Sciences Ltd (b)	88,733	3,140,261
United Therapeutics Corp (b)	7,509	4,068,601
Viking Therapeutics Inc (b)(c)	19,128	746,183
		27,040,362
Health Care Equipment & Supplies - 2.8%
Align Technology Inc (b)	12,131	2,046,014
Baxter International Inc	93,169	1,986,363
Becton Dickinson & Co	51,551	7,801,213
Cooper Cos Inc/The (b)	35,252	2,527,921
Edwards Lifesciences Corp (b)	103,375	9,351,303
Envista Holdings Corp (b)	29,362	773,688
GE HealthCare Technologies Inc	82,370	5,272,504
Globus Medical Inc Class A (b)	20,328	1,606,115
IDEXX Laboratories Inc (b)	2,292	1,206,600
Medline Inc Class A (c)	81,354	3,208,602
ResMed Inc	26,350	5,135,088
Solventum Corp (b)	26,792	2,067,003
STERIS PLC	17,754	3,738,460
Teleflex Inc	8,006	1,014,841
Zimmer Biomet Holdings Inc	35,111	3,022,706
		50,758,421
Health Care Providers & Services - 2.3%
Cardinal Health Inc	23,021	5,468,869
Centene Corp (b)	82,278	5,281,425
Chemed Corp	2,361	1,099,612
DaVita Inc (b)	5,533	1,230,982
Encompass Health Corp	17,844	1,803,672
Ensign Group Inc/The	10,246	1,642,434
Guardant Health Inc (b)	2,582	387,376
Henry Schein Inc (b)	17,877	1,493,087
Humana Inc	21,782	8,652,246
Labcorp Holdings Inc	14,877	4,165,560
Molina Healthcare Inc (b)	9,333	2,134,457
Quest Diagnostics Inc	20,025	4,244,299
Tenet Healthcare Corp (b)	15,488	2,897,495
Universal Health Services Inc Class B	9,232	1,372,706
		41,874,220
Health Care Technology - 0.2%
Doximity Inc Class A (b)	23,599	489,443
Veeva Systems Inc Class A (b)	27,058	4,801,983
		5,291,426
Life Sciences Tools & Services - 2.5%
Agilent Technologies Inc	51,222	6,803,819
Avantor Inc (b)	119,510	1,183,149
Bio-Rad Laboratories Inc Class A (b)	3,292	966,564
Bio-Techne Corp	28,357	2,003,422
Bruker Corp	20,109	1,210,160
Charles River Laboratories International Inc (b)	8,890	2,016,163
Illumina Inc (b)	27,553	4,844,644
IQVIA Holdings Inc (b)	30,179	5,831,186
Mettler-Toledo International Inc (b)	3,665	4,682,074
QIAGEN NV	37,282	1,457,726
Repligen Corp (b)	9,653	1,317,055
Revvity Inc	20,245	2,252,459
Sotera Health Co (b)	50,640	898,860
Waters Corp (b)	17,826	6,685,463
West Pharmaceutical Services Inc	12,680	4,552,120
		46,704,864
Pharmaceuticals - 0.8%
Elanco Animal Health Inc (b)	89,606	2,205,204
Jazz Pharmaceuticals PLC (b)	10,815	2,606,091
Organon & Co	47,465	642,676
Royalty Pharma PLC Class A	75,030	4,206,932
Viatris Inc	210,767	3,346,980
Zoetis Inc Class A	16,241	1,167,078
		14,174,961
TOTAL HEALTH CARE		185,844,254
Industrials - 17.3%
Aerospace & Defense - 1.3%
AeroVironment Inc (b)	6,909	1,140,469
BWX Technologies Inc	862	167,787
Curtiss-Wright Corp	3,273	2,480,148
Hexcel Corp	11,203	1,120,972
Huntington Ingalls Industries Inc	7,104	1,988,339
Kratos Defense & Security Solutions Inc (b)	31,253	1,558,275
L3Harris Technologies Inc	33,740	9,804,507
Leonardo DRS Inc	13,704	584,749
Loar Holdings Inc (b)(c)	7,990	644,074
StandardAero Inc (b)	41,393	1,238,065
Textron Inc	31,383	2,878,763
		23,606,148
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	1,652	311,137
Expeditors International of Washington Inc	24,024	3,915,432
GXO Logistics Inc (b)	20,703	1,049,642
		5,276,211
Building Products - 1.2%
A O Smith Corp	20,262	1,270,833
Advanced Drainage Systems Inc	13,182	2,069,047
Allegion plc	15,429	2,167,620
Armstrong World Industries Inc	5,678	910,865
Builders FirstSource Inc (b)	18,999	1,700,031
Carlisle Cos Inc	6,535	2,370,571
Fortune Brands Innovations Inc	21,025	1,154,273
Hayward Holdings Inc (b)	37,740	653,279
Lennox International Inc	4,035	2,311,853
Masco Corp	36,582	2,976,677
Owens Corning	14,449	2,296,813
Simpson Manufacturing Co Inc	7,461	1,561,960
Trex Co Inc (b)	18,693	935,398
		22,379,220
Commercial Services & Supplies - 0.8%
Clean Harbors Inc (b)	7,477	2,233,754
Copart Inc (b)	159,954	4,509,104
GFL Environmental Inc Subordinate Voting Shares (United States)	47,160	1,735,016
MSA Safety Inc	6,597	1,151,704
Tetra Tech Inc	47,141	1,361,903
Veralto Corp	44,513	3,947,413
		14,938,894
Construction & Engineering - 0.6%
AECOM	23,373	1,631,435
API Group Corp (b)	69,145	2,928,291
Dycom Industries Inc (b)	3,238	1,637,100
Everus Construction Group Inc (b)	1,274	211,420
Primoris Services Corp	9,222	914,085
Valmont Industries Inc	3,435	1,984,056
WillScot Holdings Corp	32,023	924,184
		10,230,571
Electrical Equipment - 1.8%
Acuity Inc	5,483	2,065,227
AMETEK Inc	41,480	10,035,671
Generac Holdings Inc (b)	10,496	3,073,334
Hubbell Inc	9,606	5,025,859
Nextpower Inc Class A (b)(c)	26,841	3,197,837
nVent Electric PLC	17,250	2,925,773
Regal Rexnord Corp	12,028	2,864,949
Rockwell Automation Inc	3,600	1,782,288
Sensata Technologies Holding PLC	26,210	1,251,265
X-Energy Inc Class A (c)	7,643	140,325
		32,362,528
Ground Transportation - 1.2%
Avis Budget Group Inc (b)(c)	2,190	323,748
Fedex Freight Holding Co Inc	19,853	2,997,803
JB Hunt Transport Services Inc	13,634	3,946,089
Knight-Swift Transportation Holdings Inc	28,667	2,232,299
Landstar System Inc	4,129	853,918
Lyft Inc Class A (b)	58,955	861,333
Old Dominion Freight Line Inc	26,835	5,812,461
Ryder System Inc	6,804	1,794,691
Saia Inc (b)	4,838	2,037,572
Schneider National Inc Class B	9,333	340,934
U-Haul Holding Co (b)(c)	1,317	86,184
U-Haul Holding Co Class N	17,408	1,004,442
		22,291,474
Machinery - 4.6%
AGCO Corp	10,848	1,298,506
Allison Transmission Holdings Inc	12,811	1,444,312
Chart Industries Inc (b)	8,650	1,807,331
CNH Industrial NV Class A	157,906	1,773,284
Crane Co	8,975	2,002,053
Donaldson Co Inc	20,919	1,877,899
Dover Corp	24,170	5,420,848
Esab Corp	10,352	1,021,018
Flowserve Corp	23,091	1,712,429
Fortive Corp	55,189	3,371,496
Gates Industrial Corp PLC (b)	45,311	1,267,349
Graco Inc	29,926	2,262,705
IDEX Corp	13,426	3,047,031
Ingersoll Rand Inc	70,980	5,819,650
ITT Inc	16,169	3,197,581
Lincoln Electric Holdings Inc	7,380	1,959,464
Middleby Corp/The (b)	7,858	1,351,655
Mueller Industries Inc	19,677	2,418,894
Nordson Corp	9,566	2,885,967
Oshkosh Corp	11,296	1,733,710
Otis Worldwide Corp	69,674	4,988,658
Pentair PLC	29,061	2,227,816
RBC Bearings Inc (b)	4,655	2,998,099
Snap-on Inc	9,192	3,698,861
SPX Technologies Inc (b)	8,820	2,162,399
Stanley Black & Decker Inc	28,173	2,651,643
Timken Co/The	11,675	1,696,611
Toro Co/The	17,323	1,687,607
Watts Water Technologies Inc Class A	4,940	1,933,763
Westinghouse Air Brake Technologies Corp	30,599	8,249,490
Xylem Inc/NY	43,026	5,086,103
		85,054,232
Marine Transportation - 0.1%
Kirby Corp (b)	9,662	1,313,742
Passenger Airlines - 1.2%
Alaska Air Group Inc (b)	17,096	892,411
Delta Air Lines Inc	111,485	10,441,685
Southwest Airlines Co	75,948	3,905,246
United Airlines Holdings Inc (b)	55,137	7,498,081
		22,737,423
Professional Services - 2.0%
Amentum Holdings Inc (b)	27,659	571,712
Booz Allen Hamilton Holding Corp Class A	16,835	1,021,379
Broadridge Financial Solutions Inc	20,913	2,864,035
CACI International Inc (b)	3,965	1,836,826
Equifax Inc	21,494	3,411,528
ExlService Holdings Inc (b)	22,702	587,074
FTI Consulting Inc (b)	5,380	801,674
Genpact Ltd	28,143	773,933
Jacobs Solutions Inc	21,195	2,670,570
KBR Inc	22,750	785,558
Leidos Holdings Inc	22,727	2,340,199
Parsons Corp (b)	6,711	351,588
Paychex Inc	58,379	5,740,407
Paycom Software Inc	7,426	933,300
Paylocity Holding Corp (b)	7,333	766,518
Robert Half Inc (c)	17,885	549,069
Science Applications International Corp	7,774	858,327
SS&C Technologies Holdings Inc	37,611	2,333,763
TransUnion	34,912	2,518,552
UL Solutions Inc Class A	9,095	926,417
Verisk Analytics Inc	23,744	4,262,760
		36,905,189
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies Inc	6,666	2,254,108
Core & Main Inc Class A (b)	33,984	1,639,728
Fastenal Co	37,979	1,824,131
Ferguson Enterprises Inc	32,955	7,821,211
MSC Industrial Direct Co Inc Class A	8,215	977,174
QXO Inc (b)(c)	117,640	2,032,819
SiteOne Landscape Supply Inc (b)	7,902	904,068
Sunbelt Rentals Holdings Inc	74,394	5,565,415
United Rentals Inc	8,714	9,872,004
Watsco Inc	6,335	2,639,985
Wesco International Inc	8,675	2,996,605
WW Grainger Inc	1,114	1,515,486
		40,042,734
TOTAL INDUSTRIALS		317,138,366
Information Technology - 10.4%
Communications Equipment - 0.2%
F5 Inc (b)	10,258	4,266,917
Electronic Equipment, Instruments & Components - 2.9%
Advanced Energy Industries Inc	360	134,233
Arrow Electronics Inc (b)	9,228	1,969,347
Avnet Inc	14,711	1,306,631
CDW Corp/DE	23,168	3,258,348
Cognex Corp	30,254	2,190,995
Coherent Corp (b)	25,438	10,034,528
Flex Ltd (b)	66,414	10,763,718
Ingram Micro Holding Corp	7,972	218,672
IPG Photonics Corp (b)	4,655	546,125
Keysight Technologies Inc (b)	13,311	4,659,782
Littelfuse Inc	4,507	2,052,172
Ralliant Corp	20,307	1,495,204
Sanmina Corp (b)	6,226	1,575,676
TD SYNNEX Corp	13,883	3,711,481
Teledyne Technologies Inc (b)	8,349	5,567,948
TTM Technologies Inc (b)	2,542	475,405
Vontier Corp	25,413	736,977
Zebra Technologies Corp Class A (b)	8,698	2,289,835
		52,987,077
IT Services - 1.3%
Akamai Technologies Inc (b)	26,138	3,089,773
Amdocs Ltd	19,169	968,801
Applied Digital Corp (b)	46,192	1,722,962
Cognizant Technology Solutions Corp Class A	86,041	3,332,368
EPAM Systems Inc (b)(c)	9,232	732,559
Kyndryl Holdings Inc (b)	38,105	430,968
MongoDB Inc Class A (b)	1,265	424,913
Okta Inc Class A (b)	30,560	4,169,912
Twilio Inc Class A (b)	22,844	4,713,403
VeriSign Inc	14,793	3,721,327
		23,306,986
Semiconductors & Semiconductor Equipment - 2.1%
Amkor Technology Inc	22,611	1,949,747
Cirrus Logic Inc (b)	9,213	1,368,407
Enphase Energy Inc (b)	23,226	1,143,648
Entegris Inc	23,674	4,258,006
First Solar Inc (b)	17,503	4,130,008
GlobalFoundries Inc	22,872	1,884,882
MKS Inc	11,119	4,945,731
ON Semiconductor Corp (b)	67,535	6,384,759
Onto Innovation Inc (b)	7,237	2,738,843
Qnity Electronics Inc	38,026	6,210,026
Qorvo Inc (b)	15,282	1,425,352
Skyworks Solutions Inc (c)	27,231	1,846,262
Universal Display Corp (c)	7,804	675,747
		38,961,418
Software - 2.5%
Aurora Innovation Inc Class A (b)(c)	218,400	1,489,488
Bentley Systems Inc Class B	23,615	705,852
BILL Holdings Inc (b)	15,724	568,580
BitMine Immersion Technologies Inc	102,213	1,360,455
Ccc Intelligent Solutions Holdings Inc Class A (b)	99,381	512,806
Circle Internet Group Inc Class A (b)(c)	32,432	2,031,216
Docusign Inc (b)	32,911	1,461,907
Dolby Laboratories Inc Class A	10,788	567,233
Dropbox Inc Class A (b)	27,570	757,348
Dynatrace Inc (b)	44,195	1,940,602
Elastic NV (b)	8,053	459,182
Fair Isaac Corp (b)	731	873,384
Figma Inc Class A (c)	38,653	699,233
Gen Digital Inc	88,613	2,205,578
Gitlab Inc Class A (b)	25,854	789,323
Guidewire Software Inc (b)	7,297	897,896
HubSpot Inc (b)	1,045	190,722
Klaviyo Inc Class A (b)	19,530	294,903
Nutanix Inc Class A (b)	46,975	2,393,846
Pegasystems Inc	11,350	340,160
PTC Inc (b)	21,563	2,449,772
RingCentral Inc Class A	11,939	465,382
Roper Technologies Inc	18,545	6,275,443
Rubrik Inc Class A (b)	9,185	737,372
SailPoint Inc (b)(c)	11,868	173,747
SentinelOne Inc Class A (b)	18,241	309,550
Trimble Inc (b)	41,935	2,146,233
Tyler Technologies Inc (b)	7,626	2,230,300
UiPath Inc Class A (b)(c)	72,336	786,292
Unity Software Inc (b)	65,374	1,868,389
Workday Inc Class A (b)	34,461	4,218,716
Zoom Communications Inc Class A (b)	48,220	4,161,868
		46,362,778
Technology Hardware, Storage & Peripherals - 1.4%
Everpure Inc Class A (b)	7,769	612,120
Hewlett Packard Enterprise Co	240,173	10,834,204
HP Inc	165,733	3,636,182
IonQ Inc (b)	66,548	3,544,346
NetApp Inc	23,040	3,565,670
Super Micro Computer Inc (b)(c)	91,551	2,685,191
		24,877,713
TOTAL INFORMATION TECHNOLOGY		190,762,889
Materials - 6.5%
Chemicals - 2.6%
Albemarle Corp	21,377	2,886,536
Axalta Coating Systems Ltd (b)	38,711	1,324,690
Celanese Corp	20,273	932,558
CF Industries Holdings Inc	27,789	3,008,437
Corteva Inc	121,884	10,322,357
Dow Inc	130,674	3,575,241
DuPont de Nemours Inc	24,780	3,361,159
Eastman Chemical Co	20,582	1,378,582
Element Solutions Inc	41,390	1,976,373
International Flavors & Fragrances Inc	46,377	3,673,986
LyondellBasell Industries NV Class A1	46,778	2,462,862
Mosaic Co/The	57,601	1,220,565
NewMarket Corp	1,115	882,233
Olin Corp	20,593	408,153
PPG Industries Inc	40,456	4,906,908
RPM International Inc	22,884	2,543,557
Scotts Miracle-Gro Co/The	8,053	548,490
Westlake Corp	5,975	436,175
		45,848,862
Construction Materials - 0.8%
Eagle Materials Inc	5,645	1,270,125
James Hardie Industries PLC (b)	27,065	708,562
Martin Marietta Materials Inc	10,832	6,246,814
Vulcan Materials Co	23,509	6,935,390
		15,160,891
Containers & Packaging - 1.5%
Amcor PLC	83,775	3,631,646
AptarGroup Inc	11,491	1,438,673
Avery Dennison Corp	13,890	2,255,042
Ball Corp	48,254	3,011,050
Crown Holdings Inc	20,213	2,260,218
Graphic Packaging Holding CO	52,953	559,713
International Paper Co	95,154	3,625,367
Packaging Corp of America	15,733	3,748,859
Silgan Holdings Inc	16,044	744,281
Smurfit Westrock PLC	94,728	4,382,117
Sonoco Products Co	17,765	1,001,058
		26,658,024
Metals & Mining - 1.6%
Alcoa Corp	47,731	2,488,694
Cleveland-Cliffs Inc (b)	102,640	963,789
Coeur Mining Inc	186,308	3,040,547
Hecla Mining Co	108,497	1,674,109
MP Materials Corp (b)(c)	26,012	1,456,932
Nucor Corp	39,975	8,904,431
Reliance Inc	9,237	3,450,943
Royal Gold Inc	15,379	3,069,802
Steel Dynamics Inc	22,425	5,145,641
		30,194,888
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	11,500	904,590
TOTAL MATERIALS		118,767,255
Real Estate - 8.3%
Diversified REITs - 0.1%
WP Carey Inc	40,081	2,865,792
Health Care REITs - 1.0%
Alexandria Real Estate Equities Inc	31,134	1,645,432
American Healthcare REIT Inc	34,613	1,805,068
Healthcare Realty Trust Inc	60,725	1,224,823
Healthpeak Properties Inc	125,763	2,691,328
Janus Living Inc Class A	8,400	241,416
Medical Properties Trust Inc (c)	90,236	416,890
Omega Healthcare Investors Inc	54,030	2,576,150
Ventas Inc	87,845	7,800,637
		18,401,744
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	123,085	2,918,345
Industrial REITs - 0.4%
Americold Realty Trust Inc	51,794	814,202
EastGroup Properties Inc	9,673	1,959,073
First Industrial Realty Trust Inc	23,912	1,466,045
Lineage Inc	12,588	544,430
Rexford Industrial Realty Inc	40,854	1,368,609
STAG Industrial Inc Class A	34,699	1,320,644
		7,473,003
Office REITs - 0.3%
BXP Inc	28,724	1,904,689
Cousins Properties Inc	29,576	886,688
Kilroy Realty Corp	20,922	783,947
Vornado Realty Trust	31,757	1,248,050
		4,823,374
Real Estate Management & Development - 0.7%
CBRE Group Inc Class A (b)	47,946	6,457,847
CoStar Group Inc (b)	65,456	1,853,714
Howard Hughes Holdings Inc (b)(c)	5,638	403,061
Jones Lang LaSalle Inc (b)	7,919	2,454,494
Zillow Group Inc Class A (b)	7,219	226,460
Zillow Group Inc Class C (b)	29,341	924,828
		12,320,404
Residential REITs - 1.6%
American Homes 4 Rent Class A	60,807	2,038,251
AvalonBay Communities Inc	25,181	4,751,403
Camden Property Trust	17,865	2,045,364
Equity LifeStyle Properties Inc	34,983	2,254,654
Equity Residential	67,626	4,593,834
Essex Property Trust Inc	11,598	3,381,861
Invitation Homes Inc	107,451	3,246,095
Mid-America Apartment Communities Inc	20,974	2,914,128
Sun Communities Inc	22,129	2,653,488
UDR Inc	58,810	2,347,695
		30,226,773
Retail REITs - 1.3%
Agree Realty Corp	21,439	1,623,790
Brixmor Property Group Inc	55,269	1,742,632
Federal Realty Investment Trust	15,529	1,916,900
Kimco Realty Corp	119,888	3,039,161
NNN REIT Inc	34,289	1,595,466
Realty Income Corp	169,280	10,488,589
Regency Centers Corp	33,065	2,636,603
		23,043,141
Specialized REITs - 2.8%
Crown Castle Inc	79,140	5,993,272
CubeSmart	41,020	1,631,365
Digital Realty Trust Inc	63,404	11,386,090
EPR Properties	13,567	787,022
Extra Space Storage Inc	38,015	5,523,580
Fermi Inc	37,229	341,017
Gaming and Leisure Properties Inc	49,340	2,197,110
Iron Mountain Inc	53,607	6,771,100
Lamar Advertising Co Class A	12,009	1,873,164
Millrose Properties Inc Class A	27,751	833,918
National Storage Affiliates Trust	12,914	574,286
Rayonier Inc	54,354	1,156,653
SBA Communications Corp Class A	19,110	3,372,151
VICI Properties Inc	196,859	5,226,606
Weyerhaeuser Co	130,602	3,126,612
		50,793,946
TOTAL REAL ESTATE		152,866,522
Utilities - 7.3%
Electric Utilities - 3.7%
Alliant Energy Corp	46,865	3,575,331
Edison International	69,064	5,141,815
Entergy Corp	82,968	9,529,704
Evergy Inc	41,774	3,610,527
Eversource Energy	68,198	4,928,669
Exelon Corp	185,851	8,664,374
FirstEnergy Corp	99,770	4,743,066
IDACORP Inc	10,040	1,519,052
OGE Energy Corp	37,330	1,816,478
Oklo Inc Class A (b)	25,487	1,333,734
PG&E Corp	397,887	6,692,459
Pinnacle West Capital Corp	21,966	2,350,362
PPL Corp	136,491	4,961,448
Xcel Energy Inc	113,233	9,092,610
		67,959,629
Gas Utilities - 0.5%
Atmos Energy Corp	29,909	5,152,423
MDU Resources Group Inc	37,036	785,534
National Fuel Gas Co	17,050	1,316,431
UGI Corp	38,962	1,345,747
		8,600,135
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	128,862	1,889,117
Clearway Energy Inc Class C	21,825	745,978
Talen Energy Corp (b)	2,454	942,974
		3,578,069
Multi-Utilities - 2.5%
Ameren Corp	50,130	5,666,695
CenterPoint Energy Inc	118,628	5,224,377
CMS Energy Corp	55,738	4,263,957
Consolidated Edison Inc	66,853	7,395,948
DTE Energy Co	37,658	5,737,949
NiSource Inc	86,780	4,126,389
Public Service Enterprise Group Inc	90,526	7,347,091
WEC Energy Group Inc	59,116	6,902,975
		46,665,381
Water Utilities - 0.4%
American Water Works Co Inc	35,338	4,649,774
Essential Utilities Inc	51,354	1,967,372
		6,617,146
TOTAL UTILITIES		133,420,360
TOTAL UNITED STATES		1,825,625,702
TOTAL COMMON STOCKS (Cost $1,498,248,644)		1,847,301,218

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $389,313)	3.64	391,000	389,296

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	4,687,281	4,688,218
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	19,693,833	19,695,803
TOTAL MONEY MARKET FUNDS (Cost $24,383,553)			24,384,021

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,523,021,510)	1,872,074,535
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(34,330,204)
NET ASSETS - 100.0%	1,837,744,331

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P MidCap 400 Index Contracts (United States)	13	9/2026	5,050,500	88,732

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $279,775.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	213,386,574	208,699,895	145,306	1,071	468	4,688,218	4,687,281	0.0%
Fidelity Securities Lending Cash Central Fund	17,353,484	162,961,051	160,618,590	252,981	(142)	-	19,695,803	19,693,833	0.0%
Total	17,353,484	376,347,625	369,318,485	398,287	929	468	24,384,021

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	50,943,184	50,943,184	-	-
Consumer Discretionary	153,954,120	153,954,120	-	-
Consumer Staples	105,087,533	105,087,533	-	-
Energy	118,808,679	118,808,679	-	-
Financials	311,648,182	311,648,182	-	-
Health Care	185,977,347	185,977,347	-	-
Industrials	321,065,060	321,065,060	-	-
Information Technology	193,112,085	193,112,085	-	-
Materials	119,506,330	119,506,330	-	-
Real Estate	152,866,522	152,866,522	-	-
Utilities	134,332,176	134,332,176	-	-

U.S. Treasury Obligations	389,296	-	389,296	-

Money Market Funds	24,384,021	24,384,021	-	-
Total Investments in Securities:	1,872,074,535	1,871,685,239	389,296	-
Derivative Instruments:

Assets
Futures Contracts	88,732	88,732	-	-
Total Assets	88,732	88,732	-	-
Total Derivative Instruments:	88,732	88,732	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	88,732	-
Total Equity Risk	88,732	-
Total Value of Derivatives	88,732	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Value Index Fund
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $39,497,810) - See accompanying schedule:
Unaffiliated issuers (cost $1,498,637,957)	$1,847,690,514
Fidelity Central Funds (cost $24,383,553)	24,384,021

Total Investment in Securities (cost $1,523,021,510)		$1,872,074,535
Receivable for investments sold		57,470,990
Receivable for fund shares sold		2,732,935
Dividends receivable		2,086,135
Distributions receivable from Fidelity Central Funds		22,006
Receivable for variation margin on futures contracts		19,442
Other receivables		14,752
Total assets		1,934,420,795
Liabilities
Payable to custodian bank	$655,980
Payable for investments purchased	4,337,149
Payable for fund shares redeemed	71,908,917
Accrued management fee	78,473
Collateral on securities loaned	19,695,945
Total liabilities		96,676,464
Net Assets		$1,837,744,331
Net Assets consist of:
Paid in capital		$1,362,246,161
Total accumulated earnings (loss)		475,498,170
Net Assets		$1,837,744,331
Net Asset Value, offering price and redemption price per share ($1,837,744,331 ÷ 53,206,429 shares)		$34.54
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$33,010,132
Interest		15,357
Income from Fidelity Central Funds (including $252,981 from security lending)		398,287
Security lending		9,250
Total income		33,433,026
Expenses
Management fee	$898,513
Independent trustees' fees and expenses	3,762
Total expenses before reductions	902,275
Expense reductions	(1,174)
Total expenses after reductions		901,101
Net Investment income (loss)		32,531,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	144,858,751
Redemptions in-kind	91,379,966
Fidelity Central Funds	929
Futures contracts	1,164,924
Total net realized gain (loss)		237,404,570
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	140,594,986
Fidelity Central Funds	468
Futures contracts	(24,794)
Total change in net unrealized appreciation (depreciation)		140,570,660
Net gain (loss)		377,975,230
Net increase (decrease) in net assets resulting from operations		$410,507,155
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,531,925	$19,076,179
Net realized gain (loss)	237,404,570	50,634,566
Change in net unrealized appreciation (depreciation)	140,570,660	44,212,554
Net increase (decrease) in net assets resulting from operations	410,507,155	113,923,299
Distributions to shareholders	(43,275,835)	(39,898,493)

Share transactions
Proceeds from sales of shares	747,886,238	970,611,332
Reinvestment of distributions	31,557,040	20,715,309
Cost of shares redeemed	(879,881,570)	(348,646,003)

Net increase (decrease) in net assets resulting from share transactions	(100,438,292)	642,680,638
Total increase (decrease) in net assets	266,793,028	716,705,444

Net Assets
Beginning of period	1,570,951,303	854,245,859
End of period	$1,837,744,331	$1,570,951,303

Other Information
Shares
Sold	24,294,120	35,609,737
Issued in reinvestment of distributions	1,107,241	789,487
Redeemed	(28,319,335)	(12,781,936)
Net increase (decrease)	(2,917,974)	23,617,288

Financial Highlights
Fidelity® Mid Cap Value Index Fund

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$27.99	$26.28	$23.93	$22.23	$26.19
Income from Investment Operations
Net investment income (loss) A,B	.55	.53	.49	.50	.43
Net realized and unrealized gain (loss)	6.73	2.39	2.34	1.82	(2.90)
Total from investment operations	7.28	2.92	2.83	2.32	(2.47)
Distributions from net investment income	(.45)	(.48)	(.48)	(.45)	(.39)
Distributions from net realized gain	(.28)	(.72)	-	(.17)	(1.11)
Total distributions	(.73)	(1.21) C	(.48)	(.62)	(1.49) C
Net asset value, end of period	$34.54	$27.99	$26.28	$23.93	$22.23
Total Return D	26.58%	11.44%	11.96%	10.56%	(10.08)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05%	.05%	.06%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.05%	.05%
Expenses net of all reductions, if any	.05%	.05%	.06%	.05%	.05%
Net investment income (loss)	1.81%	1.95%	1.98%	2.17%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$1,837,744	$1,570,951	$854,246	$846,338	$797,093
Portfolio turnover rate G	43 % H	32% H	38% H	30%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Growth Index Fund
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	1,176	15,735
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	63,615	652,054
BAHAMAS (NASSAU) - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
OneSpaWorld Holdings Ltd	94,038	2,655,633
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	153,807	2,084,085
BAILIWICK OF JERSEY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
WeShop Holdings Ltd Class A	1,843	14,357
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA	20,894	389,882
BERMUDA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	9,266	551,327
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	27,746	370,687
TOTAL BERMUDA		922,014
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A	27,939	302,859
CANADA - 1.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kolibri Global Energy Inc (United States) (b)	9,269	46,160
Financials - 0.0%
Insurance - 0.0%
Kingsway Corp (b)(c)	20,296	211,484
Health Care - 0.6%
Biotechnology - 0.6%
Aurinia Pharmaceuticals Inc (b)	111,798	1,897,212
Bright Minds Biosciences Inc (United States) (b)	6,943	487,399
Fennec Pharmaceuticals Inc (United States) (b)	27,211	292,518
Xenon Pharmaceuticals Inc (b)	91,987	5,552,335
TOTAL HEALTH CARE		8,229,464
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States) (c)	25,237	753,324
Information Technology - 0.6%
Software - 0.6%
D-Wave Quantum Inc (b)(c)	346,588	8,314,647
ZenaTech Inc (b)	43,559	65,339
TOTAL INFORMATION TECHNOLOGY		8,379,986
Materials - 0.2%
Metals & Mining - 0.2%
McEwen Inc (b)	24,737	448,482
Novagold Resources Inc (United States) (b)	326,750	1,950,698
Ssr Mining Inc (United States) (b)	15,830	447,672
US Goldmining Inc (b)(c)	2,815	22,886
Vox Royalty Corp (United States)	58,428	276,364
TOTAL MATERIALS		3,146,102
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)(c)	161,499	293,928
TOTAL CANADA		21,060,448
CHINA - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Chaince Digital Holdings Inc (b)(c)	62,490	273,081
Health Care - 0.0%
Biotechnology - 0.0%
Connect Biopharma Holdings Ltd Class Common (b)	9,092	21,639
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc Class A (b)(c)	200,896	902,023
TOTAL CHINA		1,196,743
COSTA RICA - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Establishment Labs Holdings Inc (b)	25,396	2,179,231
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	34,955	73,755
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)	3,265	32,911
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Patria Investments Ltd Class A	62,334	684,427
Webull Corp Class A (b)(c)	294,307	1,918,882
		2,603,309
Insurance - 0.0%
Accelerant Holdings Class A (b)	53,614	628,356
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		3,231,665
IRELAND - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	25,055	245,288
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	14,850	1,510,245
TOTAL IRELAND		1,755,533
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)(c)	36,349	141,034
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	7,348	111,175
Health Care - 0.0%
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	9,107	133,873
TOTAL ISRAEL		245,048
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (c)	42,854	557,959
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Toyo Co Ltd (b)	2,558	17,778
KOREA (SOUTH) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)	1,201	11,649
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (b)	171,662	708,964
NORWAY - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (c)	4,477	125,624
SFL Corp Ltd	103,708	1,057,822
TOTAL ENERGY		1,183,446
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
T1 Energy Inc (b)	167,977	1,592,422
TOTAL NORWAY		2,775,868
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Bladex Inc Class E	2,721	167,260
PUERTO RICO - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)	28,335	222,146
Liberty Latin America Ltd Class C (b)	88,897	692,508
TOTAL COMMUNICATION SERVICES		914,654
Financials - 0.1%
Banks - 0.0%
First BanCorp/Puerto Rico	12,441	324,337
Financial Services - 0.1%
EVERTEC Inc	60,592	1,683,246
TOTAL FINANCIALS		2,007,583
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Unusual Machines Inc /US (b)	42,821	954,908
TOTAL PUERTO RICO		3,877,145
SINGAPORE - 0.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	24,943	358,431
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Kulicke & Soffa Industries Inc	48,629	6,504,615
TOTAL SINGAPORE		6,863,046
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	22,993	24,603
CRISPR Therapeutics AG (b)	11,540	629,392
TOTAL HEALTH CARE		653,995
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	2,388	29,969
TOTAL SWITZERLAND		683,964
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	22,818	624,300
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genius Sports Ltd Class A (b)	51,887	314,435
Financials - 0.2%
Capital Markets - 0.2%
Marex Group PLC	43,128	2,628,652
Insurance - 0.0%
Pelagos Insurance Capital Ltd	23,378	569,254
TOTAL FINANCIALS		3,197,906
Health Care - 0.0%
Biotechnology - 0.0%
Zura Bio Ltd Class A (b)	55,233	325,875
TOTAL UNITED KINGDOM		3,838,216
UNITED STATES - 96.3%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.3%
Anterix Inc (b)	10,762	1,107,840
Bandwidth Inc Class A (b)	27,806	1,760,120
Cogent Communications Holdings Inc	14,960	207,645
IDT Corp Class B	14,045	816,857
Uniti Group Inc (b)(c)	113,382	1,300,492
		5,192,954
Entertainment - 1.1%
Atlanta Braves Holdings Inc Class A (b)	6,268	352,951
Atlanta Braves Holdings Inc Class C (b)	46,740	2,425,806
Cinemark Holdings Inc	100,249	3,180,901
CuriosityStream Inc Class A	47,608	126,637
IMAX Corp (b)(c)	43,195	1,721,753
Lionsgate Studios Corp (b)	186,406	2,853,876
Madison Square Garden Entertainment Corp Class A (b)	37,382	3,023,830
Marcus Corp/The	12,514	293,578
Playtika Holding Corp	23,573	87,692
Reservoir Media Inc (b)	1,438	14,221
Starz Entertainment Corp (b)	715	20,635
Stubhub Holdings Inc Class A (b)(c)	210,618	2,710,654
		16,812,534
Interactive Media & Services - 0.4%
Cargurus Inc Class A (b)	70,636	2,407,982
fuboTV Inc Class A (b)(c)	6,018	55,366
MediaAlpha Inc Class A (b)	28,904	363,323
QuinStreet Inc (b)	51,839	759,441
RUM Group Inc Class A (b)(c)	106,066	672,458
TripAdvisor Inc Class A (b)(c)	57,489	788,174
Yelp Inc Class A (b)	20,675	506,951
		5,553,695
Media - 0.4%
Boston Omaha Corp (b)	1,418	19,342
DoubleVerify Holdings Inc (b)	112,655	1,221,180
Emerald Holding Inc	11,853	59,739
Entravision Communications Corp Class A	59,965	781,944
Ibotta Inc Class A (b)(c)	6,652	227,232
iHeartMedia Inc Class A (b)	6,746	28,940
John Wiley & Sons Inc Class A	16,301	790,762
Lee Enterprises Inc (b)	1,170	10,483
Magnite Inc (b)	80,084	1,519,995
MNTN Inc Class A (b)	45,907	422,344
Newsmax Inc Class B (b)	46,936	388,630
Optimum Communications Inc Class A (b)	46,644	67,634
Scholastic Corp	887	40,802
Stagwell Inc Class A (b)(c)	5,287	39,282
USA TODAY Co Inc (b)	128,573	1,099,299
		6,717,608
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)	7,839	24,301
Kore Group Holdings Inc (b)	1,909	17,620
		41,921
TOTAL COMMUNICATION SERVICES		34,318,712
Consumer Discretionary - 8.2%
Automobile Components - 0.5%
Dana Inc	103,882	2,826,629
Dorman Products Inc (b)	6,502	887,198
LCI Industries	2,661	281,747
Patrick Industries Inc	13,192	1,184,378
Phinia Inc	19,476	1,604,238
Solid Power Inc (b)(c)	119,411	309,274
XPEL Inc (b)(e)	24,017	1,191,243
		8,284,707
Automobiles - 0.0%
Livewire Group Inc (b)	14,933	16,725
Lucid Group Inc (b)	123,413	825,633
		842,358
Broadline Retail - 0.1%
Pattern Group Inc Class A	30,354	764,617
Savers Value Village Inc (b)(c)	36,628	369,577
		1,134,194
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)	23,966	757,326
Gold.com Inc	4,080	169,768
		927,094
Diversified Consumer Services - 1.4%
American Public Education Inc (b)	16,804	902,375
Carriage Services Inc	10,472	401,496
Coursera Inc (b)	27,240	153,633
Covista Inc (b)	32,279	4,023,900
Driven Brands Holdings Inc (b)	57,597	802,902
Frontdoor Inc (b)	67,144	5,209,703
Laureate Education Inc (b)	114,658	4,164,379
Lincoln Educational Services Corp (b)	28,297	1,412,020
McGraw Hill Inc (b)(c)	23,389	221,494
Phoenix Education Partners Inc	4,742	155,775
Stride Inc (b)	26,764	2,308,127
Universal Technical Institute Inc (b)	44,954	1,922,683
		21,678,487
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment Inc Class A (b)	48,709	614,220
Bally's Corp (b)(c)	841	11,530
BJ's Restaurants Inc (b)	12,556	762,589
Black Rock Coffee Bar Inc Class A (c)	18,639	154,517
Brightstar Lottery PLC	27,045	289,922
Brinker International Inc (b)	40,819	6,857,593
Cheesecake Factory Inc/The	44,374	3,529,509
Dave & Buster's Entertainment Inc (b)(c)	6,106	69,608
Dine Brands Global Inc	1,940	69,646
Global Business Travel Group I Class A (b)	7,440	69,862
Hilton Grand Vacations Inc (b)	53,158	2,783,884
Inspired Entertainment Inc (b)	22,332	184,239
Jack in the Box Inc (b)(c)	1,898	30,007
Kura Sushi USA Inc Class A (b)	6,813	392,156
Life Time Group Holdings Inc (b)	8,007	327,006
Lindblad Expeditions Holdings Inc (b)	46,863	1,323,411
Monarch Casino & Resort Inc	11,482	1,511,146
Nathan's Famous Inc	1,193	121,209
Navan Inc Class A (b)	97,875	2,238,401
Papa John's International Inc (c)	3,246	119,355
Pursuit Attractions and Hospitality Inc (b)	1,097	61,399
Red Rock Resorts Inc Class A	45,087	2,933,361
Rush Street Interactive Inc Class A (b)	95,121	2,828,900
Sabre Corp (b)	94,088	196,644
Serve Robotics Inc (b)(c)	20,373	134,054
Shake Shack Inc Class A (b)	37,058	2,075,989
Six Flags Entertainment Corp (b)(c)	91,446	1,947,800
Sweetgreen Inc Class A (b)(c)	62,669	552,114
Target Hospitality Corp (b)	28,286	575,903
United Parks & Resorts Inc (b)(c)	18,660	890,828
Wendy's Co/The	151,674	1,257,377
Xponential Fitness Inc Class A (b)(c)	34,575	239,259
		35,153,438
Household Durables - 0.9%
Cavco Industries Inc (b)	7,372	4,529,209
Champion Homes Inc (b)	22,616	1,992,922
Gopro Inc Class A (b)	126,591	98,488
Installed Building Products Inc	22,508	5,173,239
Lovesac Co/The (b)	10,239	170,889
Sonos Inc (b)	105,253	1,424,073
XMAX Inc (b)(c)	51,905	471,816
		13,860,636
Leisure Products - 0.5%
Acushnet Holdings Corp	26,234	3,109,516
MasterCraft Boat Holdings Inc (b)	1,685	43,507
Peloton Interactive Inc Class A (b)(c)	152,443	900,938
Polaris Inc	51,489	3,523,907
		7,577,868
Specialty Retail - 1.8%
Abercrombie & Fitch Co Class A (b)	42,065	3,786,271
Arhaus Inc Class A	44,365	373,553
Arko Corp	69,554	558,519
ARKO Petroleum Corp Class A	11,517	217,095
Bob's Discount Furniture Inc	11,994	189,745
Boot Barn Holdings Inc (b)	29,251	4,805,062
Buckle Inc/The	30,527	1,288,239
Build-A-Bear Workshop Inc	12,567	384,676
Camping World Holdings Inc Class A	9,267	70,707
Citi Trends Inc (b)	4,377	253,166
Envela Corp (b)	6,493	187,518
EVgo Inc Class A (b)(c)	134,526	256,945
National Vision Holdings Inc (b)	12,561	238,785
RealReal Inc/The (b)	28,828	339,882
Rent the Runway Inc Class A (b)	2,089	6,579
Revolve Group Inc Class A (b)	39,468	903,423
RH (b)	14,987	2,468,809
Sonic Automotive Inc Class A	4,479	379,774
Stitch Fix Inc Class A (b)	10,998	45,202
ThredUp Inc Class A (b)	100,454	688,110
Urban Outfitters Inc (b)	20,835	1,476,368
Victoria's Secret & Co (b)	66,155	5,522,619
Warby Parker Inc Class A (b)(c)	97,281	2,951,506
		27,392,553
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (b)	114,924	2,134,139
Figs Inc Class A (b)	89,152	912,025
Fossil Group Inc (b)	3,078	12,743
Kontoor Brands Inc	52,400	4,367,016
Oxford Industries Inc	3,423	119,360
Playboy Inc (b)	58,493	71,361
Steven Madden Ltd	68,736	2,893,786
Wolverine World Wide Inc	46,921	775,604
		11,286,034
TOTAL CONSUMER DISCRETIONARY		128,137,369
Consumer Staples - 1.6%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (b)	5,138	909,580
National Beverage Corp (b)	19,197	598,946
Vita Coco Co Inc/The (b)	46,048	3,045,615
		4,554,141
Consumer Staples Distribution & Retail - 0.6%
Andersons Inc/The	6,688	457,459
Chefs' Warehouse Inc/The (b)	34,901	3,353,986
Natural Grocers by Vitamin Cottage Inc (c)	4,508	139,838
PriceSmart Inc	24,709	4,826,656
United Natural Foods Inc (b)	6,731	307,405
Yesway Inc Class A (b)	1,132	22,980
		9,108,324
Food Products - 0.2%
Alico Inc	1,812	74,962
BRC Inc Class A (b)(c)	10,599	11,765
John B Sanfilippo & Son Inc	816	70,168
Lifeway Foods Inc (b)(c)	5,354	159,763
Mama's Creations Inc (b)(c)	35,252	629,248
Marzetti Company/The	16,925	1,932,159
Westrock Coffee Co (b)	33,220	269,414
		3,147,479
Household Products - 0.3%
Energizer Holdings Inc	49,245	1,055,813
Oil-Dri Corp of America	7,839	801,224
WD-40 Co	12,849	3,130,530
		4,987,567
Personal Care Products - 0.1%
Herbalife Ltd (b)	4,874	64,093
Interparfums Inc (c)	17,392	1,945,470
Nature's Sunshine Products Inc (b)	3,843	83,777
Niagen Bioscience Inc (b)	58,728	187,342
		2,280,682
Tobacco - 0.1%
Turning Point Brands Inc	16,411	1,391,817
TOTAL CONSUMER STAPLES		25,470,010
Energy - 4.9%
Energy Equipment & Services - 2.9%
Archrock Inc	163,837	6,669,804
Cactus Inc Class A	66,131	3,387,891
Energy Services of America Corp	13,095	253,257
Flowco Holdings Inc Class A	33,828	721,890
Forum Energy Technologies Inc (b)	4,194	210,665
Helix Energy Solutions Group Inc (b)	30,729	268,571
Helmerich & Payne Inc	29,339	960,559
Innovex International Inc (b)	7,143	177,146
Kodiak Gas Services Inc	94,732	7,117,215
Liberty Energy Inc Class A	137,196	3,593,163
National Energy Services Reunited Corp (b)	57,680	1,726,362
Natural Gas Services Group Inc	9,252	399,131
Noble Corp PLC	112,503	4,196,362
Oceaneering International Inc (b)	86,321	3,497,727
ProPetro Holding Corp (b)	93,838	1,345,637
Select Water Solutions Inc Class A	106,760	2,133,065
Smart Sand Inc	2,051	10,276
Solaris Energy Infrastructure Inc Class A	50,067	4,028,391
TETRA Technologies Inc (b)	122,145	1,383,903
Tidewater Inc (b)	46,985	3,130,611
Valaris Ltd (b)	9,209	668,573
		45,880,199
Oil, Gas & Consumable Fuels - 2.0%
Aemetis Inc (b)	14,360	23,550
Calumet Inc (b)	48,374	1,742,431
Centrus Energy Corp Class A (b)(c)	14,391	2,415,817
Comstock Resources Inc (b)(c)	7,622	113,720
Core Natural Resources Inc	18,039	1,443,481
CVR Energy Inc	28,241	777,757
Delek US Holdings Inc	57,245	2,908,618
DHT Holdings Inc	107,657	1,779,570
Dorian LPG Ltd	13,314	463,061
Energy Fuels Inc/Canada (United States) (b)(c)	235,874	3,420,173
Epsilon Energy Ltd	2,903	15,705
Evolution Petroleum Corp	36,100	132,848
Excelerate Energy Inc Class A	1,408	53,490
Gevo Inc (b)	47,003	70,505
Granite Ridge Resources Inc	42,688	188,254
Gulfport Energy Corp (b)	11,672	1,980,738
Infinity Natural Resources Inc Class A (b)(c)	15,744	199,949
Kinetik Holdings Inc Class A	4,068	196,647
Lightbridge Corp (b)(c)	7,679	67,498
Magnolia Oil & Gas Corp Class A	174,344	4,459,720
NextDecade Corp (b)(c)	32,070	241,808
OPAL Fuels Inc Class A (b)(c)	20,611	45,344
Par Pacific Holdings Inc (b)	14,232	798,131
PrimeEnergy Resources Corp (b)	137	22,864
REX American Resources Corp (b)	24,386	1,101,028
Riley Exploration Permian Inc	2,723	89,750
Sable Offshore Corp (b)(c)	125,272	385,838
SM Energy Co	12,197	318,342
Ur-Energy Inc (United States) (b)	356,730	485,153
Uranium Energy Corp (b)(c)	463,720	4,943,256
VAALCO Energy Inc (c)	11,374	57,780
World Kinect Corp	5,800	191,052
		31,133,878
TOTAL ENERGY		77,014,077
Financials - 8.6%
Banks - 2.1%
Amalgamated Financial Corp	1,974	90,607
Axos Financial Inc (b)	6,619	644,624
Banc of California Inc	8,427	172,164
BancFirst Corp	1,436	159,583
Bancorp Inc/The (b)	37,651	2,358,459
Bank First Corp	1,597	236,915
Bank of Hawaii Corp	30,557	2,490,090
Bank7 Corp	235	11,503
BankUnited Inc	3,819	185,031
Bankwell Financial Group Inc	922	54,168
BCB Bancorp Inc	790	8,468
Beacon Financial Corp	16,189	492,955
Bridgewater Bancshares Inc (b)	10,500	220,920
Carter Bankshares Inc	3,717	126,415
Chemung Financial Corp	348	25,954
Citizens Financial Services Inc	326	23,615
City Holding Co	9,128	1,210,738
Coastal Financial Corp/WA Class A (b)	12,422	962,829
Columbia Financial Inc (b)(c)	1,504	31,915
Community Bancorp/VT	810	31,671
Community Financial System Inc	11,889	797,990
Community West Bancshares	4,259	114,397
Connectone Bancorp Inc	12,012	401,681
Customers Bancorp Inc (b)	2,135	168,879
Dime Commercial Bancshares Inc	7,126	289,672
Equity Bancshares Inc Class A	2,790	136,682
Esquire Financial Holdings Inc	6,865	817,690
Finwise Bancorp (b)	5,823	84,434
First Business Financial Services Inc	394	24,889
First Financial Bankshares Inc	58,683	2,030,432
Five Star Bancorp	10,329	502,919
GBank Financial Holdings Inc (b)	8,965	271,729
Glacier Bancorp Inc	26,426	1,363,053
Greene County Bancorp Inc	719	24,151
Hingham Institution For Savings The (c)	125	38,394
International Bancshares Corp	5,310	403,295
Lakeland Financial Corp	14,136	872,474
Live Oak Bancshares Inc	16,407	670,062
Metrocity Bankshares Inc	14,321	513,981
Metropolitan Bank Holding Corp	2,574	254,208
Nicolet Bankshares Inc (c)	5,801	959,427
Northeast Bank	4,670	618,915
Northfield Bancorp Inc	4,282	63,074
Northrim BanCorp Inc	1,459	40,473
OceanFirst Financial Corp	15,425	301,250
Old National Bancorp/IN	37,283	965,630
Old Second Bancorp Inc	3,363	78,425
OP Bancorp	979	14,675
Orange County Bancorp Inc	3,690	135,718
Origin Bancorp Inc	1,538	78,669
Pathward Financial Inc	14,517	1,263,850
PCB Bancorp	1,351	38,328
Peapack-Gladstone Financial Corp	6,900	326,577
Peoples Financial Services Corp	858	56,945
Primis Financial Corp	8,180	133,907
Princeton Bancorp Inc	572	21,707
Richmond Mutual BanCorp Inc	628	9,972
ServisFirst Bancshares Inc	46,403	4,025,460
SmartFinancial Inc	2,561	120,162
Southern Missouri Bancorp Inc	724	55,176
Southside Bancshares Inc	4,015	141,288
Stock Yards Bancorp Inc	4,552	348,091
Texas Capital Bancshares Inc	5,603	578,566
Triumph Financial Inc (b)	10,833	826,666
UMB Financial Corp	5,585	797,315
Unity Bancorp Inc	3,621	212,516
USCB Financial Holdings Inc	4,372	89,451
Valley National Bancorp	119,597	1,752,096
West BanCorp Inc	2,217	58,817
		33,432,782
Capital Markets - 2.5%
Acadian Asset Management Inc	26,538	1,897,998
AlTi Global Inc Class A (b)	16,839	60,789
Artisan Partners Asset Management Inc Class A	36,714	1,267,734
Bakkt Inc Class A (b)(c)	6,781	52,960
BGC Group Inc Class A	353,694	3,780,989
Cohen & Steers Inc	24,957	1,900,226
Donnelley Financial Solutions Inc (b)	18,260	766,007
GCM Grosvenor Inc Class A	51,141	629,034
Miami International Holdings Inc (c)	71,741	2,665,896
Moelis & Co Class A	70,760	4,629,119
Open Lending Corp (b)	33,153	103,106
Perella Weinberg Partners Class A	65,896	1,051,700
Piper Sandler Cos	66,272	4,794,116
PJT Partners Inc Class A (c)	12,767	1,927,051
Ridgepost Capital Inc Class A	56,608	445,505
StepStone Group Inc Class A	4,434	183,390
StoneX Group Inc (b)	68,257	8,088,455
Value Line Inc	731	29,590
Victory Capital Holdings Inc Class A	12,398	1,042,176
Wealthfront Corp (b)	25,685	229,624
WisdomTree Inc (c)	127,770	2,164,424
		37,709,889
Consumer Finance - 1.5%
Atlanticus Holdings Corp (b)	4,762	486,915
Dave Inc Class A (b)(c)	9,622	3,585,061
Enova International Inc (b)	22,835	5,497,070
FirstCash Holdings Inc	38,621	8,354,495
Happen Inc (b)	25,189	522,420
Jefferson Capital Inc	14,006	272,697
Lendingtree Inc (b)	4,227	187,213
NerdWallet Inc Class A (b)	32,074	296,685
OppFi Inc Class A (b)(c)	24,323	241,526
PROG Holdings Inc	16,524	770,184
Regional Management Corp	1,220	50,263
Upstart Holdings Inc (b)(c)	81,492	2,887,262
		23,151,791
Financial Services - 1.2%
Better Home & Finance Holding Co Class A (b)	7,565	208,038
Burford Capital Ltd (United States)	19,367	79,405
Cass Information Systems Inc	9,984	512,379
Compass Diversified Holdings (b)	28,931	308,404
Federal Agricultural Mortgage Corp Class C	1,344	267,819
Flywire Corp (b)	104,171	1,830,284
International Money Express Inc (b)	22,814	329,662
Marqeta Inc Class A (b)	338,567	1,374,582
Merchants Bancorp/IN	8,178	408,900
NCR Atleos Corp (b)	69,378	3,011,699
Paymentus Holdings Inc Class A (b)	56,920	1,375,187
Payoneer Global Inc (b)	252,136	1,795,208
Paysign Inc (b)(c)	43,234	354,086
Priority Technology Holdings Inc (b)(c)	29,018	193,550
Remitly Global Inc (b)	178,125	3,991,782
Sezzle Inc (b)(c)	15,452	2,652,027
		18,693,012
Insurance - 1.3%
Abacus Global Management Inc Class A (c)	19,483	208,663
Baldwin Insurance Group Inc/The Class A (b)	92,505	2,458,783
Crawford & Co Class A	12,515	141,044
Employers Holdings Inc	1,656	83,595
Exzeo Group Inc	7,705	129,983
F&G Annuities & Life Inc	1,934	51,424
Goosehead Insurance Inc Class A (b)	2,675	129,738
Lemonade Inc (b)	67,436	4,386,712
Mercury General Corp	2,336	249,064
Neptune Insurance Holdings Inc Class A	10,989	346,154
Oscar Health Inc Class A (b)	225,869	6,441,784
Palomar Hldgs Inc (b)	24,921	3,149,765
Root Inc/OH Class A (b)	12,053	674,004
Skyward Specialty Insurance Group Inc (b)	25,720	1,500,762
Trupanion Inc (b)	31,775	787,067
		20,738,542
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Angel Oak Mortgage REIT Inc	7,442	67,573
MFA Financial Inc	22,664	219,614
Pennymac Mortgage Investment Trust	13,952	157,379
		444,566
TOTAL FINANCIALS		134,170,582
Health Care - 27.6%
Biotechnology - 15.1%
Absci Corp (b)	108,262	1,254,757
ACADIA Pharmaceuticals Inc (b)	120,797	3,056,164
Achieve Life Sciences Inc (b)	72,934	476,259
ADMA Biologics Inc (b)	216,063	1,808,447
Agenus Inc (b)	7,017	21,471
Agios Pharmaceuticals Inc (b)	3,166	117,490
Akebia Therapeutics Inc (b)	227,414	259,252
Aktis Oncology Inc (c)	13,687	441,132
Alector Inc (b)	81,599	164,014
Alkermes PLC (b)	125,417	6,571,224
ALX Oncology Holdings Inc (b)	100,498	208,031
AnaptysBio Inc (b)	18,513	1,249,628
Anavex Life Sciences Corp (b)	17,162	44,450
Annexon Inc (b)	145,545	831,062
Apogee Therapeutics Inc (b)	42,260	5,609,170
Arbutus Biopharma Corp (b)(c)	150,729	723,499
Arcus Biosciences Inc (b)	65,838	2,029,786
Arcutis Biotherapeutics Inc (b)	107,230	2,811,571
Ardelyx Inc (b)	229,040	1,168,104
Armata Pharmaceuticals Inc (b)	11,252	72,913
ArriVent Biopharma Inc (b)	35,531	1,234,347
ARS Pharmaceuticals Inc (b)(c)	57,843	463,322
Atrium Therapeutics Inc	9,178	123,444
Aura Biosciences Inc (b)	39,316	279,144
Avalo Therapeutics Inc (b)	19,831	366,477
Beam Therapeutics Inc (b)	83,278	2,858,101
Bicara Therapeutics Inc (b)	36,169	1,073,858
BioCryst Pharmaceuticals Inc (b)	218,278	2,182,780
Biohaven Ltd (b)	125,062	1,860,923
Cabaletta Bio Inc (b)	53,371	165,984
CAMP4 Therapeutics Corp (b)	29,423	128,579
Candel Therapeutics Inc (b)	55,493	571,578
Capricor Therapeutics Inc (b)	50,388	1,213,343
CareDx Inc (b)	48,058	1,369,653
Cartesian Therapeutics Inc (b)	1,796	18,714
Cartesian Therapeutics Inc rights (b)(d)	12,935	3,750
Catalyst Pharmaceuticals Inc (b)	110,324	3,467,483
Celcuity Inc (b)	36,057	3,772,283
Celldex Therapeutics Inc (b)	59,314	2,207,074
CG oncology Inc (b)	69,149	4,913,036
Chinook Therapeutics Inc rights (b)(d)	985	0
Climb Bio Inc (b)	14,597	190,345
Cogent Biosciences Inc (b)	156,244	6,046,643
Coherus Oncology Inc (b)	43,837	61,372
Corvus Pharmaceuticals Inc (b)	63,440	947,794
Crescent Biopharma Inc (b)	20,290	365,220
Cytokinetics Inc (b)	13,318	1,134,560
CytomX Therapeutics Inc (b)	91,378	342,668
Damora Therapeutics Inc (b)	34,442	895,836
Denali Therapeutics Inc (b)	7,221	185,724
Design Therapeutics Inc (b)	28,833	417,214
DiaMedica Therapeutics Inc (b)(c)	34,197	240,747
Dianthus Therapeutics Inc (b)(c)	44,341	4,322,361
Disc Medicine Inc (b)	26,512	1,939,088
Dyne Therapeutics Inc (b)	44,451	987,257
Editas Medicine Inc (b)	84,278	273,061
Eikon Therapeutics Inc (b)	14,081	183,757
Eledon Pharmaceuticals Inc (b)	72,365	285,118
Elicio Therapeutics Inc (b)	12,546	49,055
Enanta Pharmaceuticals Inc (b)	13,003	189,584
Erasca Inc (b)	187,550	3,435,916
Evommune Inc (c)	11,946	158,762
First Tracks Biotherapeutics Inc	15,313	308,098
Foghorn Therapeutics Inc (b)	34,221	166,998
Forte Biosciences Inc (b)	18,146	385,603
Galectin Therapeutics Inc (b)(c)	31,381	145,608
Generate Biomedicines Inc	15,724	265,264
Geron Corp (b)	523,422	669,980
Greenwich Lifesciences Inc (b)(c)	6,266	147,000
Gyre Therapeutics Inc (b)	11,903	78,441
Heron Therapeutics Inc (b)(c)	163,896	69,951
Ideaya Biosciences Inc (b)	7,703	287,091
Immix Biopharma Inc (b)	38,484	396,770
ImmunityBio Inc (b)(c)	362,223	3,171,262
Immunome Inc (b)	98,771	2,092,957
Immunovant Inc (b)	79,956	3,080,705
Inhibrx Biosciences Inc (b)	7,354	696,792
Ironwood Pharmaceuticals Inc Class A (b)	138,786	584,289
Jade Biosciences Inc (b)	30,506	677,843
Kailera Therapeutics Inc (b)	29,792	656,318
Karyopharm Therapeutics Inc (b)	2,805	27,404
Kiniksa Pharmaceuticals International Plc Class A (b)	39,722	2,540,222
Kodiak Sciences Inc (b)	36,886	1,437,079
Korro Bio Inc (b)	1,989	26,214
Krystal Biotech Inc (b)	24,492	9,102,942
Kura Oncology Inc (b)	79,818	875,603
Kymera Therapeutics Inc (b)	48,492	5,560,578
Kyverna Therapeutics Inc (b)	3,452	30,756
Larimar Therapeutics Inc (b)	62,439	190,439
Lineage Cell Therapeutics Inc (b)	171,911	225,203
MacroGenics Inc (b)	51,056	235,879
MannKind Corp (b)	288,732	1,229,998
MapLight Therapeutics Inc	8,606	308,439
MeiraGTx Holdings plc (b)(c)	44,617	602,776
Mineralys Therapeutics Inc (b)	53,776	1,450,876
Minerva Neurosciences Inc (b)	22,245	123,460
Mirum Pharmaceuticals Inc (b)	44,494	5,208,913
Monopar Therapeutics Inc (b)(c)	1,058	97,960
Monte Rosa Therapeutics Inc (b)	69,381	1,679,020
Nurix Therapeutics Inc (b)	69,203	1,678,865
Nuvalent Inc Class A (b)	50,355	6,218,843
Nuvectis Pharma Inc (b)(c)	16,018	294,571
Ocugen Inc (b)	221,115	338,306
Olema Pharmaceuticals Inc (b)	12,329	154,236
OmniAb Operations Inc $12.5 earnout shares (b)(d)	191	71
OmniAb Operations Inc $15 earnout shares (b)(d)	191	48
Opus Genetics Inc (b)	49,881	205,011
ORIC Pharmaceuticals Inc (b)	21,896	237,134
Oruka Therapeutics Inc (b)	47,198	4,491,834
Ovid therapeutics Inc (b)(c)	17,077	45,937
Palisade Bio Inc (b)	24,895	52,031
Palvella Therapeutics Inc (b)	10,279	1,570,837
Praxis Precision Medicines Inc (b)	23,554	7,885,644
Precigen Inc (b)	180,913	1,031,204
Prelude Therapeutics Inc (b)	25,772	137,365
Prime Medicine Inc (b)	76,724	283,112
ProKidney Corp Class A (b)	49,436	100,849
Protagonist Therapeutics Inc (b)	57,676	7,069,924
Protalix BioTherapeutics Inc (b)	69,173	161,173
PTC Therapeutics Inc (b)	66,332	5,410,701
Puma Biotechnology Inc (b)	6,769	54,897
Recursion Pharmaceuticals Inc Class A (b)(c)	44,113	161,895
REGENXBIO Inc (b)	38,145	456,977
Relay Therapeutics Inc (b)	119,278	2,231,691
Rezolute Inc (b)	10,415	54,158
Rhythm Pharmaceuticals Inc (b)	51,721	5,742,583
Sagimet Biosciences Inc Class A (b)	43,262	334,415
Sana Biotechnology Inc (b)	172,409	601,707
Sarepta Therapeutics Inc (b)	6,747	121,244
Savara Inc (b)(c)	143,360	883,098
Scholar Rock Holding Corp (b)	98,684	5,427,620
SELLAS Life Sciences Group Inc (b)(c)	176,839	2,610,144
Shattuck Labs Inc (b)	50,051	347,354
Sionna Therapeutics Inc (b)	17,278	760,059
Solid Biosciences Inc (b)	35,954	359,180
Spruce Biosciences Inc (b)	660	35,639
Spyre Therapeutics Inc (b)	69,788	6,195,779
Stoke Therapeutics Inc (b)	51,610	1,688,679
Surrozen Inc Class A (b)	6,869	178,251
Sutro Biopharma Inc (b)	2,347	77,920
Syndax Pharmaceuticals Inc (b)(c)	83,433	1,823,845
Tango Therapeutics Inc (b)	131,979	4,125,664
Taysha Gene Therapies Inc (b)	224,667	1,529,982
Tectonic Therapeutic Inc (b)(c)	1,702	58,506
TG Therapeutics Inc (b)(c)	136,430	7,495,464
Travere Therapeutics Inc (b)	83,781	4,759,599
TriSalus Life Sciences Inc Class A (b)(c)	44,903	204,309
Twist Bioscience Corp (b)	58,193	5,986,896
Tyra Biosciences Inc (b)	34,467	1,100,876
Ultragenyx Pharmaceutical Inc (b)	40,869	1,364,616
Unicycive Therapeutics Inc (b)	20,032	93,950
UroGen Pharma Ltd (b)	34,456	1,267,981
Vaxcyte Inc (b)	83,436	4,850,135
Vera Therapeutics Inc Class A (b)	59,895	2,570,094
Veracyte Inc (b)	59,100	3,470,943
Verastem Inc (b)(c)	75,612	288,838
Vericel Corp (b)	48,312	2,149,401
Viridian Therapeutics Inc (b)	8,941	164,246
Vor BioPharma Inc (b)	26,747	492,412
XOMA Royalty Corp (b)	6,591	280,118
Z Squared Inc (b)(c)	41,230	436,213
Zenas Biopharma Inc (b)	26,700	677,646
Zymeworks Inc (b)	44,095	1,152,643
		236,714,473
Health Care Equipment & Supplies - 3.1%
Alphatec Holdings Inc (b)	117,542	1,016,738
AngioDynamics Inc (b)	8,019	104,327
Artivion Inc (b)	43,050	967,334
AtriCure Inc (b)	46,821	1,310,052
Axogen Inc (b)	49,326	2,278,368
Bioventus Inc (b)(c)	45,159	426,301
Butterfly Network Inc Class A (b)	197,272	1,661,030
CapsoVision Inc (b)(c)	32,592	247,047
Carlsmed Inc (b)	3,826	39,714
Ceribell Inc (b)	25,816	502,121
Cerus Corp (b)	186,411	544,320
ClearPoint Neuro Inc (b)(c)	26,464	472,118
CVRx Inc (b)(c)	15,542	79,886
Delcath Systems Inc (b)(c)	4,070	51,241
Electromed Inc (b)	6,248	264,290
Glaukos Corp (b)	54,056	7,554,868
Haemonetics Corp (b)	41,722	3,129,150
Hyperfine Inc Class A (b)	72,580	97,983
Inspire Medical Systems Inc (b)	23,920	1,067,071
iRadimed Corp	7,955	760,180
iRhythm Technologies Inc (b)	31,041	3,692,327
Kestra Medical Technologies Ltd (b)(c)	25,085	638,162
KORU Medical Systems Inc (b)	42,506	178,525
Lantheus Holdings Inc (b)	61,224	6,792,192
LeMaitre Vascular Inc	20,488	1,966,028
LivaNova PLC (b)	11,090	911,931
Lucid Diagnostics Inc (b)	139,729	149,510
Merit Medical Systems Inc (b)	5,309	368,126
NeuroPace Inc (b)	24,832	394,580
Novocure Ltd (b)	93,260	1,412,889
Orchestra BioMed Holdings Inc (b)	37,226	160,630
OrthoPediatrics Corp (b)	4,316	82,565
Pro-Dex Inc (b)(c)	1,926	112,767
Procept Biorobotics Corp (b)(c)	52,602	1,187,753
Pulse Biosciences Inc (b)(c)	17,386	482,114
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	278	2,598
Sanara Medtech Inc (b)(c)	3,241	76,455
Senseonics Holdings Inc (b)	37,216	211,387
Shoulder Innovations Inc	586	11,884
SI-BONE Inc (b)(c)	41,274	673,592
Sight Sciences Inc (b)	36,679	198,800
STAAR Surgical Co (b)(c)	28,427	815,571
Stereotaxis Inc (b)	63,777	109,696
Tactile Systems Technology Inc (b)	17,922	533,717
Tandem Diabetes Care Inc (b)	65,393	986,780
TransMedics Group Inc (b)	32,307	2,145,831
UFP Technologies Inc (b)(c)	7,150	1,895,680
		48,766,229
Health Care Providers & Services - 4.3%
agilon health Inc (b)	11,688	1,252,720
AirSculpt Technologies Inc (b)(c)	7,899	35,546
Alignment Healthcare Inc (b)	191,429	4,557,924
Astrana Health Inc (b)	42,754	1,984,213
Aveanna Healthcare Holdings Inc (b)	58,973	505,399
BrightSpring Health Services Inc (b)	152,943	10,666,246
Clover Health Investments Corp Class A (b)	394,167	2,065,435
Concentra Group Holdings Parent Inc	110,525	3,288,119
CorVel Corp (b)	27,497	1,719,112
GeneDx Holdings Corp Class A (b)	18,859	1,294,670
Guardian Pharmacy Services Inc Class A (b)	16,934	709,027
HealthEquity Inc (b)	79,535	7,183,602
Hims & Hers Health Inc Class A (b)(c)	202,915	7,035,063
Hinge Health Inc Class A (b)	39,143	3,248,869
Infusystem Holdings Inc (b)	18,046	174,144
Innovage Holding Corp (b)	20,492	242,830
LifeStance Health Group Inc (b)	179,475	1,922,177
National HealthCare Corp	3,603	761,530
NeoGenomics Inc (b)	11,125	162,314
NRC Health Class A	11,043	238,198
Nutex Health Inc (b)(c)	4,704	803,867
Omada Health Inc (b)(c)	33,401	733,152
Oncology Institute Inc/The (b)(c)	55,122	299,312
Option Care Health Inc (b)	122,191	2,562,345
PACS Group Inc (b)	43,621	1,859,999
Pennant Group Inc/The (b)	31,977	1,181,550
Privia Health Group Inc (b)	113,291	2,914,977
Progyny Inc (b)	64,034	1,846,100
RadNet Inc (b)	67,066	4,135,960
Talkspace Inc Class A (b)	134,706	700,471
US Physical Therapy Inc	9,421	647,034
Viemed Healthcare Inc (b)	31,923	363,922
		67,095,827
Health Care Technology - 0.3%
Claritev Corp Class A (b)(c)	2,628	89,641
Evolent Health Inc Class A (b)	46,131	250,030
HeartFlow Inc (b)	75,853	2,225,527
LifeMD Inc (b)(c)	35,020	144,633
Phreesia Inc (b)	7,695	79,181
Schrodinger Inc/United States (b)(c)	54,227	881,189
Simulations Plus Inc (b)	13,492	247,039
		3,917,240
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (b)	111,720	4,283,345
Adaptive Biotechnologies Corp (b)	144,462	3,098,710
Alamar Biosciences Inc	8,583	232,513
Alpha Teknova Inc (b)	2,043	11,604
BioLife Solutions Inc (b)	7,889	222,785
Codexis Inc (b)	74,747	168,928
Lifecore Biomedical Inc (b)	3,964	20,811
Mesa Laboratories Inc	5,149	512,583
Nautilus Biotechnology Inc Class A (b)	4,595	8,593
Pacific Biosciences of California Inc (b)	256,117	430,277
		8,990,149
Pharmaceuticals - 4.2%
Aclaris Therapeutics Inc (b)	95,843	507,009
Alto Neuroscience Inc (b)	24,538	647,558
Alumis Inc (b)	74,002	2,082,416
Amneal Intermediate Inc Class A (b)	40,427	699,791
Amylyx Pharmaceuticals Inc (b)	86,168	1,547,577
AN2 Therapeutics Inc (b)	2,862	13,852
ANI Pharmaceuticals Inc (b)	19,255	1,593,929
Aquestive Therapeutics Inc (b)(c)	37,491	155,963
Arvinas Inc (b)	5,612	46,636
AtaiBeckley Inc (b)	265,525	1,399,317
Avalyn Pharma Inc	11,053	363,865
BioAge Labs Inc (b)	3,270	80,148
Collegium Pharmaceutical Inc (b)	30,859	1,117,096
Context Therapeutics Inc (b)	88,395	48,962
Crinetics Pharmaceuticals Inc (b)	97,181	3,636,513
Definium Therapeutics Inc (b)	121,945	5,736,293
Edgewise Therapeutics Inc (b)	67,017	2,722,901
Enliven Therapeutics Inc (b)	40,140	2,037,105
Esperion Therapeutics Inc (b)	87,620	276,879
Eton Pharmaceuticals Inc (b)	25,017	905,615
Evolus Inc (b)	55,976	388,473
EyePoint Inc (b)	60,576	866,237
Harmony Biosciences Holdings Inc (b)	42,334	1,541,381
Harrow Inc (b)(c)	30,367	1,289,686
Indivior Pharmaceuticals Inc	99,675	4,089,665
LB Pharmaceuticals Inc	9,947	322,830
Lexicon Pharmaceuticals Inc (b)	233,190	559,656
Ligand Pharmaceuticals Inc (b)	18,821	5,949,130
Liquidia Corp (b)	66,131	5,272,625
Maze Therapeutics Inc (b)	27,544	821,913
MBX Biosciences Inc (b)	29,080	1,605,216
Nektar Therapeutics (b)	28,960	2,021,698
Neumora Therapeutics Inc (b)	95,842	162,931
Novartis AG rights (b)(d)	7,324	0
Nuvation Bio Inc Class A (b)	236,171	1,341,451
Ocular Therapeutix Inc (b)	159,952	1,570,729
Omeros Corp (b)(c)	25,129	238,977
Pacira BioSciences Inc (b)	3,076	78,038
Phathom Pharmaceuticals Inc (b)	13,278	144,066
Phibro Animal Health Corp Class A	19,667	617,544
Rapport Therapeutics Inc (b)	26,821	1,117,631
Relmada Therapeutics Inc (b)	88,602	613,126
Septerna Inc (b)	13,851	463,870
SpyGlass Pharma Inc (b)(c)	7,122	158,536
Supernus Pharmaceuticals Inc (b)	4,172	194,040
Tarsus Pharmaceuticals Inc (b)	39,248	2,470,269
Theravance Biopharma Inc (b)	32,017	544,289
Trevi Therapeutics Inc (b)	100,420	1,872,833
VeraDermics Inc	14,047	1,726,938
WaVe Life Sciences Ltd (b)	9,465	54,992
Xeris Biopharma Holdings Inc (b)	160,673	1,272,530
Zevra Therapeutics Inc (b)	17,458	250,348
		65,241,073
TOTAL HEALTH CARE		430,724,991
Industrials - 16.9%
Aerospace & Defense - 2.7%
AAR Corp (b)	37,485	5,357,731
Aevex Corp Class A	15,217	317,883
Archer Aviation Inc Class A (b)(c)	145,444	687,950
Astronics Corp (b)	26,192	2,128,362
Astronics Corp Class B	1,664	126,464
Beta Technologies Inc Class A (b)(c)	9,877	165,440
Cadre Holdings Inc	29,591	843,639
Ducommun Inc (b)	12,231	2,265,304
Eve Holding Inc Class A (b)(c)	95,324	239,263
Firefly Aerospace Inc (b)(c)	75,125	2,208,675
Innovative Solutions And Support Inc (b)	14,022	252,396
Intuitive Machines Inc Class A (b)(c)	119,967	2,566,094
Mercury Systems Inc (b)	52,842	6,464,162
Moog Inc Class A	26,852	11,380,952
National Presto Industries Inc	1,700	212,483
Park Aerospace Corp	17,350	662,076
Red Cat Holdings Inc (b)(c)	104,378	1,111,626
Redwire Corp Class A (b)	108,453	1,326,380
Satellogic Inc Class A (b)	89,353	511,099
Sidus Space Inc Class A (b)(c)	77,772	218,539
Starfighters Space Inc	29,793	158,499
Swarmer Inc	2,989	132,442
Tat Technologies Ltd (b)(c)	11,226	541,430
V2X Inc (b)	2,017	150,387
Voyager Technologies Inc Class A (b)(c)	48,931	1,578,025
VSE Corp	1,544	352,804
York Space Systems Inc (c)	18,080	445,130
		42,405,235
Air Freight & Logistics - 0.0%
Forward Air Corp Class Common Stock (b)	23,933	323,335
Building Products - 1.3%
AZZ Inc	28,246	4,379,542
CSW Industrials Inc (c)	15,227	4,237,674
Griffon Corp	27,105	2,643,551
Resideo Technologies Inc (b)	22,490	699,439
Tecnoglass Inc	21,675	1,014,607
Zurn Elkay Water Solutions Corp	141,770	7,163,638
		20,138,451
Commercial Services & Supplies - 0.9%
ACV Auctions Inc Class A (b)	66,085	475,151
Brink's Co/The	39,198	3,703,819
Casella Waste Systems Inc Class A (b)	60,237	5,841,182
Healthcare Services Group Inc (b)	32,603	800,730
Interface Inc	6,268	224,645
LanzaTech Global Inc Class A (b)	2,248	15,331
Liquidity Services Inc (b)	22,378	875,427
OPENLANE Inc (b)	39,520	1,629,805
Perma-Fix Environmental Services Inc (b)(c)	14,720	210,349
Quad/Graphics Inc Class A	21,327	179,787
		13,956,226
Construction & Engineering - 3.1%
Arcosa Inc	14,011	2,035,658
Argan Inc	12,880	10,285,324
Bowman Consulting Group Ltd (b)	13,605	397,266
Cardinal Infrastructure Group Inc Class A (c)	16,072	1,513,982
Centuri Holdings Inc (b)	82,980	2,509,315
Construction Partners Inc Class A (b)	45,349	5,386,101
Fluor Corp (b)	41,082	2,152,286
Granite Construction Inc	37,468	5,922,941
INNOVATE Corp (b)	4,737	88,440
Legence Corp Class A	55,072	4,693,787
Limbach Holdings Inc (b)	10,552	812,504
Matrix Service Co (b)	6,276	85,981
MYR Group Inc (b)	14,678	7,344,871
NWPX Infrastructure Inc (b)	7,774	1,165,634
Orion Group Holdings Inc (b)	36,745	618,051
Shimmick Corp (b)	4,567	20,871
Tutor Perini Corp	42,982	3,566,217
		48,599,229
Electrical Equipment - 1.8%
Allient Inc	13,964	1,437,315
American Superconductor Corp (b)	44,303	1,839,018
Amprius Technologies Inc (b)	128,803	1,785,210
Array Technologies Inc (b)(c)	33,559	248,672
Babcock & Wilcox Enterprises Inc (b)	6,824	96,218
ChargePoint Holdings Inc Class A (b)	24,574	145,232
Energous Corp (b)	4,975	119,649
Energy Vault Holdings Inc Class A (b)	129,868	611,678
EnerSys	31,463	7,356,679
Enovix Corp Class B (b)(c)	185,849	1,128,103
Eos Energy Enterprises Inc (b)(c)	322,981	1,899,128
Espey Mfg. & Electronics Corp	2,166	145,880
Fluence Energy Inc Class A (b)	82,040	1,630,955
GrafTech International Ltd (b)	11,611	68,621
LSI Industries Inc	25,525	678,455
NuScale Power Corp Class A (b)(c)	308,315	3,092,399
Plug Power Inc (b)	1,282,723	3,476,179
Power Solutions International Inc (b)	7,986	310,576
Preformed Line Products Co	2,361	969,332
SES AI Corp Class A (b)	25,559	24,542
Shoals Technologies Group Inc (b)	149,766	1,482,683
Tigo Energy Inc (b)	36,781	85,700
		28,632,224
Ground Transportation - 0.2%
ArcBest Corp	13,109	1,881,666
Covenant Logistics Group Inc Class A	12,514	552,869
Ftai Infrastructure Inc (c)	107,336	498,039
Hertz Global Holdings Inc (b)(c)	13,686	30,998
RXO Inc (b)	8,293	228,804
Werner Enterprises Inc	8,978	391,531
		3,583,907
Machinery - 4.0%
Albany International Corp Class A	8,932	665,434
Alliance Laundry Holdings Inc	41,183	1,092,173
Astec Industries Inc	2,234	136,698
Atmus Filtration Technologies Inc	72,760	3,710,032
Blue Bird Corp (b)	29,912	2,361,852
CECO Environmental Corp (b)	49,461	4,488,092
Douglas Dynamics Inc	19,701	1,062,869
Elmet Group Co/The	9,314	183,858
Energy Recovery Inc (b)	42,854	386,543
Enerpac Tool Group Corp Class A	48,892	1,753,267
Enpro Inc	18,936	7,137,547
ESCO Technologies Inc	24,835	8,693,244
Federal Signal Corp	57,239	7,354,640
Franklin Electric Co Inc	35,903	3,848,443
FreightCar America Inc (b)	13,087	127,467
Gorman-Rupp Co/The	20,042	1,838,653
Graham Corp (b)	10,031	1,241,737
Helios Technologies Inc	3,338	297,917
Kadant Inc	11,271	3,541,686
Kennametal Inc	35,946	1,259,907
Microvast Holdings Inc (b)(c)	5,391	6,307
Mueller Water Products Inc Class A1	147,402	3,807,394
Omega Flex Inc	3,349	105,125
Palladyne AI Corp Class A (b)	11,946	72,632
Perma-Pipe International Holdings Inc (b)	7,018	191,100
Standex International Corp (c)	11,411	4,081,372
Taylor Devices Inc (b)	3,059	179,502
Trinity Industries Inc	39,206	1,355,743
Velo3D Inc Class A (b)(c)	15,449	271,130
Worthington Enterprises Inc	10,236	550,287
		61,802,651
Passenger Airlines - 0.4%
Allegiant Travel Co (b)	4,174	490,862
Frontier Group Holdings Inc (b)	55,769	441,133
Joby Aviation Inc Class A (b)(c)	635,248	5,666,412
		6,598,407
Professional Services - 1.2%
Barrett Business Services Inc	22,702	806,375
BlackSky Technology Inc Class A (b)(c)	31,673	884,310
CRA International Inc	6,493	923,954
Exponent Inc	46,190	2,714,125
Falcon's Beyond Global Inc Class A (b)(c)	26,295	471,206
First Advantage Corp (b)(c)	56,914	1,027,298
Franklin Covey Co (b)(c)	9,514	233,378
HireQuest Inc	4,986	62,624
Huron Consulting Group Inc (b)	16,346	1,473,756
IBEX Holdings Ltd (b)	7,105	215,779
Innodata Inc (b)	29,836	2,255,006
Insperity Inc	34,588	1,428,830
Kforce Inc	16,794	787,974
Legalzoom.com Inc (b)	112,672	690,679
Maximus Inc	8,483	456,046
Mistras Group Inc (b)	4,353	76,047
Public Policy Holding Co Inc (United States) (e)	5,227	38,732
Rcm Technologies Inc (b)	5,143	145,187
Resolute Holdings Management Inc (b)(c)	3,765	544,155
Spire Global Inc Class A (b)(c)	28,953	538,526
TriNet Group Inc	27,825	1,377,059
Upwork Inc (b)(c)	37,381	312,505
Verra Mobility Corp Class A (b)	10,091	42,887
Willdan Group Inc (b)	10,202	806,978
		18,313,416
Trading Companies & Distributors - 1.3%
Alta Equipment Group Inc Class A (b)	4,387	28,383
Custom Truck One Source Inc Class A (b)	48,483	572,584
Distribution Solutions Group Inc (b)	8,260	225,911
DXP Enterprises Inc/TX (b)	12,220	2,062,003
GATX Corp	2,410	427,028
Global Industrial Co	14,020	469,109
Herc Holdings Inc	28,049	4,020,544
Karat Packaging Inc	8,113	271,461
McGrath RentCorp	2,610	315,888
NPK International Inc (b)	77,636	1,235,189
Rush Enterprises Inc Class A	57,773	4,216,562
Rush Enterprises Inc Class B	8,811	674,042
Transcat Inc (b)(c)	4,906	455,130
Willis Lease Finance Corp	2,355	538,824
Xometry Inc Class A (b)	43,369	4,185,976
		19,698,634
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	19,586	192,726
TOTAL INDUSTRIALS		264,244,441
Information Technology - 19.5%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (b)	72,053	1,001,537
BK Technologies Corp (b)	2,839	244,097
Calix Inc (b)	56,170	2,096,264
Digi International Inc (b)	30,983	2,322,176
Extreme Networks Inc (b)	121,753	3,941,145
Harmonic Inc (b)	104,037	1,698,924
Inseego Corp (b)(c)	8,682	89,685
Lantronix Inc (b)	33,483	196,880
Ondas Inc (b)	457,472	3,769,569
		15,360,277
Electronic Equipment, Instruments & Components - 3.6%
Aeva Technologies Inc (b)(c)	26,346	756,657
Arlo Technologies Inc (b)	101,717	1,371,145
Badger Meter Inc (c)	28,081	4,166,659
Bel Fuse Inc Class A	1,580	460,143
Bel Fuse Inc Class B	11,147	3,712,397
Belden Inc	36,922	4,427,317
Benchmark Electronics Inc	15,723	1,551,388
Climb Global Solutions Inc	15,632	362,819
CTS Corp	19,741	1,286,916
Daktronics Inc (b)	37,287	729,334
Evolv Technologies Holdings Inc Class A (b)	153,950	892,910
Frequency Electronics Inc (b)(c)	6,373	422,849
Knowles Corp (b)	75,464	3,130,247
LightPath Technologies Inc Class A (b)	51,869	848,058
Lightwave Logic Inc (b)	150,651	1,425,158
M-Tron Industries Inc (b)	3,918	388,470
Mirion Technologies Inc Class A (b)	196,907	3,530,543
Napco Security Technologies Inc (c)	32,690	1,241,566
nLight Inc (b)	52,374	3,646,278
Novanta Inc (b)(c)	34,008	5,517,458
OSI Systems Inc (b)	15,028	3,286,624
Ouster Inc Class A (b)(c)	58,726	3,671,550
Plexus Corp (b)	25,399	7,636,717
RF Industries Ltd (b)	7,852	166,540
Syntec Optics Holdings Inc Class A (b)	6,685	83,227
Vishay Precision Group Inc (b)	6,302	944,733
Vuzix Corp (b)(c)	65,502	189,956
		55,847,659
IT Services - 0.3%
Backblaze Inc Class A (b)	55,193	875,361
BigBear.ai Holdings Inc (b)(c)	122,801	450,680
Brand Engagement Network Inc Class A (b)	4,252	72,752
Commerce.com Inc (b)	70,489	208,647
Crexendo Inc (b)	17,654	131,875
Fastly Inc Class A (b)	143,581	2,636,147
Hackett Group Inc/The	28,655	308,614
Rackspace Technology Inc (b)(c)	23,215	151,594
SharonAI Holdings Inc Class A (b)(c)	4,012	339,656
TSS Inc/MD (b)(c)	24,156	297,119
Tucows Inc Class A (b)(c)	2,608	35,130
		5,507,575
Semiconductors & Semiconductor Equipment - 5.8%
ACM Research Inc Class A (b)	50,542	6,413,274
Aehr Test Systems (b)	28,688	2,755,769
Aeluma Inc (b)(c)	12,089	266,925
Ambarella Inc (b)	39,977	3,430,027
Ambiq Micro Inc	17,420	1,538,186
Amtech Systems Inc (b)	10,924	252,126
Atomera Inc (b)(c)	35,826	312,044
Axcelis Technologies Inc (b)	29,406	5,570,967
AXT Inc (b)(c)	58,533	4,219,059
Blaize Holdings Inc Class A (b)(c)	85,183	117,553
CEVA Inc (b)	23,672	1,116,372
Cohu Inc (b)	28,121	2,078,423
Diodes Inc (b)	35,094	3,840,687
Everspin Technologies Inc (b)	18,239	441,019
GSI Technology Inc (b)(c)	26,679	206,229
Ichor Holdings Ltd (b)	32,891	3,693,001
Impinj Inc (b)	27,424	3,927,940
inTEST Corp (b)	10,070	182,972
Kopin Corp (b)(c)	93,039	416,815
MaxLinear Inc (b)	81,194	10,395,268
Navitas Semiconductor Corp Class A (b)(c)	172,248	3,086,684
NVE Corp	4,599	480,825
PDF Solutions Inc (b)	31,000	2,194,490
Penguin Solutions Inc (b)	47,165	3,585,012
Photronics Inc (b)	19,401	631,115
Power Integrations Inc (c)	52,544	4,401,085
QuickLogic Corp (b)	10,093	201,557
Rigetti Computing Inc Class A (b)(c)	296,218	5,722,932
Silicon Laboratories Inc (b)	31,094	6,795,905
SkyWater Technology Inc (b)	35,005	1,218,874
Synaptics Inc (b)	3,010	373,932
Ultra Clean Holdings Inc (b)	42,159	6,011,452
Veeco Instruments Inc (b)	56,400	4,275,120
		90,153,639
Software - 8.4%
A10 Networks Inc	68,054	2,542,497
ACI Worldwide Inc (b)	97,788	4,917,759
Adeia Inc	94,874	3,124,201
Agilysys Inc (b)	25,189	2,632,251
Alarm.com Holdings Inc (b)	6,275	293,168
Alkami Technology Inc (b)(c)	67,875	1,229,895
Amplitude Inc Class A (b)	98,256	751,658
Appian Corp Class A (b)	37,365	855,659
Arteris Inc (b)	30,247	1,469,702
Asana Inc Class A (b)(c)	91,198	638,386
AvePoint Inc Class A (b)	169,102	1,895,633
Bitdeer Technologies Group Class A (b)(c)	33,910	538,152
Blackbaud Inc (b)	33,894	1,003,940
BlackLine Inc (b)	24,981	701,217
Blend Labs Inc Class A (b)	169,568	289,961
Box Inc Class A (b)	112,242	2,978,903
Braze Inc Class A (b)(c)	92,108	1,997,823
Cerence Inc (b)	15,253	172,664
Cipher Digital Inc (b)	318,306	7,798,497
Clear Secure Inc Class A	89,414	4,983,042
Commvault Systems Inc (b)	42,404	6,009,919
Consensus Cloud Solutions Inc (b)	11,664	444,982
Core Scientific Inc (b)(c)	256,164	6,555,237
CS Disco Inc (b)	27,173	102,714
Daily Journal Corp (b)(c)	399	239,875
Digimarc Corp (c)	13,893	114,200
Digital Turbine Inc (b)	13,255	170,990
Domo Inc Class B (b)(c)	25,997	81,371
Duos Technologies Group Inc (b)	23,846	286,152
eGain Corp (b)	13,598	85,667
EverCommerce Inc (b)(c)	13,945	140,287
Freshworks Inc Class A (b)	82,282	832,694
Hut 8 Corp (United States) (b)	50,987	5,886,194
Intapp Inc (b)	52,578	1,325,491
Intellicheck Inc (b)	24,436	100,188
InterDigital Inc	24,557	6,952,823
JFrog Ltd (b)	102,336	9,300,296
Kaltura Inc (b)	103,174	134,126
Keel Infrastructure Corp	142,735	819,299
Life360 Inc (b)(c)	18,168	1,005,780
LiveRamp Holdings Inc (b)	60,066	2,260,884
Mitek Systems Inc (b)	40,157	808,360
nCino Inc (b)	99,983	1,634,722
Ooma Inc (b)	24,743	475,560
PagerDuty Inc (b)	44,926	433,536
Porch Group Inc (b)(c)	11,244	169,110
Progress Software Corp (b)	16,799	564,110
Q2 Holdings Inc (b)	59,555	2,864,596
Qualys Inc (b)	34,761	4,779,290
Rapid7 Inc (b)	14,786	119,767
REalloys Inc (b)(c)	53,762	776,861
Red Violet Inc (b)	11,145	710,159
ReposiTrak Inc	15,897	143,073
Rimini Street Inc (b)	14,246	60,687
Riot Platforms Inc (b)	221,675	6,069,462
ServiceTitan Inc Class A (b)(c)	58,680	4,149,263
Silvaco Group Inc (b)	11,285	155,620
SoundHound AI Inc Class A (b)(c)	380,619	2,462,605
Spartacus Acquisition Corp Class A (b)	96,009	1,711,840
Sprinklr Inc Class A (b)	40,779	210,420
Sprout Social Inc Class A (b)	9,625	72,668
SPS Commerce Inc (b)	11,796	674,377
Telos Corp (b)	53,308	245,217
Tenable Holdings Inc (b)	109,666	4,044,482
Teradata Corp (b)(c)	64,014	2,218,085
Varonis Systems Inc (b)	108,598	4,556,772
Veritone Inc (b)	47,878	65,592
Vertex Inc Class A (b)	13,274	152,386
Via Transportation Inc Class A (b)(c)	13,733	249,117
Viant Technology Inc Class A (b)	18,604	235,527
Weave Communications Inc (b)	70,250	420,798
Workiva Inc Class A (b)	34,173	1,657,732
Yext Inc (b)	34,084	159,172
Zeta Global Holdings Corp Class A (b)	213,826	4,208,096
		130,923,239
Technology Hardware, Storage & Peripherals - 0.4%
CPI Card Group Inc (b)	7,445	154,707
Diebold Nixdorf Inc (b)(c)	21,331	1,813,562
GPGI Inc Class A	170,187	2,697,464
Infleqtion Inc Class A (c)	57,815	770,096
One Stop Systems Inc (b)	21,052	382,725
Quantum Computing Inc (b)(c)	30,580	296,626
		6,115,180
TOTAL INFORMATION TECHNOLOGY		303,907,569
Materials - 4.2%
Chemicals - 1.7%
ASP Isotopes Inc (b)(c)	93,132	579,281
Balchem Corp	28,997	4,899,043
Chemours Co/The	144,045	2,955,803
Ecovyst Inc (b)	79,759	993,000
Flotek Industries Inc (b)(c)	12,797	300,985
Hawkins Inc	18,453	2,622,171
Ingevity Corp (b)	33,427	2,495,994
Perimeter Solutions Inc (b)	142,547	5,081,802
PureCycle Technologies Inc (b)(c)	137,928	1,118,596
Sensient Technologies Corp	40,421	4,983,505
		26,030,180
Construction Materials - 0.3%
Knife River Corp (b)(c)	54,425	4,552,651
Smith-Midland Corp (b)(c)	2,693	78,097
United States Lime & Minerals Inc	10,346	1,082,916
		5,713,664
Containers & Packaging - 0.0%
Ardagh Metal Packaging SA	36,315	172,133
Myers Industries Inc	5,001	176,585
		348,718
Metals & Mining - 2.2%
Alpha Metallurgical Resources Inc (b)	3,238	534,076
American Battery Technology Co (b)(c)	121,320	343,336
Ampco-Pittsburgh Corp (b)	15,112	130,719
Century Aluminum Co (b)	65,762	3,025,710
Commercial Metals Co	17,418	1,092,980
Compass Minerals International Inc (b)	30,078	936,328
Constellium SE (b)	126,976	4,046,725
Contango Silver & Gold Inc (b)(c)	25,172	397,466
Dakota Gold Corp (b)(c)	109,478	466,376
Gold Resource Corp (b)	143,846	181,246
Hycroft Mining Holding Corp (b)	51,146	1,196,816
Idaho Strategic Resources Inc (b)	14,381	470,978
Ivanhoe Electric Inc / US (b)	101,206	972,590
Kaiser Aluminum Corp	15,497	3,031,678
Materion Corp	19,672	5,850,256
NioCorp Developments Ltd (b)(c)	77,568	373,878
Perpetua Resources Corp (United States) (b)(c)	80,598	1,673,214
Ramaco Resources Inc Class A (b)(c)	41,983	555,435
Ramaco Resources Inc Class B	6,666	56,994
Silver Bow Mining Corp	5,072	34,287
United States Antimony Corp (b)(c)	125,450	910,767
US Gold Corp (b)(c)	13,367	204,916
USA Rare Earth Inc Class A (b)(c)	182,050	3,928,639
Vista Gold Corp (United States) (b)	135,353	258,524
Warrior Met Coal Inc	43,240	3,509,358
		34,183,292
TOTAL MATERIALS		66,275,854
Real Estate - 2.3%
Diversified REITs - 0.0%
Gladstone Commercial Corp	8,928	109,814
Health Care REITs - 0.0%
Strawberry Fields REIT Inc	7,112	97,790
Universal Health Realty Income Trust	11,029	483,732
		581,522
Hotel & Resort REITs - 0.7%
DiamondRock Hospitality Co	122,712	1,494,632
Ryman Hospitality Properties Inc	58,867	7,567,353
Sunstone Hotel Investors Inc	107,040	1,225,608
Xenia Hotels & Resorts Inc	13,199	268,732
		10,556,325
Real Estate Management & Development - 0.9%
AGNT Inc	88,592	479,283
Compass Inc Class A (b)	574,715	7,086,236
Comstock Holding Cos Inc Class A (b)	937	14,983
Maui Land & Pineapple Co Inc (b)	5,962	106,004
Newmark Group Inc Class A	8,702	131,487
Opendoor Technologies Inc Class A (b)	732,103	3,382,316
St Joe Co/The	36,470	2,284,116
		13,484,425
Residential REITs - 0.0%
UMH Properties Inc	6,353	96,184
Retail REITs - 0.4%
Alexander's Inc	2,047	564,071
CBL & Associates Properties Inc	17,527	930,508
NETSTREIT Corp (c)	24,308	513,628
Saul Centers Inc	11,765	439,893
Tanger Inc	100,081	3,950,198
		6,398,298
Specialized REITs - 0.3%
Outfront Media Inc	151,234	4,954,426
TOTAL REAL ESTATE		36,180,994
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
Hallador Energy Co (b)	33,121	575,974
Montauk Renewables Inc (b)	15,141	23,620
Ormat Technologies Inc	4,830	525,987
		1,125,581
Water Utilities - 0.2%
American States Water Co	26,470	2,187,216
Cadiz Inc (b)(c)	53,321	222,882
Consolidated Water Co Ltd	12,379	365,181
Global Water Resources Inc	3,186	23,066
		2,798,345
TOTAL UTILITIES		3,923,926
TOTAL UNITED STATES		1,504,368,525
URUGUAY - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Dlocal Ltd/Uruguay Class A	86,079	1,118,597
TOTAL COMMON STOCKS (Cost $1,251,685,292)		1,562,566,258

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $321,607)	3.64	323,000	321,592

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	28,332,320	28,337,987
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	87,566,076	87,574,833
TOTAL MONEY MARKET FUNDS (Cost $115,912,819)			115,912,820

TOTAL INVESTMENT IN SECURITIES - 107.3% (Cost $1,367,919,718)	1,678,800,670
NET OTHER ASSETS (LIABILITIES) - (7.3)%	(114,881,011)
NET ASSETS - 100.0%	1,563,919,659

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	10	9/2026	1,522,800	7,374

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,229,975 or 0.1% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $228,002.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,106,536	338,005,033	327,779,296	170,797	5,713	1	28,337,987	28,332,320	0.0%
Fidelity Securities Lending Cash Central Fund	68,456,827	493,099,462	473,980,383	1,062,234	(1,073)	-	87,574,833	87,566,076	0.2%
Total	86,563,363	831,104,495	801,759,679	1,233,031	4,640	1	115,912,820

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	35,606,154	35,606,154	-	-
Consumer Discretionary	133,749,481	133,749,481	-	-
Consumer Staples	25,614,096	25,614,096	-	-
Energy	79,650,702	79,650,702	-	-
Financials	145,232,344	145,232,344	-	-
Health Care	442,541,740	442,535,273	2,598	3,869
Industrials	266,908,666	266,908,666	-	-
Information Technology	322,259,301	322,259,301	-	-
Materials	70,604,926	70,604,926	-	-
Real Estate	36,474,922	36,474,922	-	-
Utilities	3,923,926	3,923,926	-	-

U.S. Treasury Obligations	321,592	-	321,592	-

Money Market Funds	115,912,820	115,912,820	-	-
Total Investments in Securities:	1,678,800,670	1,678,472,611	324,190	3,869
Derivative Instruments:

Assets
Futures Contracts	7,374	7,374	-	-
Total Assets	7,374	7,374	-	-
Total Derivative Instruments:	7,374	7,374	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,374	-
Total Equity Risk	7,374	-
Total Value of Derivatives	7,374	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Growth Index Fund
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $188,902,155) - See accompanying schedule:
Unaffiliated issuers (cost $1,252,006,899)	$1,562,887,850
Fidelity Central Funds (cost $115,912,819)	115,912,820

Total Investment in Securities (cost $1,367,919,718)		$1,678,800,670
Foreign currency held at value (cost $378)		356
Receivable for investments sold		63,956,015
Receivable for fund shares sold		2,363,886
Dividends receivable		222,156
Distributions receivable from Fidelity Central Funds		119,721
Receivable for variation margin on futures contracts		2,332
Total assets		1,745,465,136
Liabilities
Payable to custodian bank	$56,071,716
Payable for investments purchased	21,285,955
Payable for fund shares redeemed	2,386,338
Accrued management fee	62,407
Notes payable to affiliates	14,160,000
Other payables and accrued expenses	3,155
Collateral on securities loaned	87,575,906
Total liabilities		181,545,477
Net Assets		$1,563,919,659
Net Assets consist of:
Paid in capital		$1,161,642,356
Total accumulated earnings (loss)		402,277,303
Net Assets		$1,563,919,659
Net Asset Value, offering price and redemption price per share ($1,563,919,659 ÷ 41,073,506 shares)		$38.08
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$7,254,745
Interest		16,179
Income from Fidelity Central Funds (including $1,062,234 from security lending)		1,233,031
Security lending		44,984
Total income		8,548,939
Expenses
Management fee	$582,156
Independent trustees' fees and expenses	2,358
Interest	7,578
Total expenses before reductions	592,092
Expense reductions	(3,011)
Total expenses after reductions		589,081
Net Investment income (loss)		7,959,858
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	161,729,635
Redemptions in-kind	44,361,247
Fidelity Central Funds	4,640
Futures contracts	1,639,701
Total net realized gain (loss)		207,735,223
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	174,330,467
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(15)
Futures contracts	(15,762)
Total change in net unrealized appreciation (depreciation)		174,314,691
Net gain (loss)		382,049,914
Net increase (decrease) in net assets resulting from operations		$390,009,772
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,959,858	$5,515,054
Net realized gain (loss)	207,735,223	(7,209,829)
Change in net unrealized appreciation (depreciation)	174,314,691	65,719,541
Net increase (decrease) in net assets resulting from operations	390,009,772	64,024,766
Distributions to shareholders	(5,935,024)	(9,619,315)

Share transactions
Proceeds from sales of shares	771,590,691	437,577,387
Reinvestment of distributions	5,212,459	8,395,178
Cost of shares redeemed	(489,186,362)	(262,877,104)

Net increase (decrease) in net assets resulting from share transactions	287,616,788	183,095,461
Total increase (decrease) in net assets	671,691,536	237,500,912

Net Assets
Beginning of period	892,228,123	654,727,211
End of period	$1,563,919,659	$892,228,123

Other Information
Shares
Sold	23,807,170	16,106,991
Issued in reinvestment of distributions	168,320	316,747
Redeemed	(15,253,427)	(9,798,711)
Net increase (decrease)	8,722,063	6,625,027

Financial Highlights
Fidelity® Small Cap Growth Index Fund

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$27.58	$25.45	$23.49	$19.93	$30.90
Income from Investment Operations
Net investment income (loss) A,B	.22	.19	.19	.23	.17
Net realized and unrealized gain (loss)	10.45	2.29	1.97	3.50	(10.17)
Total from investment operations	10.67	2.48	2.16	3.73	(10.00)
Distributions from net investment income	(.17)	(.35)	(.20)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	(.81)
Total distributions	(.17)	(.35)	(.20)	(.17)	(.97)
Net asset value, end of period	$38.08	$27.58	$25.45	$23.49	$19.93
Total Return C	38.83%	9.80%	9.26%	18.78%	(33.33)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.69%	.70%	.78%	1.05%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,563,920	$892,228	$654,727	$520,475	$274,753
Portfolio turnover rate F	63 % G	36%	48% G	42%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Value Index Fund
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (c)	28,102	376,005
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA	3,546	66,168
BERMUDA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	78,255	782,550
Financials - 0.3%
Banks - 0.2%
Bank of Nt Butterfield & Son Ltd/The (United States)	42,955	2,555,823
Insurance - 0.1%
Hamilton Insurance Group Ltd Class B	65,259	2,214,890
TOTAL FINANCIALS		4,770,713
TOTAL BERMUDA		5,553,263
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Pagseguro Digital Ltd Class A	236,495	2,140,280
StoneCo Ltd Class A	288,467	3,126,982

TOTAL BRAZIL		5,267,262
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd	137,800	6,867,952
CANADA - 1.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kolibri Global Energy Inc (United States) (c)	31,713	157,931
Teekay Tankers Ltd Class A	34,598	2,244,372
TOTAL ENERGY		2,402,303
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Brookfield Business Corp Class A (United States) (b)	60,292	1,799,716
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Canadian Solar Inc (c)	68,409	1,095,912
Software - 0.0%
ZenaTech Inc (c)	16,441	24,662
TOTAL INFORMATION TECHNOLOGY		1,120,574
Materials - 0.4%
Metals & Mining - 0.4%
Elemental Royalty Corp (United States)	49,998	872,965
McEwen Inc (c)	36,329	658,645
Ssr Mining Inc (United States) (c)	286,472	8,101,428
TOTAL MATERIALS		9,633,038
Utilities - 0.3%
Gas Utilities - 0.3%
Brookfield Infrastructure Corp (United States) (b)	177,585	6,837,023
TOTAL CANADA		21,792,654
CHINA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Connect Biopharma Holdings Ltd Class Common (c)	7,806	18,578
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	78,582	520,999
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (c)	789,821	1,666,522
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (c)	1,276	12,862
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Webull Corp Class A (b)(c)	34,175	222,821
Insurance - 0.0%
Accelerant Holdings Class A (c)	6,511	76,309
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		299,130
IRELAND - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp	50,292	704,591
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	24,605	240,883
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	1,630	165,771
TOTAL IRELAND		1,111,245
ISRAEL - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Taboola.com Ltd (c)	177,414	887,070
Media - 0.0%
Nexxen International Ltd (b)(c)	42,285	381,834
TOTAL COMMUNICATION SERVICES		1,268,904
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (c)	47,893	724,621
Health Care - 0.0%
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	714	10,496
Oramed Pharmaceuticals Inc	48,747	234,473
TOTAL HEALTH CARE		244,969
TOTAL ISRAEL		2,238,494
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Toyo Co Ltd (c)	7,647	53,147
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	29,809	340,419
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	4,858	47,122
TOTAL KOREA (SOUTH)		387,541
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (b)(c)	77,977	322,045
MONACO - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	65,421	4,531,058
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Bulkers Holdings Ltd (c)	11,484	201,659
Costamare Inc	63,032	883,709
Safe Bulkers Inc	76,310	481,516
TOTAL INDUSTRIALS		1,566,884
TOTAL MONACO		6,097,942
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Ltd (c)	89,467	3,383,642
Oil, Gas & Consumable Fuels - 0.0%
FLEX LNG Ltd (b)	37,789	1,060,359
SFL Corp Ltd	19,518	199,084
		1,259,443
TOTAL NORWAY		4,643,085
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Bladex Inc Class E	37,837	2,325,840
PUERTO RICO - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	1,338	10,490
Liberty Latin America Ltd Class C (c)	60,037	467,688
TOTAL COMMUNICATION SERVICES		478,178
Financials - 0.4%
Banks - 0.4%
First BanCorp/Puerto Rico	201,534	5,253,991
Ofg Bancorp	60,639	2,975,556
TOTAL FINANCIALS		8,229,547
TOTAL PUERTO RICO		8,707,725
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC (b)	23,819	454,943
SWITZERLAND - 0.7%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Garrett Motion Inc	245,095	8,879,792
Health Care - 0.3%
Biotechnology - 0.3%
ADC Therapeutics SA (c)	116,021	124,142
CRISPR Therapeutics AG (b)(c)	113,881	6,211,070
TOTAL HEALTH CARE		6,335,212
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	49,271	618,351
TOTAL SWITZERLAND		15,833,355
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (c)	11,004	301,069
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genius Sports Ltd Class A (c)	261,423	1,584,223
Financials - 0.1%
Capital Markets - 0.1%
Marex Group PLC	22,569	1,375,581
Insurance - 0.0%
Pelagos Insurance Capital Ltd	27,069	659,130
TOTAL FINANCIALS		2,034,711
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	38,155	688,316
TOTAL UNITED KINGDOM		4,307,250
UNITED STATES - 96.0%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.7%
Atn International Inc	14,566	385,853
GCI LLC Class A	25,366	555,515
GCI LLC Class C	26,671	575,027
IDT Corp Class B	4,226	245,784
Lumen Technologies Inc (c)	1,366,309	10,493,254
Shenandoah Telecommunications Co	70,631	1,065,115
Uniti Group Inc (b)(c)	72,497	831,541
		14,152,089
Entertainment - 0.4%
AMC Entertainment Holdings Inc Class A (c)	875,312	1,663,093
CuriosityStream Inc Class A	7,982	21,232
Marcus Corp/The	12,826	300,898
Playtika Holding Corp	61,424	228,497
Reservoir Media Inc (c)	23,313	230,566
Sphere Entertainment Co Class A (b)(c)	38,962	6,741,595
Starz Entertainment Corp (c)	15,877	458,210
		9,644,091
Interactive Media & Services - 0.5%
Angi Inc Class A (c)	41,600	247,520
Bumble Inc Class A (b)(c)	140,499	449,597
Cars.com Inc (c)	63,517	694,876
EverQuote Inc Class A (c)	39,473	939,063
fuboTV Inc Class A (c)	35,571	327,253
Nextdoor Holdings Inc Class A (c)	326,361	740,839
Shutterstock Inc	37,179	518,647
TripAdvisor Inc Class A (b)(c)	74,557	1,022,176
Trump Media & Technology Group Corp (c)	230,087	1,780,873
Yelp Inc Class A (c)	45,974	1,127,282
Ziff Davis Inc (b)(c)	49,108	2,571,787
ZipRecruiter Inc Class A (c)	91,767	344,126
ZoomInfo Technologies Inc (c)	344,349	1,008,943
		11,772,982
Media - 0.6%
Advantage Solutions Inc Class A (c)	6,063	262,164
AMC Global Media Inc Class A (b)(c)	44,482	443,930
Boston Omaha Corp (c)	28,089	383,134
Cable One Inc (b)(c)	7,331	389,349
Clear Channel Outdoor Holdings Inc (c)	539,391	1,305,326
DoubleVerify Holdings Inc (c)	33,489	363,021
EW Scripps Co/The Class A (c)	80,533	223,076
Gray Media Inc	125,726	499,132
Ibotta Inc Class A (c)	4,447	151,910
iHeartMedia Inc Class A (c)	161,894	694,525
John Wiley & Sons Inc Class A	31,184	1,512,736
Lee Enterprises Inc (b)(c)	7,383	66,152
Magnite Inc (c)	84,796	1,609,429
National CineMedia Inc	94,095	357,561
Optimum Communications Inc Class A (c)	314,873	456,566
PubMatic Inc Class A (c)	54,574	716,011
Scholastic Corp	20,053	922,438
Sinclair Inc Class A	59,344	845,652
Stagwell Inc Class A (c)	137,963	1,025,065
TechTarget Inc (b)(c)	42,402	152,647
		12,379,824
Wireless Telecommunication Services - 0.3%
Kore Group Holdings Inc (c)	4,350	40,151
Spok Holdings Inc	32,587	333,691
Telephone and Data Systems Inc	140,648	5,205,382
		5,579,224
TOTAL COMMUNICATION SERVICES		53,528,210
Consumer Discretionary - 9.8%
Automobile Components - 1.5%
Adient PLC (c)	111,708	2,053,193
Cooper-Standard Holdings Inc (c)	24,049	650,525
Dauch Corp (c)	333,485	1,807,489
Dorman Products Inc (c)	28,191	3,846,662
Fox Factory Holding Corp (c)	59,470	1,007,719
Gentherm Inc (c)	43,453	1,482,182
Goodyear Tire & Rubber Co/The (c)	395,935	2,613,171
Holley Inc Class A (c)	109,222	278,516
LCI Industries	30,472	3,226,375
Motorcar Parts of America Inc (c)	18,315	280,586
Patrick Industries Inc	26,432	2,373,065
Phinia Inc	23,039	1,897,722
Solid Power Inc (b)(c)	109,569	283,784
Standard Motor Products Inc	30,734	1,197,704
Stoneridge Inc (c)	39,210	287,017
Strattec Security Corp (c)	5,795	472,003
Versigent PLC	101,338	4,257,210
Visteon Corp	37,813	3,751,428
		31,766,351
Automobiles - 0.2%
Harley-Davidson Inc	148,303	3,627,492
Winnebago Industries Inc	39,302	1,227,794
		4,855,286
Broadline Retail - 0.1%
1stdibs.Com Inc (c)	32,258	158,064
Groupon Inc (c)	33,158	797,781
Kohl's Corp (b)	155,434	2,754,290
		3,710,135
Distributors - 0.0%
Gold.com Inc (b)	21,929	912,466
Weyco Group Inc	8,673	341,108
		1,253,574
Diversified Consumer Services - 0.7%
Carriage Services Inc	4,206	161,258
Coursera Inc (c)	275,813	1,555,585
Graham Holdings Co Class B	4,470	5,102,148
KinderCare Learning Cos Inc (c)	43,146	183,371
Matthews International Corp Class A	42,434	1,142,323
Perdoceo Education Corp	89,476	2,863,232
Phoenix Education Partners Inc	549	18,035
Strategic Education Inc	31,187	2,389,548
Stride Inc (c)	19,352	1,668,916
		15,084,416
Hotels, Restaurants & Leisure - 1.5%
Bally's Corp (c)	12,899	176,845
Biglari Holdings Inc Class A (c)	98	206,259
Biglari Holdings Inc Class B (b)(c)	862	367,238
BJ's Restaurants Inc (c)	8,190	497,420
Bloomin' Brands Inc	120,839	1,104,468
Brightstar Lottery PLC	102,008	1,093,526
Cracker Barrel Old Country Store Inc (b)	32,011	1,706,186
Dine Brands Global Inc	15,011	538,895
El Pollo Loco Holdings Inc (c)	39,724	673,719
First Watch Restaurant Group Inc (c)	86,741	1,118,091
Global Business Travel Group I Class A (c)	166,505	1,563,482
Inspired Entertainment Inc (c)	1,732	14,289
Jack in the Box Inc (b)(c)	23,352	369,195
Krispy Kreme Inc (c)	111,953	395,194
Life Time Group Holdings Inc (c)	193,579	7,905,767
Marriott Vacations Worldwide Corp	39,659	4,040,460
Nathan's Famous Inc	2,042	207,467
Papa John's International Inc (b)	42,998	1,581,036
Penn Entertainment Inc (c)	181,476	3,876,327
Portillo's Inc Class A (b)(c)	93,975	445,442
Pursuit Attractions and Hospitality Inc (c)	27,901	1,561,619
Rci Hospitality Holdings Inc	9,418	257,300
Sabre Corp (c)	342,739	716,325
Serve Robotics Inc (b)(c)	72,818	479,142
SHARPLINK INC (c)	265,029	1,272,139
Sweetgreen Inc Class A (c)	58,440	514,856
Target Hospitality Corp (c)	14,668	298,640
Venu Holding Corp Class A (c)	67,350	152,885
Wendy's Co/The	13,190	109,345
		33,243,557
Household Durables - 2.5%
Beazer Homes USA Inc (b)(c)	34,792	975,916
Century Communities Inc	35,983	2,578,542
Champion Homes Inc (c)	44,439	3,915,965
Cricut Inc Class A	71,193	312,537
Dream Finders Homes Inc Class A (b)(c)	40,015	690,659
Ethan Allen Interiors Inc	33,948	758,398
Flexsteel Industries Inc	4,639	345,513
Gopro Inc Class A (c)	12,858	10,003
Green Brick Partners Inc (c)	43,385	3,472,535
Hamilton Beach Brands Holding Co Class A	10,339	238,107
Helen of Troy Ltd (c)	32,567	946,723
Hovnanian Enterprises Inc Class A (c)	6,662	948,735
KB Home (b)	86,293	5,401,079
La-Z-Boy Inc	57,195	2,294,663
Legacy Housing Corp (c)	12,357	324,618
Leggett & Platt Inc	192,398	2,252,981
LGI Homes Inc (c)	29,428	1,873,975
Lifetime Brands Inc	17,215	146,844
Lovesac Co/The (c)	6,265	104,563
M/I Homes Inc (c)	36,088	5,802,590
Meritage Homes Corp	93,961	7,878,630
Newell Brands Inc	605,297	3,716,524
Sonos Inc (c)	9,830	133,000
Taylor Morrison Home Corp (c)	133,407	9,570,618
XMAX Inc (c)	7,969	72,438
		54,766,156
Leisure Products - 0.5%
Callaway Golf Co (c)	198,531	3,730,398
Escalade Inc	12,118	227,576
Funko Inc Class A (c)	59,240	348,331
JAKKS Pacific Inc	13,303	309,694
Johnson Outdoors Inc Class A	9,187	422,969
Latham Group Inc (c)	72,002	465,853
Malibu Boats Inc Class A (c)	28,015	768,451
MasterCraft Boat Holdings Inc (c)	23,250	600,315
Peloton Interactive Inc Class A (b)(c)	353,125	2,086,969
Smith & Wesson Brands Inc	62,620	941,805
Sturm Ruger & Co Inc	19,292	730,202
Tron Inc (c)	73,073	117,648
		10,750,211
Specialty Retail - 2.3%
1-800-Flowers.com Inc Class A (b)(c)	31,829	110,765
Academy Sports & Outdoors Inc	91,700	4,321,821
Advance Auto Parts Inc (b)	86,422	5,377,177
American Eagle Outfitters Inc	223,583	3,845,628
Arhaus Inc Class A	7,475	62,940
Asbury Automotive Group Inc (c)	27,562	5,542,167
Barnes & Noble Education Inc (c)	23,257	292,108
Bed Bath & Beyond Inc (b)(c)	104,637	605,848
Bob's Discount Furniture Inc	9,810	155,194
Caleres Inc	46,988	581,242
Camping World Holdings Inc Class A	42,921	327,487
Citi Trends Inc (c)	532	30,770
Designer Brands Inc Class A	48,859	284,848
Genesco Inc (c)	13,452	454,274
Group 1 Automotive Inc	16,520	4,810,128
Haverty Furniture Cos Inc	19,759	504,447
J Jill Inc	9,622	152,701
Lands' End Inc (c)	14,102	147,789
MarineMax Inc (c)	27,950	1,023,529
Monro Inc	35,736	611,443
National Vision Holdings Inc (b)(c)	95,909	1,823,230
OneWater Marine Inc Class A (b)(c)	16,101	181,458
Outdoor Holding Co (c)	148,148	337,777
Petco Health & Wellness Co Inc Class A (c)	128,523	349,583
RealReal Inc/The (c)	115,121	1,357,277
Rent the Runway Inc Class A (c)	10,090	31,784
RideNow Group Inc Class B (c)	21,459	142,917
Sally Beauty Holdings Inc (c)	136,945	1,936,402
Shoe Station Group Inc	26,423	391,853
Signet Jewelers Ltd	55,894	4,818,063
Sonic Automotive Inc Class A	10,329	875,796
Stitch Fix Inc Class A (c)	153,610	631,337
Torrid Holdings Inc (b)(c)	46,718	87,363
Upbound Group Inc	78,787	1,671,860
Urban Outfitters Inc (c)	50,357	3,568,297
Winmark Corp	4,257	1,801,052
Zumiez Inc (c)	18,835	335,263
		49,583,618
Textiles, Apparel & Luxury Goods - 0.5%
Carter's Inc	50,847	2,092,863
Fossil Group Inc (c)	71,270	295,058
G-III Apparel Group Ltd	51,618	1,740,043
Movado Group Inc	21,524	846,108
Oxford Industries Inc	16,470	574,309
Playboy Inc (c)	7,018	8,561
Rocky Brands Inc	10,079	415,658
Superior Group of Cos Inc	15,201	199,437
Under Armour Inc Class A (c)	360,346	2,302,611
Under Armour Inc Class C (c)	169,311	1,053,114
Wolverine World Wide Inc	23,301	385,166
		9,912,928
TOTAL CONSUMER DISCRETIONARY		214,926,232
Consumer Staples - 2.3%
Beverages - 0.1%
Boston Beer Co Inc/The Class A (c)	3,413	604,203
MGP Ingredients Inc	20,890	365,993
National Beverage Corp (c)	4,625	144,300
		1,114,496
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	37,075	2,535,930
Grocery Outlet Holding Corp (b)(c)	132,105	1,318,408
Ingles Markets Inc Class A	21,015	1,861,509
Natural Grocers by Vitamin Cottage Inc	11,652	361,445
United Natural Foods Inc (c)	75,675	3,456,078
Village Super Market Inc Class A	13,246	558,716
Weis Markets Inc	17,578	1,376,533
Yesway Inc Class A (c)	20,318	412,455
		11,881,074
Food Products - 0.9%
Alico Inc	5,146	212,890
B&G Foods Inc	114,526	455,813
BRC Inc Class A (c)	93,679	103,984
Cal-Maine Foods Inc	61,559	4,959,193
Del Monte Corp	47,201	1,317,380
Dole PLC	110,537	1,516,568
Flowers Foods Inc	272,634	2,153,809
J & J Snack Foods Corp	21,575	1,584,684
John B Sanfilippo & Son Inc	10,098	868,327
Limoneira Co	22,861	300,165
Marzetti Company/The	2,701	308,346
Mission Produce Inc (b)(c)	79,768	940,465
Once Upon a Farm PBC (c)	18,177	372,265
Seneca Foods Corp Class A (c)	6,317	1,098,779
Simply Good Foods Co/The (c)	118,326	1,571,369
Utz Brands Inc Class A	103,828	799,476
Vital Farms Inc (c)	51,049	593,700
Westrock Coffee Co (c)	2,836	22,999
		19,180,212
Household Products - 0.3%
Central Garden & Pet Co (c)	23,532	1,043,409
Central Garden & Pet Co Class A (c)	57,357	2,223,731
Energizer Holdings Inc	15,408	330,348
Oil-Dri Corp of America	2,326	237,739
Spectrum Brands Holdings Inc	32,202	2,761,322
		6,596,549
Personal Care Products - 0.4%
BellRing Brands Inc (c)	166,517	2,154,731
Coty Inc Class A (c)	502,070	1,084,471
Edgewell Personal Care Co (b)	66,712	1,791,884
Herbalife Ltd (c)	136,981	1,801,300
Honest Co Inc/The (b)(c)	133,293	487,852
Nature's Sunshine Products Inc (c)	14,631	318,956
Nu Skin Enterprises Inc Class A	69,597	367,472
Olaplex Holdings Inc (b)(c)	199,925	409,846
USANA Health Sciences Inc (c)	15,695	335,088
		8,751,600
Tobacco - 0.1%
Turning Point Brands Inc	2,202	186,752
Universal Corp/VA	35,406	1,847,131
		2,033,883
TOTAL CONSUMER STAPLES		49,557,814
Energy - 5.4%
Energy Equipment & Services - 1.6%
Atlas Energy Solutions Inc (b)	116,492	1,934,932
Bristow Group Inc	37,052	1,530,989
Core Laboratories Inc	65,176	759,300
Expro Group Holdings NV (c)	117,292	1,732,403
Forum Energy Technologies Inc (c)	8,671	435,544
Helix Energy Solutions Group Inc (c)	148,528	1,298,135
Helmerich & Payne Inc	94,475	3,093,112
HMH Holding Inc Class A (c)	14,249	267,026
Innovex International Inc (c)	53,929	1,337,439
Liberty Energy Inc Class A	21,172	554,495
Nabors Industries Ltd (c)	20,147	1,692,549
Natural Gas Services Group Inc	2,528	109,057
Noble Corp PLC	12,499	466,213
Oceaneering International Inc (c)	12,160	492,723
Oil States International Inc (c)	79,623	637,780
Patterson-UTI Energy Inc	494,759	4,541,888
ProFrac Holding Corp Class A (c)	40,297	234,126
Ranger Energy Services Inc Class A	26,742	428,139
RPC Inc	144,060	839,870
SEACOR Marine Holdings Inc (c)	30,710	234,932
Smart Sand Inc	39,437	197,579
Transocean Ltd (b)(c)	1,386,964	6,782,254
Valaris Ltd (c)	67,066	4,868,992
		34,469,477
Oil, Gas & Consumable Fuels - 3.8%
Aemetis Inc (c)	74,037	121,421
American Resources Corp (c)	124,294	267,232
Amplify Energy Corp (c)	49,176	195,720
California Resources Corp	103,154	5,453,752
Calumet Inc (c)	24,221	872,440
Centrus Energy Corp Class A (b)(c)	4,674	784,624
Clean Energy Fuels Corp (c)	224,989	461,227
CNX Resources Corp (c)	193,527	6,566,371
Comstock Inc (b)(c)	103,236	429,462
Comstock Resources Inc (b)(c)	90,757	1,354,094
Core Natural Resources Inc	44,376	3,550,968
Crescent Energy Co Class A (b)	365,176	3,586,028
DHT Holdings Inc	46,175	763,273
Diversified Energy Co	101,064	1,400,747
Dorian LPG Ltd	32,679	1,136,576
Encore Energy Corp (United States) (c)	271,928	356,226
Epsilon Energy Ltd	26,303	142,299
Evolution Petroleum Corp	9,181	33,786
Excelerate Energy Inc Class A	31,527	1,197,711
FutureFuel Corp	36,841	166,521
Gevo Inc (c)	266,109	399,164
Granite Ridge Resources Inc	31,633	139,502
Green Plains Inc (c)	97,607	1,501,196
Gulfport Energy Corp (c)	4,775	810,318
HighPeak Energy Inc Class A (b)	31,870	222,771
International Seaways Inc	59,436	4,552,203
Kinetik Holdings Inc Class A	66,379	3,208,761
Lightbridge Corp (c)	37,109	326,188
Murphy Oil Corp	195,049	6,350,795
NACCO Industries Inc Class A	5,743	287,437
Navigator Holdings Ltd	51,445	958,420
New Era Energy & Digital Inc (c)	112,294	716,436
NextDecade Corp (c)	193,396	1,458,206
Nordic American Tankers Ltd	291,997	1,617,663
Northern Oil & Gas Inc	148,834	2,701,337
Par Pacific Holdings Inc (c)	47,712	2,675,689
PBF Energy Inc Class A	138,925	6,323,866
Peabody Energy Corp	174,250	4,028,660
PEDEVCO Corp (c)	1,958	26,355
PrimeEnergy Resources Corp (b)(c)	749	125,001
REX American Resources Corp (c)	4,482	202,362
Riley Exploration Permian Inc	17,500	576,800
Ring Energy Inc (c)	260,365	281,194
SandRidge Energy Inc	45,133	618,322
SM Energy Co	324,079	8,458,463
Summit Midstream Corp Class A (c)	12,054	343,298
Talos Energy Inc (c)	179,508	2,317,448
VAALCO Energy Inc (b)	129,005	655,345
Vitesse Energy Inc (b)	46,563	734,299
W&T Offshore Inc	136,073	428,630
World Kinect Corp	62,043	2,043,696
		83,930,303
TOTAL ENERGY		118,399,780
Financials - 27.4%
Banks - 18.7%
1st Source Corp	25,249	2,059,813
ACNB Corp	14,368	853,172
Amalgamated Financial Corp	22,771	1,045,189
Amerant Bancorp Inc Class A	48,001	1,224,986
Ameris Bancorp	92,363	8,336,684
Ames National Corp	12,395	367,016
Arrow Financial Corp	23,152	949,000
Associated Banc-Corp	204,797	6,301,604
Atlantic Union Bankshares Corp	203,378	8,604,923
Avidbank Holdings Inc (c)	12,239	404,254
Avidia Bancorp Inc	24,902	522,693
Axos Financial Inc (c)	67,863	6,609,178
Banc of California Inc	203,831	4,164,267
BancFirst Corp	28,341	3,149,535
Bank First Corp	12,135	1,800,227
Bank of Hawaii Corp	10,466	852,874
Bank of Marin Bancorp	21,045	582,947
Bank7 Corp	5,709	279,456
BankUnited Inc	99,309	4,811,521
Bankwell Financial Group Inc	7,013	412,014
Banner Corp	47,777	3,174,304
Bar Harbor Bankshares	23,591	890,796
BayCom Corp	14,687	483,202
BCB Bancorp Inc	22,011	235,958
Beacon Financial Corp	95,637	2,912,147
Blue Ridge Bankshares Inc	87,172	307,717
Bridgewater Bancshares Inc (c)	13,322	280,295
Burke & Herbert Financial Services Corp	21,734	1,561,805
Business First Bancshares Inc	44,927	1,380,607
BV Financial Inc (c)	8,736	185,028
Byline Bancorp Inc	43,057	1,621,527
C&F Financial Corp	4,246	339,680
California BanCorp	35,713	744,259
Camden National Corp	24,416	1,323,836
Capital Bancorp Inc	15,448	542,534
Capital City Bank Group Inc	19,531	965,222
Capitol Federal Financial Inc	175,332	1,492,075
Carter Bankshares Inc	25,274	859,569
Cathay General Bancorp	92,332	5,723,661
CB Financial Services Inc	6,625	251,088
Central Pacific Financial Corp	37,505	1,432,691
CF Bankshares Inc Class A	6,923	226,867
Chain Bridge Bancorp Inc Class A (c)	3,498	147,091
Chemung Financial Corp	5,178	386,175
ChoiceOne Financial Services Inc	20,406	693,804
Citizens & Northern Corp	25,258	588,764
Citizens Community Bancorp Inc/WI	12,373	289,404
Citizens Financial Services Inc	6,095	441,522
City Holding Co	6,048	802,207
Civista Bancshares Inc	29,246	825,322
CNB Financial Corp/PA	42,198	1,422,495
CoastalSouth Bancshares Inc	10,670	286,490
Colony Bankcorp Inc	28,627	575,116
Columbia Financial Inc (b)(c)	33,855	718,403
Commercial Bancgroup Inc	11,772	380,118
Community Bancorp/VT	6,008	234,913
Community Financial System Inc	57,539	3,862,018
Community Trust Bancorp Inc	23,202	1,678,897
Community West Bancshares	27,147	729,168
Connectone Bancorp Inc	51,032	1,706,510
Customers Bancorp Inc (c)	40,647	3,215,178
CVB Financial Corp	240,647	5,426,590
Dime Commercial Bancshares Inc	47,414	1,927,379
Eagle Bancorp Inc	39,946	1,134,067
Eagle Bancorp Montana Inc	10,578	253,132
Eagle Financial Services Inc	6,658	276,041
Eastern Bankshares Inc	309,121	6,874,851
ECB Bancorp Inc/MD (c)	9,464	190,037
Enterprise Financial Services Corp	51,893	3,418,711
Equity Bancshares Inc Class A	19,809	970,443
Farmers & Merchants Bancorp Inc/Archbold OH	19,277	589,491
Farmers National Banc Corp	84,539	1,234,269
FB Bancorp Inc (c)	20,700	311,742
FB Financial Corp	62,440	3,456,054
Fidelity D&D Bancorp Inc	6,779	348,576
Financial Institutions Inc	27,860	1,085,704
Finwise Bancorp (c)	4,158	60,290
First Bancorp Inc/The	15,785	549,634
First Bancorp/Southern Pines NC	57,536	3,678,276
First Bank/Hamilton NJ	30,611	542,733
First Busey Corp	116,031	3,422,915
First Business Financial Services Inc	10,654	673,013
First Capital Inc	4,682	302,644
First Commonwealth Financial Corp	144,331	2,934,249
First Community Bankshares Inc	23,215	1,031,210
First Community Corp/SC	11,841	386,964
First Financial Bancorp	149,868	5,070,034
First Financial Bankshares Inc	100,256	3,468,858
First Financial Corp	16,327	1,264,363
First Guaranty Bancshares Inc (b)	8,278	83,358
First Internet Bancorp	10,716	297,905
First Interstate BancSystem Inc Class A (b)	130,229	5,021,630
First Merchants Corp	89,840	3,925,110
First Mid Bancshares Inc	34,767	1,671,945
First National Corp/VA	10,920	327,818
First Northern Community Bancorp	20,274	363,716
First United Corp	8,462	373,259
First Western Financial Inc (c)	11,790	378,577
Firstsun Capital Bancorp (c)	35,075	1,360,209
Five Star Bancorp	6,407	311,957
Flagstar Financial Inc	434,876	6,497,047
Franklin Financial Services Corp	6,095	381,547
FS Bancorp Inc	9,237	400,886
Fulton Financial Corp	275,968	6,675,666
FVCBankcorp Inc	20,565	359,888
German American Bancorp Inc	52,851	2,508,308
Glacier Bancorp Inc	146,842	7,574,110
Great Southern Bancorp Inc	11,192	877,565
Greene County Bancorp Inc	8,780	294,920
Hancock Whitney Corp	116,315	8,691,057
Hanmi Financial Corp	42,926	1,390,802
Hanover Bancorp Inc	5,724	133,484
Hawthorn Bancshares Inc	8,194	322,024
HBT Financial Inc (b)	22,856	731,163
Heritage Financial Corp Wash	59,520	1,762,982
Hilltop Holdings Inc	56,854	2,204,798
Hingham Institution For Savings The (b)	2,097	644,094
Home Bancorp Inc	9,828	673,415
Home BancShares Inc/AR	264,414	7,549,020
HomeTrust Bancshares Inc	21,280	1,061,659
Hope Bancorp Inc	178,576	2,442,920
Horizon Bancorp Inc/IN	73,114	1,460,818
Independent Bank Corp	68,902	5,768,475
Independent Bank Corp/MI	28,265	1,019,519
International Bancshares Corp	69,693	5,293,183
Investar Holding Corp	17,271	517,439
Isabella Bank Corp	9,772	385,994
John Marshall Bancorp Inc	17,429	379,952
Kearny Financial Corp/MD	84,947	803,599
Lakeland Financial Corp	13,815	852,662
Landmark Bancorp Inc/Manhattan KS	7,627	234,225
LCNB Corp	20,403	358,889
Live Oak Bancshares Inc	26,520	1,083,077
MainStreet Bancshares Inc	8,816	217,667
Mechanics Bancorp Class A	58,617	932,010
Mercantile Bank Corp	24,561	1,410,293
Meridian Corp	13,728	274,972
Metrocity Bankshares Inc	11,349	407,316
Metropolitan Bank Holding Corp	11,723	1,157,763
Mid Penn Bancorp Inc	30,342	1,057,115
Midland States Bancorp Inc	27,734	863,637
MVB Financial Corp	16,711	484,786
National Bank Holdings Corp Class A	61,543	2,734,355
National Bankshares Inc VA	9,131	331,729
NB Bancorp Inc	56,487	1,193,570
Nbt Bancorp Inc	73,178	3,612,798
Nicolet Bankshares Inc (b)	19,390	3,206,912
Northeast Bank	3,631	481,216
Northeast Community Bancorp Inc	17,658	489,833
Northfield Bancorp Inc	46,116	679,289
Northpointe Bancshares Inc	28,635	549,219
Northrim BanCorp Inc	28,948	803,018
Northwest Bancshares Inc	211,894	3,212,313
Norwood Financial Corp	14,723	473,344
Oak Valley Bancorp	9,803	330,802
OceanFirst Financial Corp	96,269	1,880,134
Ohio Valley Banc Corp	5,221	226,748
Old National Bancorp/IN	433,920	11,238,528
Old Second Bancorp Inc	65,459	1,526,504
OP Bancorp	16,098	241,309
Orange County Bancorp Inc	12,116	445,626
Origin Bancorp Inc	40,158	2,054,082
Orrstown Financial Services Inc	26,981	1,101,634
Park National Corp	23,878	4,369,435
Parke Bancorp Inc	13,969	463,212
Pathward Financial Inc	8,457	736,266
PCB Bancorp	13,474	382,257
Peapack-Gladstone Financial Corp	12,124	573,829
Peoples Bancorp Inc/OH	51,010	1,959,294
Peoples Bancorp of North Carolina Inc	6,210	267,589
Peoples Financial Services Corp	12,181	808,453
Pioneer Bancorp Inc/NY (c)	14,199	242,377
Plumas Bancorp	9,114	532,622
Ponce Financial Group Inc (c)	26,438	527,174
Preferred Bank/Los Angeles CA	16,123	1,713,230
Primis Financial Corp	18,737	306,725
Princeton Bancorp Inc	6,481	245,954
Provident Financial Services Inc	183,489	4,337,680
QCR Holdings Inc	23,275	2,265,821
RBB Bancorp	22,916	628,242
Red River Bancshares Inc	7,160	653,565
Renasant Corp	132,931	5,654,885
Republic Bancorp Inc/KY Class A	11,949	1,080,548
Rhinebeck Bancorp Inc (b)(c)	6,239	107,996
Richmond Mutual BanCorp Inc	11,004	174,744
S&T Bancorp Inc	52,460	2,574,737
Seacoast Banking Corp of Florida	138,494	4,604,926
ServisFirst Bancshares Inc	4,146	359,666
Shore Bancshares Inc	43,736	1,003,741
Sierra Bancorp	16,758	683,056
Simmons First National Corp Class A	207,400	4,697,610
SmartFinancial Inc	17,547	823,305
South Plains Financial Inc	21,649	932,747
Southern Financial Capital Trust III (c)	12,637	772,121
Southern Missouri Bancorp Inc	12,270	935,097
Southside Bancshares Inc	35,278	1,241,433
SR Bancorp Inc	8,965	176,431
Stock Yards Bancorp Inc	30,692	2,347,017
Texas Capital Bancshares Inc	52,868	5,459,150
Third Coast Bancshares Inc (c)	21,465	867,186
Timberland Bancorp Inc/WA	10,517	471,267
Tompkins Financial Corp	19,717	1,863,651
Towne Bank/Portsmouth VA	124,405	4,508,437
TriCo Bancshares	42,533	2,290,402
Triumph Financial Inc (c)	16,144	1,231,949
TrustCo Bank Corp NY	24,802	1,361,878
Trustmark Corp	78,935	3,631,799
UMB Financial Corp	95,136	13,581,615
United Bankshares Inc/WV	196,742	9,016,686
United Community Bank/SC	172,182	6,041,866
Unity Bancorp Inc	4,829	283,414
Univest Financial Corp	39,733	1,738,319
USCB Financial Holdings Inc	10,487	214,564
Valley National Bancorp	508,423	7,448,397
Virginia National Bankshares Corp	6,863	304,580
WaFd Inc	104,612	4,013,962
Washington Trust Bancorp Inc	28,048	1,023,191
WesBanco Inc	136,337	5,321,233
West BanCorp Inc	19,011	504,362
Westamerica BanCorp	33,595	1,971,019
Western New England Bancorp Inc	24,793	354,540
WSFS Financial Corp	74,315	5,702,190
		407,590,721
Capital Markets - 0.9%
AlTi Global Inc Class A (b)(c)	45,889	165,659
Artisan Partners Asset Management Inc Class A	37,082	1,280,441
Bakkt Inc Class A (b)(c)	32,137	250,990
BRC Group Holdings Inc (c)	32,435	260,777
Cohen & Steers Inc	2,529	192,558
DigitalBridge Group Inc Class A	249,427	3,935,959
Donnelley Financial Solutions Inc (c)	7,853	329,433
GCM Grosvenor Inc Class A	5,455	67,097
Gemini Space Station Inc Class A	57,317	244,170
Innventure Inc (b)(c)	78,126	396,099
MarketWise Inc Class A	3,391	60,495
Open Lending Corp (c)	98,452	306,186
PJT Partners Inc Class A	15,276	2,305,759
Silvercrest Asset Management Group Inc Class A	9,877	99,856
StepStone Group Inc Class A	103,352	4,274,640
Victory Capital Holdings Inc Class A	41,832	3,516,398
Virtus Invt Partners Inc	9,067	1,301,115
Wealthfront Corp (c)	13,448	120,225
Westwood Holdings Group Inc	10,446	200,145
		19,308,002
Consumer Finance - 1.0%
Bread Financial Holdings Inc	57,481	6,228,067
Consumer Portfolio Services Inc (c)	11,766	112,895
Encore Capital Group Inc (c)	29,666	2,767,541
Green Dot Corp Class A (c)	76,050	1,027,436
Happen Inc (c)	123,960	2,570,930
Jefferson Capital Inc	11,409	222,133
Lendingtree Inc (c)	10,128	448,569
Medallion Financial Corp	24,981	255,056
Navient Corp	90,597	770,980
Nelnet Inc Class A	20,847	2,779,531
Oportun Financial Corp (c)	58,006	331,214
PRA Group Inc (c)	53,370	1,013,496
PROG Holdings Inc	31,085	1,448,872
Regional Management Corp	10,568	435,402
World Acceptance Corp (b)(c)	3,452	772,661
		21,184,783
Financial Services - 2.5%
Acacia Research Corp (c)	47,112	219,542
Alerus Financial Corp	34,145	1,061,910
Burford Capital Ltd (United States)	89,907	368,619
Cannae Holdings Inc	56,161	808,718
Cass Information Systems Inc	1,448	74,311
Compass Diversified Holdings (c)	51,946	553,744
Enact Holdings Inc	38,910	1,778,576
Essent Group Ltd	128,215	8,241,660
Federal Agricultural Mortgage Corp Class C	11,718	2,335,046
Finance of America Cos Inc Class A (b)(c)	5,193	142,911
Flywire Corp (c)	11,653	204,743
HA Sustainable Infrastructure Capital Inc	181,332	7,081,015
Jackson Financial Inc	92,998	9,522,066
loanDepot Inc Class A (c)	157,038	196,298
Merchants Bancorp/IN	23,135	1,156,750
NewtekOne Inc	37,325	552,783
NMI Holdings Inc (c)	107,779	4,428,639
Onity Group Inc (c)	9,743	387,284
Paysafe Ltd (b)(c)	33,794	252,441
PennyMac Financial Services Inc	42,189	3,674,662
Priority Technology Holdings Inc (b)(c)	3,952	26,360
Radian Group Inc	192,159	7,238,630
Repay Holdings Corp Class A (c)	90,851	381,574
Security National Financial Corp Class A	21,816	211,397
Velocity Financial Inc (c)	15,883	293,200
Walker & Dunlop Inc	47,867	2,618,325
Waterstone Financial Inc	21,308	441,715
		54,252,919
Insurance - 2.7%
Abacus Global Management Inc Class A (b)	10,873	116,449
American Coastal Insurance Corp	34,426	382,129
American Integrity Insurance Group Inc	16,967	319,489
Amerisafe Inc	27,013	913,850
Ategrity Specialty Holdings LLC (c)	12,889	309,852
Bowhead Specialty Holdings Inc (c)	25,391	759,953
Citizens Inc/TX Class A (c)	64,245	368,766
CNO Financial Group Inc	131,312	6,694,286
Crawford & Co Class A	3,900	43,952
Donegal Group Inc Class A	24,726	466,332
Employers Holdings Inc	23,759	1,199,354
F&G Annuities & Life Inc	47,741	1,269,433
Genworth Financial Inc Class A (c)	539,624	5,110,239
Goosehead Insurance Inc Class A (c)	29,774	1,444,039
Greenlight Capital Re Ltd Class A (c)	36,221	586,056
HCI Group Inc	15,847	2,777,187
Heritage Insurance Holdings Inc (c)	34,671	904,220
Hippo Holdings Inc (c)	26,420	746,629
Horace Mann Educators Corp	57,101	2,949,267
Investors Title Co	2,024	553,928
James River Group Holdings Inc	52,846	232,522
Kemper Corp	84,306	2,272,890
Kingstone Cos Inc	16,364	311,407
MBIA Inc (c)	62,245	405,837
Mercury General Corp	34,813	3,711,762
Neptune Insurance Holdings Inc Class A	36,811	1,159,547
NI Holdings Inc (c)	8,391	131,823
Octave Specialty Group Inc (c)	57,422	358,313
Safety Insurance Group Inc	21,058	1,576,402
Selective Insurance Group Inc	85,518	8,296,101
SiriusPoint Ltd (c)	148,925	3,574,200
Skyward Specialty Insurance Group Inc (c)	20,405	1,190,632
Slide Insurance Holdings Inc (c)	93,081	1,802,979
Stewart Information Services Corp	43,218	2,853,252
Tiptree Inc Class A	32,667	585,393
United Fire Group Inc	30,575	1,603,353
Universal Insurance Holdings Inc	35,897	1,484,700
		59,466,523
Mortgage Real Estate Investment Trusts (REITs) - 1.6%
ACRES Commercial Realty Corp (c)	8,102	144,134
Adamas Trust Inc	121,749	1,142,006
Angel Oak Mortgage REIT Inc	13,428	121,925
Apollo Commercial Real Estate Finance Inc	189,923	2,028,378
Arbor Realty Trust Inc (b)	272,754	1,478,327
Ares Commercial Real Estate Corp	78,342	352,539
ARMOUR Residential REIT Inc	179,273	3,128,314
Blackstone Mortgage Trust Inc Class A	227,938	3,863,549
Brightspire Capital Inc Class A	178,397	972,264
Chimera Investment Corp	120,021	1,601,080
Claros Mortgage Trust Inc (c)	131,835	309,812
Dynex Capital Inc	307,172	4,027,025
Ellington Financial Inc	173,382	2,359,729
Franklin BSP Realty Trust Inc	111,972	911,452
Invesco Mortgage Capital Inc (b)	129,989	1,026,913
Kkr Real Estate Finance Trust Inc	77,807	532,200
Ladder Capital Corp Class A	161,747	1,609,383
MFA Financial Inc	113,366	1,098,517
Nexpoint Real Estate Finance Inc	10,984	170,251
Orchid Island Capital Inc	289,967	2,021,070
Pennymac Mortgage Investment Trust	110,463	1,246,023
Ready Capital Corp	205,813	360,173
Redwood Trust Inc	178,334	845,303
Seven Hills Realty Trust	32,212	271,547
TPG Mortgage Investment Trust Inc	42,130	333,670
TPG RE Finance Trust Inc	102,481	857,766
Two Harbors Investment Corp	150,349	1,865,831
		34,679,181
TOTAL FINANCIALS		596,482,129
Health Care - 10.8%
Biotechnology - 4.8%
4D Molecular Therapeutics Inc (b)(c)	64,016	851,413
Abeona Therapeutics Inc (b)(c)	60,909	376,418
Absci Corp (c)	32,154	372,665
Acumen Pharmaceuticals Inc (c)	65,832	175,771
Agenus Inc (c)	47,606	145,674
Agios Pharmaceuticals Inc (c)	78,396	2,909,276
Akebia Therapeutics Inc (c)	38,893	44,338
Aktis Oncology Inc (b)	9,241	297,837
Alector Inc (c)	15,909	31,977
Alkermes PLC (c)	47,545	2,491,120
Allogene Therapeutics Inc (c)	372,025	773,812
Altimmune Inc (b)(c)	277,849	844,661
Anavex Life Sciences Corp (c)	107,650	278,814
Anika Therapeutics Inc (c)	15,789	230,993
Arcturus Therapeutics Holdings Inc (b)(c)	37,492	251,946
Arcus Biosciences Inc (c)	26,884	828,834
Assembly Biosciences Inc (c)	13,750	377,850
Atrium Therapeutics Inc	5,870	78,952
Aura Biosciences Inc (c)	4,128	29,309
Avalo Therapeutics Inc (c)	28,871	533,536
Beam Therapeutics Inc (c)	14,475	496,782
Bicara Therapeutics Inc (c)	7,896	234,432
Black Diamond Therapeutics Inc (c)	65,660	121,471
C4 Therapeutics Inc (c)	141,737	661,912
Cabaletta Bio Inc (c)	77,990	242,549
Candel Therapeutics Inc (c)	5,834	60,090
Canton Strategic Holdings Inc (c)	62,344	175,810
Caribou Biosciences Inc (c)	127,774	224,882
Cartesian Therapeutics Inc (b)(c)	16,271	169,544
Cartesian Therapeutics Inc rights (c)(d)	65,209	18,910
Celldex Therapeutics Inc (b)(c)	20,799	773,931
Century Therapeutics Inc (c)	172,406	422,395
Chinook Therapeutics Inc rights (c)(d)	488	0
Climb Bio Inc (c)	27,692	361,104
Coherus Oncology Inc (c)	117,771	164,879
Compass Therapeutics Inc (b)(c)	183,040	400,858
Corbus Pharmaceuticals Holdings Inc (c)	23,002	215,759
Cullinan Therapeutics Inc (c)	85,302	1,553,349
Cytokinetics Inc (c)	165,634	14,110,360
CytomX Therapeutics Inc (c)	113,062	423,983
Damora Therapeutics Inc (c)	23,261	605,019
Denali Therapeutics Inc (c)	196,246	5,047,447
Dyne Therapeutics Inc (c)	125,263	2,782,091
Editas Medicine Inc (c)	14,985	48,551
Eikon Therapeutics Inc (c)	9,499	123,962
Emergent BioSolutions Inc (b)(c)	72,641	608,732
Enanta Pharmaceuticals Inc (c)	20,197	294,472
Entrada Therapeutics Inc (c)	40,997	301,738
First Tracks Biotherapeutics Inc	9,737	195,908
Galectin Therapeutics Inc (c)	20,343	94,392
Generate Biomedicines Inc	10,571	178,333
GRAIL Inc (b)(c)	58,088	3,965,668
Gyre Therapeutics Inc (c)	7,911	52,133
Heron Therapeutics Inc (b)(c)	28,685	12,242
Hyperliquid Strategies Inc	176,981	1,392,840
Ideaya Biosciences Inc (c)	106,451	3,967,429
Immuneering Corp (c)	74,981	374,155
Inhibikase Therapeutics Inc (b)(c)	169,113	343,299
Inhibrx Biosciences Inc (c)	2,320	219,820
Intellia Therapeutics Inc (b)(c)	190,159	3,217,490
Invivyd Inc (c)	293,128	255,725
Iovance Biotherapeutics Inc (b)(c)	559,603	2,327,948
Ironwood Pharmaceuticals Inc Class A (c)	13,218	55,648
Janux Therapeutics Inc (c)	60,191	924,534
Kailera Therapeutics Inc (c)	19,969	439,917
Karyopharm Therapeutics Inc (c)	23,571	230,289
Keros Therapeutics Inc (c)	25,698	274,969
Korro Bio Inc (c)	12,814	168,889
Kymera Therapeutics Inc (c)	15,367	1,762,134
Kyverna Therapeutics Inc (c)	53,721	478,654
Lexeo Therapeutics Inc (c)	99,119	461,399
Lyell Immunopharma Inc (c)	13,316	187,090
MacroGenics Inc (c)	11,251	51,980
MapLight Therapeutics Inc	1,787	64,046
MeiraGTx Holdings plc (b)(c)	17,315	233,926
MiMedx Group Inc (c)	167,881	646,342
Minerva Neurosciences Inc (c)	14,657	81,346
Monopar Therapeutics Inc (c)	4,745	439,340
Myriad Genetics Inc (c)	128,945	736,276
Neurogene Inc (b)(c)	15,827	497,759
Nkarta Inc (c)	62,804	177,735
Novavax Inc (b)(c)	214,823	2,023,633
Nurix Therapeutics Inc (c)	30,703	744,855
Ocugen Inc (c)	146,896	224,751
Olema Pharmaceuticals Inc (c)	91,161	1,140,424
OmniAb Operations Inc $12.5 earnout shares (c)(d)	3,625	1,377
OmniAb Operations Inc $15 earnout shares (c)(d)	3,625	941
OnKure Therapeutics Inc Class A (c)	36,563	166,727
Organogenesis Holdings Inc Class A (c)	96,521	234,546
ORIC Pharmaceuticals Inc (c)	72,653	786,832
Ovid therapeutics Inc (b)(c)	189,048	508,539
Palisade Bio Inc (c)	169,895	355,081
Perspective Therapeutics Inc (b)(c)	144,625	493,171
Precision BioSciences Inc (c)	33,566	263,829
Prime Medicine Inc (b)(c)	17,416	64,265
ProKidney Corp Class A (c)	32,471	66,241
Protara Therapeutics Inc (c)	73,022	278,944
PTC Therapeutics Inc (c)	16,910	1,379,349
Puma Biotechnology Inc (c)	51,783	419,960
Recursion Pharmaceuticals Inc Class A (c)	655,875	2,407,061
REGENXBIO Inc (b)(c)	11,222	134,440
Relay Therapeutics Inc (c)	48,147	900,830
Replimune Group Inc (c)	111,350	1,232,645
Rezolute Inc (c)	94,975	493,870
Rigel Pharmaceuticals Inc (c)	25,741	1,006,988
Rocket Pharmaceuticals Inc (c)	126,201	431,607
SAB Biotherapeutics Inc (c)	60,739	236,882
Sagimet Biosciences Inc Class A (c)	17,984	139,016
Sarepta Therapeutics Inc (c)	136,254	2,448,484
Scholar Rock Holding Corp (c)	9,069	498,795
Shattuck Labs Inc (c)	11,223	77,888
Solid Biosciences Inc (c)	56,788	567,312
Spruce Biosciences Inc (c)	2,837	153,198
Sutro Biopharma Inc (c)	18,817	624,724
Tectonic Therapeutic Inc (b)(c)	11,802	405,694
Tenax Therapeutics Inc (c)	35,209	512,291
Tonix Pharmaceuticals Holding Corp (b)(c)	20,358	259,768
Ultragenyx Pharmaceutical Inc (c)	74,616	2,491,428
Unicycive Therapeutics Inc (c)	4,479	21,006
Upstream Bio Inc (c)	49,342	341,447
UroGen Pharma Ltd (c)	8,068	296,902
Vanda Pharmaceuticals Inc (c)	75,150	459,918
Vaxcyte Inc (c)	60,129	3,495,299
Veracyte Inc (c)	25,321	1,487,102
Vir Biotechnology Inc (c)	173,720	1,770,207
Viridian Therapeutics Inc (c)	113,734	2,089,294
Vor BioPharma Inc (c)	17,822	328,103
Voyager Therapeutics Inc (c)	72,981	255,434
Whitehawk Therapeutics Inc (c)	45,075	206,444
X4 Pharmaceuticals Inc (c)	112,837	526,949
Xencor Inc (c)	98,344	1,583,338
XOMA Royalty Corp (c)	3,064	130,220
Zentalis Pharmaceuticals Inc (c)	70,029	339,641
		104,587,553
Health Care Equipment & Supplies - 2.1%
Acme United Corp	4,769	227,577
AngioDynamics Inc (c)	39,911	519,242
Anteris Technologies Global Corp (c)	114,370	1,126,545
Avanos Medical Inc (c)	63,960	1,591,325
Beta Bionics Inc (b)(c)	56,936	892,187
Carlsmed Inc (b)(c)	6,428	66,723
CONMED Corp	43,191	1,413,641
Delcath Systems Inc (c)	34,175	430,263
DENTSPLY SIRONA Inc (b)	288,705	3,063,160
Embecta Corp (b)	87,811	286,264
Enovis Corp (c)	81,963	1,696,634
Haemonetics Corp (c)	3,677	275,775
ICU Medical Inc (c)	34,689	5,085,407
Inogen Inc (c)	34,352	221,570
Inspire Medical Systems Inc (c)	5,471	244,061
Integer Holdings Corp (c)	48,042	4,489,525
Integra LifeSciences Holdings Corp (c)	96,326	1,730,015
LivaNova PLC (c)	62,300	5,122,930
Merit Medical Systems Inc (c)	75,939	5,265,611
MiniMed Group Inc	40,212	601,169
Neogen Corp (c)	311,418	2,799,648
Novocure Ltd (c)	10,626	160,984
Omnicell Inc (c)	64,202	2,665,667
OraSure Technologies Inc (c)	91,514	408,152
Orthofix Medical Inc (c)	55,939	511,282
OrthoPediatrics Corp (c)	18,318	350,423
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	1,203	11,243
QuidelOrtho Corp (c)	96,985	1,698,692
RxSight Inc (c)	55,575	267,872
Shoulder Innovations Inc	13,889	281,669
STAAR Surgical Co (b)(c)	5,119	146,864
Strive Inc Class A (b)(c)	88,973	970,695
Tactile Systems Technology Inc (c)	5,215	155,303
Utah Medical Products Inc	4,249	293,096
Varex Imaging Corp (c)	58,883	614,150
		45,685,364
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (c)	130,801	3,862,554
Accendra Health Inc (c)	100,701	344,397
AdaptHealth Corp (c)	144,519	1,505,888
Addus HomeCare Corp (c)	26,191	2,631,410
AirSculpt Technologies Inc (b)(c)	3,265	14,692
AMN Healthcare Services Inc (c)	55,401	1,793,330
Ardent Health Inc (c)	33,050	325,212
Aveanna Healthcare Holdings Inc (c)	20,709	177,476
Brookdale Senior Living Inc (c)	336,462	5,413,674
Castle Biosciences Inc (c)	41,892	999,124
Community Health Systems Inc (c)	181,643	606,688
Cross Country Healthcare Inc (c)	42,373	559,747
Fulgent Genetics Inc (c)	27,248	559,129
Lumexa Imaging Holdings Inc (b)	26,674	300,883
National HealthCare Corp	12,889	2,724,219
NeoGenomics Inc (c)	168,514	2,458,619
Oncology Institute Inc/The (c)	25,218	136,934
OPKO Health Inc (c)	557,041	835,562
Option Care Health Inc (c)	41,393	868,011
Pediatrix Medical Group Inc (c)	117,096	2,966,042
SBC Medical Group Holdings Inc (c)	27,643	85,140
Select Medical Holdings Corp	142,832	2,358,156
Sonida Senior Living Inc (c)	40,367	1,646,974
Strata Critical Medical Inc (b)(c)	95,811	504,924
Surgery Partners Inc (c)	112,430	1,888,824
US Physical Therapy Inc	7,231	496,625
		36,064,234
Health Care Technology - 0.3%
Certara Inc (c)	162,500	1,064,375
Claritev Corp Class A (c)	10,258	349,900
Evolent Health Inc Class A (c)	103,197	559,328
HealthStream Inc	33,111	902,275
LifeMD Inc (b)(c)	14,002	57,828
Phreesia Inc (c)	11,740	120,805
Simulations Plus Inc (c)	7,128	130,514
Teladoc Health Inc (c)	256,440	2,174,611
TruBridge Inc (c)	14,877	389,926
Waystar Holding Corp (c)	157,319	3,229,759
		8,979,321
Life Sciences Tools & Services - 0.5%
Alamar Biosciences Inc	5,677	153,790
Alpha Teknova Inc (c)	13,847	78,651
Azenta Inc (c)	59,469	1,517,649
BioLife Solutions Inc (c)	48,796	1,377,999
Codexis Inc (c)	17,822	40,278
CryoPort Inc (c)	69,182	1,086,157
Cytek Biosciences Inc (c)	169,715	751,837
Fortrea Holdings Inc (c)	135,887	2,364,435
Ginkgo Bioworks Holdings Inc Class A (b)(c)	66,727	661,265
Lifecore Biomedical Inc (c)	36,737	192,869
Maravai LifeSciences Holdings Inc Class A (c)	157,647	983,717
Nautilus Biotechnology Inc Class A (c)	62,775	117,389
OmniAb Inc (c)	153,259	377,017
Pacific Biosciences of California Inc (c)	26,868	45,138
Personalis Inc (b)(c)	95,077	1,274,032
Quanterix Corp (c)	59,666	257,757
		11,279,980
Pharmaceuticals - 1.4%
Aclaris Therapeutics Inc (c)	23,216	122,813
Amneal Intermediate Inc Class A (c)	179,183	3,101,658
Amphastar Pharmaceuticals Inc (c)	45,225	912,641
AN2 Therapeutics Inc (c)	32,907	159,270
Aquestive Therapeutics Inc (b)(c)	94,512	393,170
Arvinas Inc (c)	75,063	623,774
AtaiBeckley Inc (c)	51,678	272,343
Atea Pharmaceuticals Inc (c)	98,939	460,066
Avalyn Pharma Inc	7,389	243,246
BioAge Labs Inc (c)	44,408	1,088,440
Contineum Therapeutics Inc Class A (c)	37,643	616,969
CorMedix Inc (c)	104,378	819,367
Esperion Therapeutics Inc (c)	222,281	702,408
EyePoint Inc (b)(c)	18,016	257,629
Fulcrum Therapeutics Inc (c)	82,995	303,762
Indivior Pharmaceuticals Inc	18,875	774,441
Innoviva Inc (c)	106,255	2,413,051
LB Pharmaceuticals Inc	16,543	536,903
LENZ Therapeutics Inc (c)	28,983	164,623
Maze Therapeutics Inc (c)	8,289	247,344
Nektar Therapeutics (c)	5,001	349,120
Novartis AG rights (c)(d)	31,059	0
Ocular Therapeutix Inc (c)	50,179	492,758
Omeros Corp (b)(c)	63,157	600,623
Pacira BioSciences Inc (c)	51,493	1,306,377
Perrigo Co PLC (b)	199,993	2,077,927
Phathom Pharmaceuticals Inc (c)	48,699	528,384
Prestige Consumer Healthcare Inc (c)	67,405	3,186,234
Rapport Therapeutics Inc (c)	2,886	120,260
Septerna Inc (c)	10,320	345,617
SIGA Technologies Inc	59,491	216,547
SpyGlass Pharma Inc (b)(c)	4,851	107,983
Supernus Pharmaceuticals Inc (c)	72,700	3,381,277
Supernus Pharmaceuticals Inc rights (c)(d)	332	0
Theravance Biopharma Inc (c)	8,563	145,571
Third Harmonic Bio Inc (c)(d)	28,845	0
VeraDermics Inc	9,489	1,166,578
WaVe Life Sciences Ltd (c)	179,710	1,044,115
Zevra Therapeutics Inc (c)	56,299	807,328
		30,090,617
TOTAL HEALTH CARE		236,687,069
Industrials - 12.4%
Aerospace & Defense - 0.9%
AerSale Corp (c)	51,378	324,709
Aevex Corp Class A	2,655	55,463
AIRO Group Holdings Inc (b)(c)	31,401	232,053
Archer Aviation Inc Class A (c)	740,917	3,504,537
Astronics Corp Class B	240	18,240
Beta Technologies Inc Class A (b)(c)	33,761	565,497
Ducommun Inc (c)	1,429	264,665
National Presto Industries Inc	5,077	634,574
Redwire Corp Class A (c)	113,991	1,394,110
Swarmer Inc	527	23,351
V2X Inc (c)	38,197	2,847,968
Virgin Galactic Holdings Inc Class A (c)	134,994	390,133
VSE Corp	37,462	8,560,068
		18,815,368
Air Freight & Logistics - 0.1%
Hub Group Inc Class A	85,085	3,725,872
Radiant Logistics Inc (c)	51,055	482,980
		4,208,852
Building Products - 1.1%
Apogee Enterprises Inc	29,809	1,363,464
Gibraltar Industries Inc (c)	42,625	1,922,388
Griffon Corp	13,751	1,341,135
Insteel Industries Inc	26,565	802,263
Janus International Group Inc (c)	186,329	1,034,126
Masterbrand Inc (c)	285,803	2,940,913
Quanex Building Products Corp	65,805	1,225,289
Resideo Technologies Inc (c)	159,511	4,960,792
Tecnoglass Inc	4,092	191,546
UFP Industries Inc	80,397	7,295,224
		23,077,140
Commercial Services & Supplies - 2.1%
ABM Industries Inc	82,773	3,661,878
ACCO Brands Corp	134,540	559,686
ACV Auctions Inc Class A (c)	84,356	606,520
BrightView Holdings Inc (c)	99,671	1,412,338
Civeo Corp (c)	14,159	495,565
CompX International Inc Class A	2,333	58,091
CoreCivic Inc (c)	137,919	4,189,979
Deluxe Corp	63,452	1,515,234
Ennis Inc	35,301	750,146
Enviri Corp	36,609	803,568
GEO Group Inc/The (c)	179,813	5,313,474
Healthcare Services Group Inc (c)	48,454	1,190,030
HNI Corp	101,684	4,109,050
Interface Inc	72,674	2,604,636
Millerknoll Inc	97,268	1,990,103
NLI Holdings Inc	12,710	75,625
Onterris Inc (c)	47,871	967,473
OPENLANE Inc (c)	90,559	3,734,653
Perma-Fix Environmental Services Inc (b)(c)	3,426	48,957
Pitney Bowes Inc	204,892	3,589,708
Quad/Graphics Inc Class A	10,464	88,212
UniFirst Corp/MA	20,725	5,480,934
Vestis Corp (c)	130,703	1,897,808
		45,143,668
Construction & Engineering - 0.8%
Ameresco Inc Class A (b)(c)	46,312	1,278,211
Arcosa Inc	48,555	7,054,556
Concrete Pumping Holdings Inc (c)	28,957	348,932
Fluor Corp (c)	140,269	7,348,693
Granite Construction Inc	6,470	1,022,778
INNOVATE Corp (c)	792	14,787
Matrix Service Co (c)	28,781	394,300
NWPX Infrastructure Inc (c)	1,794	268,992
Shimmick Corp (c)	827	3,779
		17,735,028
Electrical Equipment - 0.8%
Array Technologies Inc (b)(c)	168,174	1,246,169
Atkore Inc	48,150	3,661,326
Babcock & Wilcox Enterprises Inc (c)	178,341	2,514,608
EnerSys	3,435	803,172
FuelCell Energy Inc (c)	76,290	2,747,203
GrafTech International Ltd (c)	7,352	43,450
Hyliion Holdings Corp Class A (c)	178,708	931,069
LSI Industries Inc	8,725	231,911
NANO Nuclear Energy Inc (b)(c)	61,450	1,299,053
Net Power Inc Class A (c)	58,950	98,447
Power Solutions International Inc (c)	753	29,284
SES AI Corp Class A (c)	317,980	305,324
Shoals Technologies Group Inc (c)	15,298	151,450
Sunrun Inc (c)	328,314	4,392,841
		18,455,307
Ground Transportation - 0.7%
ArcBest Corp	11,832	1,698,365
Covenant Logistics Group Inc Class A	2,932	129,536
Heartland Express Inc	54,377	827,618
Hertz Global Holdings Inc (b)(c)	169,341	383,557
Marten Transport Ltd	83,819	1,454,260
PAMT CORP (c)	6,962	97,538
Proficient Auto Logistics Inc (c)	34,521	235,088
RXO Inc (c)	223,173	6,157,343
Universal Logistics Holdings Inc	10,158	150,338
Werner Enterprises Inc	71,910	3,135,995
		14,269,638
Machinery - 2.7%
3D Systems Corp (b)(c)	203,413	614,307
AirJoule Technologies Corp Class A (b)(c)	45,640	252,846
Alamo Group Inc	14,877	2,447,118
Albany International Corp Class A	27,355	2,037,948
Astec Industries Inc	29,544	1,807,797
Atmus Filtration Technologies Inc	8,091	412,560
Columbus McKinnon Corp/NY	40,119	607,000
Commercial Vehicle Group Inc (c)	43,644	201,635
Douglas Dynamics Inc	3,406	183,754
Energy Recovery Inc (c)	9,151	82,542
Enpro Inc	1,889	712,021
FreightCar America Inc (c)	1,270	12,370
Gencor Industries Inc (c)	14,573	217,429
Greenbrier Cos Inc/The	43,448	2,129,386
Helios Technologies Inc	41,974	3,746,180
Hillman Solutions Corp (c)	280,107	2,364,103
Hyster-Yale Inc Class A	15,917	558,050
JBT Marel Corp	74,531	10,806,995
Kennametal Inc	55,461	1,943,908
L B Foster Co Class A (c)	13,677	617,790
Lindsay Corp	14,631	1,811,318
Manitowoc Co Inc/The (c)	49,463	687,041
Mayville Engineering Co Inc (c)	20,485	767,368
Microvast Holdings Inc (b)(c)	94,169	110,178
Miller Industries Inc/TN	15,386	786,994
Palladyne AI Corp Class A (b)(c)	35,686	216,971
Park-Ohio Holdings Corp	14,156	544,298
Proto Labs Inc (c)	33,985	2,770,117
Richtech Robotics Inc Class B (b)(c)	263,153	555,253
Tennant CO	25,243	2,209,772
Terex Corp	161,833	11,715,091
Titan International Inc (c)	74,525	574,588
Trinity Industries Inc	54,819	1,895,641
Twin Disc Inc	16,281	377,719
Wabash National Corp	55,972	755,622
Worthington Enterprises Inc	28,721	1,544,041
		59,077,751
Marine Transportation - 0.4%
Genco Shipping & Trading Ltd	46,022	1,140,425
Matson Inc	42,742	8,216,295
Pangaea Logistics Solutions Ltd	50,418	327,717
		9,684,437
Passenger Airlines - 0.6%
Allegiant Travel Co (c)	28,120	3,306,912
flyExclusive Inc Class A (b)(c)	20,023	40,045
JetBlue Airways Corp (b)(c)	479,112	2,745,312
Republic Airways Holdings Inc (c)	19,969	419,549
SkyWest Inc (c)	56,244	5,586,717
Wheels Up Experience Inc Class A (c)	7,664	68,746
		12,167,281
Professional Services - 1.1%
Asure Software Inc (c)	33,741	267,904
Barrett Business Services Inc	2,586	91,855
Cbiz Inc (c)	69,239	2,221,187
Clarivate PLC (c)	489,326	1,056,944
Concentrix Corp	60,459	1,354,584
Conduent Inc (c)	198,629	289,998
First Advantage Corp (b)(c)	29,697	536,031
HireQuest Inc	740	9,293
IBEX Holdings Ltd (c)	4,439	134,812
ICF International Inc	25,741	1,875,489
Kelly Services Inc Class A	41,938	514,999
Korn Ferry	74,167	4,938,039
ManpowerGroup Inc	66,217	2,236,148
Maximus Inc	67,005	3,602,189
Mistras Group Inc (c)	18,023	314,862
TIC Solutions Inc (c)	255,038	2,063,257
TrueBlue Inc (c)	39,982	278,675
Upwork Inc (b)(c)	122,138	1,021,074
Willdan Group Inc (c)	5,447	430,858
		23,238,198
Trading Companies & Distributors - 1.1%
Alta Equipment Group Inc Class A (c)	22,569	146,021
BlueLinx Holdings Inc (c)	10,815	669,232
Boise Cascade Co	51,181	3,973,181
Custom Truck One Source Inc Class A (c)	13,049	154,109
Distribution Solutions Group Inc (c)	561	15,343
DNOW Inc (b)(c)	263,721	3,420,461
EVI Industries Inc	7,586	112,121
GATX Corp	46,669	8,269,281
Herc Holdings Inc	5,195	744,651
Hudson Technologies Inc (c)	52,043	298,727
McGrath RentCorp	30,974	3,748,783
Titan Machinery Inc (c)	29,721	627,708
Transcat Inc (b)(c)	5,793	537,417
Willis Lease Finance Corp	1,819	416,187
		23,133,222
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (c)	1,402	13,795
TOTAL INDUSTRIALS		269,019,685
Information Technology - 7.5%
Communications Equipment - 1.2%
Aviat Networks Inc (c)	16,589	368,276
Clearfield Inc (c)	16,093	640,340
Digi International Inc (c)	6,295	471,810
Inseego Corp (b)(c)	4,081	42,157
KVH Industries Inc (b)(c)	17,373	172,166
Netgear Inc (c)	36,976	863,390
NetScout Systems Inc (c)	100,220	4,364,581
Ribbon Communications Inc (c)	130,539	305,461
Viasat Inc (c)	178,404	16,022,464
Vistance Networks Inc	312,466	3,993,315
		27,243,960
Electronic Equipment, Instruments & Components - 2.0%
908 Devices Inc (b)(c)	40,718	354,247
Benchmark Electronics Inc	27,195	2,683,331
Crane NXT Co	70,676	3,615,784
CTS Corp	10,494	684,104
ePlus Inc	37,287	3,103,397
Forward Industries Inc	86,939	366,883
Insight Enterprises Inc (c)	40,464	4,928,515
Itron Inc (c)	62,650	5,421,105
Kimball Electronics Inc (c)	33,634	861,030
Knowles Corp (c)	7,528	312,261
Methode Electronics Inc	49,217	933,646
Mirion Technologies Inc Class A (c)	44,795	803,174
PC Connection Inc	15,384	1,122,878
Powerfleet Inc NJ (b)(c)	178,625	684,134
Richardson Electronics Ltd/United States	17,556	333,740
Rogers Corp (c)	25,484	4,172,495
ScanSource Inc (c)	30,455	1,586,401
SmartRent Inc Class A (c)	236,370	281,280
Vishay Intertechnology Inc (b)	173,345	9,322,494
Vishay Precision Group Inc (c)	7,680	1,151,309
		42,722,208
IT Services - 0.4%
BigBear.ai Holdings Inc (b)(c)	518,199	1,901,790
DXC Technology Co (c)	242,485	2,145,992
Everforth Inc (c)	57,051	1,019,501
Globant SA (c)	60,823	1,760,218
Grid Dynamics Holdings Inc (c)	92,623	526,099
Hackett Group Inc/The	2,663	28,681
Information Services Group Inc	50,023	205,595
Rackspace Technology Inc (b)(c)	93,904	613,193
Tucows Inc Class A (b)(c)	7,655	103,113
Unisys Corp (c)	90,458	331,076
Whitefiber Inc	15,913	618,220
		9,253,478
Semiconductors & Semiconductor Equipment - 0.7%
Alpha & Omega Semiconductor Ltd (c)	34,841	1,649,025
CEVA Inc (c)	3,508	165,437
Cohu Inc (b)(c)	23,606	1,744,719
Diodes Inc (c)	12,124	1,326,851
GSI Technology Inc (b)(c)	4,950	38,264
inTEST Corp (c)	1,379	25,055
Kopin Corp (b)(c)	107,037	479,526
Photronics Inc (c)	52,952	1,722,529
QuickLogic Corp (c)	8,224	164,233
Rigetti Computing Inc Class A (b)(c)	27,030	522,220
Synaptics Inc (c)	50,161	6,231,501
Wolfspeed Inc (b)	40,600	1,958,950
		16,028,310
Software - 2.9%
8x8 Inc (c)	194,478	332,557
Adeia Inc	14,426	475,048
Alarm.com Holdings Inc (c)	60,578	2,830,204
Arteris Inc (c)	3,871	188,092
Bit Digital Inc (b)(c)	460,055	828,099
Bitdeer Technologies Group Class A (b)(c)	132,687	2,105,743
Blend Labs Inc Class A (c)	38,461	65,768
Box Inc Class A (c)	33,454	887,869
C3.ai Inc Class A (c)	193,845	1,762,051
Cerence Inc (c)	41,532	470,142
Cleanspark Inc (b)(c)	355,865	5,177,836
Consensus Cloud Solutions Inc (c)	8,246	314,585
Core Scientific Inc (b)(c)	57,220	1,464,260
CS Disco Inc (c)	10,114	38,231
Daily Journal Corp (b)(c)	1,348	810,404
Digital Turbine Inc (c)	139,659	1,801,601
Domo Inc Class B (b)(c)	29,400	92,022
Duos Technologies Group Inc (c)	2,450	29,400
eGain Corp (c)	6,329	39,873
EverCommerce Inc (c)	1,793	18,037
Five9 Inc (c)	107,724	2,296,676
Freshworks Inc Class A (c)	196,497	1,988,550
Hut 8 Corp (United States) (c)	68,736	7,935,228
I3 Verticals Inc Class A (b)(c)	30,674	655,197
Keel Infrastructure Corp	615,815	3,534,778
MARA Holdings Inc (b)(c)	544,875	7,568,314
Mitek Systems Inc (c)	4,252	85,593
N-able Inc/US (b)(c)	99,346	364,600
nCino Inc (c)	9,497	155,276
NCR Voyix Corp (b)(c)	198,996	1,625,797
OneSpan Inc	52,975	760,191
PagerDuty Inc (c)	60,087	579,840
PAR Technology Corp (b)(c)	58,689	1,022,362
Porch Group Inc (b)(c)	123,186	1,852,717
Progress Software Corp (c)	37,286	1,252,064
Rapid7 Inc (c)	85,521	692,720
Rimini Street Inc (c)	57,201	243,676
Riot Platforms Inc (c)	169,505	4,641,047
Roadzen Inc (c)	64,333	93,926
Soluna Holdings Inc (c)	146,875	198,281
Sprinklr Inc Class A (c)	132,407	683,220
Sprout Social Inc Class A (c)	21,994	166,055
SPS Commerce Inc (c)	21,072	1,204,686
Teradata Corp (b)(c)	39,767	1,377,927
Thryv Holdings Inc (c)	47,715	187,997
Veritone Inc (c)	60,291	82,599
Via Transportation Inc Class A (b)(c)	56,955	1,033,164
Xperi Inc (c)	63,770	524,827
Yext Inc (c)	91,820	428,799
		62,967,929
Technology Hardware, Storage & Peripherals - 0.3%
Corsair Gaming Inc (b)(c)	66,632	644,331
Eastman Kodak Co (c)	90,242	834,739
Immersion Corp	39,927	270,306
Infleqtion Inc Class A (b)	78,353	1,043,662
Quantum Computing Inc (c)	247,391	2,399,693
Turtle Beach Corp (b)(c)	20,701	257,727
Xerox Holdings Corp	170,741	534,419
		5,984,877
TOTAL INFORMATION TECHNOLOGY		164,200,762
Materials - 3.4%
Chemicals - 2.0%
AdvanSix Inc	37,743	750,331
Alto Ingredients Inc (c)	103,193	588,200
Ashland Inc	65,317	4,303,737
ASP Isotopes Inc (b)(c)	26,137	162,572
Aspen Aerogels Inc (c)	94,901	601,672
Avient Corp	131,488	4,859,796
Balchem Corp	2,479	418,827
Cabot Corp	73,374	6,663,827
Core Molding Technologies Inc (c)	11,719	276,568
Ecovyst Inc (c)	34,628	431,119
Flotek Industries Inc (b)(c)	1,227	28,859
FMC Corp	180,290	2,073,335
HB Fuller Co	78,478	4,574,483
Huntsman Corp	237,162	2,518,660
Innospec Inc	35,441	2,884,543
Intrepid Potash Inc (c)	15,654	513,138
Koppers Holdings Inc	25,503	1,145,085
Kronos Worldwide Inc	31,670	200,471
LSB Industries Inc (c)	83,755	905,392
Mativ Holdings Inc	78,017	590,589
Minerals Technologies Inc	44,072	3,260,006
Quaker Chemical Corp	19,621	3,117,188
Rayonier Advanced Materials Inc (c)	86,795	682,209
Stepan Co	31,061	1,730,719
Tronox Holdings PLC	166,270	1,047,501
Valhi Inc	3,737	54,822
		44,383,649
Containers & Packaging - 0.5%
Ardagh Metal Packaging SA	145,311	688,774
Greif Inc Class A	31,024	2,310,978
Greif Inc Class B	9,620	899,855
Myers Industries Inc	45,894	1,620,517
O-I Glass Inc (c)	218,357	2,102,778
Ranpak Holdings Corp Class A (c)	68,273	499,076
TriMas Corp	38,541	1,735,501
		9,857,479
Metals & Mining - 0.8%
Alpha Metallurgical Resources Inc (c)	10,184	1,679,750
Commercial Metals Co	132,151	8,292,476
Ferroglobe PLC	168,441	535,642
Friedman Industries Inc	9,473	304,841
Gold Resource Corp (c)	15,082	19,003
Ivanhoe Electric Inc / US (c)	19,163	184,156
Metallus Inc (c)	50,997	953,134
NioCorp Developments Ltd (c)	85,061	409,994
Ryerson Holding Corp	63,854	1,571,447
SunCoke Energy Inc	120,706	971,683
Tredegar Corp (c)	38,431	305,911
Warrior Met Coal Inc	9,763	792,365
Worthington Steel Inc	47,057	1,580,174
		17,600,576
Paper & Forest Products - 0.1%
Clearwater Paper Corp (c)	21,710	340,412
Magnera Corp (c)	46,790	549,782
Sylvamo Corp	47,756	1,805,177
		2,695,371
TOTAL MATERIALS		74,537,075
Real Estate - 9.5%
Diversified REITs - 1.0%
AH Realty Trust Inc Class A	113,674	804,812
Alpine Income Property Trust Inc	23,235	482,359
American Assets Trust Inc	72,205	1,782,741
Broadstone Net Lease Inc Class A	275,840	5,701,613
CTO Realty Growth Inc	48,577	1,044,891
Essential Properties Realty Trust Inc	310,872	9,279,530
Gladstone Commercial Corp	60,638	745,847
Global Net Lease Inc	277,502	2,480,868
Modiv Industrial Inc Class C	15,300	266,220
NexPoint Diversified Real Estate Trust	54,658	283,675
		22,872,556
Health Care REITs - 1.6%
CareTrust REIT Inc	319,892	12,907,642
Chiron Real Estate Inc	18,639	699,335
Community Healthcare Trust Inc	42,385	774,798
Diversified Healthcare Trust	314,836	2,927,975
LTC Properties Inc	71,438	2,746,791
National Health Investors Inc	68,780	5,245,163
National Healthcare Properties Inc Class A	63,529	930,700
Sabra Health Care REIT Inc	360,936	7,041,861
Sila Realty Trust Inc	75,274	2,285,319
Strawberry Fields REIT Inc	1,035	14,231
Universal Health Realty Income Trust	2,938	128,861
		35,702,676
Hotel & Resort REITs - 1.0%
Apple Hospitality REIT Inc	312,746	5,257,260
Braemar Hotels & Resorts Inc	85,341	184,337
Chatham Lodging Trust	64,700	855,981
DiamondRock Hospitality Co	108,712	1,324,112
Park Hotels & Resorts Inc	267,726	3,815,096
Pebblebrook Hotel Trust	160,062	3,106,803
RLJ Lodging Trust	179,204	2,123,567
Service Properties Trust	825,466	1,395,038
Summit Hotel Properties Inc	149,012	1,044,574
Sunstone Hotel Investors Inc	99,048	1,134,100
Xenia Hotels & Resorts Inc	113,490	2,310,656
		22,551,524
Industrial REITs - 0.7%
Industrial Logistics Properties Trust	79,552	705,626
LXP Industrial Trust	83,692	4,509,325
One Liberty Properties Inc	27,668	675,652
Terreno Realty Corp	151,023	9,781,760
		15,672,363
Office REITs - 1.3%
Brandywine Realty Trust	247,511	784,610
COPT Defense Properties	163,716	5,957,625
Douglas Emmett Inc	235,895	2,783,561
Easterly Government Properties Inc	65,451	1,631,693
Empire State Realty Trust Inc Class A	206,174	1,115,401
Highwoods Properties Inc	158,487	4,779,968
Hudson Pacific Properties Inc (c)	75,173	1,141,878
JBG SMITH Properties	86,553	1,269,733
NET Lease Office Properties	20,940	233,062
Orion Properties Inc	76,151	220,076
Piedmont Realty Trust Inc Class A1 (c)	180,255	1,649,333
Postal Realty Trust Inc Class A	38,576	950,513
SL Green Realty Corp	102,832	5,323,613
		27,841,066
Real Estate Management & Development - 0.7%
American Realty Investors Inc (c)	1,886	42,000
Compass Inc Class A (c)	149,326	1,841,190
Comstock Holding Cos Inc Class A (c)	3,783	60,490
Cushman & Wakefield Ltd	336,528	4,506,110
Douglas Elliman Inc (c)	103,337	182,906
Forestar Group Inc (c)	27,595	873,382
FRP Holdings Inc (c)	15,947	398,516
Marcus & Millichap Inc	32,361	1,008,692
Newmark Group Inc Class A	210,849	3,185,928
Opendoor Technologies Inc Class A (c)	224,764	1,038,410
RE/MAX Holdings Inc Class A (c)	26,031	256,666
RMR Group Inc/The Class A (b)	23,036	472,929
Seaport Entertainment Group Inc (b)(c)	10,226	272,012
Tejon Ranch Co (c)	29,497	551,594
Transcontinental Realty Investors Inc (c)	1,635	75,194
		14,766,019
Residential REITs - 0.5%
BRT Apartments Corp	16,604	255,203
Centerspace	24,556	1,379,802
Independence Realty Trust Inc	339,228	5,661,715
NexPoint Residential Trust Inc	33,955	948,024
UMH Properties Inc	109,238	1,653,863
		9,898,607
Retail REITs - 2.3%
Acadia Realty Trust	193,366	4,043,283
Curbline Properties Corp	139,963	4,254,875
FrontView REIT Inc	31,379	634,797
Getty Realty Corp	83,458	2,784,159
InvenTrust Properties Corp	111,903	3,961,366
Kite Realty Group Trust	291,751	8,279,893
Macerich Co/The	402,257	10,132,854
NETSTREIT Corp (b)	104,592	2,210,029
Phillips Edison & Co Inc	181,128	7,538,547
Saul Centers Inc	1,602	59,899
SITE Centers Corp	74,301	294,975
Tanger Inc	11,710	462,194
Urban Edge Properties	183,178	4,191,113
Whitestone REIT	65,602	1,243,814
		50,091,798
Specialized REITs - 0.4%
Farmland Partners Inc	59,477	575,737
Four Corners Property Trust Inc	158,879	3,900,480
Gladstone Land Corp	59,693	509,181
Safehold Inc	82,222	1,290,885
Smartstop Self Storage REIT Inc	80,503	2,616,348
		8,892,631
TOTAL REAL ESTATE		208,289,240
Utilities - 5.0%
Electric Utilities - 1.4%
Genie Energy Ltd Class B	30,009	433,630
Hawaiian Electric Industries Inc (c)	233,617	3,160,838
MGE Energy Inc	52,893	4,312,895
Otter Tail Corp	55,034	4,951,959
Portland General Electric Co	166,215	8,614,924
TXNM Energy Inc	145,420	8,256,948
		29,731,194
Gas Utilities - 1.8%
Chesapeake Utilities Corp	34,096	4,176,078
New Jersey Resources Corp	144,147	8,077,998
Northwest Natural Holding Co	60,541	2,970,141
ONE Gas Inc	89,399	6,889,981
RGC Resources Inc	12,222	292,106
Southwest Gas Holdings Inc	103,529	9,180,952
Spire Inc	83,158	6,493,808
		38,081,064
Independent Power and Renewable Electricity Producers - 0.4%
Montauk Renewables Inc (c)	74,460	116,157
Ormat Technologies Inc (b)	80,932	8,813,495
		8,929,652
Multi-Utilities - 0.9%
Avista Corp	118,311	4,840,103
Black Hills Corp (b)	109,288	8,131,027
Northwestern Energy Group Inc	88,219	6,318,245
Unitil Corp	25,603	1,349,022
		20,638,397
Water Utilities - 0.5%
American States Water Co	16,213	1,339,680
California Water Service Group	85,558	4,162,398
Consolidated Water Co Ltd	3,326	98,117
Global Water Resources Inc	15,925	115,297
H2O America	49,724	3,021,727
Middlesex Water Co	26,619	1,494,923
Pure Cycle Corp (c)	27,425	293,722
York Water Co/The	22,819	699,402
		11,225,266
TOTAL UTILITIES		108,605,573
TOTAL UNITED STATES		2,094,233,569
TOTAL COMMON STOCKS (Cost $1,859,741,405)		2,183,458,645

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $379,357)	3.64	381,000	379,339

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	24,648,870	24,653,800
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	79,036,493	79,044,397
TOTAL MONEY MARKET FUNDS (Cost $103,698,196)			103,698,197

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $1,963,818,958)	2,287,536,181
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(103,197,444)
NET ASSETS - 100.0%	2,184,338,737

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	33	9/2026	5,025,240	93,730

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $379,339.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,473,990	344,973,163	331,800,329	146,749	6,975	1	24,653,800	24,648,870	0.0%
Fidelity Securities Lending Cash Central Fund	43,294,030	585,286,454	549,535,813	882,619	(274)	-	79,044,397	79,036,493	0.2%
Total	54,768,020	930,259,617	881,336,142	1,029,368	6,701	1	103,698,197

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	55,615,711	55,615,711	-	-
Consumer Discretionary	225,390,247	225,390,247	-	-
Consumer Staples	50,295,297	50,295,297	-	-
Energy	140,620,955	140,620,955	-	-
Financials	619,409,332	619,409,332	-	-
Health Care	243,949,838	243,917,367	11,243	21,228
Industrials	273,858,723	273,858,723	-	-
Information Technology	165,374,483	165,374,483	-	-
Materials	85,212,223	85,212,223	-	-
Real Estate	208,289,240	208,289,240	-	-
Utilities	115,442,596	115,442,596	-	-

U.S. Treasury Obligations	379,339	-	379,339	-

Money Market Funds	103,698,197	103,698,197	-	-
Total Investments in Securities:	2,287,536,181	2,287,124,371	390,582	21,228
Derivative Instruments:

Assets
Futures Contracts	93,730	93,730	-	-
Total Assets	93,730	93,730	-	-
Total Derivative Instruments:	93,730	93,730	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	93,730	-
Total Equity Risk	93,730	-
Total Value of Derivatives	93,730	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Value Index Fund
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $169,565,009) - See accompanying schedule:
Unaffiliated issuers (cost $1,860,120,762)	$2,183,837,984
Fidelity Central Funds (cost $103,698,196)	103,698,197

Total Investment in Securities (cost $1,963,818,958)		$2,287,536,181
Segregated cash with brokers for derivative instruments		290,000
Receivable for investments sold		44,792,004
Receivable for fund shares sold		4,043,751
Dividends receivable		2,762,706
Distributions receivable from Fidelity Central Funds		77,602
Receivable for variation margin on futures contracts		45,608
Other receivables		10
Total assets		2,339,547,862
Liabilities
Payable to custodian bank	$42,210,779
Payable for investments purchased	16,086,905
Payable for fund shares redeemed	1,799,769
Accrued management fee	88,164
Notes payable to affiliates	15,975,000
Other payables and accrued expenses	3,837
Collateral on securities loaned	79,044,671
Total liabilities		155,209,125
Net Assets		$2,184,338,737
Net Assets consist of:
Paid in capital		$1,691,431,835
Total accumulated earnings (loss)		492,906,902
Net Assets		$2,184,338,737
Net Asset Value, offering price and redemption price per share ($2,184,338,737 ÷ 63,021,528 shares)		$34.66
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$33,080,194
Interest		15,152
Income from Fidelity Central Funds (including $882,619 from security lending)		1,029,368
Security lending		44,441
Total income		34,169,155
Expenses
Management fee	$860,785
Independent trustees' fees and expenses	3,505
Interest	8,657
Total expenses before reductions	872,947
Expense reductions	(4,588)
Total expenses after reductions		868,359
Net Investment income (loss)		33,300,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	187,049,997
Redemptions in-kind	72,094,886
Fidelity Central Funds	6,701
Futures contracts	1,465,794
Total net realized gain (loss)		260,617,378
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	320,300,351
Fidelity Central Funds	1
Futures contracts	15,369
Total change in net unrealized appreciation (depreciation)		320,315,721
Net gain (loss)		580,933,099
Net increase (decrease) in net assets resulting from operations		$614,233,895
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,300,796	$25,325,049
Net realized gain (loss)	260,617,378	64,879,743
Change in net unrealized appreciation (depreciation)	320,315,721	(31,013,325)
Net increase (decrease) in net assets resulting from operations	614,233,895	59,191,467
Distributions to shareholders	(34,707,042)	(21,949,758)

Share transactions
Proceeds from sales of shares	776,400,507	725,369,292
Reinvestment of distributions	31,089,576	19,395,610
Cost of shares redeemed	(545,900,704)	(590,897,412)

Net increase (decrease) in net assets resulting from share transactions	261,589,379	153,867,490
Total increase (decrease) in net assets	841,116,232	191,109,199

Net Assets
Beginning of period	1,343,222,505	1,152,113,306
End of period	$2,184,338,737	$1,343,222,505

Other Information
Shares
Sold	25,919,168	28,960,560
Issued in reinvestment of distributions	1,159,857	771,909
Redeemed	(18,208,655)	(23,842,642)
Net increase (decrease)	8,870,370	5,889,827

Financial Highlights
Fidelity® Small Cap Value Index Fund

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$24.81	$23.87	$22.00	$21.46	$28.18
Income from Investment Operations
Net investment income (loss) A,B	.57	.49	.50	.52	.44
Net realized and unrealized gain (loss)	9.90	.88	1.87	.81	(4.69)
Total from investment operations	10.47	1.37	2.37	1.33	(4.25)
Distributions from net investment income	(.53)	(.43)	(.50)	(.42)	(.44) C
Distributions from net realized gain	(.08)	-	-	(.38)	(2.03) C
Total distributions	(.62) D	(.43)	(.50)	(.79) D	(2.47)
Net asset value, end of period	$34.66	$24.81	$23.87	$22.00	$21.46
Total Return E	42.93%	5.74%	10.83%	6.14%	(16.30)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.94%	1.95%	2.18%	2.37%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,184,339	$1,343,223	$1,152,113	$900,206	$808,483
Portfolio turnover rate H	41 % I	31% I	37% I	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2026

1. Organization.
Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Mid Cap Growth Index Fund	3,577,887,370	669,752,434	(212,675,000)	457,077,434
Fidelity Mid Cap Value Index Fund	1,544,555,760	413,212,313	(85,693,538)	327,518,775
Fidelity Small Cap Growth Index Fund	1,396,260,205	358,875,499	(76,335,034)	282,540,465
Fidelity Small Cap Value Index Fund	1,996,875,127	423,467,746	(132,806,692)	290,661,054

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Mid Cap Growth Index Fund	-	-	(60,862,264)	457,077,420
Fidelity Mid Cap Value Index Fund	23,422,235	124,557,158	-	327,518,775
Fidelity Small Cap Growth Index Fund	5,332,252	114,404,608	-	282,540,443
Fidelity Small Cap Value Index Fund	98,067,275	104,178,574	-	290,661,054

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Mid Cap Growth Index Fund	(28,847,087)	(32,015,177)	(60,862,264)

The tax character of distributions paid was as follows:

June 30, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Mid Cap Growth Index Fund	19,204,195	37,966,476	57,170,671
Fidelity Mid Cap Value Index Fund	31,824,982	11,450,853	43,275,835
Fidelity Small Cap Growth Index Fund	5,935,024	-	5,935,024
Fidelity Small Cap Value Index Fund	34,707,042	-	34,707,042

June 30, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Mid Cap Growth Index Fund	6,611,673	-	6,611,673
Fidelity Mid Cap Value Index Fund	17,720,064	22,178,429	39,898,493
Fidelity Small Cap Growth Index Fund	9,619,315	-	9,619,315
Fidelity Small Cap Value Index Fund	21,949,758	-	21,949,758
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	3,245,937,193	2,142,340,610
Fidelity Mid Cap Value Index Fund	832,660,018	760,854,566
Fidelity Small Cap Growth Index Fund	1,108,312,342	728,950,634
Fidelity Small Cap Value Index Fund	1,132,504,535	700,544,667

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid Cap Growth Index Fund	7,730,979	-	131,305,678	131,305,678	259,415,439
Fidelity Mid Cap Value Index Fund	4,784,733	-	91,379,966	91,379,966	152,787,458
Fidelity Small Cap Growth Index Fund	1,823,268	-	44,361,247	44,361,247	64,695,959
Fidelity Small Cap Value Index Fund	3,355,986	-	72,094,886	72,094,886	109,134,976

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid Cap Growth Index Fund	2,808,200	63,059,414	100,645,886
Fidelity Mid Cap Value Index Fund	2,657,269	45,474,110	73,747,707
Fidelity Small Cap Value Index Fund	4,989,359	61,707,726	121,037,494
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund had no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Growth Index Fund	Borrower	13,170,667	3.89%	8,533
Fidelity Small Cap Growth Index Fund	Borrower	8,374,750	4.07%	7,578
Fidelity Small Cap Value Index Fund	Borrower	19,336,500	4.03%	8,657

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Growth Index Fund	31,870	13,687	-
Fidelity Mid Cap Value Index Fund	24,604	737	-
Fidelity Small Cap Growth Index Fund	111,951	12,386	432,354
Fidelity Small Cap Value Index Fund	93,265	15,060	809,524

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Mid Cap Growth Index Fund	86,165,332
Fidelity Mid Cap Value Index Fund	20,842,964
Fidelity Small Cap Growth Index Fund	104,165,202
Fidelity Small Cap Value Index Fund	95,054,440
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Mid Cap Growth Index Fund	2,265
Fidelity Mid Cap Value Index Fund	1,174
Fidelity Small Cap Growth Index Fund	3,011
Fidelity Small Cap Value Index Fund	4,588
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 11, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (two of the funds constituting Fidelity Salem Street Trust, hereafter collectively referred to as the "Funds") as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Value Index Fund	$124,609,679
Fidelity Small Cap Growth Index Fund	$114,647,532
Fidelity Small Cap Value Index Fund	$104,178,574
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Mid Cap Growth Index Fund
August 2025	55%
December 2025	80%
Fidelity Mid Cap Value Index Fund
August 2025	53%
December 2025	76%
Fidelity Small Cap Growth Index Fund
August 2025	97%
December 2025	43%
Fidelity Small Cap Value Index Fund
August 2025	53%
December 2025	57%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Growth Index Fund
August 2025	58.44%
December 2025	100%
Fidelity Mid Cap Value Index Fund
August 2025	54.49%
December 2025	80.56%
Fidelity Small Cap Growth Index Fund
August 2025	97.01%
December 2025	46.49%
Fidelity Small Cap Value Index Fund
August 2025	57.19%
December 2025	64.60%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Growth Index Fund
August 2025	4.36%
December 2025	0.00%
Fidelity Mid Cap Value Index Fund
August 2025	11.99%
December 2025	19.45%
Fidelity Small Cap Growth Index Fund
August 2025	0.55%
December 2025	9.80%
Fidelity Small Cap Value Index Fund
August 2025	6.17%
December 2025	26.19%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

August, 2025
Fidelity Mid Cap Growth Index Fund	100%
Fidelity Mid Cap Value Index Fund	100%
Fidelity Small Cap Value Index Fund	100%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Mid Cap Growth Index Fund	$321,642
Fidelity Small Cap Growth Index Fund	$163,047
The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9896342.106
C06-ANN-0826
Fidelity® SAI Enhanced Municipal Income Fund

Annual Report
June 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Enhanced Municipal Income Fund
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Fixed-Income Funds - 4.8%
	Shares	Value ($)
iShares National Muni Bond ETF	250,000	26,905,000
Vanguard Tax-Exempt Bond Index Fund ETF	950,000	48,051,000
TOTAL FIXED-INCOME FUNDS (Cost $74,271,779)		74,956,000

Municipal Securities - 89.4%
	Principal Amount (a)	Value ($)
Alabama - 6.0%
Education - 0.0%
Auburn Univ Ala Gen Fee Rev Series 2025 B, 5% 6/1/2042	25,000	27,696
Electric Utilities - 0.1%
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2046 (Goldman Sachs Group Inc/The Guaranteed)	1,765,000	1,863,441
Escrowed/Pre-Refunded - 0.1%
Gadsden Ala Gen. Oblig. 5% 10/1/2055	1,500,000	1,574,979
General Obligations - 5.0%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) Series 2022 A, 5% 7/1/2037	425,000	462,660
Alabama St Gen. Oblig. Series 2018 A, 5% 11/1/2035	195,000	204,021
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2021 A, 4% tender 6/1/2051 (Royal Bank of Canada Guaranteed) (b)	1,060,000	1,083,137
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	2,185,000	2,347,619
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	40,000	40,214
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	105,000	109,184
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	1,770,000	1,853,730
Black Belt Energy Gas District 5% tender 3/1/2055 (BP PLC Guaranteed) (b)	2,540,000	2,707,618
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	180,000	188,350
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	855,000	857,141
Black Belt Energy Gas District Series 2021 C 1, 4% 12/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	25,000	25,059
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,205,000	1,208,666
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,085,000	1,096,025
Black Belt Energy Gas District Series 2023 A, 5.25% tender 1/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (b)	690,000	732,421
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,550,000	2,676,557
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,005,000	1,056,334
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2031 (Pacific Life Insurance Co Guaranteed)	1,085,000	1,147,171
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	1,085,000	1,122,747
Black Belt Energy Gas District Series 2025 A, 5.25% tender 5/1/2056 (National Western Life Insurance Co Guaranteed) (b)	2,560,000	2,612,755
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	3,000,000	3,025,368
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	2,580,000	2,725,562
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	2,000,000	2,115,541
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	4,000,000	4,233,217
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	3,000,000	3,198,397
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,000,000	2,147,742
Black Belt Energy Gas District Series 2026C, 5.25% 6/1/2036 (Bank of America Corp Guaranteed)	3,000,000	3,232,611
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 A 1, 5.5% tender 11/1/2053 (Morgan Stanley Guaranteed) (b)	200,000	215,470
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	455,000	500,289
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (b)	1,525,000	1,642,027
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	4,000,000	4,222,138
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025B, 5% 9/1/2033 (American National Insurance Co Guaranteed)	2,500,000	2,561,050
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2040	150,000	163,769
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	2,000,000	2,096,578
Pike Road Ala Gen. Oblig. Series 2023, 5% 3/1/2052	3,175,000	3,294,617
Southeast AL District Gas Supply Rev Series 2024A, 5% tender 8/1/2054 (Pacific Life Insurance Co Guaranteed) (b)	1,835,000	1,953,862
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	2,135,000	2,170,011
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,645,000	1,671,031
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,055,000	1,091,293
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% tender 1/1/2054 (Sumitomo Mitsui Banking Corp/New York Guaranteed) (b)	2,045,000	2,146,104
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	325,000	343,375
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	2,020,000	2,151,458
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	1,020,000	1,056,627
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	970,000	1,029,625
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (b)	1,680,000	1,817,773
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	1,790,000	1,947,984
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	3,050,000	3,257,789
TOTAL GENERAL OBLIGATIONS		77,542,717
Health Care - 0.2%
Birmingham AL Spl Care Facs Fing Auth Revs (Childrens Hospital of AL Proj.) Series 2025A, 5.25% 6/1/2055	2,705,000	2,845,169
Huntsville AL Hlth Care Auth (Huntsville Hospital AL Proj.) Series 2020 B1, 5% 6/1/2037	100,000	105,787
TOTAL HEALTH CARE		2,950,956
Housing - 0.1%
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2024B, 4.8% 10/1/2054	765,000	769,423
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2025 B, 5.05% 10/1/2045	495,000	516,295
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2025 B, 5.18% 10/1/2055	685,000	711,795
TOTAL HOUSING		1,997,513
Special Tax - 0.5%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev 5% 9/1/2037	555,000	630,950
Alabama Highway Authority 5% 9/1/2042 (Assured Guaranty Inc Insured)	2,000,000	2,225,310
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2036	60,000	60,870
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	270,000	287,999
Cooper Green Mercy Health Svcs Auth Rev Series 2022A, 5.25% 9/1/2042	940,000	1,018,693
Jefferson County AL Series 2017, 5% 9/15/2029	1,500,000	1,522,993
TOTAL SPECIAL TAX		5,746,815
Water & Sewer - 0.0%
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 A, 4% 1/1/2037	380,000	380,281
TOTAL ALABAMA		92,084,398
Alaska - 0.3%
General Obligations - 0.0%
North Slope Boro Alaska Gen. Oblig. Series 2024 A, 5% 6/30/2036	365,000	401,028
Housing - 0.2%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 2, 5% 12/1/2033	25,000	27,084
Alaska Hsg Fin Corp Mtg Rev Series 2026A, 6% 12/1/2056	2,500,000	2,763,367
Alaska St Hsg Fin Corp 5% 12/1/2039	35,000	38,044
TOTAL HOUSING		2,828,495
Transportation - 0.1%
Municipality of Anchorage AK Series 2024 A, 5.25% 2/1/2050 (Assured Guaranty Inc Insured) (c)	1,850,000	1,948,697
TOTAL ALASKA		5,178,220
Arizona - 0.8%
Education - 0.0%
Mcallister Academic Vlg AZ LLC (Arizona St Univ Revs Proj.) Series 2016 A, 5% 7/1/2036	210,000	210,268
University AZ Univ Revs (University AZ Univ Revs Proj.) Series 2021 A, 5% 6/1/2039	30,000	32,335
University AZ Univ Revs (University AZ Univ Revs Proj.) Series 2021 A, 5% 6/1/2043	170,000	180,936
University AZ Univ Revs Series 2021 A, 5% 6/1/2038	40,000	43,247
University AZ Univ Revs Series 2021 A, 5% 6/1/2040	75,000	80,532
TOTAL EDUCATION		547,318
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2034	205,000	207,214
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2036	70,000	74,868
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	655,000	694,612
Salt River Proj AZ Agric & Pwr Series 2024 A, 5.25% 1/1/2054	2,000,000	2,140,393
TOTAL ELECTRIC UTILITIES		3,117,087
General Obligations - 0.0%
Maricopa Cnty Ariz Un High Sch Dist No 216 Series 2024 A, 5% 7/1/2040	510,000	560,595
Maricopa Cnty Ariz Un High Sch Dist No 216 Series 2024 A, 5% 7/1/2041	85,000	93,179
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	40,000	40,116
Maricopa County Special Health Care District Gen. Oblig. Series C, 5% 7/1/2033	20,000	20,809
TOTAL GENERAL OBLIGATIONS		714,699
Health Care - 0.5%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	165,000	178,990
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2038	95,000	99,980
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2031	130,000	135,130
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2042	550,000	562,110
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2040	75,000	80,764
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2031	1,195,000	1,208,135
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033	115,000	116,264
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 4% 1/1/2032	190,000	191,151
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2028	1,160,000	1,201,480
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	200,000	151,411
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	450,000	420,368
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2040	365,000	357,288
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Inc Insured)	540,000	492,317
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2049	620,000	660,759
TOTAL HEALTH CARE		5,856,147
Housing - 0.1%
Arizona Indl Dev Auth Single Family Mtg Rev 5% 10/1/2045	500,000	518,082
Arizona Indl Dev Auth Single Family Mtg Rev 5.1% 10/1/2050	450,000	464,177
TOTAL HOUSING		982,259
Industrial Development - 0.0%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	160,000	162,165
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(c)	365,000	370,700
TOTAL INDUSTRIAL DEVELOPMENT		532,865
Special Tax - 0.0%
AZ Dept of Trans Series 2016 A, 5% 7/1/2031	75,000	75,000
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	140,000	97,313
Glendale Ariz Sr Excise Tax Rev Series 2024, 5% 7/1/2038	100,000	112,250
Phoenix AZ Civic Impt Corp Series 2020 A, 5% 7/1/2035	45,000	48,558
TOTAL SPECIAL TAX		333,121
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2030 (c)	510,000	537,427
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (c)	40,000	41,924
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	105,000	105,000
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2027 (c)	40,000	40,894
TOTAL TRANSPORTATION		725,245
Water & Sewer - 0.0%
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2038	100,000	92,751
Phoenix Arizona Civic Imp Wtr Series 2020 B, 5% 7/1/2036	75,000	80,733
Phoenix Arizona Civic Imp Wtr Series 2020A, 5% 7/1/2040	85,000	90,519
TOTAL WATER & SEWER		264,003
TOTAL ARIZONA		13,072,744
Arkansas - 0.2%
General Obligations - 0.0%
Nettleton Ark Spl Sch Dist Craighead Cnty 4.5% 6/1/2054	250,000	246,189
North Little Rock School District No 1 2% 2/1/2039	65,000	50,629
TOTAL GENERAL OBLIGATIONS		296,818
Special Tax - 0.0%
Fort Smith Ark Sales & Use Tax Series 2025, 5.25% 11/1/2055 (Assured Guaranty Inc Insured)	520,000	553,248
Springdale AR Sales & Use Tax Rev 4.125% 8/1/2047 (Build America Mutual Assurance Co Insured)	50,000	48,107
TOTAL SPECIAL TAX		601,355
Water & Sewer - 0.2%
Beaver Wtr Dst AK Benton&Wash 5% 4/15/2055	1,050,000	1,082,584
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2031	1,500,000	1,557,411
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2032	85,000	88,062
TOTAL WATER & SEWER		2,728,057
TOTAL ARKANSAS		3,626,230
California - 6.6%
Education - 0.1%
California Infrastructure & Economic Development Bank Series 2025, 5% 5/15/2050	1,000,000	1,062,926
California Mun Fn Auth Rev (Emory University GA Proj.) Series 2019 A, 5% 10/1/2044	165,000	171,466
California St Univ Rev Series 2020C, 3% 11/1/2039	50,000	46,675
University CA Revs Series 2024 BS, 5% 5/15/2042	50,000	55,421
TOTAL EDUCATION		1,336,488
Electric Utilities - 0.8%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2035	30,000	32,139
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2038	330,000	353,568
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2043	720,000	760,802
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2032	540,000	565,197
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2033	310,000	323,968
Los Angeles CA Wtr & Pwr Rev Series 2020 A, 5% 7/1/2029	360,000	381,748
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2039	170,000	178,738
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2040	285,000	298,921
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2036	110,000	118,190
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	335,000	355,095
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2041	80,000	84,554
Los Angeles CA Wtr & Pwr Rev Series 2023 B, 5% 7/1/2037	275,000	299,378
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	170,000	185,064
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2039	125,000	135,675
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2043	225,000	240,789
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2037	30,000	33,018
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2036	1,560,000	1,727,346
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2039	230,000	252,068
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2037	150,000	165,092
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2041	1,940,000	2,098,424
Los Angeles CA Wtr & Pwr Rev Series 2026A, 5% 7/1/2048	1,500,000	1,577,640
Los Angeles CA Wtr & Pwr Rev Series 2026B, 5% 7/1/2032	1,000,000	1,107,492
Riverside CA Elec Rev 5% 10/1/2043	65,000	67,865
Riverside CA Elec Rev Series 2019 A, 5% 10/1/2036	130,000	137,428
Riverside CA Elec Rev Series 2024 A, 5% 10/1/2044	45,000	49,666
Southern CA Pub Pwr Auth Series 2019 1, 5% 7/1/2029	25,000	26,510
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5% 7/1/2031	630,000	688,930
TOTAL ELECTRIC UTILITIES		12,245,305
General Obligations - 3.1%
Anaheim City School District/CA Series 2016, 3% 8/1/2046	465,000	374,293
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	2,005,000	2,063,133
California Community Choice Financing Authority 5% tender 12/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	180,000	188,357
California Community Choice Financing Authority 5% tender 7/1/2053 (Morgan Stanley Guaranteed) (b)	2,855,000	2,981,601
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (b)	1,490,000	1,512,632
California Community Choice Financing Authority Series 2023 E 1, 5% tender 2/1/2054 (Morgan Stanley Guaranteed) (b)	2,100,000	2,227,742
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	2,350,000	2,454,292
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	2,575,000	2,646,276
California Community Choice Financing Authority Series 2025 E, 5% tender 10/1/2056 (Bank of Nova Scotia/The Guaranteed) (b)	1,805,000	1,952,585
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	790,000	814,626
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,085,000	3,234,840
California Community Choice Financing Authority Series 2026C, 5.25% 2/1/2036 (Realty Income Corp Guaranteed)	1,250,000	1,368,621
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	3,000,000	3,302,223
California Enterprise Development Authority (Riverside Cnty CA Proj.) Series 2024A, 5.25% 11/1/2054	1,195,000	1,276,864
California St Pub Wks Brd Lse 5% 8/1/2035	40,000	44,021
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2030	85,000	89,763
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2031	30,000	31,649
California St Pub Wks Brd Lse Series 2024 A, 5% 4/1/2049	310,000	331,032
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	500,000	535,429
Citrus Calif Cmnty College Dist Gen. Oblig. 5% 8/1/2046	60,000	65,869
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.5% 1/15/2044	225,000	172,698
City of Oakland CA Gen. Oblig. Series 2023 D, 5.25% 7/15/2048	190,000	204,084
College of The Sequoias Visalia Area Impt Dist No 2 Calif Cmnty College Dist Gen. Oblig. Series A, 5% 8/1/2054	340,000	356,716
Fremont Calif Uni Sch Dist Alameda Cnty Series A, 4% 8/1/2045	140,000	140,792
Inglewood CA Uni Sch Dist 5.5% 8/1/2044	150,000	170,874
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	385,000	316,688
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	170,000	187,998
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2032 (Merrill Lynch & Co Inc Guaranteed)	45,000	50,366
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	100,000	114,552
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 5% 11/1/2029	45,000	45,350
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 5% 11/1/2032	160,000	161,144
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2019 E1, 5% 12/1/2039	45,000	47,816
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 5% 12/1/2038	80,000	88,204
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	40,000	44,102
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2043	75,000	83,578
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2045	185,000	203,305
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	1,065,000	1,316,652
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2019 A, 5% 8/1/2044	145,000	152,693
Oakland CA Uni Sch Dist Alameda Cnty Series 2023A, 5.25% 8/1/2042 (Assured Guaranty Inc Insured), (Federal Agricultural Mortgage Corp Insured)	350,000	388,676
Peralta Calif Cmnty College Dist Gen. Oblig. 5.25% 8/1/2042	205,000	226,651
Pleasanton CA Uni Sch Dist Series 2019, 3% 8/1/2042	30,000	25,373
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 4% 8/1/2036	45,000	46,238
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2034	45,000	46,700
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2036	45,000	45,137
San Francisco CA City & Cnty Gen. Oblig. Series 2021 D1, 4% 6/15/2036	70,000	72,232
San Francisco CA Cmnty College Dist Gen. Oblig. Series A, 2.25% 6/15/2045	100,000	68,966
Southern CA Pub Pwr Auth Series 2026A, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed)	3,000,000	3,200,373
State of California Gen. Oblig. 4% 9/1/2043	2,000,000	2,031,343
State of California Gen. Oblig. 5% 11/1/2034	65,000	68,351
State of California Gen. Oblig. 5% 4/1/2033	50,000	53,152
State of California Gen. Oblig. 5% 9/1/2038	3,500,000	3,916,787
State of California Gen. Oblig. 5.25% 10/1/2051	3,000,000	3,316,974
Sweetwater CA Un High Sch Dist Series 2016B, 3.375% 8/1/2040 (Assured Guaranty Inc Insured)	325,000	311,992
Vista CA Uni Sch Dist Series 2022B, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	213,034
Washington Twp CA Health Care Dist Gen. Oblig. Series 2015B, 3.75% 8/1/2040	495,000	477,882
TOTAL GENERAL OBLIGATIONS		45,863,321
Health Care - 0.1%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series B, 4% 8/15/2035	60,000	60,016
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series B, 5% 8/15/2031	115,000	115,322
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2043	50,000	54,291
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (b)	120,000	123,050
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2036	215,000	220,465
California Hlth Facs Fin Auth (City of Hope Natl Med Ctr, CA Proj.) Series 2012A, 4% 11/15/2039	290,000	289,990
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	195,000	142,475
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2037	95,000	105,237
TOTAL HEALTH CARE		1,110,846
Housing - 0.3%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2024 T, 4.1% 7/1/2040	1,555,000	1,549,844
California Mun Fin Auth Mun Ctfs Series 1 Class A1, 4.05% 7/20/2041	1,996,527	1,978,214
California Mun Fin Auth Mun Ctfs Series 2 Class A1, 3.998% 11/20/2040 (b)	994,461	990,953
Los Angeles CA Hsg Auth Mfh Series 2024A, 4.35% 12/1/2049	350,000	328,106
TOTAL HOUSING		4,847,117
Other - 0.0%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	185,000	182,218
Resource Recovery - 0.0%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	150,000	157,751
Special Tax - 0.1%
Anaheim Calif Redev Agy Successor Agy Tax Allocation 5% 2/1/2029	25,000	26,000
Irvine CA Spl Tax Series 2025, 5% 9/1/2060 (Assured Guaranty Inc Insured)	650,000	695,456
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2020 A, 4% 6/1/2036	35,000	36,385
San Francisco CA BART Dist Tax Series 2019 A, 4% 7/1/2035	90,000	90,612
San Francisco Calif City & Cnty Cmnty Facs Dist No 2014-1 Spl Tax 5% 9/1/2047	605,000	629,478
San Francisco Calif City & Cnty Redev Agy Successor Agy Cmnty Facs Dist Spl Tax Series 2023, 5.25% 8/1/2042 (Assured Guaranty Inc Insured), (Federal Agricultural Mortgage Corp Insured)	360,000	402,701
TOTAL SPECIAL TAX		1,880,632
Tobacco Bonds - 0.0%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	85,000	89,738
Transportation - 1.9%
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (c)	35,000	38,843
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2026 B, 5% 7/1/2036 (c)	1,625,000	1,845,415
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	2,000,000	2,040,110
Los Angeles CA Dept Arpts Rev 5% 5/15/2029 (c)	570,000	604,324
Los Angeles CA Dept Arpts Rev 5% 5/15/2031 (c)	390,000	425,380
Los Angeles CA Dept Arpts Rev 5% 5/15/2032 (c)	1,035,000	1,134,318
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2028 (c)	290,000	302,145
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2029 (c)	215,000	223,314
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (c)	315,000	321,317
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2028 (c)	2,500,000	2,604,698
Los Angeles CA Dept Arpts Rev Series 2019 D, 4% 5/15/2044 (c)	1,210,000	1,181,530
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2029 (c)	255,000	270,355
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (c)	175,000	183,630
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2045	170,000	179,947
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2040 (c)	1,115,000	1,116,277
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2031 (c)	70,000	76,350
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2034 (c)	185,000	202,813
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2027 (c)	745,000	759,941
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2047 (c)	160,000	160,732
Los Angeles CA Hbr Dept Rev Series 2024 A 1, 5% 8/1/2032 (c)	510,000	564,055
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2056 (c)	1,290,000	1,309,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2028 (c)	335,000	350,094
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (c)	1,020,000	1,137,001
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (Escrowed to Maturity) (c)	750,000	757,795
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	975,000	992,299
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2048 (c)	500,000	504,325
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (c)	1,510,000	1,536,791
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2036 (c)	2,445,000	2,617,343
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5% 5/1/2031 (c)	400,000	436,818
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2039 (c)	145,000	162,418
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2041 (c)	40,000	44,409
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2027 (c)	765,000	778,573
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5% 5/1/2032 (c)	155,000	170,976
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2042 (c)	60,000	65,857
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2039 (c)	2,000,000	2,275,256
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2037 (c)	65,000	67,607
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	1,220,000	1,241,646
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2020 A, 4% 5/1/2039 (c)	1,000,000	1,004,304
TOTAL TRANSPORTATION		29,688,006
Water & Sewer - 0.2%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 4% 10/1/2037	80,000	84,171
City of Los Angeles CA Wastewater System Revenue Series 2017 B, 5% 6/1/2039	50,000	50,954
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020A, 5% 7/1/2040	65,000	68,175
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020A, 5% 7/1/2041	485,000	507,487
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2037	115,000	123,770
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2037	125,000	135,314
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2039	775,000	832,716
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2043	25,000	26,531
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2038	100,000	109,414
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2040	370,000	403,695
Sacramento Cnty CA Santn Dist Series 2020 A, 5% 12/1/2041	40,000	43,195
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2042	100,000	112,125
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2044	50,000	55,297
TOTAL WATER & SEWER		2,552,844
TOTAL CALIFORNIA		99,954,266
Colorado - 2.1%
Education - 0.5%
CO St Board Governors Univ Enterprise Sys Rev Series A, 4% 3/1/2044	250,000	245,000
Colorado Edl & Cultural Fac Auth Rev (University of Denver, CO Proj.) Series 2017 A, 5% 3/1/2040	335,000	338,097
Colorado Edl & Cultural Facs Auth Rev (University of Denver, CO Proj.) 5.25% 3/1/2056	2,500,000	2,620,382
Colorado Mesa Univ Colo Enterprise Rev 4% 5/15/2045	1,405,000	1,391,425
University Colo Enterprise Sys 3.25% 6/1/2037	135,000	131,054
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,325,000	1,320,321
University Colo Enterprise Sys Series 2025 C 1, 5.25% 6/1/2055	1,000,000	1,070,130
TOTAL EDUCATION		7,116,409
Electric Utilities - 0.3%
Colorado Springs Colo Utils Gen. Oblig. Series 2025 A, 5.25% 11/15/2050	2,000,000	2,175,038
Colorado Springs Colo Utils Gen. Oblig. Series 2025 A, 5.25% 11/15/2055	2,000,000	2,163,718
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2039	40,000	40,331
Colorado Springs Colo Utils Series 2023 B, 5% 11/15/2041	165,000	182,423
Colorado Springs Colo Utils Series 2023A, 5.25% 11/15/2048	340,000	366,307
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2036	25,000	25,898
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2039	20,000	20,661
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2040	185,000	190,904
TOTAL ELECTRIC UTILITIES		5,165,280
General Obligations - 0.1%
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2017 K, 5% 3/15/2027	85,000	86,418
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2021 S, 4% 3/15/2046	225,000	215,644
County of Pueblo CO Series 2022A, 5% 7/1/2049	100,000	102,057
Denver CO Cty & Cnty Sch Dis 1 Series 2021, 5% 12/1/2038	55,000	59,108
Douglas Cnty CO Sch Dist Series 2019, 5% 12/15/2038	45,000	46,951
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2021, 5% 12/1/2039	50,000	54,451
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2021, 5% 12/1/2041	230,000	248,971
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2031	140,000	147,457
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2033	175,000	183,618
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2038	35,000	36,400
Weld Cnty CO Sch Dist No 6 Greely Series 2020, 5% 12/1/2038	220,000	232,950
Weld Cnty CO Sch Dist No 6 Greely Series 2020, 5% 12/1/2040	200,000	210,516
Weld County School District No RE-4 5% 12/1/2041	280,000	305,069
Weld County School District No RE-4 5.25% 12/1/2047	185,000	197,757
TOTAL GENERAL OBLIGATIONS		2,127,367
Health Care - 0.8%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	260,000	253,010
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	2,135,000	1,555,680
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2037	340,000	367,560
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2038	270,000	291,218
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2040	215,000	230,051
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 B, 5% 11/15/2034	815,000	932,406
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2041	555,000	588,450
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2028	160,000	166,735
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2033	145,000	152,115
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2034	85,000	88,982
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	350,000	365,597
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	290,000	296,801
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2032	110,000	117,571
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2052	335,000	343,776
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	1,195,000	1,251,141
Colorado Health Facilities Authority (Intermountain Health Care Inc Proj.) Series 2024A, 5% 5/15/2037	155,000	169,172
Colorado Health Facilities Authority (Intermountain Health Care Inc Proj.) Series 2024A, 5% 5/15/2044	270,000	286,077
Colorado Health Facilities Authority (Sanford Health, SD Proj.) Series 2019A, 5% 11/1/2034	120,000	126,521
Colorado Health Facilities Authority Series 2018 A 1, 4% 9/15/2033	420,000	421,112
Colorado Health Facilities Authority Series 2019 A 1, 4% 8/1/2038	2,180,000	2,180,102
TOTAL HEALTH CARE		10,184,077
Housing - 0.0%
Colorado Hsg & Fin Auth (CO Single Family Mortgage Proj.) Series 2025 I, 3.9% 11/1/2027 (c)	130,000	130,554
Colorado Hsg Fin Auth Series 2018C, 4.25% 11/1/2048	95,000	95,512
TOTAL HOUSING		226,066
Lease Revenue - 0.0%
Adams Cnty Colo Ctfs Partn Series 2024, 5.25% 12/1/2049	675,000	722,525
Special Tax - 0.0%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Inc Insured)	405,000	394,274
Transportation - 0.2%
Denver CO City & Cnty Arpt 5.25% 11/15/2047	75,000	80,297
Denver CO City & Cnty Arpt 5.75% 11/15/2039 (c)	1,105,000	1,239,575
Denver CO City & Cnty Arpt 5.75% 11/15/2040 (c)	380,000	424,207
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2032 (c)	1,085,000	1,195,302
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (c)	490,000	520,664
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (c)	70,000	77,742
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2028 (c)	115,000	120,449
E-470 Pub Hwy Auth Colo Rev Series 2026 A 2, 0% 9/1/2037 (d)(e)	420,000	276,726
TOTAL TRANSPORTATION		3,934,962
Water & Sewer - 0.2%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2047	1,500,000	1,589,091
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2052	1,000,000	1,045,107
Denver CO City & Cnty Brd Wtr Series 2024A, 5% 9/15/2037	40,000	45,521
TOTAL WATER & SEWER		2,679,719
TOTAL COLORADO		32,550,679
Connecticut - 0.3%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,550,000	1,556,728
General Obligations - 0.2%
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2033	50,000	52,113
Connecticut St Gen. Oblig. Series 2020 A, 5% 1/15/2031	600,000	646,749
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2034	1,660,000	1,897,899
University Connecticut (Connecticut St Proj.) Series 2020A, 5% 2/15/2038	45,000	47,704
TOTAL GENERAL OBLIGATIONS		2,644,465
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2023D, 4.9% 11/15/2038	120,000	126,930
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2021D, 5% 11/1/2041	55,000	59,076
TOTAL CONNECTICUT		4,387,199
Delaware - 0.2%
Education - 0.1%
University of Delaware Series 2025A, 4.375% 11/1/2055	1,145,000	1,122,650
Housing - 0.1%
Delaware State Hsg Auth Rev Series 2024 C, 4.45% 7/1/2044	545,000	548,895
Delaware State Hsg Auth Rev Series 2024 C, 4.6% 7/1/2049	1,235,000	1,234,304
TOTAL HOUSING		1,783,199
TOTAL DELAWARE		2,905,849
District Of Columbia - 1.3%
Education - 0.0%
District Columbia Univ Rev Series 2017, 5% 4/1/2034	140,000	141,859
Escrowed/Pre-Refunded - 0.0%
District Columbia Rev Series 2017 A, 5% 7/1/2042	30,000	30,198
General Obligations - 0.5%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2029	90,000	92,010
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2038	135,000	145,035
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2046	585,000	612,306
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2037	435,000	481,692
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2038	125,000	137,764
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2045	80,000	85,695
District Columbia Gen. Oblig. Series 2023A, 5.25% 1/1/2048	340,000	364,725
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2037	60,000	67,571
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2038	90,000	100,860
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	1,205,000	1,325,076
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2044	390,000	425,927
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2049	1,740,000	1,833,526
District Columbia Gen. Oblig. Series 2026A, 5% 6/1/2039	2,000,000	2,277,219
District Columbia Gen. Oblig. Series E, 5% 6/1/2027	75,000	75,754
TOTAL GENERAL OBLIGATIONS		8,025,160
Health Care - 0.0%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) Series 2015, 5% 7/15/2034	70,000	70,209
District Columbia Hosp Rev Series 2015, 5% 7/15/2035	225,000	225,557
TOTAL HEALTH CARE		295,766
Special Tax - 0.7%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2032	60,000	64,077
District Columbia Income Tax Rev Series 2019A, 5% 3/1/2036	95,000	100,537
District Columbia Income Tax Rev Series 2019A, 5% 3/1/2044	180,000	187,683
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2031	120,000	130,012
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2035	255,000	273,394
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2036	120,000	128,275
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2038	245,000	267,898
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	295,000	320,278
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2041	245,000	265,227
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2038	80,000	88,413
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2040	430,000	471,137
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2041	355,000	387,680
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2043	465,000	504,985
District Columbia Income Tax Rev Series 2023 A, 5.25% 5/1/2048	1,535,000	1,651,247
District Columbia Income Tax Rev Series 2025 A, 5% 6/1/2050	100,000	105,610
District Columbia Income Tax Rev Series 2025 A, 5.25% 6/1/2050	240,000	258,065
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2030	1,570,000	1,603,802
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2031	295,000	301,133
Washington DC Met Area Tran Auth Rev Series A 2, 5% 7/1/2032	105,000	107,115
Washington Metropolitan Area Transit Authority 5% 7/15/2034	240,000	257,245
Washington Metropolitan Area Transit Authority 5% 7/15/2038	1,195,000	1,311,105
Washington Metropolitan Area Transit Authority 5% 7/15/2040	255,000	277,321
Washington Metropolitan Area Transit Authority 5% 7/15/2041	170,000	183,939
Washington Metropolitan Area Transit Authority 5% 7/15/2042	355,000	381,713
Washington Metropolitan Area Transit Authority 5.25% 7/15/2053	200,000	210,103
TOTAL SPECIAL TAX		9,837,994
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev 5.25% 10/1/2054	2,000,000	2,153,797
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022B, 5% 10/1/2039	35,000	38,032
TOTAL WATER & SEWER		2,191,829
TOTAL DISTRICT OF COLUMBIA		20,522,806
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2031	190,000	193,950
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2032	125,000	127,519
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2032	120,000	122,418
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2035	120,000	122,162
Washington Metropolitan Area Transit Authority 5% 7/15/2037	175,000	186,219
Washington Metropolitan Area Transit Authority 5% 7/15/2060	1,000,000	1,033,836
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	235,000	243,872
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		2,029,976
District Of Columbia,Virginia - 0.5%
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	805,000	826,854
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2029 (c)	265,000	281,750
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2036 (c)	50,000	52,168
Metropolitan Wash DC Arpts Ath Series 2020 A, 5% 10/1/2030 (c)	60,000	64,691
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2029 (c)	1,090,000	1,158,898
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (c)	70,000	76,134
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2046 (c)	100,000	102,811
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2028 (c)	900,000	941,538
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2029 (c)	460,000	489,076
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	320,000	334,769
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2042 (c)	710,000	761,978
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2048 (c)	200,000	208,193
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2029 (c)	530,000	563,501
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2038 (c)	230,000	248,299
Metropolitan Wash DC Arpts Ath Series 2024A, 5.25% 10/1/2046 (c)	475,000	502,421
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2034 (c)	335,000	373,096
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	50,000	35,634
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		7,021,811
Florida - 6.2%
Education - 0.2%
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	1,535,000	1,571,095
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2033	25,000	25,025
Florida Higher Edl Facs Fing Auth Rev Series 2020 A, 4% 12/1/2050	500,000	445,627
Florida St Brd Governors Fla St Univ Athletics Assn Rev Series 2024A, 5% 10/1/2042 (Build America Mutual Assurance Co Insured)	95,000	103,837
Florida St Brd Governors Fla St Univ Athletics Assn Rev Series 2024A, 5% 10/1/2043 (Build America Mutual Assurance Co Insured)	15,000	16,325
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2018 A, 5% 4/1/2048	330,000	332,801
Miami-Dade Cnty FL Edl Fac Rev Series 2024 A, 5.25% 4/1/2047	35,000	37,417
Tampa FL Rev (University of Tampa Proj.) Series 2015, 5% 4/1/2045	350,000	350,235
TOTAL EDUCATION		2,882,362
Electric Utilities - 0.2%
Orange Cnty FL Wtr & Wastewtr Series 2020, 5% 10/1/2035	1,000,000	1,076,663
Orange Cnty FL Wtr & Wastewtr Series 2020, 5% 10/1/2037	30,000	32,156
Orlando Fla Utils Commn Util Sys Rev Series 2018 A, 5% 10/1/2037	140,000	143,112
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	1,125,000	1,143,726
TOTAL ELECTRIC UTILITIES		2,395,657
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2046 (Pre-refunded to 10/1/2026 at 100) (c)	100,000	100,525
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (Escrowed to Maturity) (c)	55,000	55,289
TOTAL ESCROWED/PRE-REFUNDED		155,814
General Obligations - 1.0%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) 5% 7/1/2031	3,000,000	3,292,021
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	295,000	295,000
Broward County FL School District Series 2019, 5% 7/1/2038	70,000	72,380
Broward County FL School District Series 2019, 5% 7/1/2039	40,000	41,305
Broward County FL School District Series 2019, 5% 7/1/2040	20,000	20,619
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2015 F, 3.25% 6/1/2035	85,000	84,499
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016 B, 4% 6/1/2033	31,000	31,028
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016 E, 4% 6/1/2032	105,000	105,095
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2020 A, 5% 6/1/2031	145,000	158,166
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2021 A, 4% 11/1/2034	225,000	232,472
Florida St Dept Transn Fing Corp Rev (Florida St Proj.) Series 2020, 3% 7/1/2033	225,000	220,153
Florida St Gen. Oblig. Series 2017A, 4% 7/1/2032	75,000	75,904
Florida St Gen. Oblig. Series 2019 A, 4% 7/1/2033	165,000	168,551
Florida St Gen. Oblig. Series 2019 A, 5% 7/1/2031	1,000,000	1,046,383
Hillsborough Cnty FL Sch Brd Series 2015A, 3.5% 7/1/2031	100,000	99,750
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2031	50,000	55,254
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2031	105,000	112,407
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2033	250,000	266,614
Manatee Cnty Fla Rev Series 2022, 5% 10/1/2031	85,000	94,678
Miami-Dade Cnty FL Gen. Oblig. 4% 7/1/2042	395,000	385,457
Miami-Dade Cnty FL Gen. Oblig. 5% 7/1/2032	145,000	157,224
Miami-Dade Cnty FL Gen. Oblig. Series 2018A, 5% 7/1/2041	75,000	78,170
Miami-Dade Cnty FL Gen. Oblig. Series 2020, 3% 7/1/2034	2,000,000	1,921,135
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2026A, 5% 2/1/2033	1,000,000	1,115,651
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series 2021 B 1, 4% 10/1/2046 (c)	190,000	176,590
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series SUB 2021 B2, 4% 10/1/2040	175,000	176,816
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series SUB 2021 B2, 4% 10/1/2043	545,000	544,336
Miami-Dade Cnty FL Seaport Rev Series 2021A 1, 4% 10/1/2041 (Assured Guaranty Inc Insured) (c)	1,190,000	1,168,956
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty FL Proj.) Series 2022A, 5% 4/1/2052	100,000	102,491
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2048	315,000	326,102
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2022B, 5.25% 8/1/2040	285,000	312,368
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2027	130,000	133,455
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2042 (Assured Guaranty Inc Insured)	170,000	180,753
Putnam Cnty Fla Sch Dist Series 2025, 5% 7/1/2054 (Assured Guaranty Inc Insured)	1,865,000	1,928,543
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	125,000	135,669
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	420,000	452,586
TOTAL GENERAL OBLIGATIONS		15,768,581
Health Care - 1.0%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series A, 4% 12/1/2044	175,000	166,498
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series A, 5% 12/1/2044	1,045,000	1,045,944
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2022 A, 5% 4/1/2042	50,000	52,281
Brevard Cnty FL Health Fac 5% 4/1/2029	645,000	679,602
Brevard Cnty FL Health Fac 5% 4/1/2040	380,000	402,207
Brevard Cnty FL Health Fac Series 2022 A, 5% 4/1/2047	540,000	552,396
Capital Trust Auth Series 2025A, 5% 12/1/2032	200,000	220,526
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	80,000	82,907
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2036	390,000	393,086
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2037	365,000	366,240
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2042	170,000	178,824
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (b)	450,000	486,105
Halifax Hosp Med Ctr FL Hosp Series 2016, 5% 6/1/2036	495,000	495,423
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 4.125% 11/15/2051	620,000	579,218
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5.25% 11/15/2049	1,100,000	1,169,071
Jacksonville Fla Health Care Facs Rev (Genesis Health Inc Proj.) Series 2020, 4% 11/1/2039	370,000	357,365
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2041	300,000	326,005
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	170,000	171,063
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) Series 2019 A 1, 4% 4/1/2037	125,000	124,364
Lee County Industrial Development Authority/FL Series 2019 A 1, 4% 4/1/2049	95,000	84,800
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2026A, 5% 11/15/2036	1,000,000	1,132,532
Miami-Dade Cty FL Hlth Hsp Rev Series 2017, 4% 8/1/2042	1,000,000	990,430
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2027	60,000	60,497
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2042	40,000	40,619
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2048	380,000	382,378
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2038	1,530,000	1,655,531
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2042	150,000	160,053
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016A, 5% 10/1/2033	30,000	30,119
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2025A, 5.25% 10/1/2056	480,000	504,059
Orange Cnty FL Health Facs Auth Rev Series 2024, 5% 8/1/2047	115,000	117,325
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 3% 8/15/2044	1,195,000	976,737
South Broward Hosp Dist FL Rev (South Broward Hosp Dist FL Rev Proj.) Series 2021 A, 3% 5/1/2046	665,000	523,146
South Broward Hosp Dist FL Rev Series 2015, 4% 5/1/2045	595,000	570,440
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2030	50,000	51,188
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (b)	1,000,000	1,079,448
TOTAL HEALTH CARE		16,208,427
Housing - 0.3%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 5.05% 1/1/2056	1,500,000	1,532,621
Florida Housing Finance Corp Series 2025 1, 4.65% 7/1/2055	1,050,000	1,047,247
Florida Housing Finance Corp Series 2026 1, 6% 1/1/2057	2,000,000	2,239,800
TOTAL HOUSING		4,819,668
Lease Revenue - 0.0%
Marion Cnty FL Sch Brd Ctfs Partn Series 2024, 5% 6/1/2038 (Assured Guaranty Inc Insured)	40,000	44,073
Other - 0.3%
Florida State Board of Governors 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	2,190,000	2,434,542
Florida State Board of Governors 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,580,000	1,745,905
Florida State Board of Governors 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,099,301
TOTAL OTHER		5,279,748
Special Tax - 0.4%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	45,000	47,123
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2035	260,000	267,896
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2038	100,000	101,415
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2039	275,000	277,632
County of Pasco FL Series 2023 A, 5.5% 9/1/2037 (Assured Guaranty Inc Insured)	50,000	55,900
Miami FL Spl Oblig Series 2023A, 5% 3/1/2042	920,000	995,473
Miami FL Spl Oblig Series 2023A, 5% 3/1/2043	190,000	204,127
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2042	260,000	275,273
Miami-Dade Cnty FL Spl Oblig Series 2024A, 5% 4/1/2039	40,000	43,765
Miami-Dade Cnty FL Spl Oblig Series 2024A, 5% 4/1/2046	215,000	227,025
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2017, 4% 7/1/2032	750,000	750,493
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2018, 4% 7/1/2048	60,000	54,890
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2022, 5% 7/1/2052	1,000,000	1,033,412
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2031	215,000	229,338
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2032	260,000	276,406
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2033	405,000	429,326
Seminole Cnty Fla Spl Oblig Series 2022, 5% 10/1/2052	1,000,000	1,052,405
Tampa FL Tax Alloc 0% 9/1/2042 (e)	150,000	68,962
TOTAL SPECIAL TAX		6,390,861
Transportation - 2.0%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 4% 10/1/2044 (c)	325,000	312,421
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (c)	260,000	266,767
Broward Cnty FL Port Everglades Series 2022, 5.25% 9/1/2047 (c)	1,205,000	1,253,238
Florida St Dept Transn Fed Hwy Reimbursement Rev Series 2021 A, 5% 7/1/2026	50,000	50,000
Florida St Dept Transn Tpk Rev Series 2024 C, 5% 7/1/2042	90,000	99,620
Florida St Dept Transn Tpk Rev Series 2025C, 5% 7/1/2052	1,450,000	1,505,227
Florida St Dept Transn Tpk Rev Series 2025C, 5% 7/1/2055	1,500,000	1,565,570
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (c)	400,000	411,058
Greater Orlando Aviation Auth Series 2019 A, 4% 10/1/2044 (c)	270,000	261,209
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2026 (c)	170,000	170,907
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2028 (c)	1,490,000	1,559,764
Greater Orlando Aviation Auth Series 2022 A, 5% 10/1/2046 (c)	210,000	216,798
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	1,165,000	1,217,731
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (c)	60,000	66,066
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.25% 10/1/2040 (c)	220,000	243,305
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.25% 10/1/2042 (c)	280,000	306,494
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.5% 10/1/2054 (c)	1,525,000	1,627,634
Jacksonville FL Aviation Auth Series 2026, 5.25% 10/1/2055 (c)	2,000,000	2,079,518
Lee Cnty FL Airport 5% 10/1/2037 (c)	625,000	660,859
Lee Cnty FL Airport 5% 10/1/2039 (c)	150,000	157,572
Lee Cnty FL Airport 5% tender 10/1/2056 (b)(c)	455,000	488,283
Lee Cnty FL Airport 5.5% 10/1/2056 (c)	1,000,000	1,061,368
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2036	380,000	383,335
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2040 (c)	305,000	309,131
Miami-Dade Cnty FL Aviat Rev Series 2019A, 5% 10/1/2049 (c)	1,125,000	1,132,881
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2029 (c)	1,035,000	1,098,770
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2030 (c)	700,000	750,391
Miami-Dade Cnty FL Aviat Rev Series A, 5% 10/1/2027	215,000	216,182
Miami-Dade Cnty FL Seaport Rev 5% 10/1/2027 (c)	195,000	199,384
Miami-Dade Cnty FL Seaport Rev 5% 10/1/2047 (c)	1,000,000	1,023,922
Miami-Dade Cnty FL Seaport Rev 5.25% 10/1/2052 (c)	1,115,000	1,142,084
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2032	750,000	841,018
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 A, 4% 7/1/2031	1,005,000	1,002,969
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2037	1,265,000	1,265,145
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2037	125,000	131,618
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2038	140,000	147,069
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	65,000	66,416
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	1,160,000	1,181,032
Pensacola Fla Arpt Rev Series 2025, 5.5% 10/1/2050 (c)	3,145,000	3,342,782
TOTAL TRANSPORTATION		29,815,538
Water & Sewer - 0.8%
Del Ray Beach Fla W&S Series 2025, 5.25% 10/1/2050	625,000	672,523
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2042	30,000	32,769
JEA FL Wtr & Swr Sys Rev Series 2024A, 5.5% 10/1/2054	1,625,000	1,753,889
Miami Beach Fla Stormwater Rev Series 2017, 4% 9/1/2030	1,050,000	1,063,346
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2037	485,000	486,780
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 4% 10/1/2038	35,000	35,371
Miami-Dade Cnty FL Wtr & Swr Rev Series 2025 A, 5% 10/1/2055	1,195,000	1,247,411
Orange Cnty FL Wtr & Wastewtr Series 2025, 4% 10/1/2040	1,500,000	1,546,882
Palm Coast FL Util Sys Rev Series 2026, 5% 10/1/2056	3,000,000	3,126,517
Tampa Bay Water Series 2022A, 5.25% 10/1/2057	2,000,000	2,114,453
Tampa Bay Water Series 2024 B, 5% 10/1/2041	170,000	189,515
TOTAL WATER & SEWER		12,269,456
TOTAL FLORIDA		96,030,185
Georgia - 2.6%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2037	80,000	81,279
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	430,000	355,956
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	20,000	21,723
TOTAL EDUCATION		458,958
Electric Utilities - 0.0%
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	20,000	20,982
Georgia Mun Elec Auth Pwr Rev Series 2021 A, 5% 1/1/2034	20,000	21,960
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2043 (Macquarie Group Ltd Guaranteed)	450,000	457,711
TOTAL ELECTRIC UTILITIES		500,653
General Obligations - 1.5%
Gwinnett Cnty GA Sch Dist Series 2025, 5% 2/1/2032	600,000	672,603
Main Street Energy Inc 5% 12/1/2033 (Citigroup Inc Guaranteed)	1,015,000	1,073,060
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	2,075,000	2,107,501
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	1,440,000	1,458,464
Main Street Natural Gas Inc 5% tender 12/1/2053 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	885,000	944,580
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	335,000	360,199
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	3,615,000	3,803,463
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	755,000	815,684
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	475,000	475,653
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	203,776
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,275,000	1,330,289
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	2,955,000	3,143,047
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	2,025,000	2,141,009
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	410,000	438,271
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,055,000	1,126,807
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	3,130,000	3,338,357
TOTAL GENERAL OBLIGATIONS		23,432,763
Health Care - 0.3%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	200,000	185,373
Clarke Cnty GA Hosp Auth Ctfs (Piedmont Hosp Og Proj.) Series 2016 A, 5% 7/1/2031	105,000	105,166
Cobb Cnty GA Kennestone Hosp Series 2023A, 5% 4/1/2042	20,000	21,425
Columbia County Hospital Authority/GA Series 2023 A, 5.125% 4/1/2048	920,000	957,829
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	40,000	40,000
Dalton Whitfield County Joint Development Authority Series 2017, 4% 8/15/2041	425,000	420,218
Dalton Whitfield County Joint Development Authority Series 2024 B, 5% 8/15/2028	245,000	256,148
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	955,000	784,705
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 4% 7/1/2038	290,000	289,156
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 4% 4/1/2042	315,000	306,799
Lagrange-Troup Cnty GA Hosp Rev 4% 4/1/2042	230,000	224,012
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2042	145,000	153,212
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2043	25,000	26,318
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (Piedmont Hosp Og Proj.) Series 2016, 5% 1/1/2029	170,000	170,296
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (University Health Services Inc Proj.) Series 2016, 5% 1/1/2030	500,000	500,837
TOTAL HEALTH CARE		4,441,494
Housing - 0.2%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025E, 6.5% 12/1/2055	400,000	449,748
Georgia Hsg & Fin Auth Rev Series 2025 G, 6.25% 12/1/2055	2,000,000	2,234,681
TOTAL HOUSING		2,684,429
Special Tax - 0.2%
Cobb-Marietta GA Coliseum & Exhib Hall Rev Series 2025, 5.5% 10/1/2050	985,000	1,078,832
Cobb-Marietta GA Coliseum & Exhib Hall Rev Series 2025, 5.5% 10/1/2053	1,225,000	1,335,444
TOTAL SPECIAL TAX		2,414,276
Transportation - 0.4%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2037 (c)	870,000	868,842
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2042 (c)	65,000	70,550
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2030 (c)	1,005,000	1,081,465
Atlanta GA Arpt Rev Series 2021 B, 5% 7/1/2037	45,000	48,833
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2039 (c)	510,000	501,946
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (c)	95,000	101,487
Atlanta GA Arpt Rev Series 2022B, 5% 7/1/2052 (c)	1,000,000	1,015,048
Atlanta GA Arpt Rev Series 2024 A 1, 5% 7/1/2043	45,000	49,192
Atlanta GA Arpt Rev Series 2024 A 1, 5% 7/1/2049	295,000	310,438
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2050 (c)	1,955,000	2,056,020
TOTAL TRANSPORTATION		6,103,821
Water & Sewer - 0.0%
Augusta GA Wtr & Sew Rev Series 2024A, 5% 10/1/2036	500,000	546,703
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	100,000	77,565
Dekalb Cnty GA Wtr & Swr Rev 5% 10/1/2038	40,000	43,957
Dekalb Cnty GA Wtr & Swr Rev 5% 10/1/2052	100,000	103,566
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2036	25,000	24,119
TOTAL WATER & SEWER		795,910
TOTAL GEORGIA		40,832,304
Hawaii - 0.7%
General Obligations - 0.2%
Hawaii St Gen. Oblig. 5% 1/1/2031	1,500,000	1,587,498
Hawaii St Gen. Oblig. 5% 1/1/2033	35,000	36,951
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2032	90,000	92,407
Honolulu HI City & Cnty Gen. Oblig. Series 2018 A, 5% 9/1/2032	160,000	167,625
Honolulu HI City & Cnty Gen. Oblig. Series 2019C, 5% 8/1/2042	90,000	94,012
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2039	25,000	25,259
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 5% 7/1/2035	50,000	53,855
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	220,000	240,821
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	160,000	173,767
Honolulu HI City & Cnty Gen. Oblig. Series C, 4% 10/1/2031	55,000	55,097
Maui Cnty Hawai Gen. Oblig. Series 2025, 5% 9/1/2031	310,000	345,526
TOTAL GENERAL OBLIGATIONS		2,872,818
Health Care - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev Series 2023C, 5% 7/1/2039	155,000	167,619
Special Tax - 0.0%
Hawaii St Hwy Rev Series 2021, 5% 1/1/2037	20,000	21,595
Hawaii St Hwy Rev Series 2021, 5% 1/1/2039	105,000	112,869
Hawaii St Hwy Rev Series 2021, 5% 1/1/2040	165,000	176,912
TOTAL SPECIAL TAX		311,376
Transportation - 0.3%
Hawaii St Arpts Sys Rev 5% 7/1/2049	70,000	74,256
Hawaii St Arpts Sys Rev 5.5% 7/1/2054 (c)	1,335,000	1,432,623
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2028 (c)	55,000	57,303
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2037	1,420,000	1,445,487
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2038 (c)	100,000	107,167
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2051 (c)	1,330,000	1,358,111
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (c)	50,000	50,641
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	625,000	628,686
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2032	55,000	56,854
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2039	150,000	151,556
TOTAL TRANSPORTATION		5,362,684
Water & Sewer - 0.2%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2018 A, 4% 7/1/2038	255,000	255,889
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2036	50,000	52,702
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2040	115,000	120,120
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2024A, 5.25% 7/1/2054	400,000	424,859
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036	1,000,000	1,155,069
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	300,000	341,467
TOTAL WATER & SEWER		2,350,106
TOTAL HAWAII		11,064,603
Idaho - 0.1%
Health Care - 0.1%
Idaho Health Facs Auth Rev 5% 3/1/2033	1,045,000	1,157,551
Idaho Health Facs Auth Rev 5% 3/1/2036	225,000	252,191
TOTAL HEALTH CARE		1,409,742
Housing - 0.0%
Idaho Housing & Finance Association (ID Single Family Hsg 7/1/19 Proj.) Series 2025C, 3.45% 7/1/2030	245,000	246,077
Special Tax - 0.0%
Idaho Housing & Finance Association Series 2022 A, 5% 8/15/2037	125,000	137,677
Idaho Housing & Finance Association Series 2022 A, 5% 8/15/2041	105,000	114,025
Idaho Housing & Finance Association Series 2023A, 5% 8/15/2042	145,000	158,749
TOTAL SPECIAL TAX		410,451
TOTAL IDAHO		2,066,270
Illinois - 5.2%
Education - 0.0%
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5% 4/1/2037	155,000	172,868
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5% 4/1/2039	215,000	237,582
Board of Trustees of the University of Illinois/The Series 2021 A, 5% 4/1/2027	90,000	91,611
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	25,000	25,027
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	45,000	45,184
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5.25% 5/15/2054	170,000	177,442
TOTAL EDUCATION		749,714
Electric Utilities - 0.1%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2027	830,000	837,304
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2029	420,000	423,537
TOTAL ELECTRIC UTILITIES		1,260,841
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	50,000	50,704
General Obligations - 1.5%
Chicago IL Board of Education Series 2018, 5% 4/1/2042	500,000	501,398
Chicago IL Gen. Oblig. 5% 1/1/2043	450,000	452,333
Chicago IL Gen. Oblig. 5% 1/1/2044	500,000	499,620
Chicago IL Gen. Oblig. 5.25% 1/1/2045	150,000	151,015
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	120,000	120,870
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2033	140,000	146,435
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2029	1,480,000	1,494,008
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2030	120,000	121,111
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2031	860,000	867,709
Chicago Ill Pk Dist Gen. Oblig. Series 2023C, 5% 1/1/2027	1,955,000	1,977,814
Cook Cnty IL Cmnty Coll Dist Gen. Oblig. Series 2024, 5% 12/1/2030 (Build America Mutual Assurance Co Insured)	795,000	858,025
Cook Cnty IL Cmnty Coll Dist Gen. Oblig. Series 2024, 5% 12/1/2031 (Build America Mutual Assurance Co Insured)	280,000	305,738
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2017B, 5% 12/1/2026	140,000	141,188
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2020, 4% 12/15/2031	320,000	328,231
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2034	830,000	845,554
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2037	80,000	80,505
Illinois St Gen. Oblig. 5% 2/1/2027	405,000	410,304
Illinois St Gen. Oblig. 5% 3/1/2027	135,000	137,017
Illinois St Gen. Oblig. Series 2016, 4% 1/1/2037 (Assured Guaranty Inc Insured)	195,000	195,013
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	100,000	100,936
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	230,000	231,717
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2032	100,000	104,079
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2034	265,000	273,158
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2035	55,000	56,598
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2027	170,000	174,602
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2032	145,000	150,915
Illinois St Gen. Oblig. Series 2019 A, 5% 11/1/2027	290,000	298,546
Illinois St Gen. Oblig. Series 2019 B, 5% 11/1/2031	235,000	248,962
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2027	545,000	553,142
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	145,000	157,314
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2038	965,000	1,040,489
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2026	105,000	105,982
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2039	140,000	137,280
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2028	325,000	336,850
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2041	560,000	541,419
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	120,000	121,793
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	50,000	53,558
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	1,255,000	1,332,826
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	175,000	181,983
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,655,000	1,771,569
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	485,000	523,338
Illinois St Gen. Oblig. Series MAY 2023 B, 5.5% 5/1/2047	625,000	657,865
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	815,000	877,724
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	375,000	399,937
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2030	45,000	45,279
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2027	80,000	82,216
Illinois St Gen. Oblig. Series OCTOBER 2024 B, 5% 10/1/2036	355,000	386,706
Illinois St Gen. Oblig. Series OCTOBER 2024C, 4% 10/1/2040	305,000	296,606
Illinois St Gen. Oblig. Series SEPTEMBER 2025 C, 5.25% 9/1/2031	500,000	551,439
Joliet IL Gen. Oblig. Series 2022, 5.5% 12/15/2044 (Build America Mutual Assurance Co Insured)	125,000	135,358
Kane Cook & Du Page Cntys Ill Cmnty College Dist No 509 Series 2021 B, 4% 12/15/2035	110,000	113,312
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2035	1,110,000	1,151,899
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2049 (Assured Guaranty Inc Insured)	985,000	1,007,077
TOTAL GENERAL OBLIGATIONS		23,836,362
Health Care - 0.8%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	995,000	1,008,832
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	550,000	556,196
Illinois Fin Auth Rev (Lurie Childrens Hospital Proj.) Series 2017, 4% 8/15/2039	1,410,000	1,358,251
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 4% 7/15/2037	115,000	115,285
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 5% 7/15/2042	270,000	274,910
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	250,000	259,221
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series A, 4.25% 3/1/2047	125,000	117,836
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	525,000	520,846
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	205,000	206,874
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033	105,000	106,125
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	95,000	95,864
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041	910,000	916,193
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2032	130,000	141,371
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2035	460,000	494,168
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2036	515,000	550,837
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2041	40,000	38,415
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2027	170,000	174,440
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	90,000	97,332
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2047	1,250,000	1,282,643
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2051	1,620,000	1,644,682
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021A, 4% 7/15/2036	440,000	447,897
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	315,000	323,078
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2052	355,000	359,223
Illinois Finance Authority Rev 5% 8/15/2032	125,000	136,997
Illinois Finance Authority Rev 5% 8/15/2039	420,000	455,493
TOTAL HEALTH CARE		11,683,009
Housing - 0.2%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	55,000	50,180
Illinois Housing Development Authority Series 2023 A, 4.5% 10/1/2038	45,000	46,402
Illinois Housing Development Authority Series 2023 K, 5.25% 10/1/2043	60,000	63,818
Illinois Housing Development Authority Series 2026A, 6.25% 10/1/2056	2,000,000	2,264,157
TOTAL HOUSING		2,424,557
Special Tax - 1.1%
Chicago IL Board of Education Series 2023, 5.25% 4/1/2033	105,000	115,335
Chicago IL Board of Education Series 2023, 5.25% 4/1/2034	300,000	328,160
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	765,000	832,064
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2043	1,325,000	1,435,050
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2026A, 5.5% 12/1/2056	1,000,000	1,066,678
Cook Cnty Ill Sales Tax Rev Series 2017, 4% 11/15/2040	1,205,000	1,180,434
Cook Cnty Ill Sales Tax Rev Series 2017, 5% 11/15/2033	1,325,000	1,358,828
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5.25% 11/15/2045	150,000	159,181
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	150,000	159,907
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	65,000	68,993
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	45,000	47,459
Illinois St Sales Tax Rev 5% 6/15/2028	245,000	256,377
Illinois St Sales Tax Rev 5% 6/15/2030	565,000	608,060
Illinois St Sales Tax Rev Series DECEMBER 2025 C, 5% 6/15/2041	1,000,000	1,086,566
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	200,000	220,891
Illinois St Sales Tax Rev Series FEBRUARY 2024 C, 5% 6/15/2040	115,000	124,540
Illinois St Sales Tax Rev Series MARCH 2025 C, 5% 6/15/2043	170,000	183,305
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	425,000	398,167
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 4% 6/15/2030	575,000	575,425
Illinois St Sales Tax Rev Series SEPTEMBER 2016 C, 4% 6/15/2029	185,000	185,137
Illinois St Sales Tax Rev Series SEPTEMBER 2016 C, 4% 6/15/2031	745,000	745,551
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2034	50,000	46,842
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2043	30,000	30,915
Sales Tax Securitization Corp Series 2020A, 4% 1/1/2038	1,050,000	1,050,580
Sales Tax Securitization Corp Series 2020A, 4% 1/1/2040 (Build America Mutual Assurance Co Insured)	1,900,000	1,895,462
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2038	95,000	104,790
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	100,000	109,307
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	505,000	544,966
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2043	135,000	145,077
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2044	80,000	85,370
Sales Tax Securitization Corp Series 2025A, 5% 1/1/2045	1,500,000	1,596,030
Southwestern IL Dev Auth Rev Series 2023 A, 5.5% 12/1/2035	105,000	117,225
TOTAL SPECIAL TAX		16,862,672
Transportation - 1.3%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2038 (c)	35,000	37,407
Chicago IL Midway Arpt Rev Series 2023A, 5.75% 1/1/2048 (Build America Mutual Assurance Co Insured) (c)	475,000	508,704
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036	60,000	60,672
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	490,000	495,156
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (c)	240,000	241,881
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2053 (Assured Guaranty Inc Insured)	415,000	374,070
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (c)	915,000	871,664
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4.375% 1/1/2053 (c)	1,115,000	1,065,075
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2048 (c)	310,000	311,737
Chicago IL O'Hare Intl Arpt Rev Series 2020 C, 4% 1/1/2038	1,755,000	1,762,291
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	435,000	436,807
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2042 (c)	30,000	31,397
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.25% 1/1/2045 (Assured Guaranty Inc Insured) (c)	75,000	78,770
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.25% 1/1/2053 (c)	530,000	539,522
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	335,000	369,615
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	535,000	585,962
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2043 (Build America Mutual Assurance Co Insured)	500,000	538,518
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2048 (c)	550,000	570,002
Chicago IL O'Hare Intl Arpt Rev Series 2025 A, 5.25% 1/1/2040 (c)	500,000	549,496
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.25% 1/1/2043 (c)	905,000	978,592
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.25% 1/1/2044 (c)	1,125,000	1,208,044
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.5% 1/1/2055 (c)	1,700,000	1,786,562
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	500,000	502,148
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2032	380,000	380,633
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2033	225,000	231,897
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2035	75,000	77,148
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 4% 1/1/2044	1,070,000	1,052,828
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2041	140,000	146,112
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	220,000	235,516
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	125,000	132,875
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	1,235,000	1,295,536
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 4% 1/1/2042	1,770,000	1,753,608
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2041	85,000	91,304
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2042	695,000	756,920
TOTAL TRANSPORTATION		20,058,469
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2023 B, 5% 1/1/2039 (Assured Guaranty Inc Insured)	145,000	156,430
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2042 (Build America Mutual Assurance Co Insured)	355,000	381,706
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2044 (Build America Mutual Assurance Co Insured)	430,000	459,068
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2039 (Build America Mutual Assurance Co Insured)	150,000	163,227
Chicago IL Wtr Rev 5% 11/1/2037	215,000	236,429
Chicago IL Wtr Rev 5% 11/1/2039	265,000	289,116
Chicago IL Wtr Rev Series 2000, 5% 11/1/2029	140,000	141,042
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	205,000	206,527
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2033	100,000	101,043
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2037	455,000	477,491
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2039	710,000	742,544
TOTAL WATER & SEWER		3,354,623
TOTAL ILLINOIS		80,280,951
Indiana - 1.6%
Education - 0.0%
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5% 6/1/2053	740,000	729,158
Electric Utilities - 0.0%
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2029	150,000	150,000
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2036	250,000	250,000
TOTAL ELECTRIC UTILITIES		400,000
General Obligations - 0.8%
Brownsburg IN 99 Sch Bldg Corp (Brownsburg Ind Bldg Corp Proj.) Series 2024B, 5% 7/15/2042	295,000	317,670
Crown Point IN Multi-Sch Bldg Corp Series 2021, 5% 7/15/2033	1,775,000	1,929,515
Crown Point IN Multi-Sch Bldg Corp Series 2021, 5% 7/15/2034	120,000	130,045
Indiana St Fin Auth Rev (Indiana St Proj.) Series 2022 A, 5% 2/1/2028	535,000	556,168
IPS Multi Sch Bldg Corp IN 5% 7/15/2041	690,000	755,473
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2037	1,020,000	1,092,584
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2038	145,000	155,020
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2039	985,000	1,051,188
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 3% 7/15/2035	30,000	28,433
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2031	45,000	46,960
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2032	25,000	26,031
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2033	115,000	119,545
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2034	30,000	31,147
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	1,390,000	1,564,061
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	2,100,000	2,350,514
Westfield-Washington Multi-School Building Corp Series 2025 B, 5% 1/15/2045	1,000,000	1,067,632
TOTAL GENERAL OBLIGATIONS		11,221,986
Health Care - 0.4%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	1,000,000	1,028,454
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 B, 5% 11/1/2028	35,000	36,019
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023A, 5% 10/1/2053	485,000	500,550
Indiana Fin Auth Health Sys Rev 5.25% 10/1/2045	510,000	555,218
Indiana Fin Auth Hosp Rev Series 2015A, 4% 12/1/2040	2,000,000	1,919,486
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	50,000	50,136
Indiana St Fin Auth Rev (Deaconess Hospital Proj.) Series 2016 A, 3.125% 3/1/2044	685,000	577,304
TOTAL HEALTH CARE		4,667,167
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2024 D 1, 4.55% 7/1/2044	810,000	809,912
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2022C1, 4.6% 7/1/2042	935,000	939,543
TOTAL HOUSING		1,749,455
Industrial Development - 0.0%
Whiting Ind Environmental Facs Series 2016A, 4.4% tender 3/1/2046 (BP PLC Guaranteed) (b)(c)	450,000	466,802
Lease Revenue - 0.1%
Allen County Building Corp Series 2024, 5% 7/15/2041	155,000	168,309
Avon Ind Cmnty Sch Bldg Corp Series 2023, 5.25% 7/15/2038	365,000	404,479
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2038	130,000	140,598
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2039	165,000	177,976
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.625% 7/15/2053 (Build America Mutual Assurance Co Insured)	65,000	70,267
TOTAL LEASE REVENUE		961,629
Special Tax - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2036	195,000	204,104
Indianapolis IN Loc Pub Impt Bd Bank Series 2021A, 5% 6/1/2031	410,000	449,997
Indianapolis IN Loc Pub Impt Bd Bank Series 2021A, 5% 6/1/2032	70,000	76,416
Indianapolis IN Loc Pub Impt Bd Bank Series 2021A, 5% 6/1/2035	195,000	211,618
Indianapolis Local Public Improvement Bond Bank Series 2025D, 5% 1/15/2039	1,000,000	1,109,298
TOTAL SPECIAL TAX		2,051,433
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2053	100,000	102,406
Indianapolis Local Public Improvement Bond Bank Series 2023I 1, 5% 1/1/2048	40,000	41,505
TOTAL TRANSPORTATION		143,911
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 1, 5% 10/1/2037	25,000	27,026
Indiana Finance Authority Series 2022 A, 5% 10/1/2037	50,000	54,898
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019 A, 5% 2/1/2039	150,000	156,373
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2036	275,000	288,578
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2024 A, 5% 2/1/2041	35,000	38,561
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2024B, 5% 2/1/2039	240,000	267,502
Indiana St Fin Auth Rev Series 2023 B, 5% 2/1/2043	600,000	651,467
Indiana St Fin Auth Rev Series 2024 A, 5% 2/1/2040	60,000	66,543
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2016 B, 5% 10/1/2028	100,000	100,550
TOTAL WATER & SEWER		1,651,498
TOTAL INDIANA		24,043,039
Iowa - 0.6%
General Obligations - 0.2%
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	170,000	170,599
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2035 (MassMutual Global Funding II Guaranteed)	3,000,000	3,198,505
TOTAL GENERAL OBLIGATIONS		3,369,104
Health Care - 0.0%
State of Iowa Board of Regents Series S U I 2022C, 5% 9/1/2036	170,000	184,565
State of Iowa Board of Regents Series S U I 2022C, 5% 9/1/2038	55,000	59,318
TOTAL HEALTH CARE		243,883
Lease Revenue - 0.0%
Iowa Fin Auth Rev Series 2021 A, 5% 8/1/2037	70,000	76,121
Iowa Fin Auth Rev Series 2021 A, 5% 8/1/2040	80,000	86,133
TOTAL LEASE REVENUE		162,254
Special Tax - 0.1%
Davenport Iowa Cmnty Sch Distsch Infrastructure Sales Svcs& Use Tax Rev Series 2026, 4% 6/1/2043 (Build America Mutual Assurance Co Insured)	2,000,000	1,947,657
Water & Sewer - 0.3%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2023 C, 5% 8/1/2037	80,000	89,242
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2026A, 5% 8/1/2036	3,000,000	3,490,497
Iowa Fin Auth Rev Series 2020 A, 5% 8/1/2035	195,000	210,245
Iowa Fin Auth Rev Series 2023 C, 5.25% 8/1/2053	75,000	79,655
TOTAL WATER & SEWER		3,869,639
TOTAL IOWA		9,592,537
Kansas - 0.4%
Education - 0.1%
Kansas St Dev Fin Auth Rv Series 2025 C1, 5% 9/1/2047	1,000,000	1,048,697
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2040	955,000	955,745
General Obligations - 0.2%
Johnson Cnty Kans Usd #512 Series 2023 A, 5% 10/1/2038	130,000	144,502
Riley Cnty KS Uni Sch Dist No 383 Series 2018A, 4% 9/1/2039	2,500,000	2,493,705
TOTAL GENERAL OBLIGATIONS		2,638,207
Health Care - 0.1%
Kansas St Dev Fin Auth Hosp Rev (Advent Health Proj.) Series 2021 B, 5% tender 11/15/2054 (b)	340,000	371,220
Kansas St Dev Fin Auth Hosp Rev 5% tender 11/15/2054 (b)	590,000	620,146
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2035	100,000	100,812
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2036	50,000	50,248
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2032	25,000	26,614
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2034	235,000	248,724
TOTAL HEALTH CARE		1,417,764
Special Tax - 0.0%
Kansas St Dept Transn Hwy Rev Series 2024A, 5% 9/1/2039	105,000	117,581
Kansas St Dept Transn Hwy Rev Series 2024A, 5% 9/1/2041	115,000	127,724
TOTAL SPECIAL TAX		245,305
Water & Sewer - 0.0%
Kansas St Dev Fin Auth Rv (KS Wtr State Rev Fund Proj.) 5% 5/1/2036	390,000	437,394
Kansas St Dev Fin Auth Rv (KS Wtr State Rev Fund Proj.) 5% 5/1/2038	110,000	121,994
TOTAL WATER & SEWER		559,388
TOTAL KANSAS		6,865,106
Kentucky - 2.0%
Education - 0.0%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5.25% 4/1/2050	235,000	248,530
Electric Utilities - 0.0%
Kentucky Bond Development Corp (Univ of Kentucky Eaas Proj.) Series 2026A, 5.5% 10/31/2056	700,000	752,053
General Obligations - 1.4%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% 12/1/2033 (Jefferies Financial Group Inc Guaranteed)	1,000,000	1,029,038
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,120,000	4,326,033
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	310,000	313,771
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 1, 4% tender 8/1/2052 (Morgan Stanley Guaranteed) (b)	95,000	96,395
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	1,640,000	1,755,081
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	3,175,000	3,363,955
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025C, 5% 5/1/2036 (BP PLC Guaranteed)	2,730,000	2,876,190
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2026A, 5% 6/1/2034 (Nomura Holdings Inc Guaranteed)	1,500,000	1,559,176
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 11/1/2038 (Assured Guaranty Inc Insured)	145,000	154,861
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	20,000	20,827
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2042	75,000	84,486
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2043	180,000	201,936
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2044	750,000	815,343
Kentucky State Property & Building Commission (Kentucky St Proj.) Series A, 5% 3/1/2038 (d)	1,500,000	1,701,624
Louisville & Jefferson Cnty KY Metro Govt Gen. Oblig. Series 2022A, 4% 4/1/2038	3,000,000	3,051,802
TOTAL GENERAL OBLIGATIONS		21,350,518
Health Care - 0.2%
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	425,000	429,732
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2041	885,000	896,787
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) Series 2017 B, 4.125% 8/15/2041	875,000	854,359
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 4% 6/1/2037 (Assured Guaranty Inc Insured)	60,000	59,767
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2031	345,000	346,421
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2016 A, 3% 10/1/2037	200,000	179,767
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	255,000	266,247
Warren Cnty KY Hosp Rev (Bowling Green-Warren Cnty Hosp Proj.) Series 2024, 5.25% 4/1/2054	185,000	191,874
TOTAL HEALTH CARE		3,224,954
Housing - 0.1%
Kentucky Hsg Corp Sf Mtg Rev Series 2026A, 6% 7/1/2056	895,000	988,352
Lease Revenue - 0.0%
Kentucky Bond Development Corp Series 2025A, 5% tender 8/15/2055 (Assured Guaranty Inc Insured) (b)	20,000	22,425
Kentucky St Pty & Bldgs Commn Series A, 5.25% 6/1/2038	85,000	94,006
TOTAL LEASE REVENUE		116,431
Special Tax - 0.0%
Kentucky Economic Dev Fin Auth Louisville Arena Proj Rev (Louisville Arena Authority Inc Proj.) Series 2017 A, 5% 12/1/2047 (Assured Guaranty Inc Insured)	955,000	955,044
Transportation - 0.2%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2049 (c)	1,500,000	1,556,215
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2054 (c)	925,000	953,144
TOTAL TRANSPORTATION		2,509,359
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2023 C, 5% 5/15/2051	1,160,000	1,208,105
TOTAL KENTUCKY		31,353,346
Louisiana - 0.9%
Education - 0.2%
Louisiana Pub Facs Auth Lease (Lsu Auxiliary Revenues Proj.) Series 2025, 5.25% 7/1/2055 (Assured Guaranty Inc Insured)	1,000,000	1,053,151
Louisiana Pub Facs Auth Lease (Lsu Auxiliary Revenues Proj.) Series 2025, 5.25% 7/1/2065 (Assured Guaranty Inc Insured)	1,000,000	1,047,739
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 10/15/2052	1,000,000	1,030,771
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2016 A, 4% 12/15/2031	150,000	150,466
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2020 A, 5% 4/1/2036	75,000	80,073
TOTAL EDUCATION		3,362,200
Electric Utilities - 0.0%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2021 B, 2.5% 4/1/2036	160,000	139,310
General Obligations - 0.3%
Louisiana St Gen. Oblig. Series 2019 A, 5% 3/1/2037	50,000	52,393
Louisiana St Gen. Oblig. Series 2020 A, 5% 3/1/2038	20,000	21,156
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2037	30,000	32,425
Louisiana St Gen. Oblig. Series 2022 A, 4% 4/1/2041	1,000,000	1,010,404
Louisiana St Gen. Oblig. Series 2022 A, 5% 4/1/2037	180,000	196,764
New Orleans LA Gen. Oblig. 5% 12/1/2029	555,000	584,073
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2035	1,065,000	1,112,343
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2036	100,000	104,154
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2037	605,000	628,338
TOTAL GENERAL OBLIGATIONS		3,742,050
Health Care - 0.1%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	275,000	246,925
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2016, 4% 5/15/2041	615,000	591,252
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	85,000	64,554
Louisiana Pub Facs Rev Series 2017, 4% 5/15/2042	585,000	560,820
Louisiana Pub Facs Rev Series 2024 A, 5% 4/15/2038	160,000	177,457
Tangipahoa Parish LA Hosp Svc (North Oaks Med Center Proj.) Series 2021, 4% 2/1/2041	280,000	270,195
TOTAL HEALTH CARE		1,911,203
Special Tax - 0.1%
Jefferson LA Sales Tax Dist Series 2019 B, 5% 12/1/2031 (Assured Guaranty Inc Insured)	250,000	266,542
Louisiana St Gas & Fuel Tax Rv Series 2025A, 5% 5/1/2040	45,000	50,177
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2039	175,000	190,272
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2043	265,000	283,575
TOTAL SPECIAL TAX		790,566
Transportation - 0.1%
Louisiana Pub Facs Rev Series 2024, 5% 9/1/2066 (c)	250,000	245,763
Louisiana St Grnt Antic Rev Series 2019A, 5% 9/1/2031	30,000	31,359
New Orleans LA Aviation Board 5% 1/1/2027 (c)	500,000	504,913
New Orleans LA Aviation Board 5% 1/1/2029 (c)	300,000	313,846
New Orleans LA Aviation Board 5.25% 1/1/2041 (c)	225,000	243,051
New Orleans LA Aviation Board 5.25% 1/1/2042 (c)	115,000	123,719
New Orleans LA Aviation Board 5.25% 1/1/2045 (c)	850,000	898,716
TOTAL TRANSPORTATION		2,361,367
Water & Sewer - 0.1%
Jefferson Parish LA Cons Wtr Series 2022, 4% 2/1/2027 (Build America Mutual Assurance Co Insured)	270,000	271,827
Jefferson Parish LA Cons Wtr Series 2022, 4% 2/1/2036 (Build America Mutual Assurance Co Insured)	1,075,000	1,106,323
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	235,000	257,630
TOTAL WATER & SEWER		1,635,780
TOTAL LOUISIANA		13,942,476
Maine - 0.3%
Education - 0.0%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5% 10/1/2036	25,000	28,073
General Obligations - 0.0%
Maine Govt Facs Auth Lease Rnt Rev Series 2020 A, 3% 10/1/2039	65,000	59,088
Maine Govt Facs Auth Lease Rnt Rev Series 2020 A, 5% 10/1/2038	125,000	131,101
TOTAL GENERAL OBLIGATIONS		190,189
Health Care - 0.1%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2037	810,000	812,761
Maine Health & Higher Edl Facsauth Rev Series 2024 A, 5.25% 7/1/2049 (Assured Guaranty Inc Insured)	730,000	773,261
TOTAL HEALTH CARE		1,586,022
Housing - 0.2%
Maine Hsg Auth Mtg Series 2026A, 4.8% 11/15/2051	2,000,000	2,010,526
Special Tax - 0.0%
Maine Municipal Bond Bank Series 2024A, 5% 11/1/2039	50,000	55,900
TOTAL MAINE		3,870,710
Maryland - 0.9%
General Obligations - 0.2%
Baltimore Cnty MD Ctfs Partn (Baltimore Cnty MD Proj.) Series 2022, 5% 3/1/2031	100,000	109,997
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2037	70,000	71,278
Prince Georges County MD Gen. Oblig. Series 2016 A, 4% 7/1/2029	50,000	50,014
Washington Suburban Sanitary Dist MD Series 2026, 4.375% 6/1/2052	3,000,000	3,010,662
TOTAL GENERAL OBLIGATIONS		3,241,951
Health Care - 0.5%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System Corp/The Proj.) Series 2025A, 5.25% 5/15/2055	1,000,000	1,065,731
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	290,000	300,154
Maryland Health & Higher Educational Facilities Authority (Tidalhealth Proj.) Series 2025 C, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	2,000,000	2,145,700
Maryland Health & Higher Educational Facilities Authority Series 2025, 5% 7/1/2038	400,000	440,761
Maryland Health & Higher Educational Facilities Authority Series 2025A, 5.25% 7/1/2052	1,500,000	1,580,110
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	865,000	824,926
Maryland St Hlth & HI Ed Facs Series 2017 A, 3.75% 5/15/2047	110,000	96,404
Maryland St Hlth & HI Ed Facs Series 2017 D, 4% 7/1/2048	300,000	274,413
TOTAL HEALTH CARE		6,728,199
Special Tax - 0.0%
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2034	25,000	25,908
Transportation - 0.0%
Maryland St Transn Auth 4% 7/1/2038	50,000	50,629
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2019 A, 4% 7/1/2044	1,910,000	1,859,495
Baltimore MD Proj Rev Series 2017 A, 5% 7/1/2046	530,000	530,528
Baltimore MD Proj Rev Series 2019 A, 4% 7/1/2044	805,000	782,723
TOTAL WATER & SEWER		3,172,746
TOTAL MARYLAND		13,219,433
Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority 5% 7/15/2036	165,000	176,062
Washington Metropolitan Area Transit Authority 5% 7/15/2039	270,000	285,704
TOTAL MARYLAND,VIRGINIA		461,766
Massachusetts - 3.0%
Education - 0.3%
Massachusetts Development Finance Agency (Boston University Mass Proj.) Series 2023 FF, 5% 10/1/2048	80,000	84,524
Massachusetts Ed Ln Auth Ed Ln Series 2022B, 3.625% 7/1/2038 (c)	205,000	201,992
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) 5% 7/15/2033	405,000	405,337
Massachusetts St Dev Fin Agy Rv (Boston College,Ma Proj.) 4.25% 7/1/2055	1,500,000	1,433,857
Massachusetts St Dev Fin Agy Rv (Suffolk Univ, MA Proj.) Series 2025, 5.5% 7/1/2045	125,000	131,521
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2050	655,000	678,541
Massachusetts St Dev Fin Agy Rv Series 2025 N 1, 4.5% 7/1/2054	100,000	95,661
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2052	800,000	820,310
University Mass Bldg Auth Proj Series 2017 1, 5.25% 11/1/2042	360,000	369,131
TOTAL EDUCATION		4,220,874
General Obligations - 1.4%
Brockton MA Gen. Oblig. 4% 8/1/2047	115,000	109,230
Greater Fall River Vocational School District 5% 6/1/2049	1,200,000	1,245,590
Massachusetts St (Massachusetts St Proj.) Gen. Oblig. Series 2022B, 4% 2/1/2040	80,000	81,091
Massachusetts St Gen. Oblig. 5% 11/1/2042	45,000	48,787
Massachusetts St Gen. Oblig. 5% 11/1/2048	475,000	498,914
Massachusetts St Gen. Oblig. 5% 4/1/2050	1,000,000	1,057,749
Massachusetts St Gen. Oblig. 5% 4/1/2055	2,000,000	2,093,113
Massachusetts St Gen. Oblig. 5% 6/1/2049	300,000	319,032
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	1,120,000	1,196,530
Massachusetts St Gen. Oblig. Series 2015E, 3.25% 9/1/2038	335,000	323,861
Massachusetts St Gen. Oblig. Series 2016E, 3% 4/1/2044	730,000	610,308
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	515,000	421,448
Massachusetts St Gen. Oblig. Series 2016G, 4% 9/1/2042	2,000,000	1,996,153
Massachusetts St Gen. Oblig. Series 2018 D, 3.625% 5/1/2043	195,000	188,280
Massachusetts St Gen. Oblig. Series 2018 D, 4% 5/1/2036	50,000	50,497
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2037	40,000	44,547
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	600,000	632,280
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2037	185,000	206,028
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2038	580,000	643,018
Massachusetts St Gen. Oblig. Series 2024 G, 5% 12/1/2031	3,040,000	3,396,783
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2042	155,000	170,157
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2049	170,000	179,329
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2054	535,000	557,683
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2038	40,000	44,906
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	135,000	150,862
Massachusetts St Gen. Oblig. Series 2025F, 5% 8/1/2048	1,000,000	1,069,318
Massachusetts St Gen. Oblig. Series 2025G, 5% 12/1/2050	1,015,000	1,077,300
Massachusetts St Gen. Oblig. Series 2026 D, 5% 6/1/2056	3,000,000	3,146,884
TOTAL GENERAL OBLIGATIONS		21,559,678
Health Care - 0.1%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2033	130,000	134,130
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2034	120,000	123,612
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2032	235,000	248,254
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2034	170,000	179,037
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 2, 5% 7/1/2037	95,000	100,887
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	120,000	130,716
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	295,000	290,959
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2017 S, 4% 7/1/2035	230,000	231,350
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series O 2, 4% 7/1/2045	335,000	311,787
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2046	535,000	535,006
TOTAL HEALTH CARE		2,285,738
Housing - 0.4%
Massachusetts Housing Finance Agency (Mass Hsg Res 12/10/02 Proj.) Series 2020 D 1, 2.65% 12/1/2055	200,000	133,571
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 3% 12/1/2050	180,000	177,750
Massachusetts Hsg Fin Agy (Mass Hsg Res 12/10/02 Proj.) Series 2026A 1, 5% 12/1/2066	3,000,000	3,045,243
Massachusetts Hsg Fin Agy 3.75% 6/1/2029	1,000,000	1,015,452
Massachusetts Hsg Fin Agy Series 2025 C 3, 3.15% 6/1/2030	1,400,000	1,402,767
TOTAL HOUSING		5,774,783
Other - 0.1%
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 4% 4/1/2041	2,205,000	2,202,448
Special Tax - 0.5%
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2048	1,030,000	1,105,941
Mass Bay Tran Auth Sls Tax Series 2024 A, 5% 7/1/2041	30,000	33,399
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	1,210,000	1,293,018
Mass Bay Tran Auth Sls Tax Series 2025 B, 5.25% 7/1/2050	1,500,000	1,625,747
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	45,000	48,364
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2018 A, 5.25% 2/15/2048	800,000	817,026
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2025 A, 5.25% 2/15/2050	2,000,000	2,155,674
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	160,000	166,552
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2051	300,000	316,137
TOTAL SPECIAL TAX		7,561,858
Transportation - 0.0%
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2039 (c)	120,000	124,428
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	50,000	38,971
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2035 (c)	200,000	209,266
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	65,000	67,817
TOTAL TRANSPORTATION		440,482
Water & Sewer - 0.2%
Massachusetts Clean Water Trust/The 5% 2/1/2039	30,000	32,771
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	50,000	53,700
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2042	150,000	163,880
Massachusetts St Wtr Res Auth Series 2016C, 4% 8/1/2036	105,000	105,109
Massachusetts St Wtr Res Auth Series 2026C, 5.25% 8/1/2056	2,500,000	2,695,272
TOTAL WATER & SEWER		3,050,732
TOTAL MASSACHUSETTS		47,096,593
Michigan - 2.1%
Education - 0.1%
Michigan St Univ Revs Series 2023A, 5% 8/15/2037	255,000	282,120
Michigan St Univ Revs Series 2023A, 5% 8/15/2041	115,000	125,249
Michigan St Univ Revs Series 2024A, 5% 8/15/2044	95,000	103,497
Michigan St Univ Revs Series 2024A, 5% 8/15/2049	335,000	353,130
Michigan St Univ Revs Series 2025A, 5.25% 2/15/2050	70,000	75,278
Wayne St Univ MI Univ Revs Series 2013A, 4% 11/15/2044	215,000	208,063
TOTAL EDUCATION		1,147,337
General Obligations - 0.3%
City of Lansing MI Gen. Oblig. Series 2023B, 5% 6/1/2042 (Assured Guaranty Inc Insured)	100,000	108,293
Forest Hills MI Pub Schs 5% 5/1/2040	1,000,000	1,108,554
Huron Valley MI Sch Dist Series 2026 I, 5% 5/1/2039	3,000,000	3,403,889
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 5% 10/15/2047	95,000	99,850
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 4% 10/15/2043	35,000	35,133
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	85,000	94,531
Port Huron MI Area Sch Dist Series 2016, 4% 5/1/2045 (Assured Guaranty Inc Insured)	100,000	97,892
Utica MI Cmnty Schs Series 2019, 5% 5/1/2032 (State of Michigan Guaranteed)	165,000	174,783
TOTAL GENERAL OBLIGATIONS		5,122,925
Health Care - 0.4%
Michigan Fin Auth Rev (Beaumont Health Proj.) Series 2016 A, 4% 11/1/2046	415,000	379,983
Michigan Fin Auth Rev (Corewell Health Proj.) 4% 4/15/2042	785,000	768,085
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	255,000	278,587
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2037	220,000	237,778
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2038	45,000	48,426
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2041	720,000	723,346
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	580,000	530,295
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2032	105,000	110,844
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2033	165,000	173,669
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2036	250,000	260,876
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2037	345,000	359,048
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2037	95,000	97,212
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 2, 4% 12/1/2036	195,000	195,254
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 5, 4% 12/1/2040	295,000	287,927
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	100,000	89,811
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019MI 1, 4% 12/1/2048	590,000	533,795
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	1,375,000	1,018,442
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 5% 12/1/2041	125,000	130,269
Michigan Fin Auth Rev Series 2017 MI, 4% 12/1/2046	200,000	184,640
Michigan Fin Auth Rev Series MI 2022 B, 5% tender 12/1/2043 (b)	160,000	166,511
Michigan St Hosp Fin Auth Rev Series SUB 2025 B1, 5% tender 8/15/2055 (b)	250,000	274,160
TOTAL HEALTH CARE		6,848,958
Housing - 0.4%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 6.25% 12/1/2055	150,000	165,104
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 4.65% 12/1/2049	450,000	450,146
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	635,000	685,496
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024D, 4.55% 6/1/2055	575,000	567,107
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2025 C, 5.1% 6/1/2056	1,500,000	1,542,038
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2024A, 4.8% 10/1/2064	1,055,000	1,060,803
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 A, 4.5% 10/1/2038	220,000	226,888
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 4.8% 12/1/2043	370,000	383,082
Michigan Hsg Dev Rental Hsg (Michigan St Hsg Dev Auth Mfrev Proj.) Series 2018 A, 4.15% 10/1/2053	30,000	27,438
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	120,000	98,082
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	150,000	115,247
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.5% 10/1/2054	190,000	155,107
TOTAL HOUSING		5,476,538
Special Tax - 0.4%
Detroit Mich Regl Convention Fac Auth Convention Fac Tax Rev Series 2024C, 5% 10/1/2039	25,000	27,082
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2045	850,000	836,361
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	1,140,000	1,063,319
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2031	55,000	57,586
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2033	95,000	99,059
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	40,000	41,376
Michigan St Trunk Line Fd 4% 11/15/2045	1,775,000	1,724,768
Michigan St Trunk Line Fd 5% 11/15/2034	110,000	119,393
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2044	2,035,000	2,004,403
Michigan St Trunk Line Fd Series 2021 A, 5% 11/15/2034	155,000	170,885
TOTAL SPECIAL TAX		6,144,232
Transportation - 0.2%
Wayne Cnty MI Arpt Auth Rev Series 2021 A, 5% 12/1/2046	1,000,000	1,041,158
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2031 (c)	500,000	544,168
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2032 (c)	1,025,000	1,124,094
TOTAL TRANSPORTATION		2,709,420
Water & Sewer - 0.3%
Great Lakes Sewer Auth MI Series 2022A, 5.25% 7/1/2042	190,000	207,649
Great Lakes Sewer Auth MI Series 2022A, 5.25% 7/1/2052	500,000	525,397
Great Lakes Sewer Auth MI Series 2025 C, 5.5% 7/1/2050	275,000	298,971
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5.25% 7/1/2042	120,000	131,147
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 B, 5.25% 7/1/2047	1,025,000	1,087,391
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024A, 5% 7/1/2034	800,000	909,631
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2032	1,000,000	1,120,185
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2030	75,000	75,000
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2016 B, 5% 10/1/2028	335,000	336,943
TOTAL WATER & SEWER		4,692,314
TOTAL MICHIGAN		32,141,724
Minnesota - 1.0%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 4% 10/1/2044	95,000	93,295
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2022 B, 5% 10/1/2047	1,600,000	1,634,688
TOTAL EDUCATION		1,727,983
General Obligations - 0.1%
Minnesota St Gen. Oblig. Series 2023B, 5% 8/1/2038	100,000	111,154
South Washington Cnty MN Ind Sch Dist No 833 Series 2024A, 5% 2/1/2037 (Minnesota St Guaranteed)	230,000	250,563
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	1,260,000	1,236,241
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	495,000	484,145
TOTAL GENERAL OBLIGATIONS		2,082,103
Health Care - 0.5%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	400,000	406,013
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	820,000	754,435
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	565,000	566,587
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	80,000	85,975
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	110,000	118,317
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2042	65,000	69,627
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2047	365,000	384,506
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	110,000	118,949
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	1,615,000	1,656,687
St Cloud Minn Health Care Rv Series 2026, 5% 5/1/2036	2,000,000	2,265,923
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) Series 2015A, 4% 7/1/2035	375,000	374,985
TOTAL HEALTH CARE		6,802,004
Housing - 0.2%
Minnesota St Hsg Fin Agy (MN Residential Hsg Proj.) Series 2026A, 6% 7/1/2056	2,635,000	2,955,263
Minnesota St Hsg Fin Agy 6.25% 7/1/2055	165,000	183,843
TOTAL HOUSING		3,139,106
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	140,000	141,689
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	115,000	116,345
Minneapolis Met Airport Commis Series 2022A, 5% 1/1/2052	1,000,000	1,024,163
Minneapolis Met Airport Commis Series 2024B, 5% 1/1/2040 (c)	265,000	285,188
TOTAL TRANSPORTATION		1,567,385
TOTAL MINNESOTA		15,318,581
Mississippi - 0.2%
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Mississippi St Proj.) 5% 1/1/2028	40,000	41,430
Mississippi St Gen. Oblig. Series 2019 B, 4% 10/1/2036	35,000	35,559
Mississippi St Gen. Oblig. Series 2021C, 5% 10/1/2035	30,000	31,338
TOTAL GENERAL OBLIGATIONS		108,327
Health Care - 0.1%
Medical Ctr Edl Bld Crp MS Rev Series 2017A, 5% 6/1/2047	1,000,000	1,005,425
Mississippi Hosp Eq & Facs Aut (Ochsner Clinic Foundation Proj.) Series 2025 C, 5.5% 5/15/2055	570,000	608,066
TOTAL HEALTH CARE		1,613,491
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) 4.8% 12/1/2045	125,000	128,355
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2024 E, 4.6% 12/1/2049	800,000	797,261
Mississippi Home Corp Single Family Mtg Rev 4.95% 6/1/2053	375,000	379,551
TOTAL HOUSING		1,305,167
Special Tax - 0.0%
Mississippi Gaming Tax Rev Series 2019 A, 5% 10/15/2028	35,000	36,661
TOTAL MISSISSIPPI		3,063,646
Missouri - 1.3%
Education - 0.0%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 4% 10/1/2048	200,000	183,234
Electric Utilities - 0.1%
Missouri Joint Muni Elec Util Comm Pwr Proj Rev Series 2025, 5% 12/1/2038	1,000,000	1,117,928
Springfield MO Pub Utils Brd Ctfs Partn Series 2025, 5% 11/1/2038	520,000	579,111
TOTAL ELECTRIC UTILITIES		1,697,039
General Obligations - 0.1%
Clay Cnty MO Pub Sch Dist N 53 Series 2023, 5% 3/1/2040	30,000	32,127
Hazelwood MO Sch Dist 4% 3/1/2041 (Build America Mutual Assurance Co Insured)	75,000	75,958
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	30,000	32,081
St Louis Cnty MO Spl Oblig (St Louis Cnty MO Proj.) Series 2022A, 4% 12/1/2042	1,000,000	980,176
St Louis Cnty MO Spl Oblig Series 2022A, 5% 12/1/2036	95,000	100,649
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2040 (Assured Guaranty Inc Insured)	355,000	372,710
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2045 (Assured Guaranty Inc Insured)	140,000	144,957
TOTAL GENERAL OBLIGATIONS		1,738,658
Health Care - 0.4%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2015A, 4% 1/1/2045	1,045,000	1,015,754
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 2.25% 7/1/2036	170,000	143,341
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2034	85,000	87,131
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2035	125,000	127,415
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2040	100,000	99,705
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) Series 2017A, 4% 5/15/2048	120,000	108,979
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 6/1/2031	70,000	73,092
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2012, 4% 11/15/2042	820,000	802,802
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4% 11/15/2045	1,565,000	1,466,184
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4.25% 11/15/2048	65,000	60,973
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	510,000	442,758
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2018A, 5% 6/1/2030	65,000	68,014
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 3% 6/1/2050	440,000	341,535
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	760,000	676,041
Missouri Hlth & Edl Facs Rev 5% tender 4/1/2059 (b)	545,000	597,827
TOTAL HEALTH CARE		6,111,551
Housing - 0.2%
Missouri St Hsg Dev Com Sf Mtg 4.6% 11/1/2048	95,000	95,312
Missouri St Hsg Dev Com Sf Mtg Series 2022C, 4.2% 11/1/2042	70,000	70,347
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.95% 11/1/2050	100,000	101,466
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	165,000	169,821
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2024C, 4.7% 11/1/2054	90,000	90,227
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2024C, 6% 5/1/2055	240,000	264,308
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2025D, 4.8% 11/1/2040	100,000	104,981
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2026A, 5.75% 5/1/2057	2,000,000	2,212,925
TOTAL HOUSING		3,109,387
Lease Revenue - 0.1%
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2036	200,000	223,230
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2038	145,000	159,909
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2041	1,000,000	1,086,387
TOTAL LEASE REVENUE		1,469,526
Special Tax - 0.0%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2036	300,000	305,228
Kansas City MO Spl Oblig Series 2022C, 5% 9/1/2036	25,000	27,339
St Louis Cnty MO Spl Oblig (St Louis Cnty MO Pkwy Sch Dist Proj.) Series 2020A, 3% 12/1/2031	60,000	59,688
TOTAL SPECIAL TAX		392,255
Transportation - 0.4%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2036 (c)	1,435,000	1,435,400
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (c)	100,000	103,000
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2046 (c)	2,000,000	2,024,084
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2054 (c)	1,190,000	1,192,779
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2032	1,000,000	1,057,639
St Louis MO Arpt Rev Series 2024A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	45,000	49,079
St Louis MO Arpt Rev Series 2024A, 5.25% 7/1/2049 (Assured Guaranty Inc Insured)	100,000	106,288
TOTAL TRANSPORTATION		5,968,269
TOTAL MISSOURI		20,669,919
Montana - 0.1%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2031	20,000	20,225
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 4.125% 7/1/2038	520,000	523,218
TOTAL HEALTH CARE		543,443
Housing - 0.1%
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	600,000	657,187
TOTAL MONTANA		1,200,630
Nebraska - 0.8%
Education - 0.0%
University NE Facs Corp Rev Series 2018, 5% 7/15/2029	185,000	193,585
Electric Utilities - 0.2%
Omaha Public Power District Series 2019 A, 3% 2/1/2034	20,000	19,476
Omaha Public Power District Series 2024 A, 5% 2/1/2040	235,000	258,149
Omaha Public Power District Series 2024 B, 5% 2/1/2038	55,000	60,964
Omaha Public Power District Series 2024C, 5% 2/1/2054	65,000	67,737
Omaha Public Power District Series 2025 A, 5.25% 2/1/2050	2,000,000	2,146,203
Omaha Public Power District Series 2025B, 5% 2/1/2055	850,000	891,174
TOTAL ELECTRIC UTILITIES		3,443,703
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	1,040,000	1,111,735
Health Care - 0.1%
Boys Town Vlg Neb Rev (Flanagan's Boys' Home Proj.) Series 2026, 5% 7/1/2055	1,000,000	1,013,874
Housing - 0.2%
Nebraska Invt Fin Auth Single Family Hsg Rev 4.5% 9/1/2044	1,010,000	1,013,715
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2023 C, 4.65% 9/1/2048	385,000	386,069
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2023 G, 4.95% 9/1/2038	200,000	211,588
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2023E, 4.65% 9/1/2043	130,000	131,968
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2026A, 6.25% 3/1/2055	1,115,000	1,245,628
TOTAL HOUSING		2,988,968
Transportation - 0.2%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2039 (Assured Guaranty Inc Insured) (c)	2,240,000	2,478,222
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2049 (Assured Guaranty Inc Insured) (c)	150,000	157,273
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2054 (Assured Guaranty Inc Insured) (c)	750,000	780,468
TOTAL TRANSPORTATION		3,415,963
TOTAL NEBRASKA		12,167,828
Nevada - 1.3%
Electric Utilities - 0.0%
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	35,000	35,620
General Obligations - 0.2%
Clark Cnty NV Gen. Oblig. Series 2018, 4% 12/1/2037	290,000	292,895
Clark Cnty NV Gen. Oblig. Series 2018, 4% 7/1/2044	430,000	424,656
Clark Cnty NV Gen. Oblig. Series 2019, 4% 6/1/2036	490,000	499,319
Clark Cnty NV School Dist Series 2018A, 4% 6/15/2035	80,000	80,509
Clark Cnty NV School Dist Series 2018A, 4% 6/15/2036	175,000	175,929
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2032	75,000	77,936
Clark Cnty NV School Dist Series 2021 B, 3% 6/15/2036 (Build America Mutual Assurance Co Insured)	300,000	277,937
Clark Cnty NV School Dist Series 2024A, 5% 6/15/2039	95,000	104,287
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2040	100,000	110,181
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2043	200,000	217,613
Nevada St Gen. Oblig. Series 2024A, 5% 5/1/2036	70,000	79,957
Washoe Cnty Nev Sch Dist Series 2017 C, 3.125% 10/1/2040 (Assured Guaranty Inc Insured)	145,000	130,320
Washoe Cnty Nev Sch Dist Series 2017 C, 3.25% 10/1/2042 (Assured Guaranty Inc Insured)	190,000	169,018
Washoe Cnty Nev Sch Dist Series 2024A, 4% 6/1/2043	1,110,000	1,117,189
TOTAL GENERAL OBLIGATIONS		3,757,746
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev Series 2023D, 5% 10/1/2053	270,000	275,256
Special Tax - 0.6%
Clark Cnty Nev Sales & Excise Tax Rev Series 2023, 5% 7/1/2037	140,000	155,645
Clark Cnty Nev Sales & Excise Tax Rev Series 2023, 5% 7/1/2039	1,500,000	1,654,432
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2031	100,000	102,175
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2034	80,000	81,525
Clark Cnty NV Hwy Impt Rev Series 2023, 4% 7/1/2042	475,000	476,526
Clark Cnty NV Hwy Impt Rev Series 2023, 5% 7/1/2038	60,000	66,216
Clark Cnty NV Hwy Impt Rev Series 2023, 5% 7/1/2041	530,000	576,872
Clark Cnty NV Hwy Impt Rev Series 2024, 4% 7/1/2041	1,500,000	1,512,139
Clark Cnty NV Hwy Impt Rev Series 2024, 4% 7/1/2043	805,000	808,439
Clark Cnty NV Hwy Impt Rev Series 2025, 5% 7/1/2038	670,000	752,587
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2016, 3% 7/1/2037	150,000	141,886
Las Vegas Convention & Visitors Authority Series 2018 C, 4% 7/1/2048	360,000	335,517
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	25,000	27,289
Las Vegas Convention & Visitors Authority Series 2022B, 5.25% 7/1/2049	1,000,000	1,046,951
Las Vegas Convention & Visitors Authority Series 2023 A, 5% 7/1/2049	80,000	82,804
Reno Nev Cap Impt Rev Series 2019 A1, 4% 6/1/2043 (Assured Guaranty Inc Insured)	180,000	178,384
TOTAL SPECIAL TAX		7,999,387
Transportation - 0.2%
Clark Cnty NV Arpt Rev Series 2019 D, 5% 7/1/2031	975,000	1,039,124
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2031	95,000	101,248
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2032	1,465,000	1,558,543
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2026 (c)	45,000	44,999
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	805,000	823,157
TOTAL TRANSPORTATION		3,567,071
Water & Sewer - 0.3%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2038	55,000	55,930
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2044	100,000	99,366
Las Vegas Valley NV Gen. Oblig. Series 2023 A, 5% 6/1/2043	225,000	244,816
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2043	195,000	215,550
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5.25% 6/1/2055	1,000,000	1,068,602
Las Vegas Valley NV Gen. Oblig. Series 2026 A, 5% 6/1/2039	2,000,000	2,292,309
Truckee Meadows NV Wtr Au Rev Series 2016, 5% 7/1/2037	100,000	100,000
TOTAL WATER & SEWER		4,076,573
TOTAL NEVADA		19,711,653
New Hampshire - 0.1%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (Trustees of Dartmouth College Proj.) Series 2025 A, 5% 6/1/2035	370,000	430,457
Electric Utilities - 0.1%
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) 5.5% 6/1/2055	800,000	841,713
Housing - 0.0%
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2025A, 6.5% 1/1/2056	345,000	388,148
TOTAL NEW HAMPSHIRE		1,660,318
New Jersey - 0.9%
Education - 0.0%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2029 (c)	250,000	263,849
New Jersey Educational Facilities Authority (Montclair State University Inc Proj.) Series 2016B, 5% 7/1/2029	135,000	135,048
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	30,000	30,026
TOTAL EDUCATION		428,923
General Obligations - 0.4%
Jersey City NJ Gen. Oblig. Series 2025, 4% 10/1/2039	2,000,000	2,028,618
New Jersey St Gen. Oblig. 3% 6/1/2032	600,000	599,442
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (e)	1,000,000	871,304
New Jersey Trans Trust Fund Auth 4% 12/15/2039	945,000	945,417
New Jersey Trans Trust Fund Auth 5% 6/15/2030	80,000	86,706
New Jersey Trans Trust Fund Auth 5% 6/15/2032	165,000	180,998
New Jersey Trans Trust Fund Auth 5% 6/15/2038	30,000	32,767
New Jersey Trans Trust Fund Auth 5% 6/15/2050	1,000,000	1,043,977
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	45,000	48,861
TOTAL GENERAL OBLIGATIONS		5,838,090
Health Care - 0.2%
New Jersey Health Care (AHS Hospital Corp Proj.) Series 2016, 4% 7/1/2041	1,320,000	1,297,564
New Jersey Health Care (Inspira Health Proj.) Series 2016A, 4% 7/1/2041	1,895,000	1,877,411
TOTAL HEALTH CARE		3,174,975
Housing - 0.1%
New Jersey Housing & Mortgage Finance Agency Series 2025B, 2.95% 11/1/2027	1,500,000	1,500,805
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 5.1% 10/1/2050	490,000	502,238
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2023 SUB E2, 3.3% 11/1/2026	100,000	100,136
TOTAL HOUSING		2,103,179
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2046	915,000	911,988
Transportation - 0.1%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	790,000	790,494
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	185,000	185,268
New Jersey Turnpike Authority 5% 1/1/2048	1,000,000	1,026,594
Port Auth NY & NJ Series 243, 5% 12/1/2038	75,000	84,467
TOTAL TRANSPORTATION		2,086,823
TOTAL NEW JERSEY		14,543,978
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ 5% 9/15/2029 (c)	500,000	516,508
Port Auth NY & NJ 5% 9/15/2030 (c)	150,000	154,808
Port Auth NY & NJ 5% 9/15/2031 (c)	940,000	969,113
Port Auth NY & NJ Series 231, 5% 8/1/2026 (c)	130,000	130,218
Port Auth NY & NJ Series 231, 5% 8/1/2038 (c)	40,000	42,869
Port Auth NY & NJ Series 242, 5% 12/1/2040 (c)	135,000	145,234
Port Auth NY & NJ Series 246, 5% 9/1/2041 (c)	390,000	421,067
TOTAL NEW JERSEY,NEW YORK		2,379,817
New Jersey,Pennsylvania - 0.0%
Transportation - 0.0%
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	25,000	26,132
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	320,000	333,964
TOTAL NEW JERSEY,PENNSYLVANIA		360,096
New Mexico - 0.6%
General Obligations - 0.2%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	2,575,000	2,738,232
Health Care - 0.2%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2017 A, 4% 8/1/2035	270,000	270,216
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 3% 8/1/2048	1,975,000	1,506,796
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 5% 8/1/2044	100,000	102,026
New Mexico St Hosp Equip Ln Council Hosp Rev Series 2017 A, 4% 8/1/2039	1,500,000	1,428,259
TOTAL HEALTH CARE		3,307,297
Housing - 0.1%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2025A, 4.55% 9/1/2045	490,000	490,671
New Mexico Mtg Fin Auth Series 2022D, 5.25% 3/1/2053	340,000	359,141
New Mexico Mtg Fin Auth Series 2024C, 6% 3/1/2055	80,000	87,476
New Mexico Mtg Fin Auth Series 2026A, 4.8% 9/1/2056	340,000	340,229
TOTAL HOUSING		1,277,517
Industrial Development - 0.0%
Farmington NM Pollution Ctl Series 2010 E, 3.875% tender 6/1/2040 (b)	295,000	301,372
Special Tax - 0.1%
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2036	70,000	77,435
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2039	45,000	49,112
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2040	315,000	342,580
New Mexico St Severance Tax Series 2025 A, 5% 7/1/2034	950,000	1,020,794
TOTAL SPECIAL TAX		1,489,921
TOTAL NEW MEXICO		9,114,339
New York - 9.0%
Education - 0.1%
Build NYC Resource Corp Series 2025, 4% 9/1/2041	150,000	146,963
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2017, 4% 7/1/2046	370,000	354,595
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) 5% 7/1/2039	170,000	170,000
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 4% 7/1/2041	660,000	657,024
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 4% 7/1/2037	250,000	255,810
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2027	500,000	513,177
TOTAL EDUCATION		2,097,569
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	1,000,000	1,002,054
General Obligations - 2.4%
City of New York NY Gen. Oblig. 5% 4/1/2037	375,000	416,550
City of New York NY Gen. Oblig. 5% 4/1/2043	1,500,000	1,619,880
City of New York NY Gen. Oblig. 5% 8/1/2033	2,000,000	2,253,648
City of New York NY Gen. Oblig. 5% 8/1/2039	360,000	398,431
City of New York NY Gen. Oblig. 5% 8/1/2047	900,000	928,242
City of New York NY Gen. Oblig. 5.25% 4/1/2047	395,000	423,376
City of New York NY Gen. Oblig. Series 1, 5% 8/1/2033	45,000	46,014
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2037	120,000	120,842
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2035	45,000	46,514
City of New York NY Gen. Oblig. Series 2021 C, 4% 8/1/2041	250,000	246,836
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	145,000	155,337
City of New York NY Gen. Oblig. Series 2026 SUB A 1, 5% 8/1/2048	2,000,000	2,111,893
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 4% 10/1/2035	880,000	895,095
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2033	200,000	211,750
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2034	1,000,000	1,056,526
City of New York NY Gen. Oblig. Series FISCAL 2021 1, 5% 4/1/2035	615,000	666,048
City of New York NY Gen. Oblig. Series FISCAL 2022A SUB A 1, 4% 8/1/2040	1,000,000	989,982
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5% 5/1/2037	2,200,000	2,387,013
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2039	45,000	49,272
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2043	135,000	145,522
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2037	115,000	125,425
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2042	50,000	53,498
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5.25% 9/1/2041	2,000,000	2,180,569
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2037	240,000	261,933
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	1,225,000	1,337,452
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2037	30,000	33,398
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2046	635,000	687,264
City of New York NY Gen. Oblig. Series FISCAL 2026 D, 5% 10/1/2044	1,000,000	1,088,726
City of New York NY Gen. Oblig. Series FISCAL 2026 D, 5.25% 10/1/2051	3,000,000	3,193,038
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	400,000	436,134
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2051	1,500,000	1,550,983
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	2,000,000	2,066,414
New York NY City Health & Hosp (City of New York NY Proj.) Series 2020 A, 4% 2/15/2045	965,000	927,880
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) 5% 7/15/2040	1,000,000	1,128,766
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 2A, 5% 7/15/2036	75,000	77,940
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2020 SUB S 1A, 5% 7/15/2034	285,000	302,027
New York St Dorm Auth Revs Non St Supported Debt (New York St Proj.) Series 2018 1, 5% 1/15/2032	805,000	830,394
NY St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2039 (Assured Guaranty Inc Insured)	630,000	701,747
NY St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) Series 2026A, 5% 10/1/2038 (Assured Guaranty Inc Insured)	2,500,000	2,798,380
TOTAL GENERAL OBLIGATIONS		34,950,739
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 5% 5/1/2038	270,000	292,149
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2047 (Assured Guaranty Inc Insured)	575,000	598,466
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2049	100,000	108,231
TOTAL HEALTH CARE		998,846
Housing - 1.1%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2026 A 2, 3.25% tender 11/1/2065 (b)	2,000,000	2,012,234
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series I 1, 3.95% 11/1/2036	275,000	275,062
New York City Housing Development Corp (New York Mhsg Proj.) Series 2026D, 4.75% 11/1/2046	1,500,000	1,505,536
New York City Housing Development Corp 4.85% 11/1/2045	1,000,000	1,023,774
New York City Housing Development Corp Series 2017 G 1, 3.7% 11/1/2047	55,000	48,521
New York City Housing Development Corp Series 2018 C 1, 3.7% 11/1/2038	860,000	837,352
New York City Housing Development Corp Series 2018 H, 4% 11/1/2043	530,000	515,968
New York City Housing Development Corp Series 2023 E 1, 4.85% 11/1/2053	300,000	302,261
New York City Housing Development Corp Series 2024 A1, 4.55% 11/1/2044	400,000	402,968
New York City Housing Development Corp Series 2026 G 2, 3.15% tender 5/1/2066 (b)	3,000,000	3,012,804
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2020 L 1, 2.5% 11/1/2045	365,000	266,591
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2020 M 1, 2.5% 11/1/2045	60,000	43,822
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025 E, 3.15% tender 11/1/2065 (b)	1,500,000	1,503,788
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.15% tender 5/1/2065 (b)	1,500,000	1,501,938
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2016 C, 3.25% 11/1/2041	180,000	157,793
New York St Hsg Fin Agy 3.6% tender 11/1/2044 (b)	640,000	647,301
New York St Hsg Fin Agy Series 2019 P, 3% 11/1/2044	65,000	54,625
New York St Hsg Fin Agy Series 2020 E, 2.2% 11/1/2040	100,000	79,686
New York St Hsg Fin Agy Series 2024 A, 3.45% tender 11/1/2063 (b)	50,000	50,086
New York St Hsg Fin Agy Series 2025 SUB F2, 3.125% tender 5/1/2056 (b)	2,000,000	2,003,103
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY NINTH, 3.55% 10/1/2033	225,000	225,003
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 I 1, 2.55% 11/1/2045	285,000	208,615
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	110,000	92,848
NY City Hsg Dev Corp Multifamily Hsg Rev 4.85% 11/1/2052	1,590,000	1,603,992
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	30,000	27,043
TOTAL HOUSING		18,402,714
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	200,000	200,025
Other - 0.0%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2054	360,000	377,659
New York City Trust Cultural Resources Rev Series 2019, 5% 12/1/2037	60,000	63,360
New York City Trust Cultural Resources Rev Series 2019, 5% 12/1/2039	60,000	63,099
TOTAL OTHER		504,118
Special Tax - 3.8%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	600,000	601,918
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	1,310,000	1,259,079
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2034	675,000	683,415
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2038	720,000	802,743
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2043	570,000	634,728
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	600,000	644,482
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	560,000	617,551
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	1,130,000	1,238,324
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2048	1,280,000	1,339,349
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5% 5/1/2044	770,000	834,202
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5% 5/1/2045	1,250,000	1,358,140
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB A 1, 5.25% 5/1/2052	1,500,000	1,598,032
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2034	2,000,000	2,283,148
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB G1, 5% 11/1/2039	2,185,000	2,461,006
New York City Transitional Finance Authority 5% 11/1/2043	1,105,000	1,213,227
New York City Transitional Finance Authority 5% 11/1/2043	1,000,000	1,093,201
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2045	80,000	85,965
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2046	95,000	101,178
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5.25% 5/1/2048	80,000	85,630
New York City Transitional Finance Authority Series FISCAL 2025ASUB A1, 5% 11/1/2037	2,000,000	2,239,367
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 1, 5% 5/1/2044	500,000	543,962
New York NY City Transitional Fin Auth Rev (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024A SUB A 1, 5% 5/1/2045	500,000	533,141
New York NY City Transitional Fin Auth Rev 4% 11/1/2037	95,000	96,308
New York NY City Transitional Fin Auth Rev 4% 8/1/2042	300,000	295,087
New York NY City Transitional Fin Auth Rev 5% 5/1/2033	60,000	61,067
New York NY City Transitional Fin Auth Rev 5% 8/1/2043	120,000	128,528
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	70,000	73,917
New York NY City Transitional Fin Auth Rev Series 2016 A-1, 4% 5/1/2042	500,000	486,421
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 4% 8/1/2038	1,500,000	1,496,480
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2033	50,000	52,128
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	445,000	485,971
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2037	1,000,000	1,087,913
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 3% 11/1/2047	70,000	54,151
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 2, 5% 5/1/2037	325,000	341,220
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 3, 4% 5/1/2042	410,000	404,452
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2035	1,045,000	1,125,440
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2038	115,000	116,203
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2039	30,000	30,106
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2040	1,250,000	1,244,227
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2041	185,000	181,415
New York NY City Transitional Fin Auth Rev Series FISCAL 2021D SUB D1, 4% 11/1/2042	140,000	137,639
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 4% 2/1/2039	1,000,000	1,004,234
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2041	500,000	541,410
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5% 2/1/2042	1,000,000	1,077,812
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	90,000	95,880
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2025A, 5.25% 3/15/2050	130,000	139,467
New York St Dorm Auth Sales Tax Rev St Supported 5% 3/15/2048	75,000	78,945
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2039	35,000	36,537
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2039	110,000	110,275
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	185,000	186,275
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2037	1,950,000	1,983,324
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2046	185,000	194,706
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	55,000	60,698
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2039	340,000	378,610
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 4% 3/15/2043	35,000	34,393
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 4% 3/15/2047	590,000	548,917
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	60,000	45,631
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5.5% 3/15/2053	1,585,000	1,733,221
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2031	2,000,000	2,205,349
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2050	240,000	253,523
New York State Dormitory Authority 5% 3/15/2032	1,500,000	1,574,930
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2038	900,000	902,188
New York State Urban Development Corp (New York State Pit Proj.) Series 2023A, 5% 3/15/2042	195,000	212,518
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 4% 3/15/2038	35,000	35,166
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2042	40,000	43,148
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2025 B, 5% 3/15/2059	3,000,000	3,122,082
New York Twy Auth Pers Income Tax Rev Series 2022A, 5% 3/15/2048	1,020,000	1,062,773
New York Twy Auth Pers Income Tax Rev Series 2025 A, 5% 3/15/2053	1,000,000	1,046,463
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2043	220,000	239,551
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2045	160,000	173,088
NY Convention Ctr Dev Corp Rev Series 2015, 4% 11/15/2040	910,000	909,964
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	100,000	100,979
NY Mta Dedicated Tax Fund Series B 1, 5% 11/15/2047	100,000	101,044
NY Payroll Mobility Tax Series 2021 B 1, 5% 5/15/2037	130,000	140,523
NY Payroll Mobility Tax Series 2022 D 2, 4.5% 5/15/2052	2,000,000	1,998,411
NY Payroll Mobility Tax Series 2024 B B 1, 5.25% 5/15/2054	840,000	889,297
NY Payroll Mobility Tax Series 2024A, 5% 5/15/2044	85,000	92,259
NY Payroll Mobility Tax Series SUB 2021 C 1A, 4% 5/15/2042	460,000	455,235
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2038	35,000	38,481
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2043	30,000	32,538
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2053	1,065,000	1,105,680
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024ASUB A 1, 5% 5/15/2054	405,000	421,536
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024ASUB A 1, 5.25% 5/15/2059	2,000,000	2,092,278
TOTAL SPECIAL TAX		57,649,800
Transportation - 0.8%
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2029	200,000	201,591
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2028	875,000	882,136
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2029	1,355,000	1,365,779
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	100,000	100,630
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	105,000	101,334
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2036	30,000	30,172
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2037	1,115,000	1,117,659
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	45,000	47,045
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2046	70,000	65,281
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2039	50,000	54,811
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2040 (Assured Guaranty Inc Insured)	1,000,000	1,002,946
New York St Twy Auth Gen Rev Series O, 4% 1/1/2043	100,000	99,236
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 4% 1/1/2036 (c)	100,000	100,006
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2032 (c)	415,000	439,638
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2054 (Assured Guaranty Inc Insured) (c)	780,000	789,005
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 6% 6/30/2045 (Assured Guaranty Inc Insured) (c)	635,000	710,742
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 4.5% 12/31/2054 (Assured Guaranty Inc Insured) (c)	1,015,000	995,219
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Inc Insured) (c)	1,000,000	1,035,067
New York Transportation Development Corp 6% 6/30/2055 (Assured Guaranty Inc Insured) (c)	580,000	626,755
New York Transportation Development Corp 6% 6/30/2060 (Assured Guaranty Inc Insured) (c)	1,000,000	1,077,042
Port Auth NY & NJ Series 224, 4% 7/15/2041	750,000	755,350
Triborough Brdg & Tunl NY Revs 5% 11/15/2037	140,000	154,506
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2048	205,000	215,100
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 2, 5% 11/15/2044	115,000	125,195
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2033	745,000	758,826
TOTAL TRANSPORTATION		12,851,071
Water & Sewer - 0.6%
New York NY Cty Muni Wtr Fin Auth Series DD, 3.625% 6/15/2048	125,000	109,651
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2041	1,800,000	1,774,681
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 2, 4% 6/15/2041	1,000,000	985,934
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 SUB DD 3, 4% 6/15/2041	2,500,000	2,478,609
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 SUB DD 3, 5% 6/15/2041	335,000	355,859
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 DD, 3% 6/15/2038	40,000	36,523
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB AA 2, 3% 6/15/2040	180,000	160,705
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 SUB AA 1, 5.25% 6/15/2055	3,000,000	3,201,782
TOTAL WATER & SEWER		9,103,744
TOTAL NEW YORK		137,760,680
North Carolina - 0.2%
Escrowed/Pre-Refunded - 0.1%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	1,000,000	999,291
Health Care - 0.0%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	370,000	389,661
Housing - 0.0%
NC Hsg Fin Agy Homeownership Rev Series 54 A, 6.25% 1/1/2055	325,000	359,000
North Carolina Housing Finance Agency Series 55 A, 4.35% 1/1/2044	235,000	237,118
TOTAL HOUSING		596,118
Transportation - 0.1%
Raleigh Durham NC Arpt Auth Arpt Rev Series 2020 A, 5% 5/1/2034 (c)	900,000	955,453
Water & Sewer - 0.0%
Raleigh NC Comb Enterprise Sys Rev Series 2026, 5% 12/1/2056	250,000	265,631
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2043	90,000	79,455
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2046	295,000	242,848
TOTAL WATER & SEWER		587,934
TOTAL NORTH CAROLINA		3,528,457
North Dakota - 0.2%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 4% 6/1/2046 (Assured Guaranty Inc Insured)	25,000	23,826
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 4% 6/1/2051 (Assured Guaranty Inc Insured)	140,000	125,198
TOTAL EDUCATION		149,024
Housing - 0.2%
North Dakota Housing Finance Agency Series 2025 C, 5.75% 7/1/2056	2,000,000	2,182,571
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	100,000	107,649
North Dakota St Hsg Fin Agy Series 2024 C, 4.3% 7/1/2039	540,000	547,781
TOTAL HOUSING		2,838,001
Water & Sewer - 0.0%
North Dakota Pub Fin Auth Series 2024A, 5% 10/1/2036	65,000	74,100
TOTAL NORTH DAKOTA		3,061,125
Ohio - 2.2%
Education - 0.1%
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series A, 5% 10/1/2048	1,000,000	1,045,051
Ohio St Higher Ed Fac Comm Series A, 5% 2/1/2041	70,000	74,468
Ohio St Univ Gen Rcpts Series 2021 A, 5% 12/1/2036	40,000	43,742
University Cincinnati OH Gen Series 2024A, 5% 6/1/2049	200,000	209,084
TOTAL EDUCATION		1,372,345
Electric Utilities - 0.0%
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (c)	100,000	100,793
Escrowed/Pre-Refunded - 0.0%
Ohio St Hsg Fin Agy Res Mtg Rev Series 2019B, 4% 1/1/2046 (Pre-refunded to 1/1/2029 at 100)	25,000	25,821
General Obligations - 1.0%
Avon Lake OH City Sch Dist Series 2025, 5% 12/1/2052	650,000	677,411
Avon Lake OH City Sch Dist Series 2025, 5.25% 12/1/2062	1,075,000	1,131,286
Bedford OH City Sch Dist Series 2025, 5.5% 12/1/2055 (Build America Mutual Assurance Co Insured)	1,830,000	1,927,721
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2052	250,000	262,849
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 4% 7/1/2040	230,000	229,055
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2040	30,000	28,896
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	110,000	116,709
Ohio St Parks & Rec Cap Facs (State of Ohio Proj.) Series 2018 A, 5% 12/1/2038	25,000	25,943
Ohio St Spl Oblig (State of Ohio Proj.) Series 2016 C, 5% 12/1/2027	190,000	191,892
State of Ohio 5% 3/1/2040	115,000	126,708
State of Ohio 5% 9/15/2037	4,000,000	4,616,864
State of Ohio Gen. Oblig. 5% 11/1/2031	3,000,000	3,344,058
State of Ohio Gen. Oblig. 5% 3/1/2037	50,000	55,788
State of Ohio Gen. Oblig. 5% 3/1/2039	110,000	121,926
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2036	40,000	43,518
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2038	70,000	75,648
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2040	125,000	134,192
State of Ohio Gen. Oblig. Series 2023A, 5% 3/15/2037	60,000	67,055
State of Ohio Gen. Oblig. Series 2023A, 5% 9/1/2037	100,000	112,176
State of Ohio Series 2018A, 5% 4/1/2031	35,000	36,470
State of Ohio Series 2018A, 5% 4/1/2032	140,000	145,732
Toledo Lucas County Public Library Gen. Oblig. 5% 12/1/2050	465,000	488,969
TOTAL GENERAL OBLIGATIONS		13,960,866
Health Care - 0.3%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	80,000	86,281
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2017 A, 4% 8/1/2047	160,000	145,111
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 4% 12/1/2046	70,000	64,624
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 4.125% 8/15/2038	455,000	456,391
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2042	265,000	268,519
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2042	25,000	23,161
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	1,845,000	2,038,976
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2031	1,500,000	1,617,456
Ohio St Hosp Rev Series 2020 A, 5% 1/15/2050	300,000	302,101
Ohio St Hsg Fin Agy Res Mtg Rev 4% 1/1/2046	405,000	379,045
TOTAL HEALTH CARE		5,381,665
Housing - 0.3%
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) 4.55% 9/1/2045	495,000	496,085
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2024C, 4.5% 9/1/2044	2,475,000	2,483,320
Ohio Housing Finance Agency Series 2024C, 6.25% 3/1/2055	965,000	1,052,446
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) 4.9% 9/1/2048	95,000	97,029
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 4.55% 9/1/2047	110,000	110,374
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 D, 4% 3/1/2048	25,000	25,009
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 3.95% 9/1/2039	205,000	206,124
TOTAL HOUSING		4,470,387
Special Tax - 0.1%
Akron OH Income Tax Rev 4% 12/1/2026	60,000	60,290
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	80,000	81,567
Hamilton OH Sales Tax Series 2016 A, 4% 12/1/2031	305,000	306,271
JobsOhio Beverage System Series 2025 A, 5% 1/1/2045	1,000,000	1,090,003
Port Gtr Cinci Dev Auth OH Rev Series 2024B, 4.375% 12/1/2058 (Assured Guaranty Inc Insured)	490,000	471,569
State of Ohio Gen. Oblig. Series Y, 5% 5/1/2038	35,000	39,238
TOTAL SPECIAL TAX		2,048,938
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	290,000	208,489
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	250,000	219,841
TOTAL TOBACCO BONDS		428,330
Transportation - 0.1%
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2050 (c)	1,100,000	1,172,629
Port Gtr Cincinnati Dev Auth Ohio Pkg Fac Rev 5% 12/1/2055 (Assured Guaranty Inc Insured)	1,000,000	1,025,222
TOTAL TRANSPORTATION		2,197,851
Water & Sewer - 0.3%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2035	110,000	104,165
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2037	125,000	133,366
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020B, 4% 12/1/2038	1,635,000	1,664,457
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2040	140,000	151,206
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2046	20,000	21,122
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024 D, 5% 12/1/2041	920,000	1,022,538
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024A, 5% 12/1/2039	235,000	262,116
Ohio Water Development Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2021 A, 5% 12/1/2036	145,000	157,661
Ohio Water Development Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2021 A, 5% 12/1/2037	255,000	276,099
Ohio Water Development Authority 5% 12/1/2042	210,000	228,397
TOTAL WATER & SEWER		4,021,127
TOTAL OHIO		34,008,123
Oklahoma - 0.5%
Education - 0.0%
Oklahoma Development Finance Authority Series 2016 D, 3% 6/1/2041	325,000	290,026
Electric Utilities - 0.0%
Grand River Dam Auth Okla Rev Series 2023, 5% 6/1/2038	70,000	77,369
General Obligations - 0.1%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2028	255,000	255,953
County of Oklahoma OK Gen. Oblig. Series 2025, 4% 11/1/2039	2,030,000	2,082,912
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5.25% 7/1/2050	300,000	324,868
TOTAL GENERAL OBLIGATIONS		2,663,733
Housing - 0.1%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 5% 9/1/2047	700,000	723,896
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 6.5% 3/1/2057	995,000	1,131,170
TOTAL HOUSING		1,855,066
Transportation - 0.2%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev Series 2016, 4% 7/1/2034	120,000	120,000
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042	35,000	38,831
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 5% 1/1/2036	150,000	151,475
Oklahoma St Tpk Auth Tpk Rev Series 2018A, 5% 1/1/2036	90,000	90,885
Oklahoma St Tpk Auth Tpk Rev Series 2023, 5.5% 1/1/2053	2,000,000	2,134,284
TOTAL TRANSPORTATION		2,535,475
Water & Sewer - 0.1%
Oklahoma St Wtr Res Bd St Loan Series 2023 B, 4% 10/1/2043	635,000	639,626
Oklahoma St Wtr Res Bd St Loan Series 2024B, 5.25% 10/1/2044	60,000	64,751
Oklahoma St Wtr Res Brd Rev Fd Series 2024, 5% 4/1/2045	95,000	102,062
TOTAL WATER & SEWER		806,439
TOTAL OKLAHOMA		8,228,108
Oregon - 1.3%
Education - 0.0%
University Oregon Gen Rev Series 2020A, 5% 4/1/2050	600,000	619,589
General Obligations - 0.5%
Benton & Lynch Cnty or SD 509j Series 2018A, 5% 6/15/2038 (f)	250,000	258,915
Clackamas Cnty OR Sch Dist No 62 Series 2018 B, 5% 6/15/2049 (Oregon St Guaranteed)	700,000	710,123
Multnomah Cnty OR Sch Dist 40 Series A, 0% 6/15/2051 (e)	2,000,000	563,457
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020, 5% 6/15/2032 (Oregon St Guaranteed)	135,000	146,289
Oregon St Gen. Oblig. Series 2017 H, 5% 8/1/2042	1,500,000	1,523,805
Oregon St Gen. Oblig. Series 2019 G, 5% 8/1/2039	55,000	57,924
Oregon St Gen. Oblig. Series 2023 A, 5% 5/1/2038	235,000	260,366
Oregon St Gen. Oblig. Series 2023 A, 5% 5/1/2040	60,000	65,790
Salem Keizer School Dist Series 2018, 5% 6/15/2029	25,000	26,205
Salem Keizer School Dist Series 2018, 5% 6/15/2032 (Oregon St Guaranteed)	20,000	20,887
Washington Clark County SD23 Series 2019 A, 5% 6/15/2038	70,000	73,697
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2031 (Oregon St Guaranteed)	245,000	250,465
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2032 (Oregon St Guaranteed)	1,250,000	1,276,928
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2035 (Oregon St Guaranteed)	130,000	132,454
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	120,000	121,936
Washington Multnomah & Yamhill Cnty Sch Dist 1J Series 2017, 5% 6/15/2029 (Oregon St Guaranteed)	700,000	716,282
TOTAL GENERAL OBLIGATIONS		6,205,523
Health Care - 0.1%
Deschutes Co OR Hfa Hosp Rev Series 2016 A, 4% 1/1/2046	450,000	423,114
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	600,000	527,134
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2038	225,000	225,182
Oregon Hlth Sciences Univ Rev Series 2021 A, 4% 7/1/2040	790,000	793,267
Oregon Hlth Sciences Univ Rev Series 2021 A, 4% 7/1/2044	325,000	321,803
TOTAL HEALTH CARE		2,290,500
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt Series 2025A, 5.05% 7/1/2050	600,000	618,681
Lease Revenue - 0.1%
Oregon St Gen. Oblig. Series 2025 C, 5% 6/1/2041	2,000,000	2,231,076
Special Tax - 0.2%
Oregon St Dept Admin Lottery 5% 4/1/2033	1,235,000	1,402,929
Oregon St Dept Admin Lottery 5% 4/1/2043	115,000	124,622
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2039	220,000	239,419
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2040	70,000	75,881
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2041	255,000	275,304
Oregon St Dept Trans Hwy User Tax Rev Series 2019A, 5% 11/15/2038	55,000	58,437
Oregon St Dept Trans Hwy User Tax Rev Series 2019A, 5% 11/15/2042	355,000	372,944
Oregon St Dept Trans Hwy User Tax Rev Series 2020 A, 5% 11/15/2035	140,000	151,395
TOTAL SPECIAL TAX		2,700,931
Transportation - 0.1%
Port of Portland Arpt Rev 4% 7/1/2039 (c)	815,000	808,595
Port of Portland Arpt Rev Series TWENTY EIGHT, 5% 7/1/2033 (c)	105,000	115,108
Port of Portland Arpt Rev Series TWENTY FIVE B, 5% 7/1/2039 (c)	120,000	124,569
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2041 (c)	785,000	852,317
Tri County Met Dist Series 2018 A, 5% 10/1/2029	80,000	83,058
TOTAL TRANSPORTATION		1,983,647
Water & Sewer - 0.3%
Portland OR Swr Sys Rev Series 2018 A, 4.5% 5/1/2031	345,000	345,437
Portland OR Swr Sys Rev Series 2018 A, 4.5% 5/1/2036	500,000	500,437
Portland OR Swr Sys Rev Series 2025A, 5% 10/1/2042	200,000	222,240
Portland OR Wtr Sys Rev Series 2021 B, 3% 5/1/2035	1,000,000	963,980
Tualatin Valley Ore Wtr Dist Wtr Rev 5% 6/1/2054	700,000	731,515
TOTAL WATER & SEWER		2,763,609
TOTAL OREGON		19,413,556
Pennsylvania - 3.6%
Education - 0.2%
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2031 (c)	500,000	532,024
Pennsylvania Higher Educational Facilities Authority 3% 6/15/2045	145,000	115,700
Pennsylvania St Univ Series 2022 A, 5.25% 9/1/2052	50,000	52,769
Pennsylvania St Univ Series 2023, 5% 9/1/2043	95,000	103,424
Pennsylvania St Univ Series 2025A, 5.25% 9/1/2050	2,430,000	2,629,269
Pennsylvania St Univ Series 2025A, 5.5% 9/1/2055	500,000	546,039
TOTAL EDUCATION		3,979,225
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2034	115,000	117,152
General Obligations - 1.3%
Allegheny County PA Gen. Oblig. 5% 12/1/2054	1,040,000	1,081,023
Allegheny County PA Gen. Oblig. Series 2016 C 75, 5% 11/1/2028	1,160,000	1,169,150
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	1,105,000	1,091,715
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2032	440,000	455,097
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2033	185,000	191,329
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2034	40,000	41,305
Lancaster PA Sch Dist 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	525,000	573,426
Montgomery Cnty PA Gen. Oblig. 5% 7/1/2038	145,000	158,891
Pennsylvania St Gen. Oblig. Series 2016, 4% 9/15/2031	110,000	110,064
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Inc Insured)	1,110,000	1,108,775
Pennsylvania St Gen. Oblig. Series 2018, 4% 3/1/2034 (Assured Guaranty Inc Insured)	1,500,000	1,519,236
Pennsylvania St Gen. Oblig. Series 2026, 5% 4/1/2036	745,000	864,669
Pennsylvania St Gen. Oblig. Series FIRST 2023, 4% 9/1/2040	1,995,000	2,029,947
Pennsylvania St Gen. Oblig. Series FIRST 2023, 4% 9/1/2042	160,000	161,827
Pennsylvania St Gen. Oblig. Series FIRST 2024, 4% 8/15/2040	400,000	407,331
Pennsylvania St Gen. Oblig. Series FIRST 2024, 4% 8/15/2043	535,000	536,760
Pennsylvania St Gen. Oblig. Series FIRST 2026, 5% 4/1/2040	2,000,000	2,268,736
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2045	260,000	287,075
Philadelphia PA Sch Dist 4% 9/1/2037	710,000	714,708
Philadelphia PA Sch Dist 5% 9/1/2031	30,000	31,864
Philadelphia PA Sch Dist 5% 9/1/2037	50,000	51,748
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2031	915,000	1,005,366
Philadelphia PA Sch Dist Series F, 5% 9/1/2027	55,000	55,208
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2030	1,520,000	1,534,958
Wilkes Barre PA Asd Series 2019, 3.75% 4/15/2044	1,120,000	1,037,849
Wilkes Barre PA Asd Series 2019, 4% 4/15/2049	190,000	174,927
TOTAL GENERAL OBLIGATIONS		18,662,984
Health Care - 1.1%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2033	705,000	724,293
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2034	100,000	102,586
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	60,000	60,125
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2044	100,000	93,360
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 4% 10/1/2042	385,000	372,053
Geisinger Auth PA Hlth Sys Rev (Geisinger Health System Foundation Proj.) Series 2020A, 4% 4/1/2050	240,000	212,298
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2032	330,000	334,413
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	1,575,000	1,579,200
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020A, 4% 4/1/2039	625,000	619,538
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2046	950,000	967,472
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2016 A, 4% 7/1/2035	930,000	921,359
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2039	365,000	356,654
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) Series 2022B, 5% 2/15/2038	240,000	256,627
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2027	700,000	718,255
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	275,000	239,282
Northampton Cnty PA Gen Purp Auth Hosp Rev Series 2024A 1, 5% 8/15/2027	50,000	51,110
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	90,000	92,926
Pennslyvania Dev Fing Auth Rev (UPMC Proj.) Series 2016, 5% 3/15/2031	290,000	291,242
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2047	220,000	225,418
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023A SUB A1, 5% 5/15/2031	1,075,000	1,166,908
Pennsylvania Econ Dev Fing Auth UPMC Rev Series 2025B, 5% 3/15/2027	1,555,000	1,577,992
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2039	1,000,000	1,095,738
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	405,000	356,818
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 3% 8/15/2047	810,000	625,684
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 4% 8/15/2044	265,000	256,923
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 4% 8/15/2049	395,000	354,850
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2024A, 5.25% 7/1/2049	375,000	401,930
Philadelphia PA Auth For Indl Dev Hosp Rev Series 2024A, 5% 7/1/2046	620,000	658,362
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2032	45,000	45,495
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	1,025,000	1,089,546
TOTAL HEALTH CARE		15,848,457
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 3.1% 10/1/2036	70,000	66,081
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.125% 10/1/2035	125,000	109,158
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 5% 10/1/2050	1,000,000	1,012,599
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2024 147A, 4.5% 10/1/2044	700,000	701,654
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2024 145A, 4.75% 10/1/2049	100,000	101,133
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2024 146A, 4.5% 10/1/2044	110,000	110,482
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2025 148A, 4.625% 10/1/2045	200,000	203,491
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2025 150A, 5.15% 10/1/2045	500,000	519,275
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 145A, 4.6% 10/1/2044	260,000	262,612
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2025 149A, 5.2% 10/1/2050	250,000	255,851
TOTAL HOUSING		3,342,336
Industrial Development - 0.0%
Lehigh Cnty PA Ida Pollution Ctl Rev Series 2016 A, 3% 9/1/2029	385,000	385,071
Lehigh Cnty PA Ida Pollution Ctl Rev Series 2016 B, 2.625% 2/15/2027	225,000	224,718
TOTAL INDUSTRIAL DEVELOPMENT		609,789
Lease Revenue - 0.0%
Philadelphia Housing Authority Series 2025A, 5% 3/1/2043	580,000	616,444
Special Tax - 0.0%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series B, 5% 12/1/2030	285,000	287,369
Southeastern PA Transn Auth Rev 5.25% 6/1/2040	75,000	82,032
Southeastern PA Transn Auth Rev 5.25% 6/1/2047	95,000	100,865
TOTAL SPECIAL TAX		470,266
Transportation - 0.5%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2056 (c)	500,000	437,493
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	200,000	203,411
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Inc Insured) (c)	70,000	75,831
Pennslyvania Dev Fing Auth Rev Series 2015, 5% 12/31/2029 (c)	205,000	205,227
Pennsylvania Turnpike Commission 4.125% 12/1/2050	125,000	119,446
Pennsylvania Turnpike Commission 5% 12/1/2043	100,000	110,042
Pennsylvania Turnpike Commission 5% 12/1/2045	275,000	298,705
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2025 B, 5% 12/1/2053	1,590,000	1,664,338
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2031	270,000	278,362
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2031	85,000	87,632
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2038	475,000	500,879
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2039	150,000	157,861
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2039	135,000	141,522
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2034	70,000	75,691
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2036	130,000	139,611
Pennsylvania Turnpike Commission Series 2021 A, 3% 12/1/2042	460,000	394,688
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2037	345,000	351,153
Pennsylvania Turnpike Commission Series 2022 A, 4.125% 12/1/2040	450,000	462,765
Pennsylvania Turnpike Commission Series 2023 A, 5% 12/1/2037	40,000	44,419
Pennsylvania Turnpike Commission Series 2023 A, 5.25% 12/1/2053	165,000	174,557
Pennsylvania Turnpike Commission Series 2024C, 5% 12/1/2041	55,000	60,694
Pennsylvania Turnpike Commission Series 2024C, 5% 12/1/2047	115,000	122,288
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	1,010,000	1,006,912
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	500,000	500,000
TOTAL TRANSPORTATION		7,613,527
Water & Sewer - 0.3%
Allegheny Cnty PA San Auth Swr 5% 6/1/2053	1,000,000	1,036,029
Allegheny Cnty PA San Auth Swr Series 2025, 5% 12/1/2050	665,000	697,634
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2053	400,000	407,240
Philadelphia PA Wtr & Wastewtr Series 2020A, 5% 11/1/2050	200,000	205,660
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054 (Assured Guaranty Inc Insured)	2,030,000	2,143,377
TOTAL WATER & SEWER		4,489,940
TOTAL PENNSYLVANIA		55,750,120
Rhode Island - 0.2%
Education - 0.1%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	20,000	21,680
Rhode Island St Student Ln Series 2026A, 4.5% 12/1/2045 (c)	1,500,000	1,524,397
TOTAL EDUCATION		1,546,077
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) 5.25% 9/15/2040 (Assured Guaranty Inc Insured)	75,000	82,176
Rhode Island & Providence Plantations Gen. Oblig. Series 2018 A, 4% 4/1/2034	65,000	65,751
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 3% 1/15/2039	30,000	27,615
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 4% 1/15/2035	150,000	152,232
Rhode Island Health and Educational Building Corp (East Providence RI Proj.) 5% 5/15/2046	200,000	210,478
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2040	140,000	152,493
TOTAL GENERAL OBLIGATIONS		690,745
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2026B, 5% 5/15/2031	515,000	555,657
Rhode Island Health & Edl Bldg Corp Rev Series 2025A, 5% 7/1/2050 (Assured Guaranty Inc Insured)	415,000	421,222
TOTAL HEALTH CARE		976,879
Housing - 0.0%
Rhode Is Hsg & Mtg Fin Cor Series 82 A, 4.75% 10/1/2054	140,000	140,972
Rhode Is Hsg & Mtg Fin Cor Series 84 A, 4.4% 10/1/2044	130,000	130,255
Rhode Island Hsg & Mtg Fin Cp 4.95% 10/1/2053	100,000	100,658
Rhode Island Hsg & Mtg Fin Cp 5% 10/1/2042	40,000	42,256
TOTAL HOUSING		414,141
TOTAL RHODE ISLAND		3,627,842
South Carolina - 0.9%
Electric Utilities - 0.3%
South Carolina St Svc Auth Rev 5.5% 12/1/2040	65,000	72,260
South Carolina St Svc Auth Rev Series 2022 B, 4% 12/1/2043	75,000	74,096
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2044	20,000	21,552
South Carolina St Svc Auth Rev Series 2026 A, 5% 12/1/2051	3,000,000	3,110,720
South Carolina St Svc Auth Rev Series B, 5% 12/1/2041	100,000	100,572
TOTAL ELECTRIC UTILITIES		3,379,200
General Obligations - 0.1%
Beaufort Cnty SC Sch Dist Series 2026 A, 4% 3/1/2048	500,000	493,364
Patriots Energy Group Financing Agency Series 2023 A 1, 5.25% tender 10/1/2054 (Sumitomo Mitsui Banking Corp/New York Guaranteed) (b)	1,390,000	1,491,449
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2035	100,000	110,673
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2038	85,000	92,789
TOTAL GENERAL OBLIGATIONS		2,188,275
Health Care - 0.0%
Lexington Cnty SC Health Svcs (Lexington Medical Center, SC Proj.) Series 2016, 5% 11/1/2035	40,000	40,053
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	175,000	192,694
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.25% 11/1/2041	285,000	315,224
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2045	40,000	44,062
TOTAL HEALTH CARE		592,033
Housing - 0.2%
South Carolina Hsg Fin Dev Aut Series 2023A, 5.75% 1/1/2054	20,000	21,570
South Carolina Hsg Fin Dev Aut Series 2026A, 4.7% 1/1/2056	2,000,000	2,012,139
South Carolina Jobs-Economic Dev Auth Residential Dev Rev Series 2025, 4% 12/1/2035	1,000,000	998,407
TOTAL HOUSING		3,032,116
Lease Revenue - 0.0%
Lancaster Cnty SC Pub Facs Corp Installment Rev Series 2023, 5% 6/1/2041	260,000	274,412
Lancaster Cnty SC Pub Facs Corp Installment Rev Series 2023, 5% 6/1/2042	110,000	115,826
TOTAL LEASE REVENUE		390,238
Special Tax - 0.3%
South Carolina Trans Infrastructure Bank Rev Series 2019 A, 5% 10/1/2031	1,500,000	1,576,745
South Carolina Trans Infrastructure Bank Rev Series 2019 A, 5% 10/1/2032	1,500,000	1,574,572
TOTAL SPECIAL TAX		3,151,317
Transportation - 0.0%
South Carolina St Ports Auth Series 2015, 4% 7/1/2045 (c)	355,000	343,091
South Carolina St Ports Auth Series 2018, 5% 7/1/2035 (c)	150,000	153,943
TOTAL TRANSPORTATION		497,034
TOTAL SOUTH CAROLINA		13,230,213
South Dakota - 0.2%
Education - 0.0%
South Dakota Board of Regents Series 2017, 4% 4/1/2042	590,000	561,501
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2024A, 5% 7/1/2031	75,000	81,617
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2024A, 5% 7/1/2043	50,000	54,251
South Dakota St Hlth & Edl Fac Series 2024A, 5.25% 7/1/2054	445,000	468,905
TOTAL HEALTH CARE		604,773
Housing - 0.2%
South Dakota Housing Development Authority Series 2023 D, 6% 11/1/2054	130,000	138,925
South Dakota Hsg Dev Aut Series 2024C, 4.5% 11/1/2044	150,000	149,868
South Dakota Hsg Dev Aut Series 2026A, 6% 11/1/2056	2,000,000	2,240,902
TOTAL HOUSING		2,529,695
TOTAL SOUTH DAKOTA		3,695,969
Tennessee - 2.3%
Education - 0.1%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2064 (Build America Mutual Assurance Co Insured)	1,150,000	1,174,003
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2046	60,000	54,779
Tennessee St Sch Bd Auth (Tennessee Board of Regents Proj.) 5% 11/1/2038	95,000	104,794
Tennessee St Sch Bd Auth (University of Tennessee Proj.) 5% 11/1/2041	25,000	27,340
Tennessee St Sch Bd Auth 5% 11/1/2040	335,000	366,874
TOTAL EDUCATION		1,727,790
Electric Utilities - 0.3%
Memphis Tenn Lt Gas & Wtr Div Elec Sys Rev Series 2025, 5% 12/1/2055	2,500,000	2,613,283
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2041	1,070,000	1,181,638
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	590,000	632,998
TOTAL ELECTRIC UTILITIES		4,427,919
General Obligations - 0.9%
Hamilton Cntytenn Gen. Oblig. Series 2024 A, 5% 8/1/2039	160,000	179,674
Memphis TN Gen. Oblig. 5% 10/1/2047	895,000	932,334
Memphis TN Gen. Oblig. 5% 4/1/2044	85,000	91,216
Memphis TN Gen. Oblig. Series 2024A, 5% 4/1/2039	235,000	257,867
Memphis TN Gen. Oblig. Series 2024B, 5% 4/1/2043	775,000	836,526
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2022 B, 4% 1/1/2042	295,000	297,744
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2032 (e)	1,500,000	1,195,234
Rutherford Cnty TN Gen. Oblig. Series 2023, 5% 4/1/2038	325,000	360,801
Shelby Cnty TN Gen. Oblig. 5% 4/1/2038	540,000	589,074
Shelby Cnty TN Gen. Oblig. 5% 4/1/2039	635,000	689,905
Shelby Cnty TN Gen. Oblig. 5% 4/1/2040	150,000	162,416
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2039	60,000	66,774
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2041	2,075,000	2,285,424
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2043	170,000	185,722
Sullivan Cnty Tenn Gen. Oblig. Series 2017, 3.625% 5/1/2046	100,000	90,397
Tennergy Corp Tenn Gas Revenue (Royal Bank Of Canada Proj.) 5% tender 10/1/2054 (b)	80,000	84,553
Tennergy Corp Tenn Gas Revenue Series 2021 A, 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	390,000	394,891
Tennessee Energy Acquisition Corp Commodity Proj Rev Series 2021 A, 5% tender 5/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	300,000	317,080
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	25,000	25,206
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,500,000	1,544,223
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	4,030,000	4,306,305
TOTAL GENERAL OBLIGATIONS		14,893,366
Health Care - 0.6%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	840,000	804,685
Chattanooga Health Educational & Housing Facility Board Series 2024, 5% 12/1/2038	55,000	60,631
Chattanooga Health Educational & Housing Facility Board Series 2024, 5% 12/1/2039	70,000	76,726
Chattanooga Health Educational & Housing Facility Board Series 2024, 5.25% 12/1/2042	180,000	199,193
Greeneville TN Health & Edl Facs Brd Hosp Rev Series 2018A, 4% 7/1/2040	1,610,000	1,548,482
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2036	100,000	100,048
Johnson City TN Health & Edl (Ballad Health Proj.) Series 2023A, 5% 7/1/2034	375,000	411,857
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2016 A, 5% 9/1/2047	440,000	440,011
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2031	55,000	55,000
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2029	400,000	423,431
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev Series 2016 A, 5% 7/1/2046	1,000,000	1,000,000
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2030	85,000	86,055
Shelby County Health Educational & Housing Facilities Board Series 2026A, 5% 9/1/2032	3,000,000	3,287,999
TOTAL HEALTH CARE		8,494,118
Housing - 0.0%
Tennessee Housing Development Agency Series 2018 3, 3.75% 7/1/2038	195,000	193,107
Tennessee Housing Development Agency Series 2019 1, 4.25% 1/1/2050	180,000	181,098
Tennessee Hsg Dev Agy Residential Fin Prog Rev 6% 1/1/2056	170,000	185,978
TOTAL HOUSING		560,183
Special Tax - 0.2%
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2040 (Assured Guaranty Inc Insured)	95,000	103,944
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	125,000	135,097
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	1,000,000	1,080,388
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023B, 5.25% 7/1/2048 (Assured Guaranty Inc Insured)	1,000,000	1,066,781
TOTAL SPECIAL TAX		2,386,210
Transportation - 0.2%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	30,000	30,000
Metro Nashville Arpt Auth Rev 5% 7/1/2029 (c)	1,000,000	1,057,753
Metro Nashville Arpt Auth Rev 5.5% 7/1/2041 (c)	100,000	109,262
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2033 (c)	250,000	265,201
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	205,000	206,975
Metro Nashville Arpt Auth Rev Series 2026 B, 5.25% 7/1/2056 (c)	1,000,000	1,041,263
TOTAL TRANSPORTATION		2,710,454
Water & Sewer - 0.0%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2025, 5.25% 7/1/2055	380,000	401,680
TOTAL TENNESSEE		35,601,720
Texas - 9.9%
Education - 0.4%
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System Proj.) Series 2021 A, 2.25% 8/15/2046	150,000	104,285
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2037	40,000	45,065
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2044	135,000	147,088
Clifton Higher Education Finance Corp Series 2019, 4% 8/15/2037	45,000	45,291
Clifton Higher Education Finance Corp Series 2025, 4.625% 4/1/2050	1,190,000	1,186,258
Clifton Tex Higher Ed Fin Corphigher Ed Rev Series 2022, 4.125% 8/15/2047	670,000	616,977
New Hope Higher Education Finance Corp Series 2026A, 5% 3/15/2035	210,000	240,046
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	100,000	100,549
Texas A&M Univ Perm Univ Fund Series 2025A, 5% 7/1/2052	110,000	115,703
Texas A&M Univ Revs Series 2024A, 5% 5/15/2038	280,000	313,202
Texas A&M Univ Revs Series 2024A, 5% 5/15/2042	350,000	383,865
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2033	35,000	35,540
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2029 (d)	2,160,000	2,255,861
Texas Tech Univ Revs Series 2023A, 5% 2/15/2040	265,000	289,440
University North Tex Univ Rev Series 2017 A, 5% 4/15/2029	115,000	117,071
TOTAL EDUCATION		5,996,241
Electric Utilities - 0.5%
Austin TX Elec Util Sys Rev Series 2023, 5.25% 11/15/2053	1,000,000	1,056,179
City of Georgetown TX Series 2022, 5% 8/15/2037 (Assured Guaranty Inc Insured)	195,000	210,074
City of Georgetown TX Series 2022, 5% 8/15/2039 (Assured Guaranty Inc Insured)	175,000	187,513
City of Georgetown TX Series 2024, 5% 8/15/2043 (Build America Mutual Assurance Co Insured)	165,000	177,594
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2037	135,000	136,913
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2037	390,000	418,991
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2042	540,000	570,226
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023A, 5% 5/15/2038 (Assured Guaranty Inc Insured)	515,000	567,393
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2044 (Assured Guaranty Inc Insured)	185,000	198,269
Lower Colorado River Authority Series 2015, 4% 5/15/2045	255,000	244,022
Lower Colorado River Authority Series 2019 A, 5% 5/15/2044	105,000	108,499
Lower Colorado River Authority Series 2020 A, 5% 5/15/2045	30,000	31,011
Lower Colorado River Authority Series 2022, 5% 5/15/2039 (Assured Guaranty Inc Insured)	330,000	353,591
Lower Colorado River Authority Series 2024, 5% 5/15/2036	40,000	44,276
Lower Colorado River Authority Series 2024, 5% 5/15/2042	215,000	231,383
San Antonio TX Elec & Gas Rev 5% 2/1/2036	75,000	81,705
San Antonio TX Elec & Gas Rev 5% 2/1/2038	120,000	129,628
San Antonio TX Elec & Gas Rev 5% 2/1/2040	160,000	176,361
San Antonio TX Elec & Gas Rev 5.25% 2/1/2044	100,000	109,950
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	100,000	106,578
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2038	100,000	106,695
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	700,000	760,390
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (b)	1,655,000	1,644,687
TOTAL ELECTRIC UTILITIES		7,651,928
Escrowed/Pre-Refunded - 0.0%
Longview Tex Indpt Sch Dist Series 2024, 5% 2/15/2038	40,000	44,725
General Obligations - 5.5%
Aldine TX Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	705,000	780,527
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	140,000	155,643
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	360,000	398,567
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	120,000	132,194
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	135,000	147,376
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	200,000	217,889
Arlington TX Ind Sch Dist Series 2020, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	165,000	171,847
Arlington TX Ind Sch Dist Series 2022, 5% 2/15/2037	285,000	307,511
Austin Tex Gen. Oblig. Series 2020, 5% 9/1/2040	65,000	68,721
Austin Tex Gen. Oblig. Series 2023, 5% 9/1/2039	235,000	257,981
Austin Tex Gen. Oblig. Series 2023, 5% 9/1/2041	210,000	229,078
Austin TX Indpt Sch Dist 5% 8/1/2037 (Permanent Sch Fund of Texas Guaranteed)	65,000	73,017
Austin TX Indpt Sch Dist 5% 8/1/2042	160,000	172,997
Barbers Hill TX Indpt Sch Dist Series 2022, 5% 2/15/2037	375,000	406,664
Barbers Hill TX Indpt Sch Dist Series 2022, 5% 2/15/2042	105,000	111,853
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2034	100,000	94,862
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 4% 2/15/2037	105,000	105,758
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2022, 5% 2/15/2037	280,000	301,529
Birdville TX Indpt Sch Dist Series 2023A, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	80,000	83,469
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2042	35,000	37,966
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	120,000	129,278
Celina Tex Gen. Oblig. Series 2024, 4.125% 9/1/2047	55,000	53,234
Collin Cnty Tex Cmnty College Gen. Oblig. 5% 8/15/2037	475,000	525,690
Collin Cnty Tex Cmnty College Gen. Oblig. 5% 8/15/2039	160,000	175,570
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 4% 8/15/2032	450,000	454,851
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 5% 8/15/2026	75,000	75,199
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2020A, 4% 8/15/2034	245,000	250,674
Conroe TX Isd Series 2018, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	275,000	285,135
Conroe TX Isd Series 2022 A, 4% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	957,057
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	290,000	324,474
Conroe TX Isd Series 2026, 4.5% 2/15/2051 (Permanent Sch Fund of Texas Guaranteed)	320,000	321,293
County of Collin TX Gen. Oblig. 4% 2/15/2035	180,000	183,519
County of Collin TX Gen. Oblig. 5% 2/15/2038	80,000	88,849
County of Smith TX Gen. Oblig. Series 2023, 5% 8/15/2039	220,000	238,228
Crowley Independent School District 5% 2/1/2033 (Permanent Sch Fund of Texas Guaranteed)	380,000	428,829
Crowley Independent School District Series 2023, 5% 2/1/2042 (Permanent Sch Fund of Texas Guaranteed)	350,000	378,489
Cypress-Fairbanks TX Isd Series 2022A, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	100,000	106,840
Cypress-Fairbanks TX Isd Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	315,000	348,865
Cypress-Fairbanks TX Isd Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	555,000	612,163
Cypress-Fairbanks TX Isd Series 2023A, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	125,000	134,154
Cypress-Fairbanks TX Isd Series 2024B, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	365,000	405,138
Cypress-Fairbanks TX Isd Series 2024B, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	50,000	54,688
Dallas TX Gen. Oblig. Series 2017, 3.25% 2/15/2037 (Assured Guaranty Inc Insured)	2,520,000	2,388,641
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2027	75,000	76,146
Dallas TX Gen. Oblig. Series 2021, 5% 2/15/2031	425,000	465,753
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2035	85,000	94,550
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2027	110,000	111,680
Dallas TX Gen. Oblig. Series 2025, 4% 2/15/2041	1,000,000	1,003,945
Dallas TX ISD 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	80,000	89,206
Dallas TX ISD 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	85,000	94,006
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	85,000	92,436
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	40,000	44,427
Dallas TX ISD 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	170,000	187,995
Dallas TX ISD 5% tender 2/15/2055 (b)	255,000	268,545
Dallas TX ISD Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	105,000	114,100
Del Valle Tex Indpt Sch Dist Series 2022, 4% 6/15/2037 (Permanent Sch Fund of Texas Guaranteed)	35,000	35,821
Denton Independent School District Series 2025A, 5% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	500,000	547,969
Eagle Mtn & Saginaw TX Isd Series 2021, 3% 8/15/2039	55,000	49,555
Ector Cnty Tex Indpt Sch Dist Series 2024 A, 5% 8/15/2038	1,090,000	1,197,473
Ector Cnty Tex Indpt Sch Dist Series 2024 B, 4% tender 8/15/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	2,065,000	2,092,840
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2041	205,000	223,842
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2043	990,000	1,074,820
El Paso Cnty TX Hosp Dist Gen. Oblig. 5% 8/15/2032 (Assured Guaranty Inc Insured)	1,025,000	1,123,183
El Paso Cnty TX Hosp Dist Gen. Oblig. Series 2025, 5.5% 2/15/2050 (Assured Guaranty Inc Insured)	250,000	267,849
El Paso Independent School District Series 2019, 4% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	225,000	227,912
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2029	185,000	185,247
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2031	155,000	155,207
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2038	110,000	118,757
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	130,000	139,908
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2040	30,000	32,184
Fort Bend TX Indpt Sch Dist Series 2019B, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	330,000	334,989
Fort Bend TX Indpt Sch Dist Series 2022A, 4% 8/15/2040	2,150,000	2,163,412
Fort Bend TX Indpt Sch Dist Series 2026B, 3.125% tender 8/1/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	2,290,000	2,300,595
Fort Worth TX Gen. Oblig. Series 2023, 5% 3/1/2038	155,000	167,791
Fort Worth TX Gen. Oblig. Series 2023, 5% 3/1/2039	455,000	490,557
Fredericksburg Tex Indpt Sch Dist Series 2022, 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	235,000	244,449
Frenship TX Indpt Sch Dist Series 2025, 5% 2/15/2055 (Permanent Sch Fund of Texas Guaranteed)	250,000	260,105
Frisco Tex Indpt Sch Dis Series 2023, 5% 2/15/2043	260,000	279,921
Frisco Tex Indpt Sch Dis Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	230,000	255,699
Galena Park Independent School District Series 2024, 4% 8/15/2049	410,000	387,680
Georgetown TX Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,530,000	1,689,794
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2020A, 3% 10/1/2038	135,000	124,398
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2022 A, 5.25% 10/1/2037	520,000	575,425
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2022 A, 5.25% 10/1/2040	115,000	125,776
Harris Cnty TX Gen. Oblig. Series 2023A, 5% 9/15/2048	900,000	944,609
Harris Cnty TX Gen. Oblig. Series 2024, 4% 9/15/2049	1,390,000	1,312,086
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2040	120,000	132,722
Harris Cnty TX Series 2016 A, 5% 8/15/2033	70,000	70,145
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,295
Hays TX Cons Indpt Schl Dist Series 2025, 5.25% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,604,034
Hidalgo Cnty Tex Gen. Oblig. Series 2018 A, 4% 8/15/2043	200,000	198,280
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	25,336
Houston TX Gen. Oblig. 5% 3/1/2039	260,000	285,864
Houston TX Gen. Oblig. 5% 3/1/2040	85,000	93,022
Houston TX Gen. Oblig. Series 2016 A, 5% 3/1/2031	340,000	340,624
Houston TX Gen. Oblig. Series 2019 A, 4% 3/1/2044	55,000	53,085
Houston TX Gen. Oblig. Series 2019 A, 5% 3/1/2028	160,000	166,735
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	200,000	219,622
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	70,000	77,003
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	160,000	174,614
Houston TX Indpt Sch Dist Series 2018, 5% 7/15/2029	30,000	31,397
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	435,000	484,777
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2043 (Permanent Sch Fund of Texas Guaranteed)	110,000	120,435
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	120,000	130,739
Iraan Sheffield Tex Indpt Schdist Series 2025, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	575,000	628,185
Irving Tex Gen. Oblig. Series 2017, 3.125% 8/15/2038	125,000	114,640
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	100,000	110,923
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	300,000	329,171
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	75,000	82,110
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	25,000	26,642
Klein TX Indpt Sch Dist Series 2015, 4% 2/1/2045	360,000	350,697
LA Joya Tex Indpt Sch Dist Series 2013, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	785,000	812,755
LA Joya Tex Indpt Sch Dist Series 2013, 5% 2/15/2033	350,000	360,776
Lake Travis TX Indpt Sch Dist Series 2023, 5% 2/15/2037	60,000	65,060
Lamar TX Isd Series 2023 A, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	90,000	97,745
Lamar TX Isd Series 2023 A, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	180,000	193,815
Lamar TX Isd Series 2023, 5% 2/15/2036 (Assured Guaranty Inc Insured)	135,000	148,201
Lamar TX Isd Series 2023, 5% 2/15/2037	55,000	60,069
Lamar TX Isd Series 2023, 5% 2/15/2038	555,000	603,348
Lamar TX Isd Series 2023, 5% 2/15/2041 (Assured Guaranty Inc Insured)	210,000	225,650
Lamar TX Isd Series 2023, 5.5% 2/15/2058	1,000,000	1,064,575
Lamar TX Isd Series 2024, 5% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	550,000	580,750
Leander TX Gen. Oblig. 5% 8/15/2050	1,275,000	1,334,615
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2040	35,000	30,963
Liberty Hill TX Indpt Sch Dist Series 2022, 3% 2/1/2051	310,000	227,249
Liberty Hill TX Indpt Sch Dist Series 2025, 5% 2/1/2055	1,000,000	1,041,771
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	145,000	156,954
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2040	110,000	118,278
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2041	235,000	251,984
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2034	675,000	751,937
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2037	575,000	631,568
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2042	115,000	123,969
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2044	795,000	848,312
Montgomery TX Indpt Sch Dist Series 2024A, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,045,000	1,146,895
New Caney TX Indpt Sch Dist New Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	275,000	304,674
Northside TX Indpt Sch Dist Series 2019A, 4% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,260,000	1,291,247
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	420,000	457,711
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2043	220,000	235,921
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2044	145,000	154,829
Northwest Tex Indpt Sch Dist Series 2024, 5% 2/15/2049	395,000	412,236
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	120,000	123,907
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	30,000	30,918
Pflugerville Tex Indpt Sch Dist 5% 2/15/2037	245,000	266,446
Pflugerville Tex Indpt Sch Dist 5% 2/15/2039	35,000	37,759
Pflugerville TX Gen. Oblig. Series 2023, 5% 8/1/2048	695,000	722,409
Plano Independent School District 5% 2/15/2033	325,000	361,873
Plano Independent School District 5% 2/15/2036	35,000	38,494
Plano Independent School District 5% 2/15/2037	75,000	82,093
Plano Independent School District Series 2025, 5% 2/15/2039	420,000	465,888
Port Arthur TX Indpt Sch Dist Series 2025, 5% 2/15/2055 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,055,982
Port Houston Auth TX Harris Gen. Oblig. Series 2020 A 2, 4% 10/1/2037	70,000	71,367
Princeton TX Indpt Sch Dist Series 2023, 5.25% 2/15/2048	25,000	26,575
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	230,000	253,373
Roosevelt Tex Indpt Sch Dist Series 2025, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,290,000	1,414,454
Royse City TX Indpt Sch Dist Series 2023, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	45,000	47,004
Sabine-Neches Tex Nav Dist Gen. Oblig. Series 2022, 4.625% 2/15/2047	1,000,000	1,009,389
Sabine-Neches Tex Nav Dist Gen. Oblig. Series 2022, 5.25% 2/15/2041	90,000	96,191
San Antonio TX Gen. Oblig. Series 2024, 5% 2/1/2039	35,000	38,565
San Antonio TX Indpt Sch Dist Series 2016, 5% 8/15/2027 (Permanent Sch Fund of Texas Guaranteed)	550,000	551,631
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	140,000	153,534
Sands Tex Cons Indpt Sch Dist 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	290,000	306,037
Seguin Tex Gen. Oblig. Series 2025, 5.5% 9/1/2059	2,905,000	3,128,820
Sherman TX Indpt Sch Dist Series 2023 B, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	235,000	260,802
Sherman TX Indpt Sch Dist Series 2023 B, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	350,000	382,671
Spring Branch TX Indp Sch Dst Series 2022, 5% 2/1/2037	100,000	109,266
Spring TX Indpt Sch Dist Series 2017, 5% 8/15/2029	220,000	220,594
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2036	385,000	420,899
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2037	320,000	348,339
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2038	1,015,000	1,100,426
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2039	185,000	199,798
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 4% 8/15/2043	330,000	325,958
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	2,320,000	2,457,654
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	5,000,000	5,288,393
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 4% 2/1/2034	1,225,000	1,249,187
Texas State Gen. Oblig. Series 2025E, 4.75% 2/1/2056	1,500,000	1,546,235
Tomball TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	445,000	490,884
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	415,000	455,670
Travis Cnty TX Gen. Oblig. Series 2024, 5% 3/1/2037	240,000	267,682
Venus Tex Indpt Sch Dist Series 2025, 5.25% 8/15/2050	810,000	871,034
Waller TX Indpt Sch Dist Series 2023A, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	230,000	254,818
Waller TX Indpt Sch Dist Series 2023A, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	185,000	203,014
Waller TX Indpt Sch Dist Series 2025, 5.25% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,077,579
Williamson Cnty Tex Gen. Oblig. Series 2020, 5% 2/15/2032	260,000	274,440
Williamson Cnty Tex Gen. Oblig. Series 2022, 4% 2/15/2041	45,000	45,140
Williamson Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2038	105,000	115,945
Wylie Tex Indpt Sch Dist Collin Cnty Series 2024, 5% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	385,000	426,086
TOTAL GENERAL OBLIGATIONS		83,234,126
Health Care - 0.6%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 12/1/2029	1,800,000	1,929,087
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	355,000	359,006
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	270,000	253,337
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 5% 10/1/2026	115,000	115,620
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2024A, 5% 10/1/2029	335,000	358,086
Harris Cnty TX Hosp Dist Rev Series 2016, 3.25% 2/15/2042	340,000	301,718
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2028	70,000	71,713
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% 11/15/2051	1,760,000	1,815,189
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2044	565,000	611,411
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2037	440,000	474,605
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2038	440,000	471,993
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	275,000	292,226
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Proj.) Series 2025 C 1, 5% tender 11/15/2051 (b)	2,000,000	2,200,882
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2034	75,000	78,164
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2038	345,000	356,944
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2022 A, 5% tender 7/1/2053 (b)	120,000	131,745
TOTAL HEALTH CARE		9,821,726
Housing - 0.1%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5% 7/1/2045	1,000,000	1,039,543
Texas St Dept Hsg & Cmnty Sfr Series 2023A, 5.75% 3/1/2054	20,000	21,636
TOTAL HOUSING		1,061,179
Lease Revenue - 0.2%
Greater Tex Cultural Ed Facs Fin Corp Tex Lease Rev Series 2021 A, 4% 3/1/2046	1,225,000	1,175,581
Greater Tex Cultural Ed Facs Fin Corp Tex Lease Rev Series 2021 A, 4% 3/1/2050	35,000	31,672
San Antonio Tex Pub Facs Corp Lease Rev (San Antonio TX Proj.) Series 2012, 4% 9/15/2042	1,660,000	1,613,209
TOTAL LEASE REVENUE		2,820,462
Other - 0.0%
Mabank TX ISD Series 2024, 4% 8/15/2049	400,000	376,558
Palestine TX ISD Series 2026, 4.25% 2/15/2050	350,000	342,693
TOTAL OTHER		719,251
Special Tax - 0.5%
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2034	50,000	50,018
Dallas TX Rapid Transit Sales Tax Rev 5% 12/1/2047	930,000	963,010
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	30,000	31,184
Houston TX Hotel Occ Tx & Spl Rev Series 2015, 4% 9/1/2044	510,000	488,239
Houston TX Hotel Occ Tx & Spl Rev Series 2026 C, 5.5% 9/1/2058 (Assured Guaranty Inc Insured)	3,000,000	3,248,857
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 4% 2/1/2032	315,000	322,683
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2031	110,000	116,018
Texas Pub Fin Auth Lease Rev Series 2019, 4% 2/1/2035	110,000	111,890
Texas State Gen. Oblig. 2.8% tender 10/1/2041 (b)	2,600,000	2,592,010
Texas Transn Commn Gen. Oblig. Series 2024, 5% 4/1/2040	190,000	208,915
TOTAL SPECIAL TAX		8,132,824
Transportation - 1.3%
Austin Tex Airport Sys Series 2025, 5% 11/15/2044 (c)	2,000,000	2,137,522
Austin Tex Airport Sys Series 2026 A, 5% 11/15/2051	2,000,000	2,092,351
Central TX Regl Mobility Auth Rev 5% 1/1/2038	50,000	53,282
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2050	50,000	46,152
Central TX Regl Mobility Auth Rev Series 2021 D, 4% 1/1/2037	70,000	71,113
Central TX Regl Mobility Auth Rev Series 2021 D, 4% 1/1/2040	265,000	265,906
City of Houston TX Airport System Revenue 4% 7/1/2041 (c)	410,000	398,663
City of Houston TX Airport System Revenue 5% 7/1/2034 (c)	500,000	536,316
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	285,000	298,113
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2027 (Assured Guaranty Inc Insured) (c)	265,000	270,924
Dallas Fort Worth International Airport Series 2021 A, 4% 11/1/2038	70,000	70,713
Dallas Fort Worth International Airport Series 2023 C, 5% 11/1/2029 (c)	1,500,000	1,594,990
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2031 (c)	2,000,000	2,176,739
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2032 (c)	2,000,000	2,196,507
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2035 (c)	1,000,000	1,104,407
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.4% 10/1/2033 (f)	130,000	137,329
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	190,000	194,727
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	525,000	541,117
Grand Parkway Transportation Corp Series 2020 C, 3% 10/1/2050	470,000	341,555
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2045	845,000	813,417
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5% 8/15/2036	40,000	45,101
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	130,000	138,757
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2027	520,000	521,445
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2029	90,000	90,216
Love Field TX Arpt Mod Rev 4% 11/1/2039 (Assured Guaranty Inc Insured) (c)	2,000,000	1,971,258
Port of Houston Auth Series 2023, 5% 10/1/2038	30,000	33,016
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.5% 6/30/2043 (c)	250,000	262,329
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 4% 12/31/2039	115,000	112,717
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5% 10/1/2050 (Texas State Guaranteed)	630,000	663,627
TOTAL TRANSPORTATION		19,180,309
Water & Sewer - 0.8%
Austin TX Wtr & Wastewtr Sys 5% 11/15/2032	90,000	97,784
Austin TX Wtr & Wastewtr Sys 5% 11/15/2036	60,000	64,379
Austin TX Wtr & Wastewtr Sys 5% 11/15/2049	2,000,000	2,120,173
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	185,000	204,086
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	175,000	190,283
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	125,000	135,343
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	315,000	339,792
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2037	275,000	309,301
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2037	150,000	160,175
Colorado Rv TX Mun Wtr Dist Series 2017, 5% 1/1/2027	455,000	460,062
Corpus Christi TX Util Sys Rev Series 2022B, 5% 7/15/2047	25,000	25,525
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2038	140,000	155,759
Greater Texoma Util Auth TX Contrct Rev Series 2023 A, 5% 10/1/2041 (Build America Mutual Assurance Co Insured)	310,000	328,648
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2017 A, 4% 10/1/2035	475,000	477,444
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2028	305,000	321,853
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2032	40,000	41,789
Houston TX Util Sys Rev Series 2019B, 4% 11/15/2044	150,000	146,677
Laredo TX Wtrwks Swr Sys Rev Series 2016, 4% 3/1/2041	335,000	334,991
North Harris Cnty Regl Wtr TX Series 2016, 5% 12/15/2033	35,000	35,313
North TX Mun Wtr Dist TX Regl Wastewtr Rev Series 2025, 5% 6/1/2053	500,000	525,427
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2034	185,000	191,714
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2037	305,000	333,254
San Antonio TX Wtr Rev Series 2024B, 5% 5/15/2038	350,000	392,093
Tarrant Regional Water District 4.125% 9/1/2046	1,520,000	1,501,067
Texas Wtr Dev Brd 3% 10/15/2040	235,000	210,012
Texas Wtr Dev Brd 4% 10/15/2033	85,000	88,233
Texas Wtr Dev Brd 5% 8/1/2033	145,000	154,044
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2033	180,000	182,520
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2036	215,000	216,508
Texas Wtr Dev Brd Series 2022, 5% 8/1/2041	55,000	59,455
Texas Wtr Dev Brd Series 2023 A, 4.875% 10/15/2048	2,000,000	2,058,355
Texas Wtr Dev Brd Series 2024A, 4.125% 10/15/2047	235,000	231,701
Texas Wtr Dev Brd Series A, 5% 10/15/2031	350,000	360,452
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2017, 5% 8/1/2032	35,000	35,763
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2018, 5% 8/1/2032	205,000	213,477
TOTAL WATER & SEWER		12,703,452
TOTAL TEXAS		151,366,223
Utah - 1.2%
Education - 0.0%
University UT Univ Revs 5% 8/1/2039	195,000	212,860
University UT Univ Revs 5% 8/1/2041	305,000	330,599
University UT Univ Revs Series 2020 A, 5% 8/1/2038	50,000	53,431
University UT Univ Revs Series 2022B, 5% 8/1/2039	160,000	174,931
TOTAL EDUCATION		771,821
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2038	25,000	26,945
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2039	280,000	300,993
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2042	265,000	284,017
Intermountain Pwr Agy UT Pwr Series 2024A, 5% 7/1/2042	265,000	286,804
TOTAL ELECTRIC UTILITIES		898,759
General Obligations - 0.0%
Alpine Sch UT Series 2017, 5% 3/15/2028	30,000	30,553
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	725,000	574,223
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 4% 5/15/2047	100,000	90,575
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	895,000	895,638
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2043	90,000	94,308
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2050	400,000	407,440
TOTAL HEALTH CARE		2,062,184
Housing - 0.0%
Utah Hsg Corp Single Family Mtg Rev Series 2024E, 4.7% 1/1/2050	370,000	371,248
Lease Revenue - 0.0%
Nebo School District Local Building Authority Series 2023, 5% 7/1/2037	395,000	437,314
Special Tax - 0.4%
County of Iron UT Sales Tax Revenue Series 2024, 5% 10/1/2064	1,200,000	1,238,689
Downtown Revitalization Public Infrastructure District Series 2025 A, 5.25% 6/1/2043 (Assured Guaranty Inc Insured)	1,400,000	1,565,305
Utah Telecommunication Open Infrastructure Agy Sales Tax & Telecommunications Rev 5.25% 6/1/2037	310,000	342,116
Utah Tran Auth Sales Tax Rev 4% 12/15/2029	385,000	385,300
Utah Tran Auth Sales Tax Rev 4% 12/15/2030	770,000	770,619
Utah Tran Auth Sales Tax Rev Series 2018 2, 3.75% 12/15/2041	20,000	19,502
Utah Tran Auth Sales Tax Rev Series 2019A, 3% 12/15/2044	30,000	25,525
Utah Tran Auth Sales Tax Rev Series 2023, 5% 12/15/2042	240,000	263,036
TOTAL SPECIAL TAX		4,610,092
Transportation - 0.6%
Salt Lake City UT Arpt Rev 5% 7/1/2032 (c)	2,745,000	2,971,981
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	470,000	479,852
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	150,000	150,000
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2030 (c)	505,000	523,980
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2048 (c)	1,000,000	1,006,049
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2031 (c)	1,000,000	1,085,793
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	290,000	316,830
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2042 (c)	545,000	590,494
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2028 (c)	1,035,000	1,077,320
TOTAL TRANSPORTATION		8,202,299
Water & Sewer - 0.1%
Central Utah Wtr Conservancy Dist Wtr Rev Series 2020 D, 4% 10/1/2038	540,000	546,744
Central Utah Wtr Conservancy Dist Wtr Rev Series 2020 D, 5% 10/1/2035	10,000	10,781
Timpanogos Spl Svc Dist UT Swr Series 2024, 5% 6/1/2044	950,000	1,039,377
TOTAL WATER & SEWER		1,596,902
TOTAL UTAH		18,981,172
Vermont - 0.0%
General Obligations - 0.0%
Burlington VT Series 2023 A, 5% 11/1/2041	325,000	355,843
Virginia - 0.7%
Electric Utilities - 0.0%
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008 A, 3.65% tender 11/1/2035 (b)	125,000	126,383
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2041	80,000	70,147
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2045	170,000	142,188
TOTAL ELECTRIC UTILITIES		338,718
General Obligations - 0.1%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) Series 2020F, 2% 4/1/2041	190,000	139,673
Fairfax Cnty VA Gen. Oblig. Series 2020A, 5% 10/1/2035	95,000	102,054
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2022A, 5% 2/1/2037	115,000	125,718
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 Series 2019, 4% 5/15/2041	2,000,000	2,002,894
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 Series 2023, 5% 5/15/2038	40,000	44,324
Virginia St Pub Bldg Auth Pub Series 2018A, 3% 8/1/2033	40,000	39,580
TOTAL GENERAL OBLIGATIONS		2,454,243
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,000,000	1,066,282
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 4% 5/15/2042	350,000	347,870
Isle of Wight County Economic Development Authority (Riverside Health System Proj.) Series 2023, 5.25% 7/1/2048 (Assured Guaranty Inc Insured)	555,000	581,735
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	50,000	45,089
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2038	100,000	100,552
Virginia Small Business Fing Auth Healthcare Facs Rev Series 2025 A 1, 5.25% 6/15/2050	75,000	78,743
TOTAL HEALTH CARE		2,220,271
Housing - 0.3%
Virginia Housing Development Authority Series 2025 SUB G 1, 4.75% 7/1/2056	3,000,000	3,028,150
Virginia St Hsg Dev Autho 5% 10/1/2060	1,000,000	1,025,860
TOTAL HOUSING		4,054,010
Transportation - 0.2%
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 Series 2022, 4% 5/15/2037	2,015,000	2,074,352
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2041 (c)	150,000	146,145
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2031 (c)	205,000	208,206
TOTAL TRANSPORTATION		2,428,703
TOTAL VIRGINIA		11,495,945
Washington - 3.0%
Education - 0.0%
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	335,000	318,659
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	210,000	155,765
TOTAL EDUCATION		474,424
Electric Utilities - 0.6%
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2036	190,000	204,005
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2037	235,000	251,629
Energy Norwthwest WA Elec Rev 5% 7/1/2036 (Bonneville Power Administration Guaranteed)	320,000	357,155
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	150,000	165,148
Energy Norwthwest WA Elec Rev Series 2018 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	370,000	385,707
Energy Norwthwest WA Elec Rev Series 2019 A, 5% 7/1/2036 (Bonneville Power Administration Guaranteed)	155,000	163,696
Energy Norwthwest WA Elec Rev Series 2019 A, 5% 7/1/2037 (Bonneville Power Administration Guaranteed)	215,000	226,584
Energy Norwthwest WA Elec Rev Series 2020 A, 4% 7/1/2039	310,000	313,216
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2038	360,000	384,306
Energy Norwthwest WA Elec Rev Series 2021 A, 4% 7/1/2042 (Bonneville Power Administration Guaranteed)	1,565,000	1,572,964
Energy Norwthwest WA Elec Rev Series 2026 A, 5% 7/1/2037 (Bonneville Power Administration Guaranteed)	1,500,000	1,730,190
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2023 A, 5% 1/1/2038	640,000	705,468
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	1,075,000	1,202,690
Seattle WA Mun Lt & Pwr Rev Series 2019 A, 5% 4/1/2038	50,000	52,469
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2036	55,000	56,405
Seattle WA Mun Lt & Pwr Rev Series 2022, 5% 7/1/2042	135,000	145,820
Seattle WA Mun Lt & Pwr Rev Series 2023A, 5% 3/1/2038	250,000	276,431
Seattle Wash Drain & Wstwtr Rv Series 2017, 4% 7/1/2036	55,000	55,123
Tacoma WA Elec Sys Rev Series 2024A, 5% 1/1/2049	540,000	565,739
Tacoma WA Elec Sys Rev Series 2024B, 5% 1/1/2037	115,000	128,727
TOTAL ELECTRIC UTILITIES		8,943,472
Escrowed/Pre-Refunded - 0.0%
Grant Cnty Wash Gen. Oblig. Series 2022, 5.25% 12/1/2047	330,000	348,869
Kitsap County School District No 100-C Bremerton Series 2024, 5% 12/1/2043	300,000	328,281
TOTAL ESCROWED/PRE-REFUNDED		677,150
General Obligations - 1.7%
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2033	75,000	76,316
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2034	310,000	314,281
Clark Cnty WA Sch Dist 114 Evergreen Series 2020, 4% 12/1/2036	130,000	132,014
Clark Cnty Wash Sch Dist 37 Vancouver Series 2018, 5% 12/1/2035 (State of Washington Guaranteed)	80,000	83,578
Franklin Cnty Wash Sch Dist No 001 Pasco Series 2023, 5% 12/1/2037	125,000	138,042
Franklin Cnty Wash Sch Dist No 001 Pasco Series 2023, 5% 12/1/2038	220,000	241,986
King & Snohomish Cnty WA Sch Dist No 417 Series 2022, 5% 12/1/2037 (State of Washington Guaranteed)	570,000	619,128
King & Snohomish Cnty WA Sch Dist No 417 Series 2022, 5% 12/1/2038 (State of Washington Guaranteed)	235,000	254,366
King Cnty WA Gen. Oblig. Series 2024, 5% 12/1/2043	65,000	71,807
King Cnty WA Gen. Oblig. Series 2024, 5% 12/1/2044	105,000	115,049
King Cnty WA Pub Hosp Dist 1 Gen. Oblig. Series 2018, 5% 12/1/2037	160,000	165,378
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	310,000	340,096
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	335,000	366,133
North Thurston Pub Schs WA Series 2020, 4% 12/1/2034	650,000	669,471
Pierce Cnty WA Sch Dist No 3 Puyallup Series 2017, 5% 12/1/2032	150,000	153,155
Pierce Cnty WA SD 403 Bethel Series 2019, 5% 12/1/2035 (State of Washington Guaranteed)	170,000	179,547
Pierce Cnty WA SD 403 Bethel Series 2024, 5% 12/1/2044	805,000	874,635
Port Seattle WA Gen. Oblig. Series 2017, 5% 1/1/2042	1,000,000	1,007,274
Snohomish Cnty WA Sch Dist 15 Edmonds Series 2024, 5% 12/1/2038 (State of Washington Guaranteed)	220,000	245,900
Snohomish Cnty WA Sch Dist No 4 Lake Stevens 5% 12/1/2039	1,760,000	1,975,495
State of Washington Gen. Oblig. 5% 2/1/2040	30,000	32,758
State of Washington Gen. Oblig. 5% 2/1/2046	60,000	63,602
State of Washington Gen. Oblig. 5% 6/1/2044	375,000	403,791
State of Washington Gen. Oblig. 5% 7/1/2038	2,215,000	2,492,340
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2039	125,000	127,371
State of Washington Gen. Oblig. Series 2019 D, 5% 6/1/2039	85,000	88,644
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2037	355,000	374,666
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2040	190,000	199,203
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2039	115,000	120,545
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2040	135,000	141,251
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2038	165,000	175,216
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2040	50,000	53,156
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2041	30,000	31,818
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2037	385,000	416,615
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2042	330,000	350,932
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2037	60,000	65,168
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2045	430,000	452,811
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2036	140,000	152,688
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2042	380,000	405,679
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2043	90,000	95,787
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2044	40,000	42,447
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2045	30,000	31,805
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2040	190,000	206,770
State of Washington Gen. Oblig. Series 2024 A, 5% 8/1/2037	470,000	522,218
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2039	475,000	526,773
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2040	55,000	60,730
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2039	325,000	361,230
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	190,000	208,566
State of Washington Gen. Oblig. Series 2025 C, 5% 2/1/2047	1,000,000	1,070,686
State of Washington Gen. Oblig. Series 2026C, 5% 2/1/2051	3,000,000	3,184,490
State of Washington Gen. Oblig. Series R 2017B, 5% 8/1/2034	35,000	35,065
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2037	100,000	107,003
State of Washington Gen. Oblig. Series R 2023 A, 5% 8/1/2038	55,000	60,772
State of Washington Gen. Oblig. Series R 2023 B, 5% 7/1/2038	515,000	568,689
State of Washington Gen. Oblig. Series R 2026A, 5% 7/1/2038	2,050,000	2,332,448
Whatcom Cnty Wash Sch Dist No 501 Bellingham 5% 12/1/2039	160,000	174,867
TOTAL GENERAL OBLIGATIONS		23,762,251
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	395,000	381,518
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	170,000	176,605
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	105,000	107,462
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	320,000	335,738
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series B, 4% 8/15/2039	1,100,000	1,087,091
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2037	550,000	550,047
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	560,000	552,070
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2026	415,000	416,974
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2035	500,000	560,639
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	20,000	21,270
Washington St Health Care Facs Auth Rev Series 2015, 4% 7/1/2036	190,000	189,997
Washington St Health Care Facs Auth Rev Series 2015A, 4% 10/1/2045	1,250,000	1,139,843
Washington St Health Care Facs Auth Rev Series 2025 A, 5.5% 9/1/2055	1,000,000	1,063,038
TOTAL HEALTH CARE		6,582,292
Housing - 0.0%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	215,000	229,472
Washington St Hsg Fin Comm (WA Single Family Prog 11/1/10 Proj.) Series 2023 2N, 4.95% 12/1/2053	360,000	363,765
TOTAL HOUSING		593,237
Lease Revenue - 0.0%
Fyi Properties Wash Lease Rev Series 2019, 5% 6/1/2038	65,000	67,128
Special Tax - 0.0%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2021 S 1, 5% 11/1/2043	35,000	37,531
Fyi Properties Wash Lease Rev (State of Washington Proj.) Series 2019, 5% 6/1/2033	90,000	93,638
King Cnty WA Pub Hosp Dist 002 Gen. Oblig. Series 2020 A, 4% 12/1/2045	105,000	98,342
TOTAL SPECIAL TAX		229,511
Transportation - 0.2%
Port Seattle WA Rev 5% 2/1/2029	25,000	25,034
Port Seattle WA Rev Series 2018A, 5% 5/1/2034 (c)	175,000	177,592
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (c)	45,000	46,767
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (c)	500,000	511,552
Port Seattle WA Rev Series 2021C, 4% 8/1/2036 (c)	505,000	506,370
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	205,000	210,218
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	105,000	109,662
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	810,000	811,385
Port Seattle WA Rev Series 2022B, 5% 8/1/2038 (c)	145,000	155,068
Port Seattle WA Rev Series 2024B, 5.25% 7/1/2049 (c)	500,000	524,194
Port Seattle WA Rev Series D, 5% 5/1/2027 (c)	335,000	341,445
TOTAL TRANSPORTATION		3,419,287
Water & Sewer - 0.1%
King Cnty WA Swr Rev Series 2023, 4% 1/1/2043	1,135,000	1,138,645
TOTAL WASHINGTON		45,887,397
West Virginia - 0.4%
General Obligations - 0.1%
Berkeley Cnty WV Brd Ed Series 2023, 4% 6/1/2036	50,000	51,513
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2036	210,000	217,689
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2031	1,000,000	1,042,664
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2032	160,000	166,630
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2033	100,000	104,018
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2037	185,000	191,694
TOTAL GENERAL OBLIGATIONS		1,774,208
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 4% 6/1/2029	180,000	180,086
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 A, 4% 6/1/2051	700,000	616,916
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	585,000	629,491
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	215,000	230,450
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	125,000	132,601
West Virginia St Hosp Fin Auth Hosp Rev Series 2018 A, 5% 6/1/2052	1,045,000	1,051,612
TOTAL HEALTH CARE		2,841,156
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2018A, 5% 9/1/2033	45,000	46,123
West Virginia Parkways Authority Series 2021, 3% 6/1/2041	105,000	91,179
West Virginia Parkways Authority Series 2021, 4% 6/1/2042	500,000	499,669
West Virginia Parkways Authority Series 2021, 5% 6/1/2036	80,000	86,823
West Virginia Parkways Authority Series 2021, 5% 6/1/2037	290,000	313,290
West Virginia Parkways Authority Series 2021, 5% 6/1/2038	45,000	48,413
West Virginia Parkways Authority Series 2021, 5% 6/1/2039	405,000	434,372
West Virginia Parkways Authority Series 2021, 5% 6/1/2040	80,000	85,478
TOTAL TRANSPORTATION		1,605,347
TOTAL WEST VIRGINIA		6,220,711
Wisconsin - 2.1%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 12/1/2046	585,000	548,508
General Obligations - 0.4%
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2042	650,000	712,110
Racine WI Uni Sch Dist 4% 4/1/2044 (Assured Guaranty Inc Insured)	950,000	946,957
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Inc Insured)	285,000	304,060
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Inc Insured)	100,000	106,493
Racine WI Uni Sch Dist 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	245,000	263,805
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Inc Insured)	205,000	218,168
Racine WI Uni Sch Dist 5% 4/1/2041 (Assured Guaranty Inc Insured)	65,000	69,041
Racine WI Uni Sch Dist 5% 4/1/2041 (Build America Mutual Assurance Co Insured)	100,000	106,755
Wisconsin St Gen. Oblig. 4% 5/1/2038	435,000	438,413
Wisconsin St Gen. Oblig. 5% 5/1/2039	470,000	511,570
Wisconsin St Gen. Oblig. 5% 5/1/2039	155,000	168,709
Wisconsin St Gen. Oblig. Series 2021 2, 5% 5/1/2031	1,000,000	1,084,992
Wisconsin St Gen. Oblig. Series 2023B, 5% 5/1/2038	300,000	327,566
Wisconsin St Gen. Oblig. Series 2024C, 5% 5/1/2040	120,000	133,568
TOTAL GENERAL OBLIGATIONS		5,392,207
Health Care - 1.0%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045 (Assured Guaranty Inc Insured)	465,000	364,143
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2015A, 4.25% 6/1/2041	550,000	545,906
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5.5% 6/1/2055	250,000	263,761
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	285,000	287,709
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) 5% 10/1/2026	195,000	195,977
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) 5% 10/1/2027	320,000	328,607
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	940,000	951,415
Public Fin Auth Wis Retirementcmntys Rev Series 2020A, 4% 11/15/2037	600,000	604,349
Public Fin Auth Wis Retirementcmntys Rev Series 2020A, 5% 11/15/2041	1,045,000	1,078,413
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2049	290,000	300,817
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 4% 8/15/2036	250,000	250,770
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 5% 8/15/2034	220,000	228,846
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2018 A, 4% 8/15/2037	135,000	135,210
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2027	330,000	340,041
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2027	60,000	60,935
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	725,000	616,325
Wisconsin Health & Educational Facilities Authority (Thedacare Inc Proj.) Series 2019, 3.125% 12/15/2049	355,000	277,359
Wisconsin Health & Educational Facilities Authority Series 2017, 4% 8/15/2036	140,000	140,272
Wisconsin Health & Educational Facilities Authority Series 2017, 4% 8/15/2047	1,215,000	1,099,946
Wisconsin Health & Educational Facilities Authority Series 2017, 5% 8/15/2034	110,000	112,262
Wisconsin Health & Educational Facilities Authority Series 2018 A, 4% 8/15/2035	130,000	130,520
Wisconsin Health & Educational Facilities Authority Series 2018, 4.125% 4/1/2046	700,000	657,878
Wisconsin Health & Educational Facilities Authority Series 2018, 5% 4/1/2037	100,000	103,244
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 4% 8/15/2041	2,500,000	2,392,910
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	175,000	154,101
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5.5% 8/15/2048 (Assured Guaranty Inc Insured)	685,000	739,099
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 5% 8/15/2029	585,000	619,585
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 5% 8/15/2038	1,180,000	1,291,865
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 5% 8/15/2039	280,000	303,916
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2041	555,000	595,835
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2043	210,000	222,907
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2044	120,000	126,848
TOTAL HEALTH CARE		15,521,771
Housing - 0.3%
Public Finance Authority Series 2026 1 Class A1, 4.126% 1/20/2041 (b)	1,997,734	1,937,809
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2024 C, 4.5% 9/1/2044	200,000	200,513
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2024 C, 4.75% 3/1/2051	965,000	967,554
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Series 2023 A, 4.85% 9/1/2043	150,000	155,504
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Series 2024 A, 6% 9/1/2054	565,000	607,616
TOTAL HOUSING		3,868,996
Other - 0.1%
Public Fin Auth WI Revenue Series 2026B, 5.75% 12/1/2048	2,000,000	2,116,649
Pooled Loans - 0.1%
Public Fin Auth WI Revenue Series 2025 1 CL A, 4% tender 1/1/2055 (b)(g)	1,200,000	1,198,393
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Inc Insured) (e)	1,170,000	364,814
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2055 (Assured Guaranty Inc Insured) (e)	1,170,000	279,275
Wisconsin St Transn Rev Series 2021 A, 5% 7/1/2035	180,000	193,795
Wisconsin St Transn Rev Series 2023 A, 5% 7/1/2042	595,000	651,957
TOTAL SPECIAL TAX		1,489,841
Transportation - 0.1%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 5.75% 12/31/2065 (c)	1,500,000	1,570,845
Water & Sewer - 0.0%
State of Wisconsin Series 2020 A, 5% 6/1/2038	40,000	42,005
TOTAL WISCONSIN		31,749,215
Wyoming - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2040 (Assured Guaranty Inc Insured)	25,000	24,975
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) 4.4% 12/1/2043	265,000	268,136
TOTAL WYOMING		293,111
TOTAL MUNICIPAL SECURITIES (Cost $1,365,242,226)		1,380,641,556

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $78,775,166)	2.87	78,759,414	78,775,166

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,518,289,171)	1,534,372,722
NET OTHER ASSETS (LIABILITIES) - 0.7%	11,562,601
NET ASSETS - 100.0%	1,545,935,323

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Zero coupon bond which is issued at a discount.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,198,393 or 0.1% of net assets.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	14,116,704	371,230,906	306,572,444	1,330,482	-	-	78,775,166	78,759,414	2.6%
Total	14,116,704	371,230,906	306,572,444	1,330,482	-	-	78,775,166

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Fixed-Income Funds	74,956,000	74,956,000	-	-

Municipal Securities
Education	49,848,348	-	49,848,348	-
Electric Utilities	61,750,811	-	61,750,811	-
Escrowed/Pre-Refunded	3,558,682	-	3,558,682	-
General Obligations	504,557,260	-	504,557,260	-
Health Care	180,414,938	-	180,414,938	-
Housing	103,086,123	-	103,086,123	-
Industrial Development	2,110,853	-	2,110,853	-
Lease Revenue	10,039,100	-	10,039,100	-
Other	11,004,432	-	11,004,432	-
Pooled Loans	1,198,393	-	1,198,393	-
Resource Recovery	157,751	-	157,751	-
Special Tax	160,300,502	-	160,300,502	-
Tobacco Bonds	1,430,056	-	1,430,056	-
Transportation	199,971,127	-	199,971,127	-
Water & Sewer	91,213,180	-	91,213,180	-

Money Market Funds	78,775,166	78,775,166	-	-
Total Investments in Securities:	1,534,372,722	153,731,166	1,380,641,556	-
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,439,514,005)	$1,455,597,556
Fidelity Central Funds (cost $78,775,166)	78,775,166

Total Investment in Securities (cost $1,518,289,171)		$1,534,372,722
Cash		98,366
Receivable for securities sold on a delayed delivery basis		380,245
Receivable for fund shares sold		3,003,849
Interest receivable		17,211,179
Distributions receivable from Fidelity Central Funds		180,757
Receivable from investment adviser for expense reductions		93,539
Other receivables		68
Total assets		1,555,340,725
Liabilities
Payable for investments purchased on a delayed delivery basis	$4,217,527
Payable for fund shares redeemed	1,224,639
Distributions payable	3,480,914
Accrued management fee	253,496
Other payables and accrued expenses	228,826
Total liabilities		9,405,402
Net Assets		$1,545,935,323
Net Assets consist of:
Paid in capital		$1,527,815,379
Total accumulated earnings (loss)		18,119,944
Net Assets		$1,545,935,323
Net Asset Value, offering price and redemption price per share ($1,545,935,323 ÷ 151,955,382 shares)		$10.17
Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$831,451
Interest		33,083,060
Income from Fidelity Central Funds		1,330,086
Total income		35,244,597
Expenses
Management fee	$1,851,340
Custodian fees and expenses	20,788
Independent trustees' fees and expenses	1,613
Registration fees	360,021
Audit fees	75,075
Legal	446
Miscellaneous	1,038
Total expenses before reductions	2,310,321
Expense reductions	(926,997)
Total expenses after reductions		1,383,324
Net Investment income (loss)		33,861,273
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,601,889
Futures contracts	18,190
Capital gain distributions from Fidelity Central Funds	396
Total net realized gain (loss)		2,620,475
Change in net unrealized appreciation (depreciation) on investment securities		15,658,507
Net gain (loss)		18,278,982
Net increase (decrease) in net assets resulting from operations		$52,140,255
Statement of Changes in Net Assets

	Year ended June 30, 2026	For the period March 18, 2025 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,861,273	$608,203
Net realized gain (loss)	2,620,475	1,920
Change in net unrealized appreciation (depreciation)	15,658,507	425,044
Net increase (decrease) in net assets resulting from operations	52,140,255	1,035,167
Distributions to shareholders	(34,166,902)	(599,129)

Share transactions
Proceeds from sales of shares	1,610,159,835	179,310,222
Reinvestment of distributions	6,825,453	337,846
Cost of shares redeemed	(268,275,226)	(832,198)

Net increase (decrease) in net assets resulting from share transactions	1,348,710,062	178,815,870
Total increase (decrease) in net assets	1,366,683,415	179,251,908

Net Assets
Beginning of period	179,251,908	-
End of period	$1,545,935,323	$179,251,908

Other Information
Shares
Sold	159,703,198	18,202,945
Issued in reinvestment of distributions	673,492	34,248
Redeemed	(26,574,014)	(84,487)
Net increase (decrease)	133,802,676	18,152,706

Financial Highlights
Fidelity® SAI Enhanced Municipal Income Fund

Years ended June 30,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.371	.103
Net realized and unrealized gain (loss)	.307	(.131) D
Total from investment operations	.678	(.028)
Distributions from net investment income	(.370)	(.102)
Distributions from net realized gain	(.008)	-
Total distributions	(.378)	(.102)
Net asset value, end of period	$10.17	$9.87
Total Return E,F	6.96%	(.27)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.52% I,J
Expenses net of fee waivers, if any	.15%	.15% I
Expenses net of all reductions, if any	.15%	.15% I
Net investment income (loss)	3.68%	3.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,545,935	$179,252
Portfolio turnover rate K	23%	21% L

AFor the period March 18, 2025 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements

For the period ended June 30, 2026

1. Organization.
Fidelity SAI Enhanced Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,457,039
Gross unrealized depreciation	(3,175,186)
Net unrealized appreciation (depreciation)	$16,281,853
Tax Cost	$1,518,090,869

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$7,224
Undistributed ordinary income	$1,830,867
Net unrealized appreciation (depreciation) on securities and other investments	$16,281,853

The tax character of distributions paid was as follows:

	June 30, 2026	June 30, 2025A
Tax-exempt Income	$33,454,846	$599,129
Ordinary Income	623,121	-
Long-term Capital Gains	88,935	-
Total	$34,166,902	$599,129

A For the period March 18, 2025 (commencement of operations) through June 30, 2025.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Enhanced Municipal Income Fund	1,477,251,719	200,761,291
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Enhanced Municipal Income Fund	129

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Enhanced Municipal Income Fund	715
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through October 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $926,657.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $340.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Municipal Bond Fund
Fidelity SAI Enhanced Municipal Income Fund	22%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Enhanced Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Enhanced Municipal Income Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of June 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for the year then ended and for the period from March 18, 2025 (commencement of operations) through June 30, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from March 18, 2025 (commencement of operations) through June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 11, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2026, $20,498, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 11.29% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918392.101
SEB-ANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026